As filed with the Securities and Exchange Commission
                            on November 3, 1999
                 Registration No. 33-42927; 811-6419

                 SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
                  ----------------------------------
                             FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [_]
                        Post-Effective Amendment No. 58                 [X]

                             And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [_]
                                    Amendment No. 59                        [X]


                (Check appropriate box or boxes)

                            ------------------------

                             STAGECOACH FUNDS, INC.
               (Exact Name of Registrant as specified in Charter)
                               111 Center Street
                          Little Rock, Arkansas  72201
          (Address of Principal Executive Offices, including Zip Code)

                           --------------------------

Registrant's Telephone Number, including Area Code:  (800) 643-9691
                             Richard H. Blank, Jr.
                               c/o Stephens Inc.
                               111 Center Street
                          Little Rock, Arkansas  72201
                    (Name and Address of Agent for Service)
                                With a copy to:
                            Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                            Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                            Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):

[_]  60 days after filing pursuant to Rule
            485(a)(1), or

[_]  on _________ pursuant
     to Rule 485(a)(1)

[X]  Immediately upon filing pursuant
            to Rule 485(b), or

[_]  on _________ pursuant
            to Rule 485(b)

[_]  75 days after filing pursuant
     to Rule 485(a)(2)

[_]  on ___________pursuant
            to Rule 485(a)(2)

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             STAGECOACH FUNDS, INC.
                              Cross Reference Sheet


Form N-1A Item Number

Part A                      Prospectus Captions

 1                          Front and Back Cover Pages
 2                          Objectives and Principal Strategies
                            Important Risks
 3                          Summary of Expenses
                            Example of Expenses
 4                          Objectives and Principal Strategies
                            Important Risks
                            See Individual Fund Summaries
                            General Investment Risks
 5                          Not applicable
 6                          Organization and Management of the Funds
 7                          Your Account
                            How to Buy Shares
                            How to Sell Shares
                            Dividends and Distributions
                            Taxes
 8                          A Choice of Share Classes
                            Reduced Sales Charges
                            Distribution Plan
                            Exchanges
 9                          See Individual Fund Summaries

Part B                      Statement of Additional Information Captions

10                          Cover Page and Table of Contents
11                          Historical Fund Information
12                          Investment Restrictions
                            Additional Investment Policies
                            Risk Factors
13                          Management
14                          Capital Stock
15                          Management
16                          Portfolio Transactions
17                          Capital Stock
18       Determination of Net Asset Value
                            Additional Purchase and Redemption Information
19                          Federal Income Taxes
20                          Management
21                          Performance Calculations
22                          Financial Information

Part C                      Other Information

23-30 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

                                EXPLANATORY NOTE
                                ----------------


     This Post-Effective Amendment No. 58 (the "Amendment") to the Registration Statement of Stagecoach Funds, Inc. (the "Company") is being filed to register the definitive forms of prospectuses and statements of additional information for the Income and Tax-Free Income Funds, and to make certain other non-material changes to the prospectuses and statements of additional information for these Funds.

     This Post-Effective Amendment does not affect the Registration Statement for any of the Company's other funds.

                                                  November 1, 1999

             Stagecoach Income Funds
                  Prospectus


Corporate Bond Fund        Please read this Prospectus and keep it for
                           future reference.  It is designed to provide you
Short-Intermediate         with important information and to help you
   U.S. Government         decide if a Fund's goals match your own.
   Income Fund
                           Federal law requires us to update this
Strategic Income           Prospectus annually.  Federal law does not
   Fund                    allow us to satisfy Prospectus delivery
                           requirements by sending one Prospectus
U.S. Government            for all accounts and people within a
   Income Fund             household.  Therefore, if you own the same
                           Fund in more than one account or if several
Variable Rate people in your  household own the same Fund,  Government  Fund you will receive multiple Prospectuses.

                           These securities have not been approved
Class A, Class B and       or disapproved by the U.S. Securities and
Class C                    Exchange Commission ("SEC") nor has
                           the SEC passed upon the accuracy or
                           adequacy of this Prospectus.  Any
                           representation to the contrary is a
                           criminal offense.

                           Fund shares are NOT deposits or other obligations of,
                           or issued,  endorsed  or  guaranteed  by Wells  Fargo
                           Bank,  N.A.  ("Wells  Fargo  Bank")  or  any  of  its
                           affiliates. Fund shares are NOT insured or guaranteed
                           by the U.S. Government, the Federal Deposit Insurance
                           Corporation   ("FDIC")  or  any  other   governmental
                           agency.  AN  INVESTMENT  IN A FUND  INVOLVES  CERTAIN
                           RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.






  Table of Contents

Overview                              Objectives, Principal
                                         Strategies and Fund Specific Risks
This section contains                 Summary of Important Risks
important summary                     Performance History
information about the                 Summary of Expenses
Funds.                                Key Information


The Funds                             Corporate Bond Fund
                                      Short-Intermediate U.S. Government Income Fund
This section contains                 Strategic Income Fund
important information                 U.S. Government Income Fund
about the individual                  Variable Rate Government Fund
Funds.
                                      General Investment Risks
                                      Organization and Management of the Funds



Your Investment Account

Turn to this section for              A Choice of Share Classes
information on how to                 Reduced Sales Charges
open an account and how               Exchanges
to buy, sell and exchange             Your Account
Fund shares.                             How to Buy Shares
                                         How to Sell Shares



Reference                             Additional Services and
                                         Other Information
Look here for                         Portfolio Managers
additional information                Glossary
and term definitions.





Stagecoach Income Funds Overview

Corporate Bond Fund

Objective
Seeks a high level of current income consistent with reasonable risk.

Principal Strategy
We invest primarily in investment grade corporate debt securities of any maturity. Under normal market conditions we expect to maintain a dollar weighted-average maturity for portfolios of between 10 and 15 years. We may also invest in U.S. Government obligations and up to 25% of our assets in below investment grade securities.

Fund Specific Risks
We may invest in debt securities that are in low or below investment grade categories, or are unrated or in default at the time of purchase. Such debt securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and are more volatile than higher-rated securities of similar maturity. The value of such debt securities will be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated debt securities may be less liquid and more difficult to value than higher rated securities.

Securities of the smaller and medium-sized companies in which the Fund may invest may be more volatile than larger company securities. Investments in foreign markets may also present special risks, including currency, political, diplomatic, regulatory and liquidity risks.

Short-Intermediate U.S. Government Income Fund

Objective
Seeks current income, while preserving capital.

Principal Strategy
We invest in short- to intermediate-term U.S. Government obligations. Under ordinary circumstances, we expect to maintain a dollar weighted-average maturity of between 2 and 5 years. However, we may invest in securities of any maturity.
We seek to preserve capital by shortening average maturity when we expect interest rates to increase and to increase total return by lengthening maturity when we expect interest rates to fall.

Fund Specific Risks
The U.S. Government does not guarantee the market value or current yield of its obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government. Mortgage-backed securities are subject to prepayment risk and to extension risk, either of which can reduce the rate of return on the portfolio. Asset-backed securities are subject to risk of default on the underlying assets, particularly during periods of economic downturn.
Securities of U.S. branches of foreign banks and foreign branches of U.S. banks are subject to additional risks, such as political turmoil, the imposition of foreign withholding taxes, and the establishment of exchange controls or the adoption of other foreign governmental restrictions that may affect the payment of principal and/or interest on these securities.





Strategic Income Fund


Objective
Seeks to maximize income while maintaining prospects for capital appreciation.

Principal Strategy
We invest in our corporate and government debt securities and income-producing equity securities selected with particular consideration for their potential to generate current income. We shift assets between such debt and equity securities based on our assessment of the potential income available. We may buy, up to 50% of our total assets, debt securities that are below investment-grade (sometimes referred to as "junk bonds"), as well as debt rated in the lower investment grade categories. An equity focus will be on securities issued by companies and industries that tend to pay high ongoing dividends, such as utilities. We may also buy preferred stock and other convertible securities, as well as common stock of any size company.

Fund Specific Risks
We may invest in debt securities that are in low or below investment grade categories, or are unrated or in default at the time of purchase. Such debt securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and are more volatile than higher-rated securities of similar maturity. The value of such debt securities will be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated debt securities may be less liquid and more difficult to value than higher rated securities.

We may invest Fund assets in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stock and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. As of the date of this Prospectus, the equity markets, as measured by the S&P 500 Index and other commonly used indexes, are trading at or close to record levels. There can be no guarantee that these levels will continue.

U.S. Government Income Fund

Objective
Seeks a high level of current income while preserving capital.

Principal Strategy
We invest primarily in U.S. Government mortgage pass-through securities. Under normal circumstances, we invest at least 65% of our total assets in mortgage pass-through securities. We target the average portfolio duration in a range based on the average duration of 5 year U.S. Treasury securities.

Fund Specific Risks
The U.S. Government does not guarantee the market value or current yield of its obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government. Mortgage-backed securities are subject to prepayment risk and to extension risk, either of which can reduce the rate of return on the portfolio. Mortgage-backed securities are subject to the risk that homeowners may refinance existing mortgages to take advantage of lower rates.
Such "prepayments" result in an early return of principal that is then reinvested at what is likely to be a lower yield.

Variable Rate Government Fund

Objective
Seeks a high level of current income, while reducing principal volatility.

Principal Strategy
In order to reduce principal volatility, we invest in adjustable rate mortgage securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities and we may also invest in U.S. Treasury securities with remaining maturities of up to 5 years. We invest in obligations of any maturity, but under ordinary conditions we will maintain a dollar weighted-average maturity of between 10 to 30 years.

Fund Specific Risks
Adjustable rate mortgages ("ARMS") have interest rates tied to an index, such as
U.S.  Treasury bill rates or the federal funds target rate, so that payments may be  periodically  reset  according to changes in the index.  Individual ARMS are bundled together and sold as securities.  Unlike  conventional  debt securities, which  typically  make  semi-annual  interest  payments  and repay  principal at maturity,  ARMs provide a monthly  payment of a pro-rated share of both interest payments  and  payments  and  pre-payments  of  principal.  Since ARMs adjust to interest rate changes,  they may be less sensitive to interest rate changes than
their   weighted-average   maturity  might  suggest.  Not  all  U.S.  Government
obligations are backed by the full faith and credit of the U.S. Government. ARMS are subject to prepayment risk and to extension risk, either of which can reduce the rate of return on the portfolio.






Summary of Important Risks

This section summarizes important risks that are common to all of the Funds described in this Prospectus, and important risks that relate specifically to particular Funds. Both are important to your investment choice. Additional information about these and other risks is included in:

o the individual Fund Descriptions later in this Prospectus; o under the "General Investment Risks" section beginning on page 32; and o in the Funds'
Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Fund.

Common Risks for the Funds

Debt Securities.  The Funds invest in debt securities,  such as notes and bonds, which are  subject to credit  risk and  interest  rate risk.  Credit risk is the possibility  that an issuer  of an  instrument  will be unable to make  interest payments or repay principal.  Changes in the financial  strength of an issuer or changes in the credit  rating of a security may affect its value.  Interest rate risk is the risk that interest rates may increase,  which will reduce the resale
value  of  instruments  in  a  Fund's  portfolio,   including  U.S.   Government
obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter  maturities.  Changes in market interest rates do not affect the rate payable on debt securities held in a Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk.  Changes in market interest rates may also extend or shorten the duration of certain types of instruments,  such as asset-backed  securities, thereby affecting their value and the return on your investment.




Performance History

The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns from inception, and for one-, five- and ten-year periods (as applicable) are compared to the performance of an appropriate broad-based index.

Please remember that past performance is no guarantee of future results.

The Corporate Bond and Strategic Income Funds have been in operation less than a calendar year, so return information is not reported for these Funds.

Performance History

Short-Intermediate U.S. Government Income Fund Class A Calendar Year Returns (%)*

                                   [BAR CHART]

                    1994                               -1.42
                    1995                               12.67
                    1996                                 3.61
                    1997                                 7.57
                    1998                                 7.61


Best Qtr.:  Q3 '98: 4.81%           Worst Qtr.:  Q3 '94: -0.67%

*    Returns do not reflect sales charges.  If they did, returns would be lower.
     The Fund's year-to-date performance through September 30, 1999 was -0.28%.

Average annual total return (%)

                                                                                              Since
for the period ended 12/31/98                   1 Year                5 Years               Inception

Class A (Incept. 10/27/93)                       4.35                  5.26                    5.18

Class B (Incept. 6/15/98)1                       1.97                  4.92                    4.99

LB 1-3 Year Gov't. Bond Index2                   6.97                  5.96                    5.85

1 Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class's fees and expenses.

2  Lehman Brothers 1-3 Year Government Bond Index.







U.S. Government Income Fund Class A Calendar Year Returns (%)*

                                   [BAR CHART]

                    1989                               14.82
                    1990                               10.17
                    1991                               18.08
                    1992                                 6.27
                    1993                               10.67
                    1994                                -4.81
                    1995                               19.32
                    1996                                -0.11
                    1997                                 8.73
                    1998                                 7.35


Best Qtr.:  Q2 '89: 8.09%           Worst Qtr.:  Q1 '96: -3.75%

*    Returns do not reflect sales charges.  If they did, returns would be lower.
     The Fund's year-to-date performance through September 30, 1999 was -0.89%.

Average annual total return (%)


for the period ended 12/31/98                1 Year                 5 Years                 10 Years

Class A (Incept. 4/7/88)1                     2.55                   4.76                     8.28

Class B (Incept. 12/15/97)1                   1.63                   4.67                     8.08

Class C (Incept. 7/1/93)                      5.63                   4.98                     8.09

Lehman Brothers U.S. Government              13.41                   9.35                     11.54
Long Bond Index

1 Performance shown for periods prior to the inception of this Class reflects the performance of the Institutional Class shares adjusted to reflect this Class's fees and expenses.





Variable Rate Government Fund Class A Calendar Year Returns*

                                   [BAR CHART]

                    1991                                 8.60
                    1992                                 4.23
                    1993                                 4.87
                    1994                               -3.81
                    1995                                 7.69
                    1996                                 4.41
                    1997                                 5.43
                    1998                                 3.58


Best Qtr.:  Q4 '90: 2.75%           Worst Qtr.:  Q4 '94: -2.09%

*    Returns do not reflect sales charges.  If they did, returns would be lower.
     The Fund's year-to-date performance through September 30, 1999 was 1.63%.

Average annual total return (%)

                                                                                              Since
for the period ended 12/31/98                1 Year                 5 Years                 Inception

Class A (Incept. 11/1/90)                     0.43                   2.76                     4.18

LB ARMs Index1                                5.27                   6.11                      N/A

1  Lehman Brothers Adjustable Rate Mortgages Index.








  Summary of Expenses

  These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares.


-------------------------------------- =============== ================ -----------


Shareholder Fees                       All Funds       All Funds        All Funds
                                       Class A         Class B          Class C
-------------------------------------- =============== ================ -----------
Maximum sales charge (load)
   imposed on purchases (as a
percentage of
   offering price)                     4.50%           None             None
-------------------------------------- =============== ================ -----------
Maximum deferred sales charge (load)
   (as a percentage of the lower of    None1           5.00%            1.00%
  the net asset value ("NAV") at
  purchase or the NAV at redemption)
-------------------------------------- =============== ================ -----------



Annual Fund Operating Expenses (Expenses that are deducted from
   Fund Assets)2

----------------------- ---------------------- --------------- -----------------------

                                               Short-Intermediate
                                                    U.S.
                                                 Government
                         Corporate Bond Fund    Income Fund    Strategic Income Fund
                        ---------------------- --------------- -----------------------
                        ------- ------- ------ ------- ------- ------- ------ --------
                        Class   Class   Class  Class   Class   Class   Class   Class
                          A       B       C      A       B       A       B       C
-----------------------
                        ------- ------- ------ ------- ------- ------- ------ --------
Management Fees         0.50%   0.50%   0.50%  0.50%   0.50%   0.60%   0.60%  0.60%
----------------------- ------- ------- ------ ------- ------- ------- ------ --------
----------------------- ------- ------- ------ ------- ------- -------
Distribution (12b-1)    0.05%   0.75%   0.75%  0.05%   0.75%   0.00%   0.75%  0.75%
Fees
----------------------- ------- ------- ------ ------- ------- ------- ------ --------
Other Expenses          1.55%   1.40%   1.69%  0.66%   0.74%   0.97%   0.79%  1.14%
----------------------- ------- ------- ------ ------- ------- ------- ------ --------
TOTAL ANNUAL FUND
   OPERATING
   EXPENSES             2.10%   2.65%   2.94%  1.21%   1.99%   1.62%   2.14%  2.49%
----------------------- ------- ------- ------ ------- ------- ------- ------ --------


----------------------- -------------------------------- ---------------

                                U.S. Government          Variable Rate
                                  Income Fund              Government
                                                              Fund
                        -------------------------------- ---------------
                        ---------- ---------- ---------- ---------------
                          Class      Class      Class        Class
                            A          B          C            A
-----------------------
                        ---------- ---------- ---------- ---------------
Management Fees         0.50%      0.50%        0.50%        0.50%
----------------------- ---------- ---------- ---------- ---------------
----------------------- ---------- ---------- ---------- ---------------
Distribution (12b-1)    0.05%      0.70%        0.75%        0.25%
Fees
----------------------- ---------- ---------- ---------- ---------------
Other Expenses          0.66%      0.79%        0.66%        0.38%
----------------------- ---------- ---------- ---------- ---------------
TOTAL ANNUAL FUND
   OPERATING
   EXPENSES             1.21%      1.99%        1.91%        1.13%
----------------------- ---------- ---------- ---------- ---------------

1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more will be assessed a 1.00% contingent deferred sales charge ("CDSC") if they are redeemed within one year from the date of purchase. All other Class A shares will not have a CDSC.

2 Expense  information  in the table has been restated to reflect  current fees.
  The actual expenses incurred by the Funds will be lower than the contract amounts shown above in certain instances as a result of voluntary fee waivers.
  The Funds' actual expenses after waivers are currently as follows for the share classes indicated: Corporate Bond Fund -- Class A: 1.00%, Class B:
  1.75%, Class C: 1.75%; Short-Intermediate U.S. Government Income Fund -- Class
  A: 0.96%,  Class B: 1.66%;  Strategic Income Fund -- Class A: 1.10%,  Class B:
  1.85%, Class C: 1.85%; U.S. Government Income Fund -- Class A: 0.96%, Class B:
  1.66%, Class C: 1.66%; Variable Rate Government Fund -- Class A: 0.78%. Fee waivers are voluntary and may be discontinued or modified at any time.








Summary of Expenses (Cont'd)

Example of Expenses
These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------- ------------------------ ------------------------- -----------------

                                         Short-Intermediate Term   Strategic Income
                  Corporate Bond Fund     U.S. Government Income         Fund
                                                   Fund
                ------------------------ ------------------------- -----------------
                ------ -------- -------- -------- ------- -------- -------- --------
                Class   Class    Class    Class   Class    Class    Class    Class
                  A       B        C        A       B        A        B        C
---------------
                ------ -------- -------- -------- ------- -------- -------- --------
1 YEAR          $       $ 768    $ 397    $ 568   $        $ 607    $ 717    $ 397
                 653                               702
--------------- ------ -------- -------- -------- ------- -------- -------- --------
3 YEARS         $1,078 $1,123    $ 910    $ 817   $        $ 938    $ 970    $ 910
                                                   924
--------------- ------ -------- -------- -------- ------- -------- -------- --------
5 YEARS         $1,528 $1,605   $1,548   $1,085   $1,273  $1,292   $1,349   $1,548
--------------- ------ -------- -------- -------- ------- -------- -------- --------
10 YEARS        $2,778 $2,788   $3,261   $1,850   $2,021  $2,285   $2,279   $3,261
--------------- ------ -------- -------- -------- ------- -------- -------- --------


--------------- ------------------------ --------------

                    U.S. Government      Variable Rate
                      Income Fund         Government
                                             Fund
                ------------------------ --------------
                ------ -------- -------- --------------
                Class   Class    Class       Class
                  A       B        C           A
---------------
                ------ -------- -------- --------------
1 YEAR          $       $ 702    $ 294       $ 560
                 568
--------------- ------ -------- -------- --------------
3 YEARS         $       $ 924    $ 600       $ 793
                 817
--------------- ------ -------- -------- --------------
5 YEARS         $1,085 $1,273   $1,032      $1,044
--------------- ------ -------- -------- --------------
10 YEARS        $1,850 $2,021   $2,233      $1,763
--------------- ------ -------- -------- --------------


You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of the periods shown:


--------------- -------------------------- ------------------- --------------------------

                                           Short-Intermediate
                                            U.S. Government
                   Corporate Bond Fund        Income Fund        Strategic Income Fund
                -------------------------- ------------------- --------------------------
                ------- --------- -------- --------- --------- --------- -------- -------
                Class    Class     Class    Class     Class     Class     Class   Class
                  A        B         C        A         B         A         B       C
---------------
                ------- --------- -------- --------- --------- --------- -------- -------
1 YEAR          $        $ 268     $ 297    $ 568     $ 202     $ 607     $ 217   $
                 653                                                               297
--------------- ------- --------- -------- --------- --------- --------- -------- -------
3 YEARS         $1,078   $ 823     $ 910    $ 817     $ 624     $ 938     $ 670   $
                                                                                   910
--------------- ------- --------- -------- --------- --------- --------- -------- -------
5 YEARS         $1,528   $1,405   $1,548    $1,085    $1,073    $1,292   $1,149   $1,548
--------------- ------- --------- -------- --------- --------- --------- -------- -------
10 YEARS        $2,778   $2,708   $3,261    $1,850    $2,021    $2,285   $2,279   $3,261
--------------- ------- --------- -------- --------- --------- --------- -------- -------


--------------- ------------------------ --------------

                    U.S. Government      Variable Rate
                      Income Fund         Government
                                             Fund
                ------------------------ --------------
                ------ -------- -------- --------------
                Class   Class    Class       Class
                  A       B        C           A
---------------
                ------ -------- -------- --------------
1 YEAR          $       $ 202    $ 194       $ 560
                 568
--------------- ------ -------- -------- --------------
3 YEARS         $       $ 624    $ 600       $ 793
                 817
--------------- ------ -------- -------- --------------
5 YEARS         $1,085 $1,073   $1,032      $1,044
--------------- ------ -------- -------- --------------
10 YEARS        $1,850 $2,021   $2,233      $1,763
--------------- ------ -------- -------- --------------





Key Information

Important information you should look for as you decide to invest in a Fund:
The summary information on the previous pages is designed to provide you with an
overview  of  each  Fund.   The  sections  that  follow  provide  more  detailed
information about the investments and management of each Fund.

Investment Objective and Investment Strategies
The investment objective of each Fund in this Prospectus is fundamental, that is, it can be changed only by a vote of the shareholders. The objectives and strategies descriptions for each Fund tell you:
o        what the Fund is trying to achieve;
o        how we intend to invest your money; and
o what makes a Fund different from the other Funds offered in this Prospectus.

Permitted Investments
A summary of the Fund's key permitted investments and practices.

Important Risk Factors
Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "General Investment Risks" sections.

Words appearing in italicized print are defined in the Glossary.





Corporate Bond Fund

Portfolio Managers:                         N. Graham Allen, FCMA
                                            John W. (Jack) Burgess
                                            Jacqueline A. Flippin
                                            Daniel J. Kokoszka, CFA
                                            Scott Smith, CFA

Investment Objective
The Corporate Bond Fund seeks a high level of current income, consistent with reasonable risk. Changes to this objective do not require a shareholder vote.

Investment Strategies
We seek a high rate of current income by actively managing a diversified portfolio consisting primarily of corporate debt securities. When purchasing these securities we consider, among other things, the yield differences for various corporate sectors, and the current economic cycle's potential effect on the various types of bonds. We may invest in securities of any maturity. Under normal market conditions, we expect to maintain a dollar-weighted average maturity for portfolio securities of between 10 and 15 years. We also may invest in U.S. Government obligations.

Permitted Investments
Under normal market conditions, we invest:

o at least 65% of our total assets in investment grade corporate debt securities; o in U.S. Government obligations; o up to 25% of our total assets in debt securities that are below investment grade; and o up to 25% of our total assets in securities of foreign issuers.

We may temporarily hold assets in cash or in money market instruments, including
U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During these periods, the Fund may not achieve its objective of a high level of current income.

Important Risk Factors
We may invest in securities regardless of their rating, or in securities that are unrated or in default at the time of purchase. Debt securities are subject to interest rate risk, maturity risk and credit risk.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 32; and the specific risks listed here. They are all important to your investment choice.





Corporate Bond Fund Financial Highlights

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

FOR A SHARE OUTSTANDING

                            CLASS A SHARES--COMMENCED
                                                        ON APRIL 1, 1998

                                                        ----------------------- -------------------- -------
                                                            June 30, 1999          June 30, 1998

                                                        ----------------------- -------------------- -------
For the period ended:

Net asset value, beginning of period                            $10.03                $10.00

Income from investment operations:
   Net investment income (loss)                                  0.62                  0.17
   Net realized and unrealized gain (loss)
      on investments                                            (0.37)                 0.03

Total from investment operations                                 0.25                  0.20

Less distributions:
   Dividends from net investment income                         (0.62)                (0.17)
   Distributions from net realized gain                         (0.04)                 0.00

Total from distributions                                        (0.66)                (0.17)

Net asset value, end of period                                  $9.62                 $10.03

Total return (not annualized)1                                  2.45%                  1.98%

Ratios/supplemental data:
   Net assets, end of period (000s)                             $5,482                $5,503

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                      0.93%                  0.56%
   Ratio of net investment income (loss) to
      average net assets                                        6.21%                  6.47%

Portfolio turnover                                               115%                   33%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)             2.10%                  3.74%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                        5.04%                  3.29%

------------------------------------------------------- ----------------------- -------------------- -------

1 Total returns do not include sales charges.






                                                        CLASS B SHARES--COMMENCED           CLASS C SHARES--COMMENCED
                                                        ON APRIL 1, 1998                    ON APRIL 1, 1998

                                                        ----------------- ----------------- ---------------- -----------------
                                                         June 30, 1999     June 30, 1998     June 30, 1999    June 30, 1998

                                                        ----------------- ----------------- ---------------- -----------------
For the period ended:

Net asset value, beginning of period                         $10.03            $10.00           $10.03            $10.00

Income from investment operations:
   Net investment income (loss)                               0.55              0.15             0.55              0.15
   Net realized and unrealized gain (loss)
      on investments                                         (0.37)             0.03            (0.37)             0.03

Total from investment operations                              0.18              0.18             0.18              0.18

Less distributions:
   Dividends from net investment income                      (0.55)            (0.15)           (0.55)            (0.15)
   Distributions from net realized gain                      (0.04)             0.00            (0.04)             0.00

Total from distributions                                     (0.59)            (0.15)           (0.59)            (0.15)

Net asset value, end of period                               $9.62             $10.03            $9.62            $10.03

Total return (not annualized)1                               1.68%             1.81%             1.67%            1.78%

Ratios/supplemental data:
   Net assets, end of period (000s)                         $11,311            $4,595           $1,994             $299

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                   1.68%             1.35%             1.70%            1.34%
   Ratio of net investment income (loss) to
      average net assets                                     5.43%             5.47%             5.39%            5.57%

Portfolio turnover                                            115%              33%              115%              33%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)          2.65%             4.30%             2.94%            8.58%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                     4.46%             2.52%             4.15%           (1.67%)

------------------------------------------------------- ----------------- ----------------- ---------------- -----------------






Short-Intermediate U.S. Government Income Fund

Portfolio Managers:                         Paul C. Single
                                            Jacqueline A. Flippin

Investment Objective
The Short-Intermediate U.S. Government Income Fund seeks current income, while preserving capital.

Investment Strategies
We seek current income by actively managing a diversified portfolio consisting primarily of short- to intermediate-term U.S. Government obligations. We may invest in securities of any maturity. Under ordinary circumstances, we expect to maintain a dollar-weighted average maturity of between 2 and 5 years. We seek to preserve capital by shortening average maturity when we expect interest rates to increase and to increase total return by lengthening maturity when we expect interest rates to fall.

Permitted Investments
Under normal market conditions, we invest:

o        at least 65% of our total assets in short to intermediate term U.S. Government obligations or repurchase agreements collateralized by U.S. Government obligations;
o        in investment grade corporate debt securities including asset-backed securities;
o  no  more  than  5%  of  our  total  assets  in  securities  downgraded  below
investment-grade   after  we   acquired   them;   o  up  to  25%  of  assets  in
dollar-denominated debt of U.S. branches of foreign banks or foreign branches of
U.S. banks;  and o in stripped  Treasury  securities,  adjustable-rate  mortgage securities, and adjustable portions of collateralized mortgage obligations ("CMOs").

We may temporarily hold assets in cash or in money market instruments, including
U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During these periods, the Fund may not achieve its objective of current income and capital preservation.

Important Risk Factors

Mortgage- and asset-backed securities and CMOs may not be guaranteed by the U.S.
Treasury. Mortgage- and asset-backed securities and CMOs are subject to prepayment acceleration and extension risk, either of which can reduce the rate of return on the portfolio. Asset-backed securities are subject to risk of default on the underlying assets, particularly during periods of economic downturn. Securities of U.S. branches of foreign banks and foreign branches of U.S. banks are subject to additional risks, such as political turmoil, the imposition of foreign withholding taxes, and the establishment of exchange controls or the adoption of other foreign governmental restrictions that may affect the payment of principal and/or interest on these securities.

Stripped Treasury securities have greater interest rate risk than traditional government securities with identical credit ratings and like maturities because interest payments and the repayment of principal are separated and sold as securities.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 32; and the specific risks listed here. They are all important to your investment choice.





Short-Intermediate U.S. Government Income Fund Financial Highlights

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

FOR A SHARE OUTSTANDING

                            CLASS A SHARES--COMMENCED
                                                        ON OCTOBER 27, 1993

                                                        ----------------------- ---------------------- ----------------------
                                                            June 30, 1999          June 30, 19981         March 31, 1998

                                                        ----------------------- ---------------------- ----------------------
For the period ended:

Net asset value, beginning of period                            $9.97                   $9.95                  $9.64

Income from investment operations:
   Net investment income (loss)                                  0.57                   0.13                   0.51
   Net realized and unrealized gain (loss)
      on investments                                            (0.23)                  0.02                   0.31

Total from investment operations                                 0.34                   0.15                   0.82

Less distributions:
   Dividends from net investment income                         (0.57)                 (0.13)                 (0.51)
   Distributions from net realized gain                          0.00                   0.00                   0.00

Total from distributions                                        (0.57)                 (0.13)                 (0.51)

Net asset value, end of period                                  $9.74                   $9.97                  $9.95

Total return (not annualized)4                                  3.37%                   1.54%                  8.69%

Ratios/supplemental data:
   Net assets, end of period (000s)                            $42,956                 $38,149                $29,694

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                      0.96%                   0.96%                  0.78%
   Ratio of net investment income (loss) to
      average net assets                                        5.66%                   5.36%                  5.19%

Portfolio turnover                                               116%                    12%                    48%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)             1.21%                   1.24%                  1.30%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                        5.41%                   5.08%                  4.67%

------------------------------------------------------- ----------------------- ---------------------- ----------------------
1 The Fund  changed  its  fiscal  year-end  from March 31 to June 30. 2 The Fund changed its fiscal  year-end  from  September 30 to March 31. 3 The Fund changed its fiscal  year-end  from  December 31 to September  30. 4 Total returns do not include any sales charges.





                            CLASS A SHARES--COMMENCED
                                                        ON OCTOBER 27, 1993

                                                        ------------------- ------------------ --------------- ----------------
                                                         March 31, 19972     Sept. 30, 19963   Dec. 31, 1995    Dec. 31, 1994

                                                        ------------------- ------------------ --------------- ----------------
For the period ended:

Net asset value, beginning of period                          $9.73              $10.00            $9.39            $9.99

Income from investment operations:
   Net investment income (loss)                                0.34               0.41              0.55            0.46
   Net realized and unrealized gain (loss)
      on investments                                          (0.09)             (0.27)             0.61            0.60

Total from investment operations                               0.25               0.14              1.16           (0.14)

Less distributions:
   Dividends from net investment income                       (0.34)             (0.41)            (0.55)          (0.46)
   Distributions from net realized gain                        0.00               0.00              0.00            0.00

Total from distributions                                      (0.34)             (0.41)            (0.55)          (0.46)

Net asset value, end of period                                $9.64               $9.73            $10.00           $9.39

Total return (not annualized)4                                2.57%               1.34%            12.67%          (1.42%)

Ratios/supplemental data:
   Net assets, end of period (000s)                          $33,920             $37,465          $39,928          $11,602

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                    0.71%               0.76%            0.71%            0.25%
   Ratio of net investment income (loss) to
      average net assets                                      6.96%               5.60%            5.64%            4.75%

Portfolio turnover                                             52%                389%              472%            288%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)           1.12%               1.21%            1.67%            2.28%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                      6.55%               5.15%            4.68%            2.72%

------------------------------------------------------- ------------------- ------------------ --------------- ----------------






                            CLASS B SHARES--COMMENCED
                                                        ON JUNE 15, 1998

                                                        ----------------------- -------------------- -------
                                                            June 30, 1999          June 30, 1998

                                                        ----------------------- -------------------- -------
For the period ended:

Net asset value, beginning of period                            $9.97                 $10.03

Income from investment operations:
   Net investment income (loss)                                  0.50                  0.02
   Net realized and unrealized gain (loss)
      on investments                                            (0.23)                (0.06)

Total from investment operations                                 0.27                 (0.04)

Less distributions:
   Dividends from net investment income                         (0.50)                (0.02)
   Distributions from net realized gain                          0.00                  0.00

Total from distributions                                        (0.50)                (0.02)

Net asset value, end of period                                  $9.74                  $9.97

Total return (not annualized)4                                  2.65%                 (0.38%)

Ratios/supplemental data:
   Net assets, end of period (000s)                             $9,643                $7,514

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                      1.66%                  1.66%
   Ratio of net investment income (loss) to
      average net assets                                        4.95%                  5.08%

Portfolio turnover                                               116%                   12%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)             1.99%                  1.97%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                        4.62%                  4.77%

------------------------------------------------------- ----------------------- -------------------- -------






Strategic Income Fund

Portfolio Managers:                         N. Graham Allen, FCMA
                                            Jacqueline A. Flippin
                                            Scott Smith, CFA

Investment Objective
The Strategic Income Fund seeks to maximize income while maintaining prospects for capital appreciation.

Investment Strategies

We  actively   manage  a   diversified   portfolio   of  debt   securities   and
income-producing  equity securities  selected with particular  consideration for their potential to generate  current  income.  We shift assets between such debt and equity  securities based on our assessment of the potential income available while attempting to maintain prospects for capital appreciation. We may buy debt securities  that are below  investment  grade  (sometimes  referred  to as "junk bonds"),  as well as debt rated in the lower  investment grade  categories.  Our equity focus will be on securities  issued by companies in industries  that tend to pay high ongoing dividends, such as utilities. We may buy preferred stock and other convertible  securities,  as well as common stock of any size company. Any capital  appreciation  will  come  primarily  from the  income-producing  equity portion of the portfolio.

Permitted Investments
Under normal market conditions, we invest:

o        at least 25% of our total assets in corporate and government bonds;
o        up to 35% of our total assets in a wide range of income-producing equity securities.;
o        up to 50% of our total assets in debt securities that are below investment grade, including "high risk" securities; and
o        up to 25% of our total assets in securities of foreign issuers.

We will generally invest in debt securities that are rated at least "Caa" by Moody's or "CCC" by S&P, or that are unrated but deemed by the advisor to be of comparable equity. The average credit quality of this portion of the portfolio is expected to be "BB" as rated by S&P(TM).

We may temporarily hold assets in cash or in money market instruments, including
U.S.  Government  obligations,  shares  of other  mutual  funds  and  repurchase agreements,  or make other short-term investments,  either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of  shareholders  to do so. During these  periods,  the Fund may not achieve its
objective  of  maximizing  income  while   maintaining   prospects  for  capital
appreciation.

Important Risk Factors
We may invest in debt securities that are in low or below investment grade categories, or are unrated or in default at the time of purchase. Such debt securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and are more volatile than higher-rated securities of similar maturity. The value of such debt securities will be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated debt securities may be less liquid and more difficult to value than higher rated securities.

Stocks of the smaller and medium-sized companies in which the Fund may invest may be more volatile than larger company stocks. Investments in foreign markets may also present special risks, including currency, political, diplomatic, regulatory and liquidity risks.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 32; and the specific risks listed here. They are all important to your investment choice.





Strategic Income Fund Financial Highlights

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

FOR A SHARE OUTSTANDING

                                                        CLASS A SHARES--        CLASS B SHARES--       CLASS C SHARES--
                                                        COMMENCED               COMMENCED              COMMENCED
                                                        ON JULY 13, 1998        ON JULY 13, 1998       ON JULY 13, 1998

                                                        ----------------------- ---------------------- ----------------------
                                                            June 30, 1999           June 30, 1999          June 30, 1999

                                                        ----------------------- ---------------------- ----------------------
For the period ended:

Net asset value, beginning of period                            $12.50                 $12.50                 $12.50

Income from investment operations:
   Net investment income (loss)                                  0.77                   0.68                   0.68
   Net realized and unrealized gain (loss)
      on investments                                            (0.46)                 (0.45)                 (0.45)

Total from investment operations                                 0.31                   0.23                   0.23

Less distributions:
   Dividends from net investment income                         (0.77)                 (0.68)                 (0.68)
   Distributions from net realized gain                          0.00                   0.00                   0.00

Total from distributions                                        (0.77)                 (0.68)                 (0.68)

Net asset value, end of period                                  $12.04                 $12.05                 $12.05

Total return (not annualized)1                                  2.52%                   1.87%                  1.87%

Ratios/supplemental data:
   Net assets, end of period (000s)                            $11,223                 $36,892                $3,037

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                      0.66%                   1.50%                  1.47%
   Ratio of net investment income (loss) to
      average net assets                                        6.95%                   6.25%                  6.23%

Portfolio turnover                                               176%                   176%                   176%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)             1.62%                   2.14%                  2.49%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                        5.99%                   5.61%                  5.21%

------------------------------------------------------- ----------------------- ---------------------- ----------------------

1 Total returns do not include any sales charges.





U.S. Government Income Fund

Portfolio Managers:                         Scott Smith
                                            Paul Single

Investment Objective
The U.S. Government Income Fund seeks a long-term total rate of return through preserving capital and earning high interest income by investing principally in a portfolio of U.S. Government mortgage pass-through securities, consisting primarily of securities issued by GNMA, FNMA and FHLMC.

Investment Strategies
We  actively  manage  a  diversified   portfolio  of  U.S.  Government  mortgage
pass-through  securities  (including those issued by GNMA, FNMA and FHLMC), U.S.
Treasury securities and repurchase agreements  collateralized by U.S. Government obligations.

Permitted Investments
Under normal market conditions, we invest:

o at least 65% of total Fund  assets in U.S.  Government  mortgage  pass-through
securities;   and  o  in   Treasury   securities   and   repurchase   agreements
collateralized by U.S. Government obligations.

We may temporarily hold assets in cash or in money market instruments, including
U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so.

Important Risk Factors
You should consider both the General Investment Risks beginning on page 32 and the specific risks listed below. They are equally important to your investment choice.

The U.S. Government guarantees the timely payment of interest and principal of GNMA and Treasury securities with its full faith and credit. FNMA and FHLMC securities, however, are guaranteed by the issuing agencies and not by the U.S.
Government. There is no guarantee that the U.S. Government will support FNMA and FHLMC securities if they are unable to meet their obligations.

The U.S. Government does not directly or indirectly insure or guarantee the performance of the Fund. Mortgage-backed securities are subject to the risk that homeowners may refinance existing mortgages to take advantage of lower rates.
Such "prepayments" result in an early return of principal that is then reinvested at what is likely to be a lower yield.






U.S. Government Income Fund Financial Highlights

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

FOR A SHARE OUTSTANDING

                            CLASS A SHARES--COMMENCED
                                                        ON APRIL 7, 19884

                                                        ----------------------- ----------------------
                                                            June 30, 1999          June 30, 19982

                                                        ----------------------- ----------------------
For the period ended:

Net asset value, beginning of period                            $10.93                 $10.88

Income from investment operations:
   Net investment income (loss)                                  0.59                   0.30
   Net realized and unrealized gain (loss)
      on investments                                            (0.31)                  0.05

Total from investment operations                                 0.28                   0.35

Less distributions:
   Dividends from net investment income                         (0.59)                 (0.30)
   Distributions from net realized gain                          0.00                   0.00

Total from distributions                                         0.00                  (0.30)

Net asset value, end of period                                  $10.62                 $10.93

Total return (not annualized)1                                  2.52%                   3.23%

Ratios/supplemental data:
   Net assets, end of period (000s)                            $154,122               $192,538

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                      0.95%                   0.89%
   Ratio of net investment income (loss) to
      average net assets                                        5.37%                   5.51%

Portfolio turnover                                               57%                    245%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)             1.21%                   1.25%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                        5.11%                   5.15%

------------------------------------------------------- ----------------------- ----------------------







                            CLASS A SHARES--COMMENCED
                                                        ON APRIL 7, 19884

                                                        ------------------- ----------------- --------------- ----------------
                                                          Dec. 31, 1997      Dec. 31, 1996    Dec. 31, 1995    Dec. 31, 1994

                                                        ------------------- ----------------- --------------- ----------------
For the period ended:

Net asset value, beginning of period                          $10.65             $11.34           $10.16          $11.44

Income from investment operations:
   Net investment income (loss)                                0.64               0.66             0.73            0.74
   Net realized and unrealized gain (loss)
      on investments                                           0.23              (0.69)            1.18           (1.28)

Total from investment operations                               0.87              (0.03)            1.91           (0.54)

Less distributions:
   Dividends from net investment income                       (0.64)             (0.66)           (0.73)          (0.74)
   Distributions from net realized gain                        0.00               0.00             0.00            0.00

Total from distributions                                      (0.64)             (0.66)           (0.73)          (0.74)

Net asset value, end of period                                $10.88             $10.65           $11.34          $10.16

Total return (not annualized)1                                8.73%             (0.11)%           19.32%          (4.81)%

Ratios/supplemental data:
   Net assets, end of period (000s)                          $207,558           $77,239          $30,471          $35,838

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                    0.88%              0.89%            0.88%            0.76%
   Ratio of net investment income (loss) to
      average net assets                                      6.01%              6.07%            6.79%            6.84%

Portfolio turnover                                             306%               240%             95%              50%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)           0.96%              1.24%            1.24%            1.08%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                      5.93%              5.72%            6.44%            6.52%

------------------------------------------------------- ------------------- ----------------- --------------- ----------------

1 Total returns do not include any sales charges. 2 The Fund changed its fiscal year-end from December 31 to June 30.

3 This class of shares commenced  operations as Class D and was renamed as Class
C in conjunction with the consolidation of Overland Express Funds, Inc. and Stagecoach Funds, Inc. on December 14, 1997. Funds, Inc. and Stagecoach Funds
Inc. on  December  15,  1997.

4 Periods prior to December 31, 1997 have been restated to give effect to the conversion ratios applied in the consolidation of Overland Express Funds, Inc.
and Stagecoach Funds, Inc.





                            CLASS B SHARES--COMMENCED
                              ON DECEMBER 15, 19974

                                                        ----------------------- -------------------- ---------------------
                                                            June 30, 1999         June 30, 19982        Dec. 31, 1997

                                                        ----------------------- -------------------- ---------------------
For the period ended:

Net asset value, beginning of period                            $10.76                $10.70                $10.72

Income from investment operations:
   Net investment income (loss)                                  0.50                  0.26                  0.03
   Net realized and unrealized gain (loss)
      on investments                                            (0.31)                 0.06                 (0.02)

Total from investment operations                                 0.19                  0.32                  0.01

Less distributions:
   Dividends from net investment income                         (0.50)                (0.26)                (0.03)
   Distributions from net realized gain                          0.00                  0.00                  0.00

Total from distributions                                        (0.50)                (0.26)                (0.03)

Net asset value, end of period                                  $10.45                $10.76                $10.70

Total return (not annualized)1                                  1.75%                  2.98%                0.08%

Ratios/supplemental data:
   Net assets, end of period (000s)                            $36,780                $29,867              $26,401

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                      1.66%                  1.59%                1.58%
   Ratio of net investment income (loss) to
      average net assets                                        4.66%                  4.78%                5.75%

Portfolio turnover                                               57%                   245%                  306%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)             1.99%                  1.90%                1.87%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                        4.33%                  4.47%                5.46%

------------------------------------------------------- ----------------------- -------------------- ---------------------

1 Total returns do not include any sales charges. 2 The Fund changed its fiscal year-end from December 31 to June 30.

3 This class of shares commenced operations as Class D and was renamed as Class C in conjunction with the consolidation of Overland Express Funds, Inc. and Stagecoach Funds, Inc. on December 14, 1997. Funds, Inc. and
     Stagecoach Funds Inc. on December 15, 1997.

4 Periods prior to December 31, 1997 have been restated to give effect to the conversion ratios applied in the consolidation of Overland Express Funds, Inc. and Stagecoach Funds, Inc.






                           CLASS C SHARES3--COMMENCED
                                                        ON JULY 1, 19934

                                                        ----------------------- -------------------- ---------------------
                                                            June 30, 1999          June 30, 1998        Dec. 31, 1997

                                                        ----------------------- -------------------- ---------------------
For the period ended:

Net asset value, beginning of period                            $10.76                $10.71                $10.49

Income from investment operations:
   Net investment income (loss)                                  0.50                  0.26                  0.55
   Net realized and unrealized gain (loss)
      on investments                                            (0.30)                 0.05                  0.22

Total from investment operations                                 0.20                  0.31                  0.77

Less distributions:
   Dividends from net investment income                         (0.50)                (0.26)                (0.55)
   Distributions from net realized gain                          0.00                  0.00                  0.00

Total from distributions                                        (0.50)                (0.26)                (0.55)

Net asset value, end of period                                  $10.46                $10.76                $10.71

Total return (not annualized)1                                  1.85%                  2.88%                7.56%

Ratios/supplemental data:
   Net assets, end of period (000s)                             $4,629                $2,262                $1,772

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                      1.66%                  1.59%                1.62%
   Ratio of net investment income (loss) to
      average net assets                                        4.66%                  4.76%                5.27%

Portfolio turnover                                               57%                   245%                  306%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)             1.91%                  2.46%                3.06%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                        4.41%                  3.89%                3.83%

------------------------------------------------------- ----------------------- -------------------- ---------------------






                           CLASS C SHARES3--COMMENCED
                                                        ON JULY 1, 19934

                                                        ----------------------- -------------------- ---------------------
                                                            Dec. 31, 1996          Dec. 31, 1995        Dec. 31, 1994

                                                        ----------------------- -------------------- ---------------------
For the period ended:

Net asset value, beginning of period                            $11.17                $10.01                $11.26

Income from investment operations:
   Net investment income (loss)                                  0.58                  0.64                  0.65
   Net realized and unrealized gain (loss)
      on investments                                            (0.68)                 1.16                 (1.25)

Total from investment operations                                (0.10)                 1.80                 (0.60)

Less distributions:
   Dividends from net investment income                         (0.58)                (0.64)                (0.65)
   Distributions from net realized gain                          0.00                  0.00                  0.00

Total from distributions                                        (0.58)                (0.64)                (0.65)

Net asset value, end of period                                  $10.49                $11.17                $10.01

Total return (not annualized)1                                 (0.79)%                18.54%               (5.45)%

Ratios/supplemental data:
   Net assets, end of period (000s)                             $2,290                $2,793                $3,722

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                      1.62%                  1.62%                1.37%
   Ratio of net investment income (loss) to
      average net assets                                        5.50%                  6.07%                6.14%

Portfolio turnover                                               240%                   95%                  50%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)             3.39%                  2.29%                1.87%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                        3.73%                  5.40%                5.64%

------------------------------------------------------- ----------------------- -------------------- ---------------------

1 Total returns do not include any sales charges. 2 The Fund changed its fiscal year-end from December 31 to June 30.

3 This class of shares commenced operations as Class D and was renamed as Class C in conjunction with the consolidation of Overland Express Funds, Inc. and Stagecoach Funds, Inc. on December 14, 1997. Funds, Inc. and
     Stagecoach Funds Inc. on December 15, 1997.

4 Periods prior to December 31, 1997 have been restated to give effect to the conversion ratios applied in the consolidation of Overland Express Funds, Inc. and Stagecoach Funds, Inc.






Variable Rate Government Fund

Portfolio Managers:                         Paul Single
                                            Scott Smith

Investment Objective
The Variable Rate Government Fund seeks a high level of current income, while reducing principal volatility, by investing primarily in adjustable rate mortgage securities.

Investment Strategies
We actively manage a diversified portfolio primarily of adjustable rate mortgage securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, also known as "ARMS" in order to reduce principal volatility.
We invest in obligations of any maturity, but under ordinary conditions we will maintain a dollar-weighted average maturity of between 10 to 30 years. In unusual circumstances, the dollar-weighted average maturity may be below 10 years. We also may invest in U.S. Treasury securities with remaining maturities of up to 5 years.

Permitted Investments
Under normal market conditions, we invest:

o at least 65% of our  total  assets in ARMS  issued or  guaranteed  by the U.S.
Government, its agencies or instrumentalities;  o in adjustable rate portions of collateralized  mortgage obligations ("CMOs") issued by U.S. Government agencies and CMOs rated
     "AAA" by S&P, or "Aaa" by Moody's; and
o        no more than 5% of our assets in securities purchased on a "when-issued" basis.

We may temporarily hold assets in cash or in money market instruments, including
U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During such periods, the Fund may not achieve its investment objective of a high level of current income.

Important Risk Factors
The U.S. Government does not directly or indirectly insure or guarantee the performance of the Fund. Mortgage-backed securities are subject to the risk that homeowners may refinance existing mortgages to take advantage of lower rates.
Such "prepayments" result in an early return of principal that is then reinvested at what is likely to be a lower yield.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 32; and the specific risks listed here. They are all important to your investment choice.





Variable Rate Government Fund Financial Highlights

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

FOR A SHARE OUTSTANDING

                            CLASS A SHARES--COMMENCED
                                                        ON NOVEMBER 1, 1990

                                                        ----------------------- -------------------- -------
                                                            June 30, 1999         June 30, 19981

                                                        ----------------------- -------------------- -------
For the period ended:

Net asset value, beginning of period                            $9.19                  $9.23

Income from investment operations:
   Net investment income (loss)                                  0.43                  0.24
   Net realized and unrealized gain (loss)
      on investments                                            (0.23)                (0.04)

Total from investment operations                                 0.20                  0.20

Less distributions:
   Dividends from net investment income                         (0.43)                (0.24)
   Distributions from net realized gain                          0.00                  0.00

Total from distributions                                        (0.43)                (0.24)

Net asset value, end of period                                  $8.96                  $9.19

Total return (not annualized)2                                  2.17%                  2.16%

Ratios/supplemental data:
   Net assets, end of period (000s)                            $108,203              $164,994

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                      0.78%                  0.78%
   Ratio of net investment income (loss) to
      average net assets                                        4.71%                  5.21%

Portfolio turnover                                               80%                    45%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)             1.13%                  1.11%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                        4.36%                  4.88%

------------------------------------------------------- ----------------------- -------------------- -------

1 The Fund changed its fiscal year-end from December 31 to June 30. 2 Total returns do not include sales charges.






                            CLASS A SHARES--COMMENCED
                                                        ON NOVEMBER 1, 1990

                                                        ------------------- ----------------- --------------- ----------------
                                                          Dec. 31, 1997      Dec. 31, 1996    Dec. 31, 1995    Dec. 31, 1994

                                                        ------------------- ----------------- --------------- ----------------
For the period ended:

Net asset value, beginning of period                          $9.25              $9.35            $9.19            $9.99

Income from investment operations:
   Net investment income (loss)                                0.51               0.50             0.53            0.43
   Net realized and unrealized gain (loss)
      on investments                                          (0.02)             (0.10)            0.16           (0.80)

Total from investment operations                               0.49               0.40             0.69           (0.37)

Less distributions:
   Dividends from net investment income                       (0.51)             (0.46)           (0.53)          (0.43)
   Distributions from net realized gain                        0.00              (0.04)            0.00            0.00

Total from distributions                                      (0.51)             (0.50)           (0.53)          (0.43)

Net asset value, end of period                                $9.23              $9.25            $9.35            $9.19

Total return (not annualized)2                                5.43%              4.41%            7.69%           (3.81%)

Ratios/supplemental data:
   Net assets, end of period (000s)                          $227,353           $393,948         $653,897       $1,215,546

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                    0.81%              0.88%            0.84%            0.79%
   Ratio of net investment income (loss) to
      average net assets                                      5.55%              5.36%            5.71%            4.40%

Portfolio turnover                                             92%                277%             317%            164%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)           1.09%              0.98%            0.96%            0.94%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                      5.27%              5.26%            5.59%            4.25%

------------------------------------------------------- ------------------- ----------------- --------------- ----------------






General Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences.
You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

o        Unlike bank deposits such as CDs or savings accounts, mutual funds are not insured by the FDIC.
o        We cannot guarantee that we will meet our investment objectives.
o        We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline.  We will not "make good" any investment  loss you may suffer,  nor can anyone we contract with to provide  certain  services,  such as selling agents  or  investment  advisors,  offer or  promise  to make good any such losses.
o    Share prices -- and therefore the value of your investment -- will increase and decrease  with changes in the value of the  underlying  securities  and other investments. This is referred to as price volatility.
o    Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.
o An  investment  in a single Fund,  by itself,  does not  constitute a complete investment plan.
o    The Funds that invest in smaller  companies,  foreign companies  (including investments  made  through  ADRs and similar  instruments)  and in emerging markets are subject to  additional  risks,  including  less  liquidity  and greater  price  volatility.  A Fund's  investment  in foreign and  emerging markets may also be subject to special risks associated with  international trade, including currency, political, regulatory and diplomatic risk.
o    The Funds may also use certain derivative  instruments,  such as options or
     futures  contracts.   The  term  "derivatives"  covers  a  wide  number  of
     investments,  but in general it refers to any  financial  instrument  whose value is derived, at least in part, from the price of another security or a specified  index,  asset or rate. Some derivatives may be more sensitive to interest  rate  changes or market  moves,  and some may be  susceptible  to changes in yields or values due to their structure or contract terms.

o    The Funds invest a portion of their assets in U.S. Government  obligations, such as securities issued or guaranteed by the Government National Mortgage
     Association ("GNMAs"),  the Federal National Mortgage Association ("FNMAs")
     and the  Federal  Home  Loan  Mortgage  Corporation  ("FHLMCs").  Each  are
     mortgage-backed  securities  representing  partial  ownership  of a pool of residential  mortgage  loans.  A  "pool"  or  group  of such  mortgages  is assembled and, after being approved by the issuing or guaranteeing  entity,
     is  offered  to  investors  through  securities  dealers.   Mortgage-backed
     securities  are subject to prepayment and extension  risk,  which can alter the  maturity of the  securities  and also reduce the rate of return on the portfolio.  It is important to recognize that the U.S.  Government does not guarantee the market value or current yield of those  obligations.  Not all
     U.S. Government  obligations are backed by the full faith and credit of the
     U.S. Treasury,  and the U.S. Government's  guarantee does not extend to the
     Funds themselves.  Collateralized  mortgage  obligations ("CMOs") typically represent  principal-only and interest-only portions of such securities and are subject to increased interest-rate and credit risk.

o    The market value of lower-rated  debt securities and unrated  securities of comparable  quality that the Corporate Bond and Strategic  Income Funds may invest in tends to reflect individual  developments affecting the issuer to a greater extent than the market value of  higher-rated  securities,  which react  primarily to  fluctuations  in the general level of interest  rates.
     Lower-rated   securities  also  tend  to  be  more  sensitive  to  economic conditions than higher-rated securities.  These lower-rated debt securities are  considered by the rating  agencies,  on balance,  to be  predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.  These  securities  generally  involve  more  credit  risk  than securities in higher-rating categories.  Even securities rated "BBB" by S&P or by Moody's ratings which are considered  investment-grade,  possess some speculative characteristics.

General Investment Risks (Cont'd)

What follows is a general list of the types of risks (some of which are described previously) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit  Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected  security could lose all of its value,  or be  renegotiated  at a lower
interest  rate  or  principal  amount.   Affected  securities  might  also  lose
liquidity.  Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Currency Risk-- The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value of liquidity of investments in either country.

Emerging Market Risk--The risk that the emerging market, as defined in the glossary, may be more sensitive to certain economic changes. For example, emerging market countries are often dependent on international trade and are therefore often vulnerable to recessions in other countries. They may have obsolete financial systems, have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Experience Risk--The risk presented by a new or innovative security. The risk is that insufficient experience exists to forecast how the security's value might be affected by various economic conditions.

Extension Risk--The risk that when interest rates rise, prepayments of the underlying obligations slow, thereby lengthening the duration and potentially reducing the value of these securities.

Information   Risk--The  risk  that  information  about  a  security  is  either unavailable, incomplete or is inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that a practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

General Investment Risks (Cont'd)

Prepayment Risk--The risk that consumers will accelerate their prepayment of mortgage loans or other receivables, which can shorten the maturity of mortgage-backed or other asset-backed securities, and reduce a portfolio's rate of return.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

Year 2000 Risk--The Funds' principal service providers have advised the Funds that they are working on the necessary changes to their computer systems to avoid any system failure based on an inability to distinguish the year 2000 from the year 1900, and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, the companies or entities in which the Funds invest also could be adversely impacted by the Year
2000 issue,  especially  foreign  entities,  which may be less prepared for Year
2000. The extent of such impact cannot be predicted.

In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund.
See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.





General Investment Risks (Cont'd)

Investment Practice/Risk

The following table lists some of the additional investment practices of the Funds, including some not disclosed in the Investment Objective and Investment
Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Strategies for each Fund or the Statement of Additional Information for more information on these practices.

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for each Fund remains within the parameters of its objective.

Remember, each Fund is designed to meet different investment needs and objectives.


                                                                                           ---- --- ---- ---- ---

INVESTMENT PRACTICE:                                          RISK:

------------------------------------------------------------- ----------------------------
------------------------------------------------------------- ---------------------------- ---- --- ---- ---- ---
Borrowing Policies
The ability to borrow from banks for temporary                Leverage Risk                o    o   o    o    o
purposes to meet shareholder redemptions.
------------------------------------------------------------- ---------------------------- ---- --- ---- ---- ---
Floating and Variable Rate Debt
Instruments with interest rates that are adjusted either      Interest Rate and            o    o   o    o    o
on a schedule or when an index or benchmark changes.          Credit Risk
------------------------------------------------------------- ---------------------------- ---- --- ---- ---- ---
Foreign Securities
Debt of a foreign government or corporation or dollar-        Information, Political,      o    o   o
denominated debt obligations of foreign branches of           Regulatory,
U.S. banks or U.S. branches of foreign banks.                 Diplomatic, Liquidity
                                and Currency Risk
------------------------------------------------------------- ---------------------------- ---- --- ---- ---- ---
                                                                                           ---- --- ---- ---- ---
Forward Commitment, When-Issued and
Delayed Delivery Transactions                                 Interest Rate,               o    o   o    o    o
Securities bought or sold for delivery at a later date or     Leverage, Credit and
bought or sold for a fixed price at a fixed date.             Experience Risk
------------------------------------------------------------- ---------------------------- ---- --- ---- ---- ---




General Investment Risks (Cont'd)

                                                                                           ---- --- ---- ---- ---

------------------------------------------------------------- ---------------------------- ---- --- ---- ---- ---
High Yield Securities
Debt securities of lower quality that produce generally       Interest Rate and            o        o
higher  rates of  return.  These  securities,  also  known as Credit  Risk "junk bonds",  tend to be more sensitive to economic  conditions and during  sustained periods of rising  interest  rates,  may experience  interest  and/or  principal defaults.
                                                              ----------------------------
------------------------------------------------------------- ---------------------------- ---- --- ---- ---- ---
Illiquid Securities                                           Liquidity Risk               o    o   o    o    o
A security that cannot be readily sold, or cannot be
readily sold without negatively affecting its fair price.
Limited to 15% of total assets.
------------------------------------------------------------- ---------------------------- ---- --- ---- ---- ---
Loans of Portfolio Securities
The practice of loaning securities to brokers, dealers and    Credit, Counter-Party        o    o   o    o    o
financial institutions to increase return on those            and Leverage Risk
securities.  Loans  may be  made up to  Investment  Company  Act of 1940  limits
(currently  one-third  of total  assets  including  the value of the  collateral received).
------------------------------------------------------------- ---------------------------- ---- --- ---- ---- ---
Loan Participations
Debt obligations that represent a portion of a larger         Credit Risk                  o        o
loan  made by a  bank.  Generally  sold  without  guarantee  or  recourse,  some participations sell at a discount because of the borrower's credit problems.
------------------------------------------------------------- ---------------------------- ---- --- ---- ---- ---
Mortgage- and Asset-Backed Securities
Securities consisting of an undivided fractional              Interest Rate, Credit,       o    o   o    o    o
interests in pools of consumer loans, such as mortgage        Prepayment and
loans,  car loans,  credit card debt, or  receivables  held in  Experience  Risk trust.
------------------------------------------------------------- ---------------------------- ---- --- ---- ---- ---





General Investment Risks (Cont'd)

                                                                                           ---- --- ---- ---- ---

------------------------------------------------------------- ---------------------------- ---- --- ---- ---- ---
Options
The right or obligation to receive or deliver a security      Credit, Information                   o
or cash payment depending on the security's price or the      and Liquidity Risk
performance of an index or benchmark.  Types of
options used may include:  options on securities,
options on a stock index, stock index futures and
options on stock index futures to protect liquidity and
portfolio value.
------------------------------------------------------------- ---------------------------- ---- --- ---- ---- ---
------------------------------------------------------------- ---------------------------- ---- --- ---- ---- ---
Other Mutual Funds
The temporary investment in shares of another mutual          Market Risk                  o    o   o    o    o
fund.  A pro rata portion of the other fund's expenses,
in addition to the expenses paid by the Funds, will be
borne by Fund shareholders.
------------------------------------------------------------- ---------------------------- ---- --- ---- ---- ---
Privately Issued Securities
Securities that are not publicly traded but which may or      Liquidity Risk               o        o
may not be resold in accordance with Rule 144A of the
Securities Act of 1933.
------------------------------------------------------------- ---------------------------- ---- --- ---- ---- ---
Repurchase Agreements
A transaction in which the seller of a security agrees to     Credit and                   o    o   o    o    o
buy back a security at an agreed upon time and price,         Counter-Party Risk
usually with interest.
------------------------------------------------------------- ---------------------------- ---- --- ---- ---- ---
Stripped Obligations
Securities that give ownership to either future               Interest Rate Risk           o    o   o    o
payments of  interest  or a future  payment of  principal,  but not both.  These securities  tend to have greater  interest rate  sensitivity  than  conventional debt.
------------------------------------------------------------- ---------------------------- ---- --- ---- ---- ---






Organization and Management of the Funds

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Stagecoach
Each Fund is one of over 30 Funds of Stagecoach Funds, an open-end management investment company. Stagecoach was organized on September 9, 1991, as a Maryland
Corporation.

The Board of Directors of Stagecoach supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below.
Except for the advisers, which require shareholder vote to change, if the Board believes that it is in the best interests of the shareholders it may make a change in one of these companies.







  Organization and Management of the Funds (Cont'd)


      ------------------------------------------------------------------------------------
                                      BOARD OF DIRECTORS
      ------------------------------------------------------------------------------------
                               Supervises the Funds' activities
      ------------------------------------------------------------------------------------

      ------------------------------------------ -----------------------------------------
                 INVESTMENT ADVISOR                             CUSTODIAN
      ------------------------------------------ -----------------------------------------
      Wells Fargo Bank, N.A.                     Norwest Bank Minnesota, N.A.
      525 Market St., San Francisco, CA          6th St. & Marquette, Minneapolis, MN
      Manages the Funds' investment              Provides safekeeping for the Funds'
                                                 assets
      activities
      ------------------------------------------ -----------------------------------------

      ------------------------------------------------------------------------------------
                                    INVESTMENT SUB-ADVISOR
      ------------------------------------------------------------------------------------
                             Wells Capital Management Incorporated
                                        525 Market St.
                                       San Francisco, CA
                        Manages the investment activities of each Fund
      ------------------------------------------------------------------------------------


      -------------------- ----------------------- ----------------------- ---------------

                                                                            SHAREHOLDER
                                                          TRANSFER           SERVICING
          DISTRIBUTOR          ADMINISTRATOR               AGENT               AGENTS
      -------------------- ----------------------- ----------------------- ---------------

      Stephens Inc.        Wells Fargo Bank, N.A.  Boston Financial Data   Various Agents
      111 Center St.       525 Market Street          Services, Inc.
      Little Rock, AR      San Francisco, CA       Two Heritage Dr.
      Markets the Funds    Manages the             Quincy, MA              Provide
      and distributes      Funds' business         Maintains records       services to
      Fund shares          activities              of shares and           customers
                                                   supervises the
                                                   payment of dividends
      -------------------- ----------------------- ----------------------- ---------------

      ------------------------------------------------------------------------------------
                          FINANCIAL SERVICES FIRMS AND SELLING AGENTS
      ------------------------------------------------------------------------------------
             Advise current and prospective shareholders on their Fund investments
      ------------------------------------------------------------------------------------

      ------------------------------------------------------------------------------------
                                         SHAREHOLDERS
      ------------------------------------------------------------------------------------









Organization and Management of the Funds (Cont'd)

In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund class paid on an annual basis for the services described.

The Investment Advisor
Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for each of the Funds. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of June 30, 1999,
Wells Fargo Bank and its affiliates managed over $131 billion in assets. For providing these services, Wells Fargo is entitled to receive fees as described in the "Summary of Expenses" section at the front of this Prospectus.

The Sub-Advisor
Wells Capital Management Incorporated ("WCM"), a wholly owned subsidiary of Wells Fargo Bank, is the sub-advisor for each of the Funds. As of June 30, 1999
WCM provided investment advice for assets aggregating in excess of $42 billion.

The Administrator
Wells Fargo Bank provides the Funds with administration services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Wells Fargo
Bank also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Wells Fargo Bank is entitled to receive a fee of 0.15% of the average annual net assets of each Fund.

Shareholder Servicing Plan
We have a shareholder servicing plan for each Fund. Under this plan, we have engaged various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays 0.25% of its average net assets.

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds. For providing these services, BFDS receives an annual fee, certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Funds.






A Choice of Share Classes
After choosing a Fund,  your next most important  choice is which share class to buy. The following  classes of shares are available  through this Prospectus:  o
Class A Shares - with a front-end  sales  charge,  volume  reductions  and lower on-going  expenses  than  Class B and Class C shares.  o Class B Shares - with a
contingent   deferred  sales  charge  ("CDSC")   payable  upon  redemption  that
diminishes over time, and higher on-going expenses than Class A shares.

o Class C Shares - with a 1.00% CDSC on redemptions made within one year of purchase, and higher on-going expenses than Class A shares.

The choice between share classes is largely a matter of preference. You should consider, among other things, the different fees and sales loads assessed on each share class and the length of time you anticipate holding your investment.
If you prefer to pay sales charges up front, wish to avoid higher on-going expenses, or, more importantly, you think you may qualify for volume discounts based on the amount of your investment, then Class A shares may be the choice for you.

You may prefer to see "every dollar working" from the moment you invest. If so, then consider Class B or Class C shares. Please note that Class B shares convert to Class A shares after seven years to avoid the higher on-going expenses assessed against Class B shares.

Class B shares are available  for all Funds except the Variable Rate  Government
Fund.  Class C shares are  available  for the Corporate  Bond,  U.S.  Government
Income and Strategic Income Funds only. They are similar to Class B shares, with some important differences. Unlike Class B shares, Class C shares do not convert to Class A shares. The higher on-going expenses will be assessed as long as you hold the shares. The choice between Class B and Class C shares may depend on how long you intend to hold Fund shares before redeeming them.

Orders for Class B shares of more than $250,000 are either treated as orders for Class A shares or they will be refused. For Class C shares, orders of $1,000,000 or more, including purchases made which because of a right of accumulation or letter of intent would qualify for the purchase of Class A shares without an initial sales charge, are also either treated as orders for Class A shares or they will be refused.

Please see the expenses listed for each Fund and the following sales charge schedules before making your decision. You should also review the "Reduced Sales
Charges" section of the Prospectus. You may wish to discuss this choice with your financial consultant.

Class A Share Sales Charge Schedule
If you  choose to buy Class A shares,  you will pay the  Public  Offering  Price
("POP") which is the NAV plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels", the POP is lower for these purchases.

--------------------------------------------------------------------------
                CLASS A SHARES LISTED IN THIS PROSPECTUS
                HAVE THE FOLLOWING SALES CHARGE SCHEDULE:
----------------------------- ---------------------- ---------------------
                                 FRONT-END SALES       FRONT-END SALES
                                   CHARGE AS %           CHARGE AS %
           AMOUNT                   OF PUBLIC             OF AMOUNT
        OF PURCHASE              OFFERING PRICE            INVESTED
----------------------------- ---------------------- ---------------------
----------------------------- ---------------------- ---------------------

----------------------------- ---------------------- ---------------------
----------------------------- ---------------------- ---------------------
Less than $50,000                     4.50%                 4.71%
----------------------------- ---------------------- ---------------------
----------------------------- ---------------------- ---------------------
$50,000 to $99,999                    4.00%                 4.17%
----------------------------- ---------------------- ---------------------
----------------------------- ---------------------- ---------------------
$100,000 to $249,999                  3.50%                 3.63%
----------------------------- ---------------------- ---------------------
----------------------------- ---------------------- ---------------------
$250,000 to $499,999                  2.50%                 2.56%
----------------------------- ---------------------- ---------------------
----------------------------- ---------------------- ---------------------
$500,000 to $999,999                  2.00%                 2.04%
----------------------------- ---------------------- ---------------------
----------------------------- ---------------------- ---------------------
$1,000,000 and over1                  0.00%                 0.00%
----------------------------- ---------------------- ---------------------

1We will assess Class A shares purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with the Funds' approval. Charges are based on the lower of the NAV on the date of purchase or the date of redemption.

Class B Share CDSC Schedule
If you choose Class B shares, you buy them at NAV and agree that if you redeem your shares within six years of the purchase date, you will pay a CDSC based on how long you have held your shares. Certain exceptions apply (see "Class B and Class C Share CDSC Reductions" and "Waivers for Certain Parties"). The CDSC
schedule is as follows:



----------------------------------------------------------------------------------------
                     CLASS B SHARES LISTED IN THIS PROSPECTUS HAVE
                         THE FOLLOWING SALES CHARGE SCHEDULE:
-------------- ------- -------- --------- --------- -------- --------- -------- --------
REDEMPTION     1 YEAR  2 YEARS  3 YEARS   4 YEARS   5 YEARS  6 YEARS   7 YEARS  8 YEARS
WITHIN
-------------- ------- -------- --------- --------- -------- --------- -------- --------
-------------- ------- -------- --------- --------- -------- --------- -------- --------
CDSC           5.00%   4.00%    3.00%     3.00%     2.00%    1.00%     0.00%    A
                                                                                Shares
-------------- ------- -------- --------- --------- -------- --------- -------- --------


The CDSC percentage you pay is based on the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your sales charges. After shares are held for six years, the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future on-going expenses.

Class B shares that were purchased prior to March 3, 1997 are subject to a CDSC if they are redeemed within four years of the original purchase. The CDSC schedule for these shares is below:

--------------------------------------------------------------------------------------
                                   CLASS B  SHARES  PURCHASED  PRIOR TO MARCH 3,
                        1997 HAVE THE FOLLOWING SALES CHARGE SCHEDULE:
--------------------------------------------------------------------------------------
----------------- --------- --------- -------- --------- --------- --------- ---------
REDEMPTION        1 YEAR    2 YEARS   3 YEARS  4 YEARS   5 YEARS   6 YEARS   7 YEARS
 WITHIN
----------------- --------- --------- -------- --------- --------- --------- ---------
----------------- --------- --------- -------- --------- --------- --------- ---------
CDSC              3.00%     2.00%     1.00%    1.00%     0.00%     0.00%     A Shares
----------------- --------- --------- -------- --------- --------- --------- ---------

Class C Share CDSC Schedule
If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%.

The CDSC percentage you pay is based on the lower of the NAV on the date of the original purchase, or the NAV on the date of redemption. The distributor pays sales commissions of up to 1.00% of the purchase price of Class C shares to selling agents at the time of the sale, and up to 1.00% annually thereafter.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your sales charges. Class C shares do not convert to Class A shares, and therefore continue to pay the higher on-going expenses.






Reduced Sales Charges
Generally, we offer more sales charge reductions for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions when you are deciding which share class to buy.

Class A Share Reductions
o        You pay no sales charges on Fund shares you buy with reinvested distributions.
o    You  pay a lower  sales  charge  if you  are  investing  an  amount  over a breakpoint level. See the "Class A Share Sales Charge Schedule" above.
o    By signing a Letter of Intent ("LOI"),  you pay a lower sales charge now in exchange  for  promising  to invest an amount over a  specified  breakpoint within  the  next  13  months.  We will  hold in  escrow  shares  equal  to approximately  5% of the amount you intend to buy. If you do not invest the amount  specified  in the LOI before the  expiration  date,  we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the  sales  load you  should  have  paid.  Otherwise,  we will release the escrowed shares when you have invested the agreed amount.
o    Rights of  Accumulation  ("ROA") allow you to combine the amount you invest with the  total  NAV of  shares  you own in  other  Stagecoach  or  Norwest
     Advantage  front-end load Funds in order to reach  breakpoint  levels for a reduced load. We give you a discount on the entire amount of the investment that puts you over the breakpoint level.
o    If you are  reinvesting  the proceeds of a Stagecoach  Fund  redemption for shares on which you have already paid a front-end  sales  charge,  you have
     120 days to reinvest the proceeds of that  redemption  with no sales charge into a Fund that charges the same or a lower front-end sales charge. If you use such a redemption to purchase shares of a Fund with a higher  front-end sales  charge,  you will have to pay the  difference  between the lower and higher charge.
o    You may  reinvest  into a  Stagecoach  Fund with no sales charge a required distribution  from a pension,  retirement,  benefits,  or similar  plan for which Wells Fargo Bank acts as trustee provided the  distribution  occurred within the 30 days prior to your reinvestment.

If you believe you are eligible for any of these reductions, it is up to you to ask the selling agent or the shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

You, or your fiduciary or trustee,  may also tell us to extend volume discounts, including  the  reductions  offered  for rights of  accumulation  and letters of intent, to include purchases made by:

o        a family unit, including children under the age of twenty-one or single trust estate;
o        a trustee or fiduciary purchasing for a single fiduciary relationship; or
o    the members of a  "qualified  group"  which  consists  of a  "company"  (as defined in the  Investment  Company Act of 1940, as amended  ("1940 Act")), and related parties of such a "Company," which has been in existence for at least six months and which has a primary  purpose other than acquiring Fund shares at a discount.

How a Letter of Intent Can Save You Money!
If you plan to invest, for example, $100,000 in a Wells Fargo Fund in installments over the next year, by signing a letter of intent you would pay only 3.50% sales load on the entire purchase. Otherwise, you might pay 4.50% on the first $49,999, then 4.00% on the next $50,000!

Class B and Class C Share CDSC Reductions
o        You pay no CDSC on Funds shares you purchase with reinvested distributions.
o    We waive the CDSC for all  redemptions  made because of scheduled (Rule 72T
     Withdrawal  Schedule)  or  mandatory  (withdrawals  made  after  age 70 1/2 according to IRS guidelines)  distributions  for certain  retirement plans.
     (See your retirement plan disclosure for details.)

Reduced Sales Charges (Cont'd)

o We waive the CDSC for redemptions made in the event of the shareholder's death or for a disability suffered after purchasing shares. ("Disability" is defined by the Internal Revenue Code of 1986.)
o We waive the CDSC for redemptions made at the direction of Wells Fargo in order to, for example, complete a merger or close an account whose value has fallen below the minimum balance.
o We waive Class C share CDSC for certain types of accounts.

For  Class B  shares  purchased  after  July 17,  1999,  no CDSC is  imposed  on withdrawals that occur under the following circumstances: o withdrawals are made by participating in the Systematic Withdrawal Plan; o withdrawals may not exceed
10% of your  Fund  assets  (including  "free"  shares)  annually  based  on your anniversary date in the
     Systematic Withdrawal Plan; and
o        you must participate in the dividend and capital gain reinvestment program.

Waivers for Certain Parties
If you are eligible for certain waivers,  we will sell you Class A shares so you can avoid higher ongoing  expenses.  The following people can buy Class A shares at NAV:
o        Current and retired employees, directors and officers of:
o        Stagecoach Funds and its affiliates;
o        Wells Fargo Bank, Norwest Bank and their affiliates;
o        Stephens and its affiliates; and
o        Broker-Dealers who act as selling agents.
o        and the families of any of the above.  Contact your selling agent for further information.

You may also buy Class A Fund shares at NAV if they are to be included in certain retirement, benefits, pension or investment "wrap accounts" with whom Wells Fargo Funds has reached an agreement, or through an omnibus account maintained with a Fund by a broker/dealer.

We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package such as an IRA or a sweep account, you must read the directions for that account. These directions may supersede the terms and conditions discussed here.

Distribution Plan
We have adopted Distribution Plans ("Plans") pursuant to Rule 12b-1 under the 1940 Act for the Class A, Class B and Class C shares of the Funds. The Plans authorize the payment of all or part of the cost of preparing and distributing
Prospectuses and distribution-related services for all Funds, including ongoing compensation to selling agents for all Funds except the Short-Intermediate U.S.
Government and U.S. Government Income Funds, which include only reimbursement expenses. The Plans also provide that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the Plans. The fees paid under these Plans are as follows:






Reduced Sales Charges (Cont'd)


------------------------------------------------------------ -------------- -------------- --------------
FUND                                                            Class A        Class B        Class C
------------------------------------------------------------ -------------- -------------- --------------
------------------------------------------------------------ -------------- -------------- --------------
Corporate Bond Fund                                              0.05%          0.75%          0.75%
------------------------------------------------------------ -------------- -------------- --------------
------------------------------------------------------------ -------------- -------------- --------------
Short-Intermediate U.S. Government Income Fund                   0.05%          0.75%           N/A
------------------------------------------------------------ -------------- -------------- --------------
------------------------------------------------------------ -------------- -------------- --------------
Strategic Income Fund                                            0.00%          0.75%          0.75%
------------------------------------------------------------ -------------- -------------- --------------
------------------------------------------------------------ -------------- -------------- --------------
U.S. Government Income Fund                                      0.05%          0.75%          0.75%
------------------------------------------------------------ -------------- -------------- --------------
------------------------------------------------------------ -------------- -------------- --------------
Variable Rate Government Fund                                    0.25%           N/A            N/A
------------------------------------------------------------ -------------- -------------- --------------

These fees are paid out of the Funds' assets on an on-going basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.





                                    EXCHANGES

Exchanges between Wells Fargo Funds are two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

o You should  carefully  read the Prospectus for the Fund into which you wish to exchange.
o Every  exchange  involves  selling  Fund  shares  and that sale may  produce a capital  gain or loss for federal  income tax  purposes.  o If you are making an initial  investment  into a new Fund through an exchange,  you must  exchange at least the minimum first
     purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.
o        Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.
o Exchanges from any share class to a money market fund can only be re-exchanged for  the  original  share  class.  o  In  order  to  discourage  excessive  Fund transaction  expenses that must be borne by other  shareholders,  we reserve the right to
     limit or reject exchange orders.  Generally, we will notify you 60 days in advance of any changes in your exchange privileges.
o        You may make exchanges between like share classes.  You may also exchange from Class A or Class C shares to any non-institutional money market fund. Exchanges involving Class B or Class C shares do not  trigger  the  CDSC.  The new  shares  will  continue  to age according  to the  original  schedule  while  in the new  Fund  and will be charged the CDSC applicable to the original shares upon redemption.






Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy and sell Fund shares once your account is open.

Pricing Fund Shares
o As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.
o We determine the NAV of each class of the Funds' shares each business day as of the close of regular trading on the NYSE. We determine the NAV by subtracting the Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. Each Fund's assets are generally valued at current market prices.
     See the Statement of Additional Information for further disclosure.
o We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 1:00 p.m. (Pacific time)/3:00 p.m. (Central time). If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Any request we receive in proper form before these times is processed the same day. Requests we receive after the cutoff times are processed the next business day.
o    The funds are open for business on each day the NYSE is open for  business.
     NYSE  holidays  include  New Year's  Day,  Martin  Luther  King,  Jr.  Day,
     President's Day, Good Friday,  Memorial Day,  Independence  Day, Labor Day,
     Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

You Can Buy Fund Shares
o By opening an account directly with the Fund (simply complete and return a Stagecoach Funds Application with proper payment); o Through a brokerage account with an approved selling agent; or o Through certain retirement, benefits and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

Minimum Investments
o $1,000 per Fund minimum initial investment;1 or o $100 per Fund if you use the Systematic Purchase Program; and o $100 per Fund for all investments after your first.

1    Purchases of Class B shares in amounts of $250,000 or more require the prior approval of your selling agent.

  We may waive the minimum for Funds you purchase through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and Applications for the program through which you intend to invest.






Your Account (Cont'd)

                                HOW TO BUY SHARES

The following  section  explains how you can buy shares directly from Stagecoach
Funds. For Funds held through brokerage and other types of accounts, please consult your Selling Agent.

BY MAIL

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

o Complete a Stagecoach Funds Application. Be sure to indicate the Fund name and the share class into which you intend to invest. Failure to complete an Application properly may result in a delay in processing your request.
o Enclose a check for at least $1,000 made out in the full name and share class of the Fund. For example, "Corporate Bond Fund, Class B."
o You may start your account with $100 if you elect the Systematic Purchase plan option on the Application.
o        Mail to: Stagecoach Funds
                  PO Box 8266
                  Boston, MA 02266-8266

IF YOU ARE BUYING ADDITIONAL SHARES:

o Make a check payable to the full name and share class of your Fund for at least $100. Be sure to write your account number on the check as well.

o    Enclose the payment stub/card from your statement if available.
o        Mail to: Stagecoach Funds
                  PO Box 8266
                  Boston, MA 02266-8266







Your Account (Cont'd)


BY WIRE

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

o    If you do not  currently  have an  account,  complete a Wells  Fargo  Funds
     Application.  You must wire at least  $1,000.  Be sure to indicate the Fund name and the share class into which you intend to invest.
o        Mail the completed Application.
o You must first call BFDS at  1-800-222-8222 to notify them of an incoming wire trade.
o        Mail Application to:       Stagecoach Funds
                             PO Box 8266
                             Boston, MA 02266-8266
o        Wire money to:      Stagecoach Funds                          Attention:
                             c/o State Street Bank & Trust             Stagecoach Funds (Name
                             Boston, MA                                of Fund and Share Class)

                             Bank Routing Number:                      Account Name:
                             ABA 011 000028                            (Registration Name Indicated
                                                                       on Application)
                             Wire Purchase Account Number:
                             9905-437-1

IF YOU ARE BUYING ADDITIONAL SHARES:

o    Instruct  your  wiring  bank to  transmit  at least $100  according  to the instructions  given to the right.  Be sure to have the wiring bank  include your current account number and the name your account is registered in.
o        Wire money to:      Stagecoach Funds                          Attention:
                             c/o State Street Bank & Trust             Stagecoach Funds (Name
                             Boston, MA                                of Fund and Share Class)

                             Bank Routing Number:                      Account Name:
                             ABA 011 000028                            (Registration Name Indicated
                                                                       on Application)
                             Wire Purchase Account Number:
                             9905-437-1






Your Account (Cont'd)

BY PHONE

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

You can only make your first  purchase of a Fund by phone if you already have an existing Stagecoach Funds Account. o Call Shareholder  Services and instruct the representative to either:
o        transfer at least $1,000 from a linked settlement account, or
o        exchange at least $1,000 worth of shares from an existing Stagecoach Fund.  Please see the "Exchanges" section for special rules.
o        Call:  1-800-222-8222

IF YOU ARE BUYING ADDITIONAL SHARES:

o        Call Shareholder Services and instruct the representative to either:
o        transfer at least $100 from a linked settlement account, or
o        exchange at least $100 worth of shares from another Stagecoach Fund.
o        Call:  1-800-222-8222

                               HOW TO SELL SHARES

The following section explains how you can sell shares held directly through an account with Stagecoach Funds by mail or telephone. For Fund shares held through brokerage and other types of accounts, please consult your Selling Agent.

BY MAIL

IF YOU ARE SELLING SHARES FOR THE FIRST TIME:

o Write a letter stating your account registration, your account number, the Fund you wish to redeem and the dollar amount ($100 or more) of the redemption you wish to receive (or write "Full Redemption").
o        Make sure all the account owners sign the request.
o You may request that redemption proceeds be sent to you by check, by ACH transfer into a bank account, or by wire. Please call Shareholder Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.
o Signature Guarantees are required for mailed redemption requests over $50,000, or if the address on your account was changed within the last 60 days. You can get a signature guarantee at financial institutions such as a bank or brokerage house. We do not accept notarized signatures.
o        Mail to: Stagecoach Funds
                  PO Box 8266
                  Boston, MA 02266-8266






Your Account (Cont'd)

BY PHONE

o    Call  Shareholder  Services to request a  redemption  of at least $100.  Be prepared to provide your account number and Taxpayer Identification Number.
o    Unless you have  instructed us  otherwise,  only one account owner needs to call in redemption requests.
o    You may  request  that  redemption  proceeds  be sent to you by  check,  by transfer  into  an  ACH-linked  bank  account,  or  by  wire.  Please  call
     Shareholder  Services  regarding  requirements for linking bank accounts or for wiring  funds.  We reserve  the right to charge a fee for wiring  funds although it is not currently our practice to do so.
o    Telephone  privileges  are  automatically  made available to you unless you specifically decline them on your Application or subsequently in writing.
o    Telephone privileges allow us to accept transaction  instructions by anyone representing  themselves  as the  shareholder  and who provides  reasonable
     confirmation   of  their   identity,   such  as   providing   the  Taxpayer
     Identification  Number on the account. We will not be liable for any losses incurred if we follow  telephone  instructions we reasonably  believe to be genuine.
o    We will not mail the  proceeds  of a  telephone  redemption  request if the address on your account was changed by phone in the last 30 days.
o        Call:  1-800-222-8222

GENERAL NOTES FOR SELLING SHARES

o We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times are processed on the same business day.
o        Your redemptions are net of any applicable CDSC.
o If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There maybe special requirements that supersede the directions in this Prospectus.
o We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or Systematic Purchase
     Plan have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.
o Generally, we pay redemption requests in cash, unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.







Additional Services and Other Information

Automatic Programs:
These programs help you  conveniently  purchase and/or redeem shares each month.
Once you select a Plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Shareholder Services at 1-800-222-8222 for more information.

o Systematic Purchase Plan - With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund you would like to purchase, and specify an amount of at least $100.

o Systematic Exchange Plan - With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo
     Fund. The exchange amount must be at least $100. See the "Exchanges" section of this Prospectus for the conditions that apply to your shares.
     This feature may not be available for certain types of accounts.

o Systematic Withdrawal Plan - With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100. To participate in this program, you:
o must have a Fund account valued at $10,000 or more; o must have your distributions reinvested; and o may not simultaneously participate in the Systematic Purchase Plan.

It generally takes about ten days to establish a plan once we have received your
instructions.   It  generally   takes  about  five  days  to  change  or  cancel
participation in a plan. We automatically cancel your program if the linked bank account you specified is closed.

Dividend and Capital Gain Distributions
The Funds in this Prospectus pay any dividends monthly and make any capital gains distributions annually.

We offer the following distribution options:

o    Automatic  Reinvestment  Option - Lets you buy new shares of the same class of the Fund that generated the distributions.  The new shares are purchased
     at  NAV  generally  on  the  day  the  income  is  paid.   This  option  is
     automatically assigned to your account unless you specify another plan.

o Check Payment Option - Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

o Bank Account Payment Option - Allows you to receive distributions directly in a checking or savings account through ACH. The bank account must be linked to your Wells Fargo Fund account. In order to establish a new linked bank account, you must sent a written signature guaranteed instruction along with a copy of a voided check or deposits slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically re-invested.






  Additional Services and Other Information (Cont'd)

o    Directed  Distribution Purchase Option - Lets you buy shares of a different
     Wells Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchased in both Funds prior to establishing this option.

  Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

  Taxes
  The following  discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus.  The discussion summarizes only some of the important tax  considerations  that affect the Funds and you as a shareholder.
  It is not  intended  as a  substitute  for careful  tax  planning.  You should consult your tax advisor about your specific tax situation. Federal income tax
  considerations   are   discussed   further  in  the  Statement  of  Additional
  Information.

  Dividends distributed from these and the other Funds attributable to their income from other investments and net short-term capital gain (generally, the excess of net short-term capital gains over net long-term capital losses) will be taxable to you as ordinary income. Corporate shareholders may be able to deduct a portion of their dividends when determining their taxable income.

  We will  pass on to you any net  capital  gain  (generally  the  excess of net long-term  capital gains over net short-term  capital losses) earned by a Fund as a capital  gain  distribution.  In  general,  these  distributions  will be taxable to you as  long-term  capital  gains which may qualify for taxation at
  preferential   rates  in  the  hands  of   non-corporate   shareholders.   Any
  distribution that is not from net investment income, short term capital gains, or  net  capital  gain  may  be  characterized  as  a  return  of  capital  to shareholders.





Portfolio Managers

N. Graham Allen, FCMA, Managing Director of Global Fixed-income Investing, has managed the Corporate Bond Fund since April 1998. Mr. Allen has been with Wells
Capital  Management,  Inc.  ("WCM") since January 1998.  Before joining WCM, Mr.
Allen managed international  fixed-income portfolios for Bradford & Marzec, Inc.
for ten years. He has over thirteen years of investment management experience.

John W. (Jack)  Burgess,  has managed the Corporate Bond Fund since August 1998.
Mr. Burgess has been a portfolio manager with WCM since January 1998, and was an independent financial advisor from 1995 until joining the firm. Before that, he managed equity and fixed-income portfolios for Aurora National Life Assurance
Company and related entities since 1988. Mr. Burgess has over ten years of investment management experience.

Jacqueline A. Flippin,  has co-managed the Corporate Bond Fund since April 1998.
She has been with WCM since January 1998. Before joining the firm, Ms. Flippin was a short-term debt securities trader and portfolio manager for McMorgan &
Company since 1994.
Ms. Flippin has over ten years of investment management experience.

Daniel J.  Kokoszka,  CFA, has  co-managed  the Corporate Bond Fund since August
1998. He has been with Wells Fargo since January 1998.  Before  joining WCM, Mr.
Kokoszka co-managed international fixed-income portfolios for Bradford & Marzec, Inc. since 1993. Mr. Kokoszka has over twelve years of investment management experience.

Paul C. Single, has managed the Short-Intermediate U.S. Government Income Fund since February 1999. He has been with Wells Fargo/Wells Capital Management since
1989. Mr. Single has over 16 years of investment management experience.

Scott Smith, CFA, has co-managed the Corporate Bond Fund since April 1998. He has been with Wells Fargo/WCM since 1987, specializing in corporate and mortgage-backed securities investments. Mr. Smith has over eleven years of investment management experience.






Glossary

We provide the following  definitions to assist you in reading this  Prospectus.
For a more complete understanding of these terms you should consult your financial advisor.

ACH
Refers to the  "Automated  Clearing  House"  system  maintained  by the  Federal
Reserve Bank which allows banks to process checks, transfer funds and perform other tasks.

American Depositary Receipts ("ADRs")
Receipts for non-U.S. company stocks.  The stocks underlying ADRs are typically held in bank vaults.  The ADR's owner is entitled to any capital gains or dividends.  ADRs are one way of owning an equity interest in foreign companies.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Below Investment-Grade
Securities  rated  BBB or lower by S&P or Baa or  lower by  Moody's  Shareholder
Services, or that may be unrated securities or securities considered to be "high risk."

Business Day
Any day the New York Stock Exchange is open is a business day for the Funds.

Capital Appreciation, Capital Growth
The increase in the value of a security.  See also "total return."

Collateralized Mortgage Obligations ("CMOs")
Securities  collateralized  by portfolios of mortgage  pass-through  securities.
CMOs are structured into multiple classes, and are paid according to class maturity, shortest maturities paid first.

Current Income
Earnings in the form of dividends or interest as opposed to capital growth.  See also "total return."

Debt Securities
Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Diversified
A diversified fund, as defined by the Investment Company Act of 1940, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds' total assets.

Glossary (Cont'd)

Dollar-Denominated
Securities issued by foreign banks, companies or governments in U.S. dollars.

Dollar Rolls
Similar to a reverse Repurchase Agreement, dollar rolls are simultaneous agreements to sell a security held in a portfolio and to purchase a similar security at a future date at an agreed-upon price.

Emerging Markets
Markets associated with a country that is considered by international  financial
organizations,   such  as  the   International   Finance   Corporation  and  the
International  Bank for  Reconstruction  and Development,  and the international financial  community to have an  "emerging"  stock  market.  Such markets may be under-capitalized,  have less-developed  legal and financial systems or may have less stable currencies than markets in the developed world.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

FHLMC
FHLMC securities are commonly known as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

FNMA
FNMA  securities  are known as "Fannie Maes" are issued by the Federal  National
Mortgage Association, and FHLMC securities as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

Gateway Fund
A Fund that invests its assets in one or more core portfolios, instead of directly in securities, to achieve its investment objective. Gateway funds investing in the same core portfolio can enhance their investment opportunities and reduce their expense ratios through sharing the costs and benefits of managing a large pool of assets.

GNMA
GNMA securities are commonly known as "Ginnie Maes" and are issued by the Government National Mortgage Association.

Illiquid Security
A security which cannot be readily sold, or cannot be readily sold without negatively affecting its fair price.

Investment-Grade Securities
A type of bond rated in the top four investment categories by a nationally recognized ratings organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

Liquidity
The ability to readily sell a security at a fair price.

Glossary (Cont'd)

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Moody's
A nationally recognized ratings organization.

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Options
An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Public Offering Price ("POP") The NAV with the sales load added.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent
A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

S&P, S&P 500 Index
Standard and Poors, a nationally recognized ratings organization.  S&P's also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Stripped Treasury Securities
Debt obligations in which the interest payments and the repayment of principal are separated and sold as securities.

Glossary (Cont'd)

Taxpayer Identification Number
Usually  the  social   security   number  for  an  individual  or  the  Employer
Identification Number for a corporation.

Total Return
The total value of capital growth and the value of all distributions, assuming that distributions were used to purchase additional shares of the Funds.

U.S. Government obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Weighted-Average Maturity
The  average   maturity   for  the  debt   securities   in  a  portfolio   on  a
dollar-for-dollar basis.

Zero Coupon Securities
Bonds that make no periodic interest payments and which are usually sold at a discount of their face value. Zero coupon bonds are subject to interest rate and credit risk.






STAGECOACH FUNDS

You may wish to review the following documents:

Statement of Additional Information
supplements the disclosures made by this Prospectus. The Statement of Additional
Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

Annual/Semi-Annual Report
Provides  certain  financial  and  other  important   information   including  a
discussion of the market conditions and investment strategies that significantly affected Fund performance, for the most recent reporting period.

These documents are available free of charge:

Call 1-800-222-8222, or

Write to:
Stagecoach Funds
PO Box 8266
Boston, MA  02266-8266

Visit the SEC's web site:
http://www.sec.gov, or

Request copies for a fee by writing to:
SEC Public Reference Room, Washington, DC  20549-6009
(call:  1-800-SEC-0330 for details)





                          --------------------------------------------------
ICA Reg. No. 811-6419     NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE  SFI IP (11/99)
                          --------------------------------------------------






                                                              November 1, 1999

             Stagecoach Income Funds
                  Prospectus


Short-Intermediate         Please read this Prospectus and keep it for
   U.S. Government         future reference.  It is designed to provide you
   Income Fund             with important information and to help you
                           decide if a Fund's goals match your own.
U.S. Government
   Income Fund             Federal law requires us to update this
                           Prospectus annually.  Federal law does not
                           allow us to satisfy Prospectus delivery
Institutional              Class  requirements by sending one Prospectus for all
                           accounts and people within a household. Therefore, if
                           you own the same Fund in more than one  account or if
                           several  people in your  household own the same Fund,
                           you will receive multiple Prospectuses.

                           These   securities   have   not  been   approved   or
                           disapproved  by  the  U.S.  Securities  and  Exchange
                           Commission  ("SEC")  nor has the SEC passed  upon the
                           accuracy  or  adequacy   of  this   Prospectus.   Any
                           representation to the contrary is a criminal offense.

                           Fund shares are NOT deposits or other obligations of,
                           or issued,  endorsed  or  guaranteed  by Wells  Fargo
                           Bank,  N.A.  ("Wells  Fargo  Bank")  or  any  of  its
                           affiliates. Fund shares are NOT insured or guaranteed
                           by the U.S. Government, the Federal Deposit Insurance
                           Corporation   ("FDIC")  or  any  other   governmental
                           agency.  AN  INVESTMENT  IN A FUND  INVOLVES  CERTAIN
                           RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.






  Table of Contents

Overview                              Objectives, Principal
                                         Strategies and Fund Specific Risks
This section contains                 Summary of Important Risks
important summary                     Performance History
information about the                 Summary of Expenses
Funds.                                Key Information


The Funds                             Short-Intermediate U.S. Government Income Fund
This section contains                 U.S. Government Income Fund
important information
about the individual                  General Investment Risks
Funds.                                Organization and Management of the Funds



Your Investment Account

Turn to this section for              Your Account
information on how to                    How to Buy Shares
open an account and how                  How to Sell Shares
to buy, sell and exchange             Exchanges
Fund shares.




Reference                             Other Information
                                      Portfolio Managers
Look here for                         Glossary
additional information
and term definitions.





Stagecoach Income Funds Overview

Short-Intermediate U.S. Government Income Fund

Objective
Seeks current income, while preserving capital.

Principal Strategy
We invest in short- to intermediate-term U.S. Government obligations. Under ordinary circumstances, we expect to maintain a dollar weighted-average maturity of between 2 and 5 years. However, we may invest in securities of any maturity.
We seek to preserve capital by shortening average maturity when we expect interest rates to increase and to increase total return by lengthening maturity when we expect interest rates to fall.

Fund Specific Risks
The U.S. Government does not guarantee the market value or current yield of its obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government. Mortgage-backed securities are subject to prepayment risk and to extension risk, either of which can reduce the rate of return on the portfolio. Asset-backed securities are subject to risk of default on the underlying assets, particularly during periods of economic downturn.
Securities of U.S. branches of foreign banks and foreign branches of U.S. banks are subject to additional risks, such as political turmoil, the imposition of foreign withholding taxes, and the establishment of exchange controls or the adoption of other foreign governmental restrictions that may affect the payment of principal and/or interest on these securities.





U.S. Government Income Fund

Objective
Seeks a high level of current income while preserving capital.

Principal Strategy
We invest primarily in U.S. Government mortgage pass-through securities. Under normal circumstances, we invest at least 65% of our total assets in mortgage pass-through securities. We target the average portfolio duration in a range based on the average duration of 5 year U.S. Treasury securities.

Fund Specific Risks
The U.S. Government does not guarantee the market value or current yield of its obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government. Mortgage-backed securities are subject to prepayment risk and to extension risk, either of which can reduce the rate of return on the portfolio. The U.S. Government does not directly or indirectly insure or guarantee the performance of the Fund. Mortgage-backed securities are subject to the risk that homeowners may refinance existing mortgages to take advantage of lower rates. Such "prepayments" result in an early return of principal that is then reinvested at what is likely to be a lower yield.





Summary of Important Risks

This section summarizes important risks that are common to all of the Funds described in this Prospectus, and important risks that relate specifically to particular Funds. Both are important to your investment choice. Additional information about these and other risks is included in:

o the individual Fund Descriptions later in this Prospectus; o under the "General Investment Risks" section beginning on page 16; and o in the Funds'
Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Fund.

Common Risks for the Funds

Debt Securities.  The Funds invest in debt securities,  such as notes and bonds, which are  subject to credit  risk and  interest  rate risk.  Credit risk is the possibility  that an issuer  of an  instrument  will be unable to make  interest payments or repay principal.  Changes in the financial  strength of an issuer or changes in the credit  rating of a security may affect its value.  Interest rate risk is the risk that interest rates may increase,  which will reduce the resale
value  of  instruments  in  a  Fund's  portfolio,   including  U.S.   Government
obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter  maturities.  Changes in market interest rates do not affect the rate payable on debt securities held in a Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk.  Changes in market interest rates may also extend or shorten the duration of certain types of instruments,  such as asset-backed  securities, thereby affecting their value and the return on your investment.





Performance History

The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns from inception, and for one-, five- and ten-year periods (as applicable) are compared to the performance of an appropriate broad-based index.

Please remember that past performance is no guarantee of future results.

Performance History

Short-Intermediate U.S. Government Income Fund Institutional Class Calendar Year Returns (%)*

                                   [BAR CHART]

                    1994                               -1.42
                    1995                               12.67
                    1996                                 3.55
                    1997                                 7.68
                    1998                                 7.72


Best Qtr.:  Q3 '98: 4.81%           Worst Qtr.:  Q3 '94: -0.67%

*    The Fund's year-to-date performance through September 30, 1999 was -0.32%.

Average annual total return (%)

                                                                                              Since
for the period ended 12/31/98                          1 Year             5 Years           Inception

Institutional Class (Incept. 9/6/96)1                   7.72                5.94              5.84

LB 1-3 Year Gov't. Bond Index2                          6.97                5.96              5.85

1  Performance shown for periods prior to the inception of the Institutional Class reflects the performance of the Class A shares.

2  Lehman Brothers 1-3 Year Government Bond Index.







U.S. Government Income Fund Institutional Class Calendar Year Returns (%)*

                                   [BAR CHART]

                    1989                               14.82
                    1990                               10.17
                    1991                               18.08
                    1992                                 6.27
                    1993                               10.67
                    1994                                -4.81
                    1995                               19.32
                    1996                                -0.11
                    1997                                 8.69
                    1998                                 7.39


Best Qtr.:  Q2 '89: 8.09%           Worst Qtr.:  Q1 '96: -3.75%

*    The Fund's year-to-date performance through September 30, 1999 was -0.82%.

Average annual total return (%)


for the period ended 12/31/98                           1 Year             5 Years            10 Years

Institutional Class (Incept. 11/11/94)1                  7.39                5.73               8.78

Lehman Brothers U.S. Government                          13.41               9.35              11.54
Long Bond Index

1  Performance shown for periods prior to the inception of the Institutional Class reflects the performance of the Class A shares.






  Summary of Expenses

  These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares.

-------------------------------------- ---------------


Shareholder Fees                       All Funds
                                       Institutional
                                       Class
-------------------------------------- ---------------
Maximum sales charge (load)
   imposed on purchases (as a
percentage of
   offering price)                     None
-------------------------------------- ---------------
Maximum deferred sales charge (load)
   (as a percentage of the lower of    None
  the net asset value ("NAV") at
  purchase or the NAV at redemption)
-------------------------------------- ---------------


Annual Fund Operating Expenses (Expenses that are deducted from
   Fund Assets)


----------------------- --------------------- ------------------------

                         Short-Intermediate
                          U.S. Government
                            Income Fund
                                              U.S. Government Income
                                                       Fund
                        --------------------- ------------------------
                        --------------------- ------------------------
                        Institutional Class     Institutional Class

-----------------------
                        --------------------- ------------------------
Management Fees                0.50%                   0.50%
----------------------- --------------------- ------------------------
----------------------- --------------------- ------------------------
Other Expenses                 0.58%                   0.85%
----------------------- --------------------- ------------------------
TOTAL ANNUAL FUND
   OPERATING
   EXPENSES1                   1.08%                   1.35%
----------------------- --------------------- ------------------------

1 Expense  information  in the table has been restated to reflect  current fees.
  The actual  expenses  incurred  by the Funds  will be lower than the  contract amounts shown above in certain instances as a result of voluntary fee waivers.
  The  Funds'   actual   expenses   after  waivers  are  currently  as  follows:
  Short-Intermediate  U.S.  Government  Income  Fund -- 0.91%;  U.S.  Government
  Income Fund -- 0.91%.  Fee waivers are  voluntary and may be  discontinued  or modified at any time.








Summary of Expenses (Cont'd)

Example of Expenses
These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------- ------------------------ ----------------------

                Short-Intermediate Term     U.S. Government
                U.S. Government Income        Income Fund
                         Fund
                ------------------------ ----------------------
                ------------------------ ----------------------
                  Institutional Class     Institutional Class
---------------
                ------------------------ ----------------------
1 YEAR                   $110                    $137
--------------- ------------------------ ----------------------
3 YEARS                  $343                    $428
--------------- ------------------------ ----------------------
5 YEARS                  $595                    $739
--------------- ------------------------ ----------------------
10 YEARS                $1,317                  $1,624
--------------- ------------------------ ----------------------






Key Information

Important information you should look for as you decide to invest in a Fund:
The summary information on the previous pages is designed to provide you with an
overview  of  each  Fund.   The  sections  that  follow  provide  more  detailed
information about the investments and management of each Fund.

Investment Objective and Investment Strategies
The investment objective of each Fund in this Prospectus is fundamental, that is, it can be changed only by a vote of the shareholders. The objectives and strategies descriptions for each Fund tell you:
o        what the Fund is trying to achieve;
o        how we intend to invest your money; and
o what makes a Fund different from the other Funds offered in this Prospectus.

Permitted Investments
A summary of the Fund's key permitted investments and practices.

Important Risk Factors
Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "General Investment Risks" sections.

Words appearing in italicized print are defined in the Glossary.





Short-Intermediate U.S. Government Income Fund

Portfolio Managers:                         Paul C. Single
                                            Jacqueline A. Flippin

Investment Objective
The Short-Intermediate U.S. Government Income Fund seeks current income, while preserving capital.

Investment Strategies
We seek current income by actively managing a diversified portfolio consisting primarily of short- to intermediate-term U.S. Government obligations. We may invest in securities of any maturity. Under ordinary circumstances, we expect to maintain a dollar-weighted average maturity of between 2 and 5 years. We seek to preserve capital by shortening average maturity when we expect interest rates to increase and to increase total return by lengthening maturity when we expect interest rates to fall.

Permitted Investments
Under normal market conditions, we invest:

o        at least 65% of our total assets in short to intermediate term U.S. Government obligations or repurchase agreements collateralized by U.S. Government obligations;
o        in investment grade corporate debt securities including asset-backed securities;
o  no  more  than  5%  of  our  total  assets  in  securities  downgraded  below
investment-grade   after  we   acquired   them;   o  up  to  25%  of  assets  in
dollar-denominated debt of U.S. branches of foreign banks or foreign branches of
U.S. banks;  and o in stripped  Treasury  securities,  adjustable-rate  mortgage securities, and adjustable portions of collateralized mortgage obligations ("CMOs").

We may temporarily hold assets in cash or in money market instruments, including
U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During these periods, the Fund may not achieve its objective of current income and capital preservation.

Important Risk Factors

Mortgage- and asset-backed securities and CMOs may not be guaranteed by the U.S.
Treasury. Mortgage- and asset-backed securities and CMOs are subject to prepayment acceleration and extension risk, either of which can reduce the rate of return on the portfolio. Asset-backed securities are subject to risk of default on the underlying assets, particularly during periods of economic downturn. Securities of U.S. branches of foreign banks and foreign branches of U.S. banks are subject to additional risks, such as political turmoil, the imposition of foreign withholding taxes, and the establishment of exchange controls or the adoption of other foreign governmental restrictions that may affect the payment of principal and/or interest on these securities.

Stripped Treasury securities have greater interest rate risk than traditional government securities with identical credit ratings and like maturities because interest payments and the repayment of principal are separated and sold as securities.

You should consider the "Summary of Important Risks" section on page 5; the "General Investment Risks" section beginning on page 16; and the specific risks listed here. They are all important to your investment choice.





Short-Intermediate U.S. Government Income Fund Financial Highlights

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

FOR A SHARE OUTSTANDING

                                                        INSTITUTIONAL CLASS SHARES--COMMENCED
                              ON SEPTEMBER 6, 1996

                                                        ----------------------- -------------------- -------
                                                            June 30, 1999         June 30, 19981

                                                        ----------------------- -------------------- -------
For the period ended:

Net asset value, beginning of period                            $9.78                  $9.76

Income from investment operations:
   Net investment income (loss)                                  0.56                  0.13
   Net realized and unrealized gain (loss)
      on investments                                            (0.23)                 0.02

Total from investment operations                                 0.33                  0.15

Less distributions:
   Dividends from net investment income                         (0.56)                (0.13)
   Distributions from net realized gain                          0.00                  0.00

Total from distributions                                        (0.56)                (0.13)

Net asset value, end of period                                  $9.55                  $9.78

Total return (not annualized)                                   3.38%                  1.56%

Ratios/supplemental data:
   Net assets, end of period (000s)                            $79,789                $90,146

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                      0.91%                  0.91%
   Ratio of net investment income (loss) to
      average net assets                                        5.72%                  5.44%

Portfolio turnover                                               116%                   12%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)             1.08%                  1.08%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                        5.55%                  5.27%

------------------------------------------------------- ----------------------- -------------------- -------
1 The Fund  changed  its  fiscal  year-end  from March 31 to June 30. 2 The Fund changed its fiscal year-end from September 30 to March 31.





                                                        INSTITUTIONAL CLASS SHARES--COMMENCED
                              ON SEPTEMBER 6, 1996

                                                        ----------------------- ---------------------- ----------------------
                                                            March 31, 1998         March 31, 19972        Sept. 30, 1996

                                                        ----------------------- ---------------------- ----------------------
For the period ended:

Net asset value, beginning of period                            $9.45                   $9.54                  $9.46

Income from investment operations:
   Net investment income (loss)                                  0.51                   0.34                   0.03
   Net realized and unrealized gain (loss)
      on investments                                             0.31                  (0.09)                  0.08

Total from investment operations                                 0.82                   0.25                   0.11

Less distributions:
   Dividends from net investment income                         (0.51)                 (0.34)                 (0.03)
   Distributions from net realized gain                          0.00                   0.00                   0.00

Total from distributions                                        (0.51)                 (0.34)                 (0.03)

Net asset value, end of period                                  $9.76                   $9.45                  $9.54

Total return (not annualized)                                   8.85%                   2.58%                  1.08%

Ratios/supplemental data:
   Net assets, end of period (000s)                            $51,973                 $60,150                $73,637

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                      0.69%                   0.65%                  0.59%
   Ratio of net investment income (loss) to
      average net assets                                        5.28%                   7.01%                  5.14%

Portfolio turnover                                               48%                     52%                   389%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)             1.07%                   1.02%                  0.84%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                        4.90%                   6.64%                  4.89%

------------------------------------------------------- ----------------------- ---------------------- ----------------------
1 The Fund  changed  its  fiscal  year-end  from March 31 to June 30. 2 The Fund changed its fiscal year-end from September 30 to March 31.





U.S. Government Income Fund

Portfolio Managers:                         Scott Smith
                                            Paul Single

Investment Objective
The U.S. Government Income Fund seeks a long-term total rate of return through preserving capital and earning high interest income by investing principally in a portfolio of U.S. Government mortgage pass-through securities, consisting primarily of securities issued by GNMA, FNMA and FHLMC.

Investment Strategies
We  actively  manage  a  diversified   portfolio  of  U.S.  Government  mortgage
pass-through  securities  (including those issued by GNMA, FNMA and FHLMC), U.S.
Treasury securities and repurchase agreements  collateralized by U.S. Government obligations.

Permitted Investments
Under normal market conditions, we invest:

o at least 65% of total Fund  assets in U.S.  Government  mortgage  pass-through
securities;   and  o  in   Treasury   securities   and   repurchase   agreements
collateralized by U.S. Government obligations.

We may temporarily hold assets in cash or in money market instruments, including
U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so.

Important Risk Factors
You should consider both the General Investment Risks beginning on page 16 and the specific risks listed below. They are equally important to your investment choice.

The U.S. Government guarantees the timely payment of interest and principal of GNMA and Treasury securities with its full faith and credit. FNMA and FHLMC securities, however, are guaranteed by the issuing agencies and not by the U.S.
Government. There is no guarantee that the U.S. Government will support FNMA and FHLMC securities if they are unable to meet their obligations.

The U.S. Government does not directly or indirectly insure or guarantee the performance of the Fund. Mortgage-backed securities are subject to the risk that homeowners may refinance existing mortgages to take advantage of lower rates.
Such "prepayments" result in an early return of principal that is then reinvested at what is likely to be a lower yield.





U.S. Government Income Fund Financial Highlights

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

FOR A SHARE OUTSTANDING

                                                        INSTITUTIONAL CLASS SHARES--COMMENCED
                              ON DECEMBER 15, 1997

                                                        ----------------------- ---------------------- ----------------------
                                                            June 30, 1999          June 30, 19981          Dec. 31, 1997

                                                        ----------------------- ---------------------- ----------------------
For the period ended:

Net asset value, beginning of period                            $15.79                 $15.71                 $15.73

Income from investment operations:
   Net investment income (loss)                                  0.86                   0.43                   0.05
   Net realized and unrealized gain (loss)
      on investments                                            (0.46)                  0.08                  (0.02)

Total from investment operations                                 0.40                   0.51                   0.03

Less distributions:
   Dividends from net investment income                         (0.86)                 (0.43)                 (0.05)
   Distributions from net realized gain                          0.00                   0.00                   0.00

Total from distributions                                        (0.86)                 (0.43)                 (0.05)

Net asset value, end of period                                  $15.33                 $15.79                 $15.71

Total return (not annualized)                                   2.49%                   3.32%                  0.18%

Ratios/supplemental data:
   Net assets, end of period (000s)                             $7,499                 $8,307                 $7,255

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                      0.90%                   0.83%                  0.77%
   Ratio of net investment income (loss) to
      average net assets                                        5.42%                   5.56%                  6.58%

Portfolio turnover                                               57%                    245%                   306%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)             1.35%                   1.18%                  1.16%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                        4.97%                   5.21%                  6.19%

------------------------------------------------------- ----------------------- ---------------------- ----------------------
1   The Fund changed its fiscal year-end from December 31 to June 30.






General Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences.
You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 5. Other risks of mutual fund investing include the following:

o        Unlike bank deposits such as CDs or savings accounts, mutual funds are not insured by the FDIC.
o        We cannot guarantee that we will meet our investment objectives.
o        We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline.  We will not "make good" any investment  loss you may suffer,  nor can anyone we contract with to provide  certain  services,  such as selling agents  or  investment  advisors,  offer or  promise  to make good any such losses.
o    Share prices -- and therefore the value of your investment -- will increase and decrease  with changes in the value of the  underlying  securities  and other investments. This is referred to as price volatility.
o    Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.
o An  investment  in a single Fund,  by itself,  does not  constitute a complete investment plan.
o    The Funds that invest in smaller  companies,  foreign companies  (including investments  made  through  ADRs and similar  instruments)  and in emerging markets are subject to  additional  risks,  including  less  liquidity  and greater  price  volatility.  A Fund's  investment  in foreign and  emerging markets may also be subject to special risks associated with  international trade, including currency, political, regulatory and diplomatic risk.
o    The Funds may also use certain derivative  instruments,  such as options or
     futures  contracts.   The  term  "derivatives"  covers  a  wide  number  of
     investments,  but in general it refers to any  financial  instrument  whose value is derived, at least in part, from the price of another security or a specified  index,  asset or rate. Some derivatives may be more sensitive to interest  rate  changes or market  moves,  and some may be  susceptible  to changes in yields or values due to their structure or contract terms.

o    The Funds invest a portion of their assets in U.S. Government  obligations, such as securities issued or guaranteed by the Government National Mortgage
     Association ("GNMAs"),  the Federal National Mortgage Association ("FNMAs")
     and the  Federal  Home  Loan  Mortgage  Corporation  ("FHLMCs").  Each  are
     mortgage-backed  securities  representing  partial  ownership  of a pool of residential  mortgage  loans.  A  "pool"  or  group  of such  mortgages  is assembled and, after being approved by the issuing or guaranteeing  entity,
     is  offered  to  investors  through  securities  dealers.   Mortgage-backed
     securities  are subject to prepayment and extension  risk,  which can alter the  maturity of the  securities  and also reduce the rate of return on the portfolio.  It is important to recognize that the U.S.  Government does not guarantee the market value or current yield of those  obligations.  Not all
     U.S. Government  obligations are backed by the full faith and credit of the
     U.S. Treasury,  and the U.S. Government's  guarantee does not extend to the
     Funds themselves.  Collateralized  mortgage  obligations ("CMOs") typically represent  principal-only and interest-only portions of such securities and are subject to increased interest-rate and credit risk.





General Investment Risks (Cont'd)

What follows is a general list of the types of risks (some of which are described previously) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit  Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected  security could lose all of its value,  or be  renegotiated  at a lower
interest  rate  or  principal  amount.   Affected  securities  might  also  lose
liquidity.  Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Currency Risk-- The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value of liquidity of investments in either country.

Emerging Market Risk--The risk that the emerging market, as defined in the glossary, may be more sensitive to certain economic changes. For example, emerging market countries are often dependent on international trade and are therefore often vulnerable to recessions in other countries. They may have obsolete financial systems, have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Experience Risk--The risk presented by a new or innovative security. The risk is that insufficient experience exists to forecast how the security's value might be affected by various economic conditions.

Extension Risk--The risk that when interest rates rise, prepayments of the underlying obligations slow, thereby lengthening the duration and potentially reducing the value of these securities.

Information   Risk--The  risk  that  information  about  a  security  is  either unavailable, incomplete or is inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that a practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

General Investment Risks (Cont'd)

Prepayment Risk--The risk that consumers will accelerate their prepayment of mortgage loans or other receivables, which can shorten the maturity of mortgage-backed or other asset-backed securities, and reduce a portfolio's rate of return.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

Year 2000 Risk--The Funds' principal service providers have advised the Funds that they are working on the necessary changes to their computer systems to avoid any system failure based on an inability to distinguish the year 2000 from the year 1900, and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, the companies or entities in which the Funds invest also could be adversely impacted by the Year
2000 issue,  especially  foreign  entities,  which may be less prepared for Year
2000. The extent of such impact cannot be predicted.

In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund.
See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.





General Investment Risks (Cont'd)

Investment Practice/Risk

The following table lists some of the additional investment practices of the Funds, including some not disclosed in the Investment Objective and Investment
Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Strategies for each Fund or the Statement of Additional Information for more information on these practices.

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for each Fund remains within the parameters of its objective.

Remember, each Fund is designed to meet different investment needs and objectives.


                                                                                           ---- ----

------------------------------------------------------------- ---------------------------- ---- ----
INVESTMENT PRACTICE:                                          RISK:

------------------------------------------------------------- ----------------------------
------------------------------------------------------------- ---------------------------- ---- ----
Borrowing Policies
The ability to borrow  from banks for  temporary  Leverage  Risk o o purposes to meet shareholder redemptions.
------------------------------------------------------------- ---------------------------- ---- ----
Floating and Variable Rate Debt
Instruments with interest rates that are adjusted either      Interest Rate and            o    o
on a schedule or when an index or benchmark changes.          Credit Risk
------------------------------------------------------------- ---------------------------- ---- ----
Foreign Securities
Debt of a foreign government or corporation or dollar-        Information, Political,      o
denominated debt obligations of foreign branches of           Regulatory,
U.S. banks or U.S. branches of foreign banks.                 Diplomatic, Liquidity
                                and Currency Risk
------------------------------------------------------------- ---------------------------- ---- ----
                                                                                           ---- ----
Forward Commitment, When-Issued and
Delayed Delivery Transactions                                 Interest Rate,               o    o
Securities bought or sold for delivery at a later date or     Leverage, Credit and
bought or sold for a fixed price at a fixed date.             Experience Risk
------------------------------------------------------------- ---------------------------- ---- ----




General Investment Risks (Cont'd)

                                                                                           ---- ----

------------------------------------------------------------- ---------------------------- ---- ----
Illiquid Securities                                           Liquidity Risk               o    o
A security that cannot be readily sold, or cannot be
readily sold without negatively affecting its fair price.
Limited to 15% of total assets.
------------------------------------------------------------- ---------------------------- ---- ----
Loans of Portfolio Securities
The practice of loaning securities to brokers, dealers and    Credit, Counter-Party        o    o
financial institutions to increase return on those            and Leverage Risk
securities.  Loans  may be  made up to  Investment  Company  Act of 1940  limits
(currently  one-third  of total  assets  including  the value of the  collateral received).
------------------------------------------------------------- ---------------------------- ---- ----
Mortgage- and Asset-Backed Securities
Securities consisting of an undivided fractional              Interest Rate, Credit,       o    o
interests in pools of consumer loans, such as mortgage        Prepayment and
loans,  car loans,  credit card debt, or  receivables  held in  Experience  Risk trust.
------------------------------------------------------------- ---------------------------- ---- ----
------------------------------------------------------------- ---------------------------- ---- ----
Other Mutual Funds
The temporary investment in shares of another mutual          Market Risk                  o    o
fund.  A pro rata portion of the other fund's expenses,
in addition to the expenses paid by the Funds, will be
borne by Fund shareholders.
------------------------------------------------------------- ---------------------------- ---- ----
Repurchase Agreements
A transaction in which the seller of a security agrees to     Credit and                   o    o
buy back a security at an agreed upon time and price,         Counter-Party Risk
usually with interest.
------------------------------------------------------------- ---------------------------- ---- ----
Stripped Obligations
Securities that give ownership to either future               Interest Rate Risk           o    o
payments of  interest  or a future  payment of  principal,  but not both.  These securities  tend to have greater  interest rate  sensitivity  than  conventional debt.
------------------------------------------------------------- ---------------------------- ---- ----






Organization and Management of the Funds

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Stagecoach
Each Fund is one of over 30 Funds of Stagecoach Funds, an open-end management investment company. Stagecoach was organized on September 9, 1991, as a Maryland
Corporation.

The Board of Directors of Stagecoach supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below.
Except for the advisers, which require shareholder vote to change, if the Board believes that it is in the best interests of the shareholders it may make a change in one of these companies.







  Organization and Management of the Funds (Cont'd)


      ------------------------------------------------------------------------------------
                                      BOARD OF DIRECTORS
      ------------------------------------------------------------------------------------
                               Supervises the Funds' activities
      ------------------------------------------------------------------------------------

      ------------------------------------------ -----------------------------------------
                 INVESTMENT ADVISOR                             CUSTODIAN
      ------------------------------------------ -----------------------------------------
      Wells Fargo Bank, N.A.                     Norwest Bank Minnesota, N.A.
      525 Market St., San Francisco, CA          6th St. & Marquette, Minneapolis, MN
      Manages the Funds' investment              Provides safekeeping for the Funds'
                                                 assets
      activities
      ------------------------------------------ -----------------------------------------

      ------------------------------------------------------------------------------------
                                    INVESTMENT SUB-ADVISOR
      ------------------------------------------------------------------------------------
                             Wells Capital Management Incorporated
                                        525 Market St.
                                       San Francisco, CA
                        Manages the investment activities of each Fund
      ------------------------------------------------------------------------------------


      -------------------- ----------------------- ----------------------- ---------------

                                                                            SHAREHOLDER
                                                          TRANSFER           SERVICING
          DISTRIBUTOR          ADMINISTRATOR               AGENT               AGENTS
      -------------------- ----------------------- ----------------------- ---------------

      Stephens Inc.        Wells Fargo Bank, N.A.  Boston Financial Data   Various Agents
      111 Center St.       525 Market Street          Services, Inc.
      Little Rock, AR      San Francisco, CA       Two Heritage Dr.
      Markets the Funds    Manages the             Quincy, MA              Provide
      and distributes      Funds' business         Maintains records       services to
      Fund shares          activities              of shares and           customers
                                                   supervises the
                                                   payment of dividends
      -------------------- ----------------------- ----------------------- ---------------

      ------------------------------------------------------------------------------------
                          FINANCIAL SERVICES FIRMS AND SELLING AGENTS
      ------------------------------------------------------------------------------------
             Advise current and prospective shareholders on their Fund investments
      ------------------------------------------------------------------------------------

      ------------------------------------------------------------------------------------
                                         SHAREHOLDERS
      ------------------------------------------------------------------------------------









Organization and Management of the Funds (Cont'd)

In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund class paid on an annual basis for the services described.

The Investment Advisor
Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for each of the Funds. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of June 30, 1999,
Wells Fargo Bank and its affiliates managed over $131 billion in assets. For providing these services, Wells Fargo is entitled to receive fees as described in the "Summary of Expenses" section at the front of this Prospectus.

The Sub-Advisor
Wells Capital Management Incorporated ("WCM"), a wholly owned subsidiary of Wells Fargo Bank, is the sub-advisor for each of the Funds. As of June 30, 1999
WCM provided investment advice for assets aggregating in excess of $42 billion.

The Administrator
Wells Fargo Bank provides the Funds with administration services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Wells Fargo
Bank also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Wells Fargo Bank is entitled to receive a fee of 0.15% of the average annual net assets of each Fund.

Shareholder Servicing Plan
We have a shareholder servicing plan for each Fund. Under this plan, we have engaged various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays 0.25% of its average net assets.

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds. For providing these services, BFDS receives an annual fee, certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Funds.







Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy and sell Fund shares once your account is open.

Pricing Fund Shares
o As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.
o We determine the NAV of each class of the Funds' shares each business day as of the close of regular trading on the NYSE. We determine the NAV by subtracting the Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. Each Fund's assets are generally valued at current market prices.
     See the Statement of Additional Information for further disclosure.
o We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 1:00 p.m. (Pacific time)/3:00 p.m. (Central time). If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Any request we receive in proper form before these times is processed the same day. Requests we receive after the cutoff times are processed the next business day.
o    The funds are open for business on each day the NYSE is open for  business.
     NYSE  holidays  include  New Year's  Day,  Martin  Luther  King,  Jr.  Day,
     President's Day, Good Friday,  Memorial Day,  Independence  Day, Labor Day,
     Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

Typically, Institutional Class shares are bought and held on your behalf by the Institution through which you are investing. Check with your customer account representative or your customer account agreement for the rules governing your investment.

Minimum Investments

Institutions are required to make a minimum initial investment of $2,000,000 per
Fund. There are no minimum  subsequent  investment  requirements so long as your
Institution   maintains  account  balances  at  or  above  the  minimum  initial investment  amount.  Minimum initial  investment  requirements may be waived for certain Institutions.






Your Account (Cont'd)

                                HOW TO BUY SHARES

You can open a Fund account and buy Fund shares through an  Institution  through
which  you  have  established  a  Customer  Account.   Investors  interested  in
purchasing   Institutional  shares  of  the  Funds  should  contact  an  account representative at their Institution and should understand the following:

o    Share  purchases are made through a Customer  Account at an  Institution in accordance with the terms of the Customer Account involved;
o    Institutions are usually the holders of record of Institutional shares held through Customer Accounts and maintain records  reflecting their customer's beneficial ownership of the shares;
o    Institutions are responsible for transmitting their customers' purchase and redemption  orders to the Funds and for  delivering  required  payment on a timely basis;
o    The   exercise  of  voting   rights  and  the   delivery   of   shareholder
     communications  from  the Fund is  governed  by the  terms of the  Customer
     Account involved; and
o    Institutions  may charge their customers  account fees and may receive fees from us with  respect to  investments  their  customers  have made with the
     Funds.







Your Account (Cont'd)

                               HOW TO SELL SHARES

Institutional shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer
Account agreement with your Institution for rules governing selling shares.

General Notes for Selling Shares

o We process requests we receive from an Institution in proper form before the close of the NYSE usually 1:00 p.m. (Pacific time)/3:00 p.m. (Central time), at the NAV determined on the same business day. Requests we receive after this time are processed on the next business day.
o Redemption proceeds are usually wired to the redeeming Institution the following business day.
o If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product plan.
     There may be special requirements that supersede the directions in this Prospectus.
o We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Payments of redemptions also may be delayed up to seven days under normal circumstances, although it is not our policy to delay such payments.
o Generally, we pay redemption requests in cash, unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over a ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders.
     Therefore, we may pay the redemption in part or in whole in securities of equal value.

                                    EXCHANGES

Exchanges between Wells Fargo Funds are two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

o You should  carefully  read the Prospectus for the Fund into which you wish to exchange.
o Every  exchange  involves  selling  Fund  shares  and that sale may  produce a capital gain or loss for federal  income tax purposes.  o In order to discourage excessive Fund transaction expenses that must be borne by other shareholders, we reserve the right to
     limit or reject exchange orders.  Generally, we will notify you 60 days in advance of any changes in your exchange privileges.
o        You may make exchanges between like share classes.

Contact your account representative for further details.






Other Information

Dividend and Capital Gain Distributions
The Funds in this Prospectus pay any dividends monthly and make any capital gains distributions at least annually. Contact your Institution for distribution options.

  Taxes
  The following  discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus.  The discussion summarizes only some of the important tax  considerations  that affect the Funds and you as a shareholder.
  It is not  intended  as a  substitute  for careful  tax  planning.  You should consult your tax advisor about your specific tax situation. Federal income tax
  considerations   are   discussed   further  in  the  Statement  of  Additional
  Information.

  Dividends distributed from these and the other Funds attributable to their income from other investments and net short-term capital gain (generally, the excess of net short-term capital gains over net long-term capital losses) will be taxable to you as ordinary income. Corporate shareholders may be able to deduct a portion of their dividends when determining their taxable income.

  We will  pass on to you any net  capital  gain  (generally  the  excess of net long-term  capital gains over net short-term  capital losses) earned by a Fund as a capital  gain  distribution.  In  general,  these  distributions  will be taxable to you as  long-term  capital  gains which may qualify for taxation at
  preferential   rates  in  the  hands  of   non-corporate   shareholders.   Any
  distribution that is not from net investment income, short term capital gains, or  net  capital  gain  may  be  characterized  as  a  return  of  capital  to shareholders.





Portfolio Managers

Jacqueline A. Flippin,  has co-managed the  Short-Intermediate  U.S.  Government
Income Fund since February 1999. She has been a portfolio manager with WCM since
January 1998. Before joining the firm, Ms. Flippin was a short-term debt securities trader and portfolio manager for McMorgan & Company since 1994. Ms.
Flippin has over ten years of investment management experience.

Paul C. Single, has managed the Short-Intermediate U.S. Government Income Fund since February 1999 and has managed the U.S. Government Income Fund since May
1995. He has been with Wells  Fargo/Wells  Capital  Management  since 1989.  Mr.
Single has over 16 years of fixed-income investment management experience.

Scott Smith, CFA, has co-managed the U.S.  Government Income Fund since December
1997. He has been with Wells Fargo/WCM since 1987, specializing in corporate and mortgage-backed securities investments. Mr. Smith has over eleven years of investment management experience.






Glossary

We provide the following  definitions to assist you in reading this  Prospectus.
For a more complete understanding of these terms you should consult your financial advisor.

ACH
Refers to the  "Automated  Clearing  House"  system  maintained  by the  Federal
Reserve Bank which allows banks to process checks, transfer funds and perform other tasks.

American Depositary Receipts ("ADRs")
Receipts for non-U.S. company stocks.  The stocks underlying ADRs are typically held in bank vaults.  The ADR's owner is entitled to any capital gains or dividends.  ADRs are one way of owning an equity interest in foreign companies.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Below Investment-Grade
Securities  rated  BBB or lower by S&P or Baa or  lower by  Moody's  Shareholder
Services, or that may be unrated securities or securities considered to be "high risk."

Business Day
Any day the New York Stock Exchange is open is a business day for the Funds.

Capital Appreciation, Capital Growth
The increase in the value of a security.  See also "total return."

Collateralized Mortgage Obligations ("CMOs")
Securities  collateralized  by portfolios of mortgage  pass-through  securities.
CMOs are structured into multiple classes, and are paid according to class maturity, shortest maturities paid first.

Current Income
Earnings in the form of dividends or interest as opposed to capital growth.  See also "total return."

Debt Securities
Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Diversified
A diversified fund, as defined by the Investment Company Act of 1940, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds' total assets.

Glossary (Cont'd)

Dollar-Denominated
Securities issued by foreign banks, companies or governments in U.S. dollars.

Dollar Rolls
Similar to a reverse Repurchase Agreement, dollar rolls are simultaneous agreements to sell a security held in a portfolio and to purchase a similar security at a future date at an agreed-upon price.

Emerging Markets
Markets associated with a country that is considered by international  financial
organizations,   such  as  the   International   Finance   Corporation  and  the
International  Bank for  Reconstruction  and Development,  and the international financial  community to have an  "emerging"  stock  market.  Such markets may be under-capitalized,  have less-developed  legal and financial systems or may have less stable currencies than markets in the developed world.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

FHLMC
FHLMC securities are commonly known as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

FNMA
FNMA  securities  are known as "Fannie Maes" are issued by the Federal  National
Mortgage Association, and FHLMC securities as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

Gateway Fund
A Fund that invests its assets in one or more core portfolios, instead of directly in securities, to achieve its investment objective. Gateway funds investing in the same core portfolio can enhance their investment opportunities and reduce their expense ratios through sharing the costs and benefits of managing a large pool of assets.

GNMA
GNMA securities are commonly known as "Ginnie Maes" and are issued by the Government National Mortgage Association.

Illiquid Security
A security which cannot be readily sold, or cannot be readily sold without negatively affecting its fair price.

Investment-Grade Securities
A type of bond rated in the top four investment categories by a nationally recognized ratings organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

Liquidity
The ability to readily sell a security at a fair price.

Glossary (Cont'd)

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Moody's
A nationally recognized ratings organization.

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Options
An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Public Offering Price ("POP") The NAV with the sales load added.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent
A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

S&P, S&P 500 Index
Standard and Poors, a nationally recognized ratings organization.  S&P's also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Stripped Treasury Securities
Debt obligations in which the interest payments and the repayment of principal are separated and sold as securities.

Glossary (Cont'd)

Taxpayer Identification Number
Usually  the  social   security   number  for  an  individual  or  the  Employer
Identification Number for a corporation.

Total Return
The total value of capital growth and the value of all distributions, assuming that distributions were used to purchase additional shares of the Funds.

U.S. Government obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Weighted-Average Maturity
The  average   maturity   for  the  debt   securities   in  a  portfolio   on  a
dollar-for-dollar basis.

Zero Coupon Securities
Bonds that make no periodic interest payments and which are usually sold at a discount of their face value. Zero coupon bonds are subject to interest rate and credit risk.






STAGECOACH FUNDS

You may wish to review the following documents:

Statement of Additional Information
supplements the disclosures made by this Prospectus. The Statement of Additional
Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

Annual/Semi-Annual Report
Provides  certain  financial  and  other  important   information   including  a
discussion of the market conditions and investment strategies that significantly affected Fund performance, for the most recent reporting period.

These documents are available free of charge:

Call 1-800-222-8222, or

Write to:
Stagecoach Funds
PO Box 8266
Boston, MA  02266-8266

Visit the SEC's web site:
http://www.sec.gov, or

Request copies for a fee by writing to:
SEC Public Reference Room, Washington, DC  20549-6009
(call:  1-800-SEC-0330 for details)





                          --------------------------------------------------
ICA Reg. No. 811-6419     NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE  SFI IPI (11/99)
                          --------------------------------------------------






                             STAGECOACH FUNDS, INC.
                            Telephone: 1-800-222-8222

                       STATEMENT OF ADDITIONAL INFORMATION
                             Dated November 1, 1999

                               CORPORATE BOND FUND
                 SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND
                              STRATEGIC INCOME FUND
                           U.S. GOVERNMENT INCOME FUND
                          VARIABLE RATE GOVERNMENT FUND

                Class A, Class B, Class C and Institutional Class


     Stagecoach  Funds,   Inc.  (the  "Company")  is  an  open-end,   management
investment  company.  This Statement of Additional  Information ("SAI") contains additional information about five funds in the Stagecoach Family of Funds (each,
a   "Fund"   and   collectively,   the   "Funds")   --   the   Corporate   Bond,
Short-Intermediate  U.S.  Government Income,  Strategic Income,  U.S. Government
Income and Variable Rate Government Funds.  Each Fund is considered  diversified under the  Investment  Company Act of 1940,  as amended  (the "1940  Act").  The
Variable Rate Government Fund offers only Class A shares, the Short-Intermediate
U.S. Government Income Fund offers Class A and Class B shares. Each of the other
Funds offers Class A, Class B and Class C shares.  The  Short-Intermediate  U.S.
Government Income and U.S. Government Income Fund also offer Institutional Class shares. This SAI relates to all such classes of shares.

         This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectus, dated November 1, 1999. All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained free of charge by calling 1-800-222-8222 or writing to Stagecoach Funds, P.O. Box 7066, San Francisco, CA 94120-7066.







dc-175837v3                                          i
419
                                TABLE OF CONTENTS


                                                                                                         Page

Historical Fund Information.................................................................................1
Investment Restrictions ....................................................................................1
Additional Permitted Investment Activities .................................................................6
Investment by Federal Credit Unions in the Variable Rate Government Fund ..................................21
Risk Factors ..............................................................................................21
Management ................................................................................................26
Performance Calculations...................................................................................39
Determination of Net Asset Value...........................................................................47
Additional Purchase and Redemption Information.............................................................48
Portfolio Transactions.....................................................................................48
Fund Expenses..............................................................................................50
Federal Income Taxes.......................................................................................50
Capital Stock..............................................................................................55
Other......................................................................................................58
Counsel....................................................................................................58
Independent Auditors.......................................................................................58
Financial Information......................................................................................58
Appendix..................................................................................................A-1





dc-175837v3                                         36
419
dc-175837v3                                          1
419
                           HISTORICAL FUND INFORMATION

         The  Corporate  Bond Fund  commenced  operations on April 1, 1998, as a
Fund of the Company.

         The Short-Intermediate U.S. Government Income Fund commenced operations on October 27, 1993, as a Fund of the Company. The Institutional Class shares of the Fund commenced operations on September 6, 1996.

         The Strategic  Income Fund commenced  operations on July 13, 1998, as a
Fund of the Company.

         The U.S. Government Income Fund commenced operations as a portfolio of Overland Express Funds, Inc. ("Overland") on January 1, 1992, as the successor to the Ginnie Mae Fund of the Wells Fargo Investment Trust for Retirement
Programs, which commenced operations on January 3, 1991. The Institutional Class shares of the U.S. Government Income Fund commenced operations on September 6, 1996. On December 12, 1997, as part of the consolidation of Overland into Stagecoach Funds, Inc., the U.S. Government Income Fund of Overland was reorganized with and into the Company's U.S. Government Income Fund. For accounting purposes, the Overland Fund is considered the survivor of the Consolidation. The Class A shares of the predecessor trust portfolio commenced operations on April 7, 1988. The Class D shares of the Overland Fund commenced operations on July 1, 1993, and are now known as the Class C shares. The
Overland Fund did not offer Class B shares and for accounting purposes the Class
B shares are considered to have  commenced  operations on December 12, 1997. The
Overland Fund is sometimes referred to throughout this SAI as the "predecessor portfolio" to the Company's U.S. Government Income Fund. Prior to December 12,
1997, the U.S. Government Income Fund was known as the "Ginnie Mae Fund."

   The Variable Rate Government Fund commenced operations on November 1, 1990, as the Variable Rate Government Fund of Overland. On July 23, 1997, the
   Boards of Directors of the Company and Overland approved an Agreement and Plan of Consolidation providing for, among other things, the transfer of the assets and stated liabilities of the predecessor Overland portfolio to the Fund. Prior to December 12, 1997, the effective date of the consolidation, the Fund had only nominal assets. On December 12, 1997, the Class A and D shareholders of the predecessor Overland portfolio became the Class A and C shareholders, respectively, of the Company's Variable Rate Government Fund.
   On July 10, 1998, Class C shareholders of the Variable Rate Government Fund became Class A shareholders of the Fund. The Variable Rate Government Fund no longer offers Class C shares.


                             INVESTMENT RESTRICTIONS

         Fundamental Investment Policies

         Each Fund has adopted the following investment restrictions, all of which are fundamental policies; that is, they may not be changed without approval by the vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund.

The Corporate Bond and Strategic Income Funds may not:

   (1) purchase or sell commodity contracts or invest in oil, gas or mineral exploration or development programs, except that the Funds, to the extent appropriate to its investment objective, may purchase publicly traded securities of companies engaging in whole or in part in such activities, and provided that the Funds may enter into futures contracts and related options;

   (2) purchase or sell real estate, except that the Funds may purchase securities of issuers that deal in real estate and may purchase securities that are secured by interests in real estate;

   (3) purchase securities of companies for the purpose of exercising control;

   (4) act as an underwriter of securities  within the meaning of the Securities
   Act of 1933 (the "1933 Act") except insofar as the Funds might be deemed to be an underwriter upon disposition of portfolio securities acquired within the limitation on purchases of restricted securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with the Funds' investment objective, policies and limitations may be deemed to be underwriting;

   (5) borrow money or issue senior securities, except that the Funds may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of the total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Funds' total assets at the time of such borrowing. The Funds will not purchase securities while their borrowings (including reverse repurchase agreements) in excess of 5% of their total assets are outstanding. Securities held in escrow or separate accounts in connection with the Funds' investment practices described in this SAI or in its Prospectus are not deemed to be pledged for purposes of this limitation;

   (6) purchase any securities  that would cause 25% or more of the Funds' total assets at the time of purchase to be  invested  in the  securities  of one or more issuers  conducting  their  principal  business  activities  in the same
   industry,   provided  that  (a)  there  is  no  limitation  with  respect  to obligations  issued or  guaranteed  by the U.S.  Government,  its agencies or instrumentalities;  (b) wholly owned finance  companies will be considered to be in the  industries  of their  parents if their  activities  are  primarily related to financing the activities of the parents; and (c) utilities will be divided  according to their  services,  for example,  gas, gas  transmission, electric and gas,  electric and telephone  will each be considered a separate industry;

   (7) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Funds' investment program may be deemed to be an underwriting.

The Short-Intermediate U.S. Government Fund may not:

   (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would be 25% or more of the current value of the Fund's total assets, provided that there is no limitation with respect to investments in U.S. Government
   Obligations;

   (2) purchase or sell real estate or real estate limited partnerships (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein);

   (3)  purchase   commodities  or  commodity   contracts   (including   futures
   contracts),  except that the Fund may purchase  securities of an issuer which invests or deals in commodities or commodity contracts;

   (4) purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs;

   (5) purchase securities on margin (except for short-term credits necessary for the clearance of transactions) or make short sales of securities;

   (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

   (7) make investments for the purpose of exercising control or management;

   (8) borrow money or issue senior securities, as defined in the 1940 Act, except that the Fund may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowings exceed 5% of its net assets), and except that the Fund may issue multiple Classes of shares in accordance with applicable laws, rules, regulations or orders;

   (9) write, purchase or sell straddles, spreads, warrants, or any combination thereof;

   (10) purchase securities of any issuer (except U.S. Government Obligations) if, as a result, with respect to 75% of its total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer or, with respect to 100% of its total assets the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer;
   nor

   (11) make loans, except that the Fund may purchase or hold debt instruments or lend its portfolio securities in accordance with its investment policies, and may enter into repurchase agreements.

The U.S. Government Income Fund may not:

   (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would be 25% or more of the current value of the Fund's total assets, provided that there is no limitation with respect to investments in obligations of the U.S.
   Government, its agencies or instrumentalities;

   (2) purchase or sell real estate or real estate limited partnerships (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein);

   (3)  purchase   commodities  or  commodity   contracts   (including   futures
   contracts),  except that the Fund may purchase  securities of an issuer which invests or deals in commodities or commodity contracts;

   (4) purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs;

   (5) purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with options, futures and options on futures) or make short sales of securities;

   (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

   (7) make investments for the purpose of exercising control or management;

   (8) issue senior securities, except that the Fund may borrow up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of the Fund's net assets (but investments may not be purchased by such Fund while any the outstanding borrowings exceed 5% of the Fund's net assets);

   (9) write, purchase or sell puts, calls, straddles, spreads, warrants, options or any combination thereof; nor

   (10)  purchase   securities  of  any  issuer  (except  securities  issued  or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result,  more  than 5% of the value of the  Fund's  total  assets  would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer.

   The Fund may make loans in accordance with its investment policies.

The Variable Rate Government Fund may not:

   (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would exceed 25% of the current value of the Fund's total assets, provided that there is no limitation with respect to investments in securities issued or guaranteed by the U.S.
   Government, its agencies or instrumentalities;

   (2) purchase or sell real estate (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts or interests, in oil, gas, or other mineral exploration or development programs;

   (3) purchase securities on margin (except for short-term credits necessary for the clearance of transactions) or make short sales of securities;

   (4) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

   (5) invest more than 10% of the current value of its net assets in repurchase agreements maturing in more than seven days, restricted securities, which are securities that must be registered under the 1933 Act before they may be offered or sold to the public, and illiquid securities;

   (6) make investments for the purpose of exercising control or management;

   (7) purchase puts, calls, straddles, spreads, or any combination thereof, except that the Fund may purchase securities with put rights in order to maintain liquidity;

   (8) issue senior securities, except that the Fund may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased by the Fund while any such outstanding borrowing exists);

   (9) invest more than 10% of the current value of its net assets in fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days;

   (10)  purchase   securities  of  any  issuer  (except  securities  issued  or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result,  with respect to 75% of the total assets of the Fund,  more than 5%
   of the value of the Fund's total  assets would be invested in the  securities of any one issuer or, with  respect to 100% of the Fund's total  assets,  the
   Fund would own more than 10% of the  outstanding  voting  securities  of such issuer; nor

   (11) lend its portfolio securities having a value that exceeds 50% of the current value of its total assets, provided that, for purposes of this restriction, loans will not include the purchase of fixed time deposits, repurchase agreements, commercial paper and other types of debt instruments commonly sold in a public or private offering.

         With respect to fundamental  investment  restriction (5), the Fund does not intend to invest,  during the coming year, in repurchase agreements maturing in more than seven days, restricted  securities,  which are securities that must be  registered  under the 1933 Act  before  they may be  offered  or sold to the
public,  or  illiquid  securities.   With  respect  to  fundamental   investment
restriction  (7), the Fund does not intend to purchase,  during the coming year, puts, calls, straddles, spreads, or purchase securities with put rights in order to maintain liquidity.  With respect to fundamental  investment restriction (9), the Fund does not  intend to  invest,  during  the  coming  year,  in fixed time deposits  that are subject to withdrawal  penalties and that have  maturities of more than seven days.

         Non-Fundamental Investment Policies

   Each Fund has adopted the following non-fundamental policies which may be changed by a majority vote of the Board of Directors of the Company at any time and without approval of such Fund's shareholders.

(1) Each Fund may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act.
Currently, under the 1940 Act, a Fund's investment in such securities is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's net assets with respect to any one investment company, and (iii) 10% of such Fund's net assets in the aggregate.
Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by a Fund.

(2) Each Fund may not  invest or hold more than 15% (10% for the  Variable  Rate
Government Fund) of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market, or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

(3) Each Fund may invest up to 25% of its net assets in securities of foreign governmental and foreign private issuers that are denominated in and pay interest in U.S. dollars.

(4) Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund's total assets except for the Variable Rate Government Fund, which may lend up to 50% of its total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The
Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year.


                   ADDITIONAL PERMITTED INVESTMENT ACTIVITIES

         Set forth below are descriptions of certain investments and additional investment policies for the Funds. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

         Asset-Backed Securities

         The  Funds may  invest in  various  types of  asset-backed  securities.
Asset-backed  securities  are  securities  that  represent  an  interest  in  an underlying security.  The asset-backed  securities in which the Funds invest may consist  of  undivided  fractional  interests  in  pools  of  consumer  loans or
receivables  held  in  trust.   Examples  include  certificates  for  automobile
receivables  (CARS) and credit card receivables  (CARDS).  Payments of principal and interest on these asset-backed  securities are "passed through" on a monthly or other periodic basis to  certificate  holders and are typically  supported by some form of credit  enhancement,  such as a surety bond,  limited guaranty,  or subordination.  The extent of credit enhancement  varies, but usually amounts to only a  fraction  of the  asset-backed  security's  par value  until  exhausted.
Ultimately,  asset-backed  securities are dependent upon payment of the consumer loans or receivables by individuals,  and the certificate  holder frequently has no recourse to the entity that originated the loans or  receivables.  The actual maturity and realized  yield will vary based upon the  prepayment  experience of the  underlying  asset  pool  and  prevailing  interest  rates  at the  time  of prepayment.  Asset-backed  securities are relatively new  instruments and may be subject to greater  risk of default  during  periods of economic  downturn  than
other  instruments.   Also,  the  secondary  market  for  certain   asset-backed
securities  may not be as liquid as the  market for other  types of  securities, which could result in a Fund  experiencing  difficulty in valuing or liquidating such  securities.  The Corporate Bond and Strategic Income Funds may also invest in securities backed by pools of mortgages.  The investments are described under the heading "Mortgage-Related Securities."

         Bank Obligations

         The Funds may invest in bank  obligations,  including  certificates  of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks,  foreign  subsidiaries of domestic  banks,  foreign  branches of domestic  banks,  and domestic and foreign  branches of foreign banks,  domestic savings and loan  associations and other banking  institutions.  With respect to
such  securities   issued  by  foreign  branches  of  domestic  banks,   foreign
subsidiaries  of domestic  banks,  and domestic and foreign  branches of foreign banks, a Fund may be subject to additional  investment  risks that are different in some  respects  from  those  incurred  by a Fund which  invests  only in debt obligations  of U.S.  domestic  issuers.  Such  risks  include  possible  future
political  and  economic  developments,   the  possible  imposition  of  foreign
withholding  taxes on interest  income payable on the  securities,  the possible establishment of exchange controls or the adoption of other foreign governmental restrictions  which might adversely affect the payment of principal and interest on these  securities  and the  possible  seizure or  nationalization  of foreign deposits.  In addition,  foreign branches of U.S. banks and foreign banks may be subject to less  stringent  reserve  requirements  and to different  accounting, auditing,  reporting  and  recordkeeping  standards  than  those  applicable  to domestic branches of U.S. banks.

         Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

         Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

         Bonds

         Certain of the debt  instruments  purchased  by the Funds may be bonds.
The Corporate Bond Fund invests no more than 25% in bonds that are below investment grade. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Most bonds bear interest income at a "coupon" rate that is fixed for the life of the bond. The value of a fixed rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed rate bond's yield (income as a percent of the bond's current value) may differ from its coupon rate as its value rises or falls.

         Other types of bonds bear  income at an interest  rate that is adjusted
periodically.   Because  of  their  adjustable  interest  rates,  the  value  of
"floating-rate"  or  "variable-rate"  bonds  fluctuates much less in response to market  interest rate  movements  than the value of fixed rate bonds.  Also, the
Funds may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of their investment portfolios.  Bonds may be senior or subordinated obligations. Senior obligations generally have the first  claim  on a  corporation's  earnings  and  assets  and,  in the  event of liquidation,  are paid before  subordinated debt. Bonds may be unsecured (backed only by the  issuer's  general  creditworthiness)  or  secured  (also  backed by specified collateral).

         Commercial Paper

   The Funds may invest in commercial  paper  (including  variable amount master demand notes) which refers to short-term,  unsecured  promissory notes issued by  corporations  to finance  short-term  credit needs.  Commercial  paper is usually  sold on a discount  basis and has a maturity at the time of issuance not  exceeding  nine months.  Variable  amount master demand notes are demand obligations  which permit the  investment of  fluctuating  amounts at varying market rates of interest  pursuant to  arrangements  between the issuer and a commercial  bank  acting as agent for the payee of such  notes  whereby  both parties have the right to vary the amount of the outstanding  indebtedness on the notes.  Investments by the Funds in commercial paper (including  variable rate demand  notes and variable  rate master  demand notes issued by domestic and foreign bank holding companies,  corporations and financial institutions,
   as  well  as  similar   instruments   issued  by   government   agencies  and
   instrumentalities)  will  consist of issues  that are rated in one of the two highest  rating  categories by a Nationally  Recognized  Statistical  Ratings
   Organization   ("NRSRO").   Commercial   paper  may  include   variable-  and
   floating-rate instruments.

         Custodial Receipts for Treasury Securities

         The   Corporate   Bond  and   Strategic   Income   Funds  may  purchase
participations in trusts that hold U.S.  Treasury  securities (such as TIGRs and
CATS) or other obligations where the trust participations  evidence ownership in either the future  interest  payments  or the future  principal  payments on the obligations.  These  participations  are normally  issued at a discount to their
"face  value," and can exhibit  greater  price  volatility  than  ordinary  debt securities because of the way in which their principal and interest are returned to investors. Investments by the Funds in such participations will not exceed 5%
of the value of the Funds' total assets.

         Derivative Securities

         The  Corporate  Bond,  Short-Intermediate  U.S.  Government  Income and
Strategic Income Funds may invest in various  instruments that may be considered
"derivatives," including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. These Funds may also hold derivative instruments that have interest rates that re-set inversely to changing current market rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. These instruments represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. The embedded option features of other derivative instruments could limit the amount of appreciation a Fund can realize on its investment, could cause a Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these structured and derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a structured or derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. As new types of derivative securities are developed and offered to investors, the advisor will, consistent with the Funds' investment objective, policies and quality standards, consider making investments in such new types of derivative securities.

         Floating- and Variable-Rate Obligations

         The Funds may purchase floating- and variable-rate obligations, demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit the Funds to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Funds, as lender, and the borrower. The interest rates on these notes may fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.
Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Fund may invest in obligations which are not so rated only if Wells Fargo Bank determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. Wells Fargo Bank, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. No Fund will invest more than 15% (10% for the U.S. Government Income and Variable Rate Government
Funds) of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.

         Foreign Obligations

         Each  Fund  may  invest  up to  25%  of  its  assets  in  high-quality, short-term debt obligations of foreign branches of U.S. banks,  U.S. branches of foreign banks and short-term debt obligations of foreign  governmental  agencies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations  involve certain  considerations  that are not typically  associated with  investing in domestic  obligations.  There may be less publicly  available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not subject to the same  uniform  accounting,  auditing  and  financial
reporting  standards  or  governmental   supervision  as  domestic  issuers.  In
addition,  with respect to certain foreign  countries,  taxes may be withheld at the source under foreign tax laws, and there is a possibility  of  expropriation
or  confiscatory  taxation,   political  or  social  instability  or  diplomatic
developments  that could adversely affect  investments in, the liquidity of, and the ability to enforce  contractual  obligations with respect to,  securities of issuers located in those countries.

         Investment in foreign obligations  involve certain  considerations that are not typically associated with investing in domestic  obligations.  There may be less  publicly  available  information  about a foreign  issuer  than about a domestic  issuer.  Foreign  issuers  also are not  generally  subject to uniform
accounting,   auditing  and  financial   reporting   standards  or  governmental
supervision  comparable to those  applicable to domestic  issuers.  In addition, with respect to certain foreign  countries,  taxes may be withheld at the source under foreign income tax laws, and there is a possibility  of  expropriation  or
confiscatory   taxation,   political  or  social   instability   or   diplomatic
developments  that could adversely affect  investments in, the liquidity of, and the ability to enforce  contractual  obligations with respect to,  securities of issuers located in those countries.

         Foreign Securities

         The Corporate Bond and Strategic Income Funds may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within a Fund from the perspective of U.S. investors. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains to be distributed to shareholders by a Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

         Investments in foreign  securities also involve certain inherent risks, such as political or economic instability of the issuer or the country of issue, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls.  Such securities may also be subject to greater fluctuations  in price than  securities of domestic  corporations.  In addition, there may be less publicly  available  information  about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting,  auditing and  financial  reporting  standards  comparable  to those applicable to domestic companies.  Investments in foreign securities and forward contracts may also be subject to withholding  and other taxes imposed by foreign governments.  With  respect  to  certain  foreign  countries,  there  is  also a
possibility  of   expropriation   or   confiscatory   taxation,   or  diplomatic
developments which could affect investments in those countries.

         Forward Commitment, When-Issued and Delayed-Delivery Transactions

   The Funds may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transaction normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although each Fund will generally purchase securities with the intention of acquiring them, a Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the advisor.

         The Funds  will  establish  a  segregated  account  in which  they will
maintain  cash,  U.S.   Government   obligations  or  other   high-quality  debt
instruments in an amount at least equal in value to each such Fund's commitments to purchase  when-issued  securities.  If the value of these assets declines,  a
Fund will place additional liquid assets in the account on a daily basis so that the  value  of the  assets  in the  account  is  equal  to the  amount  of  such commitments.

         Forward Currency Exchange Contracts

         The Corporate Bond and Strategic Income Funds may enter into forward currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Funds from adverse changes in the relationship between currencies or to enhance income. A forward contract is an obligation to buy or sell a specific currency for an agreed price at a future date which is individually negotiated and is privately traded by currency traders and their customers. The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

         Illiquid Securities

   The Funds may invest in securities not registered under the 1933 Act and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. Each Fund may invest up to 15% (10% for the U.S. Government Income and Variable Rate
   Government Funds) of its net assets in illiquid securities.

         Loans of Portfolio Securities

         Each Fund may lend its portfolio securities pursuant to guidelines approved by the Board of Trustees of the Trust to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940
Act.

          A Fund will earn  income  for  lending  its  securities  because  cash collateral  pursuant to these loans will be invested  subject to the  investment objectives,  principal  investment  strategies  and  policies  of the  Fund.  In
connection  with  lending  securities,   a  Fund  may  pay  reasonable  finders,
administrative  and custodial fees. Loans of securities  involve a risk that the borrower  may fail to return the  securities  or may fail to provide  additional collateral.  In either  case,  a Fund  could  experience  delays  in  recovering securities  or  collateral  or could lose all or part of the value of the loaned
securities.   Although  voting  rights,  or  rights  to  consent,  attendant  to securities  on loan pass to the  borrower,  such loans may be called at any time and will be called so that the  securities  may be voted by a Fund if a material event  affecting  the  investment  is to occur.  A Fund may pay a portion of the interest  or fees  earned from  securities  lending to a borrower or  securities lending agent.

         Mortgage-Related Securities

         The  Funds  may  invest  in   mortgage-related   securities.   Mortgage
pass-through  securities  are  securities  representing  interests in "pools" of mortgages in which payments of both interest and principal on the securities are made  monthly,  in  effect  "passing  through"  monthly  payments  made  by  the individual  borrowers  on the  residential  mortgage  loans which  underlie  the securities (net of fees paid to the issuer or guarantor of the securities).  The stated  maturities of  pass-through  obligations may be shortened by unscheduled prepayments  of  principal on the  underlying  mortgages.  Therefore,  it is not possible to predict accurately the average maturity of a particular pass-through obligation. Variations in the maturities of pass-through obligations will affect the yield of the Fund.  Early  repayment of  principal on mortgage  pass-through securities  (arising from prepayments of principal due to sale of the underlying property,  refinancing,  or  foreclosure,  net of fees and  costs  which  may be incurred)  may  expose a Fund to a lower  rate of return  upon  reinvestment  of principal.  Also, if a security  subject to prepayment  has been  purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other  fixed-income  securities,  when  interest  rates  rise,  the  value  of a mortgage-related  security generally will decline;  however, when interest rates decline,  the value of mortgage-related  securities with prepayment features may not increase as much as other fixed-income securities.  Payment of principal and interest on some mortgage  pass-through  securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the
U.S.  Government  or its agencies or  instrumentalities.  Mortgage  pass-through securities created by non- government issuers (such as commercial banks, savings and loan institutions,  private mortgage insurance  companies,  mortgage bankers and other  secondary  market  issuers)  may be  supported  by  various  forms of insurance or  guarantees,  including  individual  loan,  title,  pool and hazard insurance,  and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

   The  Funds  may also  invest  in  investment  grade  Collateralized  Mortgage
   Obligations ("CMOs").  CMOs may be collateralized by whole mortgage loans but are more  typically  collateralized  by portfolios  of mortgage  pass-through
   securities   guaranteed  by  the  Government  National  Mortgage  Association
   ("GNMA"),  the Federal Home Loan  Mortgage  Corporation  ("FHLMC") or Federal
   National  Mortgage  Association  ("FNMA").  CMOs are structured into multiple classes,  with each class bearing a different  stated  maturity.  Payments of principal, including prepayments, are first returned to investors holding the shortest  maturity  class;  investors  holding  the longer  maturity  classes receive  principal only after the first class has been retired.  As new types of  mortgage-related  securities are developed and offered to investors,  the
   Advisor will, consistent with the Fund's investment  objective,  policies and
   quality  standards,   consider  making  investments  in  such  new  types  of
   mortgage-related securities.

         Adjustable  Rate  Mortgages   ("ARMs")  and   Collateralized   Mortgage
Obligations  ("CMOs").   The  Corporate  Bond  Fund,   Short-Intermediate   U.S.
Government  Income Fund,  Strategic Income Fund and the Variable Rate Government
Fund each may  invest  in ARMs  issued or  guaranteed  by the GNMA,  FNMA or the
FHLMC.  The full and timely  payment of  principal  and interest on GNMA ARMs is guaranteed  by GNMA  and  backed  by the  full  faith  and  credit  of the  U.S.
Government.  FNMA also  guarantees  full and timely payment of both interest and principal,  while  FHLMC  guarantees  full and timely  payment of  interest  and ultimate  payment of  principal.  FNMA and FHLMC ARMs are not backed by the full faith and  credit of the  United  States.  However,  because  FNMA and FHLMC are government-sponsored  enterprises,  these securities are generally considered to be high  quality  investments  that present  minimal  credit  risks.  The yields provided by these ARMs have  historically  exceeded the yields on other types of
U.S. Government securities with comparable maturities,  although there can be no assurance that this historical performance will continue.

         The mortgages underlying ARMs guaranteed by GNMA are typically insured or guaranteed by the Federal Housing Administration, the Veterans Administration or the Farmers Home Administration, while those underlying ARMs issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards.

         In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specified coupon rate and has a stated maturity or final distribution date. The principal and interest payment on the underlying mortgages may be allocated among the classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full. One or more classes of CMOs may have coupon rates that reset periodically based on an index, such as the London Interbank Offered Rate
("LIBOR").

         The interest rates on the mortgages underlying the ARMs and some of the CMOs in which the Short-Intermediate Government Income and Variable Rate
Government Funds may invest generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined interest rate index. There are two main categories of indices:
those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost-of-funds index or a moving average of mortgage rates.
Commonly  utilized indices include the one-year and five-year  constant maturity
Treasury note rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month, three-month, six-month or one-year LIBOR, a published prime rate or commercial paper rates. Certain of these indices follow overall market interest rates more closely than others.

         Adjustable rate mortgages, a common form of residential financing, generally have a specified maturity date. Most provide for amortization of principal in a manner similar to fixed-rate mortgages, but have interest rates that change in response to changes in a specified interest rate index. The rate of interest due on such a mortgage is calculated by adding an agreed-upon
"margin" to the specified index, although there generally are limitations or "caps" on interest rate movements in any given period or over the life of the mortgage. To the extent that the interest rates on adjustable rate mortgages cannot be adjusted in response to interest rate changes because of interest rate caps, the ARMs or CMOs backed by such mortgages are likely to respond to changes in market rates more like fixed rate securities. In other words, interest rate increases in excess of such caps can be expected to cause CMOs or ARMs backed by mortgages that have such caps to decline in value to a greater extent than would be the case in the absence of such caps. Conversely, interest rate decreases below interest rate floors can be expected to cause the CMOs or ARMs backed by mortgages that have such floors to increase in value to a greater extent than would be the case in the absence of such floors.

         These adjustable rate features should reduce, but will not eliminate, price fluctuations in such securities, particularly when market interest rates fluctuate. Since the interest rates on mortgages typically are reset at most annually and generally are subject to caps, it can be expected that the prices of ARMs and CMOs backed by such mortgages will fluctuate to the extent prevailing market interest rates are not reflected in the interest rates payable on the underlying ARMs. In this regard, the net asset value of a Funds' shares could fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during interim periods between interest rate reset dates. Accordingly, investors could experience some principal loss or less gain than might otherwise be achieved if they redeem their shares of a Fund or if the Funds sells these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates.

         The holder of ARMs and certain CMOs receives not only monthly scheduled payments of principal and interest, but also may receive unscheduled principal payments representing prepayments on the underlying mortgages. Changes in market interest rates and interest rate indexes can affect these prepayment rates, thereby shortening or lengthening their duration, the holder therefore, may have to reinvest the periodic payments and any unscheduled prepayments of principal it receives at a rate of interest which is lower than the rate on the ARMs and CMOs held by it.

         CMOs backed by fixed rate mortgages share many of the rate, duration and investment risks described above because of their contractual and investment features and because of factors such as the prepayment rates on the underlying fixed rate mortgages.

         The Funds will not invest in CMOs that, at the time of purchase, are "high-risk mortgage securities" as defined in the then current Federal Financial
Institutions  Examination  Council  Supervisory  Policy  Statement on Securities
Activities (the "FFIEC Policy Statement").  Under the FFIEC Policy Statement,  a
CMO  qualifies  as a "high-risk  mortgage  security" if it meets an Average Life
Test, an Average Life Sensitivity Test, or a Price Sensitivity Test. A CMO meets the Average Life Test if it has an expected weighted average life greater than 10 years. A CMO meets the Average Life Sensitivity Test if the expected weighted average life of the CMO either (i) extends by more than 4 years, assuming an immediate and sustained parallel shift in the yield curve of plus 300 basis points, or (ii) shortens by more than 6 years, assuming an immediate and sustained parallel shift in the yield curve of minus 300 basis points. A CMO meets the Price Sensitivity Test if an immediate and sustained parallel shift in the yield curve of plus or minus 300 basis points would result in an estimated change in the price of the CMO of more than 17 percent. Under the FFIEC Policy
Statement, a CMO floating-rate debt class, i.e., a CMO the rate of which adjusts at least annually on a one-for-one basis with a conventional, widely used market interest rate index (such as the London Interbank Offered Rate), will not be subject to the Average Life and Average Life Sensitivity Tests if it bears a rate that is below the contractual cap on the instrument.

         Mortgage  Participation  Certificates.  The U.S. Government Income Fund
also  may  invest  in  the  following  types  of  FHLMC  mortgage   pass-through
securities. FHLMC issues two types of mortgage pass-through securities: mortgage
participation   certificates   ("PCs")  and  guaranteed  mortgage   certificates
("GMCs").  PCs resemble GNMA  certificates in that each PC represents a pro rata share of all interest and  principal  payments  made and owed on the  underlying pool  of  mortgages.  GMCs  also  represent  a pro  rata  interest  in a pool of mortgages.  These  instruments,  however,  pay interest  semiannually and return
principal  once  a  year  in  guaranteed   minimum   payments.   These  mortgage
pass-through  securities differ from bonds in that principal is paid back by the borrower  over the  length of the loan  rather  than  returned  in a lump sum at maturity.  They are called  "pass-through"  securities because both interest and principal payments,  including prepayments,  are passed through to the holder of the security.

         The payment of principal on the underlying mortgages may exceed the minimum required by the schedule of payments for the mortgages. Such prepayments are made at the option of the mortgagors for a wide variety of reasons reflecting their individual circumstances. For example, mortgagors may speed up the rate at which they prepay their mortgages when interest rates decline sufficiently to encourage refinancing. The Fund, when such prepayments are passed through to it, may be able to reinvest them only at a lower rate of interest. As a result, if the Fund purchases such securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if the Fund purchased such securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full. In choosing specific issues, Wells
Fargo Bank, as investment Advisor, will have made assumptions about the likely speed of prepayment. Actual experience may vary from this assumption resulting in a higher or lower investment return than anticipated.

         Other Investment Companies

         The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Under the 1940 Act, a Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's net assets with respect to any one investment company and (iii) 10% of such Fund's net assets in aggregate. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

         Stripped Securities

         The  Funds  may  purchase   Treasury   receipts  and  other  "stripped"
securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. The stripped securities  the Funds may purchase are issued by the U.S.  Government (or a U.S.
Government  agency or  instrumentality)  or by  private  issuers  such as banks, corporations and other institutions at a discount to their face value. The Funds will not purchase stripped  mortgage-backed  securities  ("SMBS").  The stripped securities  purchased by the Funds  generally are  structured to make a lump-sum payment at maturity and do not make periodic  payments of principal or interest.
Hence,  the  duration  of  these  securities  tends  to be  longer  and they are therefore more sensitive to interest rate fluctuations  than similar  securities that offer periodic payments over time. The stripped securities purchased by the
Funds are not subject to prepayment or extension risk.

         Temporary Investments

         The Funds may hold a certain portion of its assets in cash or short-term investments in order to maintain adequate liquidity for redemption requests or other cash management needs or for temporary defensive purposes during periods of unusual market volatility. The short-term investments that the Funds may purchase include, among other things, U.S. government obligations, shares of other mutual funds, repurchase agreements, obligations of domestic banks and short-term obligations of foreign banks, corporations and other entities. Some of these short-term investments are described below.

         Letters  of  Credit.   Certain  of  the  debt  obligations   (including
certificates   of   participation,   commercial   paper  and  other   short-term
obligations)  which the Funds may purchase may be backed by an unconditional and irrevocable  letter  of  credit  of a bank,  savings  and  loan  association  or insurance  company  which  assumes the  obligation  for payment of principal and interest  in the event of default by the issuer.  Only  banks,  savings and loan associations and insurance  companies which, in the opinion of Wells Fargo Bank, are of comparable quality to issuers of other permitted investments of such Fund may be used for letter of credit-backed investments.

         Repurchase Agreements. Each Fund may enter into repurchase agreements, wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. All repurchase agreements will be fully collateralized at 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Funds' disposition of the security may be delayed or limited.

         A Fund may not enter into a  repurchase  agreement  with a maturity  of more  than  seven  days,  if,  as a  result,  more  than  15%  (10% for the U.S.
Government  Income and Variable  Rate  Government  Funds) of the market value of such Fund's total net assets  would be invested in  repurchase  agreements  with
maturities  of  more  than  seven  days,   restricted  securities  and  illiquid
securities.  A Fund will only  enter into  repurchase  agreements  with  primary broker/dealers  and  commercial  banks that meet  guidelines  established by the
Board of Directors and that are not affiliated with the investment advisor.  The
Funds may participate in pooled  repurchase  agreement  transactions  with other funds advised by Wells Fargo Bank.

         Borrowing and Reverse Repurchase Agreements

         The Corporate Bond and Strategic Income Funds intend to limit their borrowings (including reverse repurchase agreements) during the current fiscal year to not more than 10% of net assets. At the time a Fund enters into a reverse repurchase agreement (an agreement under which a Fund sells their portfolio securities and agrees to repurchase them at an agreed-upon date and price), it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest)and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the price at which the Funds are obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

         Lower Rated Securities

         The Corporate Bond and Strategic Income Funds may invest up to 100% of its net assets in non-investment grade bonds. These are commonly known as "junk bonds." Their default and other risks are greater than those of higher rated securities. You should carefully consider these risks before investing in a Fund.

         Various investment services publish ratings of some of the types of securities in which the Fund may invest. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower Moody's Investors Service, Inc. ("Moody's) or BB or lower by Standard &
Poor's Ratings Group ("S&P"), or from unrated securities deemed by advisors to be of comparable quality. These ratings represent the opinions of the rating services with respect to the issuer's ability to pay interest and repay principal. They do not purport to reflect the risk of fluctuations in market value and are not absolute standards of quality. These ratings will be considered in connection with the investment of the Fund's assets but will not be a determining or limiting factor.

         The Funds may invest in securities regardless of their rating or in securities that are unrated, including up to 5% of their assets in securities that are in default at the time of purchase. As an operating policy, however, the Funds will generally invest in securities that are rated at least Caa by Moody's or CCC by S&P, except for defaulted securities as noted below, or that are unrated but of comparable quality as determined by the Advisor. Unrated debt securities are not necessarily of lower quality than rated securities but they may not be attractive to as many buyers.

         The Funds may also buy debt securities of issuers that are not currently paying interest, as well as issuers who are in default, and may keep an issue that has defaulted. The Funds will buy defaulted debt securities if, in the opinion of advisors, they may present an opportunity for later price recovery, the issuer may resume interest payments, or other advantageous developments appear likely in the near future. In general, securities that default lose much of their value before the actual default so that the security, and thus the net asset value of the Funds would be impacted before the default.
Defaulted debt securities may be illiquid and, as such, will be part of the 15% limit discussed under "Illiquid Investments."

         If the rating on an issue held in a Fund's portfolio is changed by the rating service or the security goes into default, this event will be considered by the Fund in its evaluation of the overall investment merits of that security but will not generally result in an automatic sale of the security.

         Rather than relying principally on the ratings assigned by rating services, the investment analysis of securities being considered for the Income
Fund's portfolio may also include, among other things, consideration of relative values based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, earnings prospects, the experience and managerial strength of the issuer, responsiveness to changes in interest rates and business conditions, debt maturity schedules and borrowing requirements, and the issuer's changing financial condition and the public recognition of such change.

         Certain of the high yielding, fixed-income securities in which the Funds may invest may be purchased at a discount. When held to maturity or retired, these securities may include an element of capital gain. Capital losses may be realized when securities purchased at a premium, that is, in excess of their stated or par value, are held to maturity or are called or redeemed at a price lower than their purchase price. Capital gains or losses also may be realized upon the sale of securities.

         Convertible Securities

         The Corporate Bond and Strategic Income Funds may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different user. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rats as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

         A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security but, if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank.

         The issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

         While the Strategic Income Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time.
In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

         Unrated Investments

         The Funds may purchase instruments that are not rated if, in the opinion of Wells Fargo Bank, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by such Fund. To the extent the ratings given by Moody's Investors Service, Inc. ("Moody's") or Standard and
Poor's Ratings Group ("S&P") may change as a result of changes in such organizations or their rating systems, each Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's and S&P are more fully described in the Appendix.

         U.S. Government Obligations

         The Funds may invest in  obligations  issued or  guaranteed by the U.S.
Government,  its agencies or instrumentalities ("U.S. Government  Obligations").
Payment of principal  and  interest on U.S.  Government  Obligations  (i) may be backed by the full faith and credit of the United States (as with U.S.  Treasury bills and GNMA  certificates)  or (ii) may be backed  solely by the  issuing  or guaranteeing  agency or  instrumentality  itself  (as with FNMA  notes).  In the latter case  investors must look  principally  to the agency or  instrumentality issuing or guaranteeing the obligation for ultimate  repayment,  which agency or instrumentality  may be privately owned. There can be no assurance that the U.S.
Government will provide financial  support to its agencies or  instrumentalities where it is not obligated to do so. In addition, U.S. Government Obligations are subject to  fluctuations  in market value due to fluctuations in market interest rates.  As a general  matter,  the  value of debt  instruments,  including  U.S.
Government  Obligations,  declines when market interest rates increase and rises
when  market  interest  rates  decrease.   Certain  types  of  U.S.   Government
Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

         Nationally Recognized Statistical Ratings Organizations

         The ratings of Moody's,  S&P,  Division of McGraw  Hill,  Duff & Phelps
Credit Rating Co., Fitch  Investors  Service,  Inc.  Thomson Bank Watch and IBCA
Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Intermediate Bond Fund, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Advisor will consider such an event in determining whether the Fund involved should continue to hold the obligation.

         The payment of principal and interest on debt securities purchased by the Fund depends upon the ability of the issuers to meet their obligations. An issuer's obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or, in the case of governmental entities, upon the ability of such entities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest and principal of its debt securities may be materially adversely affected by litigation or other conditions. Further, it should also be, noted with respect to all municipal obligations issued after August 15, 1986 (August 31, 1986 in the case of certain bonds), the issuer must comply with certain rules formerly applicable only to "industrial development bonds" which, if the issuer fails to observe them, could cause interest on the municipal obligations to become taxable retroactive to the date of issue.


                       INVESTMENT BY FEDERAL CREDIT UNIONS
                      IN THE VARIABLE RATE GOVERNMENT FUND

         The Variable Rate Government Fund will invest only in investments  that are  permissible for federal credit unions under the regulations of the National
Credit Union Administration  ("NCUA").  Federal credit unions may invest in CMOs that do constitute  "high-risk  mortgage  securities"  for purposes of the FFIEC
Policy  Statement.  The Fund will enter into  repurchase  transactions  and cash
forward  agreements  (i.e.,   "when-issued"   securities)  only  to  the  extent
permissible  for federal credit unions.  Specifically,  the Fund will enter into repurchase  transactions  only where the purchase price of the security obtained in the  transaction  will be at or below the market  price and  either:  (1) the repurchase  transaction  will be with another  financial  institution or (2) the
Fund  will  take  physical   possession  of  the  security  or  receive  written
confirmation of the purchase and a custodial or safekeeping receipt from a third party under a written bailment for hire contract, or be recorded as the owner of the security through the Federal Reserve  Book-Entry  System.  In addition,  the
Fund will enter into a cash forward agreement to purchase a security only where:
(1) the period  from the trade date to the  settlement  date does not exceed 120 days; (2) the Fund has written cash flow  projections  evidencing its ability to purchase the security;  and (3) the cash forward  agreement is settled on a cash basis at the settlement date.


                                  RISK FACTORS

         Investments  in a Fund are not bank  deposits or  obligations  of Wells
Fargo Bank, are not insured by the FDIC and are not insured against loss of principal. When the value of the securities that a Fund owns declines, so does the value of your Fund shares. You should be prepared to accept some risk with the money you invest in a Fund.

         The portfolio debt instruments of a Fund may be subject to credit risk.
Credit risk is the risk that the issuers of securities in which a Fund invests may default in the payment of principal and/or interest. Interest rate risk is the risk that increases in market interest rates may adversely affect the value of the debt instruments in which a Fund invests and hence the value of your investment in a Fund.

         The market value of a Fund's investments in fixed-income securities will change in response to various factors, such as changes in market interest rates and the relative financial strength of an issuer. During periods of falling interest rates, the value of fixed-income securities generally rises.
Conversely, during periods of rising interest rates, the value of such securities generally declines. Debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater price fluctuation than obligations with shorter maturities. Fluctuations in the market value of fixed-income securities can be reduced, but not eliminated, by variable rate or floating rate features. In addition, some of the asset-backed securities in which the Funds invest are subject to extension risk. This is the risk that when interest rates rise, prepayments of the underlying obligations slow, thereby lengthening the duration and potentially reducing the value of these securities.

         Although some of the Funds' portfolio securities are guaranteed by the U.S. Government, its agencies or instrumentalities, such securities are subject to interest rate risk and the market value of these securities, upon which the Funds' daily net asset value are based, will fluctuate. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

         Although GNMA  securities are  guaranteed by the U.S.  Government as to timely  payment of principal  and interest and ARMs are  guaranteed  by the U.S.
Government,  its agencies or instrumentalities  (including  government-sponsored enterprises as noted above),  the market value of these  securities,  upon which the Funds' daily net asset value is based, will fluctuate. The Funds are subject to  interest-rate  risk,  that is, the risk that increases in interest rates may adversely  affect the value of the  securities  in which the Funds  invest,  and hence the value of your investment in the Funds.  The value of the securities in which a Fund invests  generally  changes inversely to changes in interest rates.
However,  the adjustable-rate  feature of the mortgages  underlying the ARMs and the CMOs in which a Fund may invest should reduce, but will not eliminate, price
fluctuations  in  such  securities,   particularly  during  periods  of  extreme
fluctuations in market interest rates.

         The full and timely payment of principal and interest on GNMA ARMs is guaranteed by GNMA and backed by the full faith and credit of the U.S.
Government. FNMA also guarantees full and timely payment of both interest and principal, while FHLMC guarantees full and timely payment of interest and ultimate payment of principal. FNMA and FHLMC ARMs are not backed by the full faith and credit of the U.S. Government. However, because FNMA and FHLMC are government-sponsored enterprises, these securities are considered by some investors to be high-quality investments that present minimal credit risks. The yields provided by these ARMs have historically exceeded the yields on other types of U.S. Government securities with comparable maturities. Of course, there can be no assurance that this historical performance will continue or that either Fund, which are diversified funds, will meet its investment objective.

         Moreover, no assurance can be given that the U.S. Government would supply financial support to U.S. Government-sponsored enterprises such as FNMA and FHLMC in the event of a default in payment on the underlying mortgages which the government- sponsored enterprise is unable to make good. Principal on the mortgages underlying the mortgage pass-through securities in which the Funds may invest may be prepaid in advance of maturity. Such prepayments tend to increase when interest rates decline and may present a Fund with more principal to invest at lower rates. The converse also tends to be the case.

         S&P and Moody's assign ratings based upon their judgment of the risk of default (i.e., the risk that the issuer or guarantor may default in the payment of principal and/or interest) of the securities underlying the CMOs. However, investors should understand that most of the risk of these securities comes from interest-rate risk (i.e., the risk that market interest rates may adversely affect the value of the securities in which a Fund invests) and not from the risk of default. CMOs may have significantly greater interest rate risk than traditional government securities with identical ratings. The adjustable-rate portions of CMOs have significantly less interest rate risk.

   The Funds may invest in illiquid securities which may include certain restricted securities. Illiquid securities may be difficult to sell promptly at an acceptable price. Certain restricted securities may be subject to legal restrictions on resale. Delay or difficulty in selling securities may result in a loss or be costly to a Fund.

         Wells Fargo Bank may use certain derivative investments or techniques, such as investments in floating- and variable-rate instruments, structured notes and certain U.S. Government obligations, to adjust the risk and return characteristics of a Fund's portfolio. Derivatives are financial instruments whose value is derived, at least in part, from the price of another security or a specified asset, index or rate. Some derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value due to their structure or contract terms. If Wells Fargo Bank judges market conditions incorrectly, the use of certain derivatives could result in a loss, regardless of Wells Fargo Bank's intent in using the derivatives.

         The Funds  may  invest up to 25% of their  assets  in  "Yankee  Bonds."
Yankee Bonds are U.S.  dollar-denominated debt obligations issued in the U.S. by foreign banks and  corporations.  Such investments may involve special risks and considerations not typically associated with investing in U.S. companies.  These include differences in accounting,  auditing and financial reporting  standards;
generally  higher  commission  rates  on  foreign  portfolio  transactions;  the possibility of nationalization,  expropriation or confiscatory taxation; adverse changes in  investment  or  exchange  control  regulations  (which  may  include suspension of the ability to transfer  currency  from a country);  and political
instability   which  could  affect  U.S.   investments  in  foreign   countries.
Additionally,  dispositions  of foreign  securities  and  dividends and interest payable  on  those  securities  may  be  subject  to  foreign  taxes,  including withholding taxes. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. A
Fund's   investments  may  be  affected  either   unfavorably  or  favorably  by
fluctuations  in the  relative  rates of  exchange  between  the  currencies  of different nations,  by exchange control  regulations and by indigenous  economic and political developments.

         Concentration. As market conditions change, it is conceivable that all of the assets of the Strategic Income Fund could be invested in common stocks or, conversely, in debt securities. It is a fundamental policy of the Fund that concentration of investment in a single industry may not exceed 25% of the Fund's total assets.

         High Yielding, Fixed-Income Securities. Because of the Corporate Bond and Strategic Income Funds' policy of investing in higher yielding, higher risk securities, an investment in a Fund is accompanied by a higher degree of risk than is present with an investment in higher rated, lower yielding securities.
Accordingly, an investment in a Fund should not be considered a complete investment program and should be carefully evaluated for its appropriateness in light of your overall investment needs and goals. If you are on a fixed income or retired, you should also consider the increased risk of loss to principal that is present with an investment in higher risk securities such as those in which the Funds invest.

         The market value of lower rated, fixed-income securities and unrated securities of comparable quality, commonly known as junk bonds, tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower rated securities also tend to be more sensitive to economic conditions than higher rated securities. These lower rated fixed-income securities are considered by the rating agencies, on balance, to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher rating categories. Even securities rated triple B by S&P or by Moody's, ratings which are considered investment grade, possess some speculative characteristics.

         Issuers of high yielding, fixed-income securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, the risk associated with acquiring the securities of these issuers is generally greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yielding securities may experience financial stress. During these periods, these issuers may not have sufficient cash flow to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because the securities are generally unsecured and are often subordinated to other creditors of the issuer. Current prices for defaulted bonds are generally significantly lower than their purchase price, and a Fund may have unrealized losses on defaulted securities that are reflected in the price of a Fund's shares. In general, securities that default lose much of their value in the time period before the actual default so that the Fund's net assets are impacted prior to the default. The Funds may retain an issue that has defaulted because the issue may present an opportunity for subsequent price recovery.

         High yielding, fixed-income securities frequently have call or buy-back features that permit an issuer to call or repurchase the securities from a Fund.
Although these securities are typically not callable for a period from three to five years after their issuance, if a call was exercised by the issuer during periods of declining interest rates, Advisors may find it necessary to replace the securities with lower yielding securities, which could result in less net investment income to a Fund. The premature disposition of a high yielding security due to a call or buy-back feature, the deterioration of the issuer's creditworthiness, or a default may also make it more difficult for a Fund to manage the timing of its receipt of income, which may have tax implications. A
Fund may be required under the Code and U.S. Treasury regulations to accrue income for income tax purposes on any defaulted obligations and to distribute the income to the Fund's shareholders even though the Fund is not currently receiving interest or principal payments on these obligations. In order to generate cash to satisfy any or all of these distribution requirements, a Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of the Fund shares.

         The Corporate Bond and Strategic Income Funds may have difficulty disposing of certain high yielding securities because there may be a thin trading market for a particular security at any given time. The market for lower rated, fixed-income securities generally tends to be concentrated among a smaller number of dealers than is the case for securities that trade in a broader secondary retail market. Generally, buyers of these securities are predominantly dealers and other institutional buyers, rather than individuals.
To the extent the secondary trading market for a particular high yielding, fixed-income security does exist, it is generally not as liquid as the secondary market for higher rated securities. Reduced liquidity in the secondary market may have an adverse impact on market price and the Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio.
Current values for these high yield issues are obtained from pricing services and/or a limited number of dealers and may be based upon factors other that actual sales.

         The Corporate Bond and Strategic Income Funds are authorized to acquire high yielding, fixed-income securities that are sold without registration under the federal securities laws and therefore carry restrictions on resale. While many high yielding securities have been sold with registration rights, covenants and penalty provisions for delayed registration, if a Fund is required to sell restricted securities before the securities have been registered, it may be deemed an underwriter of the securities under the 1933 Act, which entails special responsibilities and liabilities. The Funds may incur special costs in disposing of restricted securities; however, the Funds will generally incur no costs when the issuer is responsible for registering the securities.

         The  Corporate  Bond  and  Strategic  Income  Funds  may  acquire  high
yielding,   fixed-income  securities  during  an  initial  underwriting.   These
securities  involve special risks because they are new issues.  The advisor will carefully review their credit and other characteristics.

         The high  yield  securities  market is  relatively  new and much of its growth prior to 1990  paralleled a long economic  expansion.  The recession that began in 1990  disrupted the market for high yielding  securities  and adversely affected the value of outstanding  securities and the ability of issuers of such securities  to  meet  their  obligations.  Although  the  economy  has  improved considerably and high yielding securities have performed more consistently since that time, there is no assurance that the adverse effects previously experienced will not reoccur. For example, the highly publicized defaults of some high yield issuers  during 1989 and 1990 and  concerns  regarding a sluggish  economy  that continued into 1993,  depressed the prices for many of these  securities.  While market prices may be temporarily  depressed due to these  factors,  the ultimate price of any security will generally  reflect the true operating  results of the issuer. Factors adversely impacting the market value of high yielding securities will  adversely  impact a Fund's NAV. In addition,  a Fund may incur  additional expenses  to the extent it is required  to seek  recovery  upon a default in the payment of principal or interest on its portfolio holdings.  Each Fund will rely
on  the  advisors'   judgment,   analysis  and   experience  in  evaluating  the
creditworthiness  of an issuer.  In this evaluation,  the advisor will take into consideration,  among  other  things,  the  issuer's  financial  resources,  its sensitivity  to economic  conditions  and trends,  its  operating  history,  the quality of the issuer's management and regulatory matters.

         There is, of course, no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products.


                                   MANAGEMENT

         The  following   information   supplements,   and  should  be  read  in
conjunction  with,  the section in the  Prospectus  entitled  "Organization  and
Management of the Funds." The principal  occupations  during the past five years of the  Directors  and  principal  executive  Officer of the  Company are listed below. The address of each,  unless otherwise  indicated,  is 111 Center Street,
Little Rock, Arkansas 72201.  Directors deemed to be "interested persons" of the
Company for purposes of the 1940 Act are indicated by an asterisk.

                                                                  Principal Occupations
Name, Age and Address                         Position            During Past 5 Years
---------------------                         --------            -------------------

Jack S. Euphrat, 75                           Director            Private Investor.
415 Walsh Road
Atherton, CA 94027

*R. Greg Feltus, 46                           Director,           Executive Vice President of Stephens Inc.;
                                              Chairman and        President of Stephens Insurance Services Inc.;
                                              President           Senior Vice President of Stephens Sports
                                                                  Management Inc.; and President of Investor
                                                                  Brokerage Insurance Inc.

Thomas S. Goho, 55                            Director            Associate Professor of Finance of the School of
321 Beechcliff Court                                              Business and Accounting at Wake Forest University
Winston-Salem, NC  27104                                          since 1982.

Peter G. Gordon, 54                           Director            Chairman and Co-Founder of Crystal Geyser Water
Crystal Geyser Water Co.                                          Company and President of Crystal Geyser Roxane
55 Francisco Street                                               Water Company since 1977.
San Francisco, CA  94133

Joseph N. Hankin, 57                          Director            President of Westchester Community College since
75 Grasslands Road                                                1971; Adjunct Professor of Columbia University
Valhalla, NY  10595                                               Teachers College since 1976.

*W. Rodney Hughes, 71                         Director            Private Investor.
31 Dellwood Court
San Rafael, CA 94901

*J. Tucker Morse, 53                          Director            Private Investor; Chairman of Home Account
4 Beaufain Street                                                 Network, Inc. Real Estate Developer; Chairman of
Charleston, SC 29401                                              Renaissance Properties Ltd.; President of  Morse
                                                                  Investment Corporation; and Co-Managing Partner of
                                                                  Main Street Ventures.

Richard H. Blank, Jr., 41                     Chief Operating     Vice President of Stephens Inc.; Director of
                                              Officer,            Stephens Sports Management Inc.; and Director of
                                              Secretary and       Capo Inc.
                                              Treasurer



                               Compensation Table
                          12-Month Ended June 30, 1999

                                                                                        Total Compensation
                                           Aggregate Compensation                         from Registrant
      Name and Position                       from Registrant                      and Wells Fargo Fund Complex

       Jack S. Euphrat                            $15,850                                     $20,750
          Director

       R. Greg Feltus                             $  0                                        $  0
          Director

       Thomas S. Goho                             $15,850                                     $20,750
          Director

       Peter G. Gordon                            $15,850                                     $20,750
          Director

      Joseph N. Hankin                            $15,350                                     $19,750
          Director

      W. Rodney Hughes                            $15,350                                     $19,750
          Director

       J. Tucker Morse                            $15,350                                     $19,750
          Director


   Directors of the Company are  compensated  annually by the Company and by all the  registrants in each fund complex they serve as indicated  above and also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings.  The  Company,  Stagecoach  Trust  and  Life &  Annuity  Trust  are
   considered  to be members of the same fund complex as such term is defined in
   Form N-1A  under the 1940 Act (the  "Wells  Fargo  Fund  Complex").  Barclays
   Global Investors Funds, Inc. and Master Investment  Portfolio together form a separate  fund complex (the "BGFA Fund  Complex").  Each of the Directors and
   Officers of the Company  serves in the  identical  capacity as directors  and
   officers  or  as  trustees  and/or  officers  of  each  registered   open-end
   management  investment company in both the Wells Fargo and BGFA Fund Complex, except  for  Joseph  N.  Hankin  and  Peter G.  Gordon,  who only  serve  the aforementioned  members of the Wells Fargo Fund  Complex.  The  Directors are
   compensated  by other  companies  and trusts  within a fund complex for their services as  directors/trustees  to such companies and trusts.  Currently the
   Directors  do not receive any  retirement  benefits or deferred  compensation from the Company or any other member of each fund complex.

         As of the date of this SAI, Directors and Officers of the Company as a group beneficially owned less than 1% of the outstanding shares of the Company.

         Investment  Advisor.  Wells  Fargo Bank  provides  investment  advisory services  to the Funds.  As  investment  advisor,  Wells  Fargo  Bank  furnishes investment  guidance and policy direction in connection with the daily portfolio management of the Funds.  Wells Fargo Bank  furnishes to the Company's  Board of
Directors  periodic  reports on the investment  strategy and performance of each
Fund. Wells Fargo Bank provides the Funds with, among other things, money market security and fixed-income  research,  analysis and statistical and economic data
and  information   concerning  interest  rate  and  securities  markets  trends, portfolio composition, and credit conditions.

         As compensation for its advisory services, Well Fargo Bank is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

                                                                           Annual Rate
                         Fund                                     (as percentage of net assets)

         Corporate Bond                                                       0.50%
         Short-Intermediate U.S. Government                                   0.50%
         Strategic Income                                                     0.60%
         U.S. Government Income                                     0.50% up to $250 million
                                                                     0.40% next $250 million
                                                                     0.30% over $500 million
         Variable Rate Government                                             0.50%

         For the periods indicated below, the Funds paid to Wells Fargo Bank the following advisory fees and Wells Fargo Bank waived the indicated amounts:

                                                   Year Ended
                                                    6/30/99

                  Fund                     Fees Paid     Fees Waived
Corporate Bond                              $  23,084    $  53,704
Short-Intermediate U.S. Government          $459,093     $237,095
Strategic Income                            $  59,858    $147,160
U.S. Government Income                      $550,182     $568,098
Variable Rate Government                    $204,891     $479,326


                                                  Three-Month                                                 Six-Month
                                                  Period Ended                  Year-Ended                  Period Ended
                                                    6/30/98                       3/31/98                      3/31/97

                  Fund                     Fees Paid     Fees Waived     Fees Paid     Fees Waived    Fees Paid     Fees Waived
                  ----                     ---------     -----------     ---------     -----------    ---------     -----------
Corporate Bond                              $    2,427   $   5,498          N/A             N/A          N/A            N/A
Short-Intermediate U.S. Government          $  75,268    $  36,209      $   132,389     $309,195       $134,529      $121,235
Strategic Income                               N/A            N/A           N/A             N/A          N/A            N/A
U.S. Government Income*                     $225,452     $368,203       $   469,051     $      0         N/A            N/A
Variable Rate Government*                   $158,638     $315,545       $1,355,943      $294,181         N/A            N/A

------------------------
*Amounts shown are for the six-month  period ended June 30, 1998, the year ended
December 31, 1997, and the six-month period ended March 31, 1997,  respectively.
Prior to December 12, 1997, these amounts reflect fees paid by the corresponding
Overland predecessor portfolio.

         Short-Intermediate   U.S.  Government  Income  Fund.  For  the  periods
indicated  below, the  Short-Intermediate  U.S.  Government  Income Fund paid to
Wells  Fargo Bank the  following  advisory  fees and Wells Fargo Bank waived the indicated amounts:

                          Nine-Month
                         Period Ended                                 Year Ended
                           9/30/96                                     12/31/95
               Fees Paid             Fees Waived            Fees Paid            Fees Waived

                $213,467                  $0                 $56,387               $60,241


         U.S. Government Income Fund. As discussed herein under "Historical Fund
Information," on December 12, 1997 the Overland U.S. Government Income Fund was consolidated with and into the Fund. For financial reporting purposes, the Overland Fund is considered the accounting survivor of the Consolidation and the Fund has adopted the financial statements of the Overland Fund. Therefore, the information shown below concerning the dollar amount of advisory (and other) fees paid shows the dollar amount of fees paid by the Overland Fund. Prior to the Consolidation, Wells Fargo Bank served as the investment advisor to the Overland Fund and was entitled to receive a monthly fee at the annual rate of 0.50% of the Fund's average daily net assets.

         Variable Rate Government Fund. Wells Fargo Bank and Stephens have agreed to waive ten basis points (0.10%) of the fees charged to the Fund in connection with the settlement of certain litigation involving the Fund. Prior to the Consolidation, Wells Fargo Bank served as investment advisor to the Overland Fund and was entitled to receive a monthly fee at the annual rate of 0.50% of the Fund's average daily net assets. As discussed herein under "Historical Fund Information," on December 12, 1997 the Overland Variable Rate
Government Fund transferred its assets to a shell fund of the Company created for this purpose. For financial reporting purposes the Fund has adopted the financial statements of the Overland Fund. Therefore, the information shown below concerning the dollar amount of advisory (and other) fees paid shows the dollar amount of fees paid by the Overland Fund.

   For the periods  indicated  below,  the  predecessor  portfolios  to the U.S.
   Government Income and Variable Rate Government Funds paid to Wells Fargo Bank the following advisory fees and Wells Fargo Bank waived the indicated amounts:

                                                      Year Ended                        Year Ended
                                                       12/31/96                          12/31/95
                                                 Fees            Fees              Fees              Fees
                       Fund                      Paid           Waived             Paid             Waived

         U.S. Government Income             $   167,516          $  46,101     $  175,052         $ 13,667
         Variable Rate Government           $2,696,450           $   0         $3,561,101         $554,480


         General. Each Fund's Advisory Contract will continue in effect for more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Company's Board of Directors and (ii) by a majority of the Directors of the Company who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. A Fund's
Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

         Investment  Sub-Advisor.  Wells  Fargo Bank has engaged  Wells  Capital
Management ("WCM") to serve as Investment Sub-Advisor to each Fund. Subject to the direction of the Company's Board of Directors and the overall supervision and control of Wells Fargo Bank and the Company, WCM makes recommendations regarding the investment and reinvestment of the Funds' assets. WCM furnishes to Wells Fargo Bank periodic reports on the investment activity and performance of the Funds. WCM also furnishes such additional reports and information as Wells
Fargo Bank and the Company's Board of Directors and officers may reasonably request.

         As compensation for its sub-advisory services, WCM is entitled to receive a monthly fee equal to an annual rate of 0.15% of the first $400 million of the Funds' average daily net assets, 0.125% of the next $400 million of the Funds' net assets, and 0.10% of net assets over $800 million. WCM receives a minimum annual sub-advisory fee of $120,000 from each Fund. This minimum annual fee payable to WCM does not increase the advisory fee paid by each Fund to Wells
Fargo Bank.  These fees may be paid by Wells Fargo Bank or directly by the Fund.
If the sub-advisory fee is paid directly by the Fund, the compensation paid to Wells Fargo Bank for advisory fees will be reduced accordingly.

         Portfolio Managers.

         Mr. Graham Allen joined Wells Fargo Bank in January, 1998 and has been responsible, as a portfolio co-manager, for the day-to-day management of the Corporate Bond Fund since April 1998. Mr. Allen also has been responsible, as a portfolio co-manager, for the day-to-day management of the Strategic Income Fund since its commencement of operations in July, 1998. Prior to January, 1998, Mr.
Allen had  worked for  Bradford & Marzec,  Inc.  as an  International  Portfolio
Manager since August 1988, and he had worked for Heron Financial Corp. as a High
Yield Portfolio  Manager from June, 1985 to August,  1988.  Educated in England,
Mr. Allen is a Fellow Chartered Accountant, a recognized UK Accounting body.

     Ms.  Jacqueline  Flippin  joined Wells Fargo Bank in January,  1998 and has been responsible,  as a portfolio  co-manager,  for the day-to-day management of
the  Corporate  Bond  Fund  since  April,   1998.  Ms.  Flippin  also  has  been
responsible,  as a portfolio  co-manager,  for the day-to-day  management of the
Strategic  Income Fund since its  commencement of operations in July,  1998, and for the Short-Intermediate U.S. Government Income Fund since February, 1999. Ms.
Flippin had worked for McMorgan & Co. as a Portfolio Manager from October,  1994 to January,  1998 and had worked for the Teachers Insurance Annuity Association,
College  Retirement  Equity Fund as a Portfolio  Manager  from  August,  1986 to
October,  1994. Ms. Flippin received her B.A. from  Northwestern  University and her M.B.A. from New York University.

         Mr. Paul Single assumed responsibility for the day-to-day management of the portfolio of the U.S. Government Income Fund on May 1, 1995. Mr. Single assumed responsibility as co-manager for the day-to-day management of the Variable Rate Government Fund in November, 1990, and of the Strategic Income
Fund in July, 1998, , and for the Short-Intermediate U.S. Government Income Fund since February, 1999. Mr. Single has managed taxable bond portfolios for over a decade, and has specific expertise in mortgage-backed securities. Prior to joining Wells Fargo Bank, in early 1988, he was a senior portfolio manager for Benham Capital Management Group.
Mr. Single received his B.S. from Springfield College.

         Mr. Scott Smith has been responsible, as a portfolio co-manager, for the day-to-day management of the Corporate Bond Fund since April, 1998. Mr.
Smith also has been responsible as a portfolio co-manager, for the day-to-day management of the Strategic Income Fund since its commencement of operations in July, 1998. Mr. Smith, as co-manager, has been responsible for the day-to-day management of the portfolio of the U.S. Government Income Fund since May 1, 1995 and the Variable Rate Government Fund since October 1993. He joined Wells Fargo
Bank in 1988 as a taxable  money market  portfolio  specialist.  Currently,  Mr.
Smith holds the position of liquidity management specialist/portfolio manager with Wells Fargo Bank. His experience includes a position with a private money management firm with mutual fund investment operations. Mr. Smith holds a B.A.
from the University of San Diego and is a chartered financial analyst.

     Mr.  Allen  Wisniewski  has  been  responsible,   as  co-manager,  for  the
day-to-day  management of the  portfolio of the  Strategic  Income Fund since it commenced  operations  in July 1998.  Mr.  Wisniewski  also is  responsible  for managing  equity  and  balanced  accounts  for  high-net-worth  individuals  and pensions.  Mr.  Wisniewski  joined  Wells  Fargo  Bank in  April  1987  with the acquisition  of  Bank of  America's  consumer  trust  services,  where  he was a portfolio manager. He received his B.A. and M.B.A. in Economics and Finance from the  University of California at Los Angeles.  He is a member of the Los Angeles
Society of Financial Analysis.

     Mr. Daniel Kokoszka joined Wells Fargo Bank in February, 1998 and has been responsible, as a portfolio co-manager for the day-to-day management of the Corporate Bond and Strategic Income Funds since August 1, 1998. Prior to
February, 1998, Mr. Kokoszka had worked for Bradford & Marzec, Inc. on their international portfolio management team for more than four years. Previously, Mr. Kokoszka worked for Lockheed Corporation in the corporate finance, mergers and acquisitions and venture capital areas. Mr. Kokoszka is a Chartered
Financial  Analyst,  a  Certified  Management  Accountant  and is  Certified  in
Financial Management. Mr. Kokoszka received his B.S. from Villanova University, an M.S. from George Washington University, an M.S. from George Washington
University and his M.B.A. from the University of Rochester.

     Mr. John Burgess joined Wells Fargo Bank in April, 1998 and has been responsible, as a portfolio co-manager, for the day-to-day management of the Corporate Bond and Strategic Income Funds since August 1, 1998. Prior to April,
1998, Mr. Burgess had worked as an independent financial advisor since August, 1995. Prior to that, Mr. Burgess had worked for Executive Life Insurance Co. and associated Companies from 1998 to July, 1995. Previously, Mr. Burgess worked for
Bradford & Marzec, Inc. Mr. Burgess received his B.A. from Harvard College and a
J.D. from Harvard Law School.

         Administrator.   The   Company  has   retained   Wells  Fargo  Bank  as
Administrator on behalf of each Fund. Under the Administration Agreement between
Wells  Fargo  Bank  and  the  Company,   Wells  Fargo  Bank  shall   provide  as
administration  services,  among other things:  (i) general  supervision  of the
Funds'  operations,  including  coordination  of the services  performed by each
Fund's investment  Advisor,  transfer agent,  custodian,  shareholder  servicing
agent(s),   independent  auditors  and  legal  counsel,  regulatory  compliance, including the  compilation of information  for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder  reports for each Fund; and (ii) general  supervision relative to the  compilation  of data required for the  preparation  of periodic reports  distributed  to the Company's  officers and Board of  Directors.  Wells
Fargo Bank also  furnishes  office  space and certain  facilities  required  for conducting the Funds' business  together with ordinary  clerical and bookkeeping services.  The  Administrator  is  entitled  to  receive a fee of 0.15%,  of the average daily net assets on an annual basis of each Fund.

         Prior to March 25, 1999, Wells Fargo Bank served as  administrator  and
Stephens Inc. ("Stephens") served as co-administrator for the Fund and each were entitled to receive 0.03% and 0.04%, respectively, of each Fund's average daily net assets on an annual basis. Prior to February 1, 1998, Wells Fargo Bank and Stephens received monthly fees of 0.04% and 0.02%, respectively, of the average daily net assets on an annual basis of each Fund. In connection with the change in fees, the responsibility for performing various administration services was shifted to the Co-Administrator.

         For  the  periods   indicated  below,  the  Funds  paid  the  following
administration fees:



                                                            Year-Ended
                                                             6/30/99
Fund                                           Total       Wells Fargo     Stephens*
----                                           -----       -----------     --------
Corporate Bond                              $  12,808     $    5,507     $  7,301
Short-Intermediate U.S. Government          $112,334      $  64,311      $48,023
Strategic Income                            $  32,646     $  14,038      $18,608
U.S. Government Income                      $179,769      $102,918       $76,851
Variable Rate Government                    $108,802      $  62,295      $46,512

------------------------
*   Reflects fees paid to Stephens as Co-Administrator prior to March 25, 1999.


                                                       Three-Month
                                                      Period Ended                            Year-Ended
                                                         6/30/98                                3/31/98
Fund                                        Total     Wells Fargo     Stephens     Total      Wells Fargo    Stephens
----                                        -----     -----------     --------     -----      -----------    --------
Corporate Bond                            $  1,107     $     478     $     629      N/A           N/A          N/A
Short-Intermediate U.S. Government        $15,606      $  6,711      $  8,895     $ 54,262     $ 36,356      $17,906
Strategic Income                             N/A           N/A          N/A         N/A           N/A          N/A
U.S. Government Income*                   $80,831      $34,757       $46,074      $ 66,992     $ 22,107      $44,885
Variable Rate Government*                 $64,485      $27,729       $36,756      $282,517     $189,286      $93,231

------------------------
*Amounts  shown are for the  six-month  period  ended June 30, 1998 and the year ended December 31, 1997, respectively.

         Except as described below, prior to February 1, 1997, Stephens served as the sole Administrator and performed substantially the same services now provided by Stephens and Wells Fargo Bank.

     Short-Intermediate U.S. Government Income Fund. For the period indicated below, the Fund paid to Wells Fargo Bank and Stephens the following dollar amounts for administration and co-administration fees:

                                                                                 Six-Month
                                                                               Period Ended
                                                                                3/31/97

        Fund                                                    Total           Wells Fargo         Stephens

Short-Intermediate U.S. Government Income                      $64,993            $27,947           $37,046

         For the periods indicated below, the Short-Intermediate U.S. Government
Income Fund paid to Stephens the dollar amounts in administration fees indicated below. Stephens, as sole Administrator for the year ended December 31, 1994, and 1995, and the nine-month period September 30, 1996, was entitled to receive a fee, payable monthly, at the annual rate of 0.03% of the Short-Intermediate U.S.
Government Fund's average daily net assets.

                 Nine-Month
                Period Ended               Year Ended
                   9/30/96                  12/31/95

                   $12,808                  $ 6,998
------------------
Beginning February 1, 1997, these amounts include fees paid to Wells Fargo Bank.

         U.S. Government Income and Variable Rate Government Funds. Prior to the
Consolidation  of the Overland  portfolios into the Stagecoach Funds on December
12,  1997,   Wells  Fargo  Bank  and  Stephens  served  as   Administrator   and
Co-Administrator,  respectively, to the U.S. Government Income and Variable Rate
Government  predecessor  portfolios  under  substantially  similar  terms to the current Administration and Co-Administration Agreements with the Funds. Prior to
February 1, 1997,  Stephens served as sole Administrator to the U.S.  Government
Income and Variable  Rate  Government  predecessor  portfolios  and provided the predecessor  portfolios  with  essentially  the same services  described  above.
Stephens was entitled to receive a monthly fee from the Variable Rate Government
predecessor   portfolio  at  the  annual  rate  of  0.15%  of  each  predecessor portfolio's  average  daily net assets up to $200 million and 0.10% in excess of
$200  million.  Stephens was entitled to receive a fee from the U.S.  Government
Income Fund's  predecessor  portfolio at the annual rate of 0.10% of the average daily net assets up to $200 million and 0.05% in excess of $200 million.

         For the periods indicated below, the Funds paid to Stephens the dollar amounts in administration fees indicated below. Prior to December 12, 1997, these amounts reflect fees paid by the Overland predecessor portfolios.

                                                     Year Ended              Year Ended              Year Ended
                                                      12/31/97                12/31/96                12/31/95
U.S. Government Income                               $  66,992                 $  51,898              $  37,744
Variable Rate Government                             $282,517                  $400,616               $923,116

         Distributor.  Stephens  (the  "Distributor"),  located  at  111  Center
Street,  Little Rock,  Arkansas 72201,  serves as the Distributor for the Funds.
Each Fund has adopted a distribution  plan (a "Plan") under Section 12(b) of the
1940  Act  and  Rule  12b-1   thereunder  (the  "Rule")  for  its  shares.   The
Institutional  Class  shares  have no  Plans.  The  Plans  were  adopted  by the
Company's Board of Directors, including a majority of the Directors who were not
"interested  persons"  (as  defined in the 1940 Act) of the Funds and who had no direct or indirect  financial  interest in the  operation of the Plans or in any agreement related to the Plans (the "Non-Interested Directors").

   Under the Plans and pursuant to the related Distribution Agreement, the Funds
   may  pay   Stephens   the   amounts   listed   below  as   compensation   for
   distribution-related  services or as reimbursement  for  distribution-related expenses.  The fees are  expressed as a percentage  of the average  daily net assets attributable to each Class of the Funds.





                   Fund                                                          Fee

    Corporate Bond
          Class A                                                               0.05%
          Class B                                                               0.75%
          Class C                                                               0.75%

    Short-Intermediate U.S. Government
          Class B                                                               0.75%
          Institutional Class                                                    N/A

    Strategic Income
          Class A                                                               0.05%
          Class B                                                               0.75%
          Class C                                                               0.75%

    U.S. Government Income
          Class B                                                               0.70%
          Class C                                                               0.75%
          Institutional Class                                                    N/A

    Variable Rate Government
          Class A                                                               0.25%

         The actual fee payable to the Distributor by the above-indicated  Funds and  Classes is  determined,  within  such  limits,  from time to time by mutual agreement  between  the  Company  and the  Distributor  and will not  exceed the maximum  sales  charges  payable by mutual funds sold by members of the National
Association of Securities Dealers,  Inc. ("NASD") under the Conduct Rules of the
NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank and its affiliates)  under which such agents may  receive  compensation  for  distribution-related  services  from the
Distributor,  including,  but not limited to,  commissions  or other payments to such agents based on the average daily net assets of Fund shares attributable to
their   customers.   The  Distributor  may  retain  any  portion  of  the  total distribution  fee payable  thereunder to compensate it for  distribution-related services  provided  by it or to  reimburse  it  for  other  distribution-related expenses.

         Under   the   Plans  in   effect   for  the   Class  A  shares  of  the
Short-Intermediate  U.S.  Government Income and the U.S. Government Income Fund,
each  Fund  may  defray  all or  part  of the  cost of  preparing  and  printing
prospectuses   and  other   promotional   materials  and  of  delivering   those
prospectuses and promotional materials to prospective  shareholders by paying on an annual basis up to 0.05% of the  respective  Fund's  average daily net assets attributable to Class A shares.  The Plans for the Class A shares of these Funds provide only for reimbursement of actual expenses.

         General. Each Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Directors of the Company and the Non-Interested Directors. Any Distribution Agreement related to the Plans also must be approved by such vote of the Directors and the Non-Interested
Directors. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of the Fund or by vote of a majority of the Non-Interested Directors on not more than 60 days' written notice. The Plans may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plans may be made except by a majority of both the Directors of the Company and the Non-Interested
Directors.

         The Plans require that the Treasurer of the Company shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plans. The Rule also requires that the selection and nomination of Directors who are not "interested persons" of the Company be made by such disinterested Directors.

         Wells Fargo Bank, an interested person (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Company, acts as a selling agent for the Funds' shares pursuant to selling agreements with Stephens authorized under the Plans. As a selling agent, Wells Fargo Bank has an indirect financial interest in the operation of the Plans. The Board of Directors has concluded that the Plans are reasonably likely to benefit the Funds and their shareholders because the Plans authorize the relationships with selling agents, including
Wells Fargo Bank, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve.
These relationships and distribution channels are believed by the Board to provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management.

         Administrative  Servicing  Agent. The Variable Rate Government Fund has
adopted  a  Shareholder   Administrative  Servicing  Plan  (the  "Administrative
Servicing Plan") on behalf of its Class A shares. Pursuant to the Administrative
Servicing Plan, the Fund may enter into Administrative Servicing Agreements with administrative  servicing  agents  (broker/dealers,  banks and  other  financial institutions,  which may include  Wells Fargo Bank and its  affiliates)  who are dealers/holders of record, or that otherwise have a servicing  relationship with the  beneficial  owners of the Fund's Class A shares.  Administrative  servicing agents agree to perform  shareholder  administrative  and liaison services which may include,  among other things,  maintaining an omnibus account with the Fund, aggregating and transmitting  purchase,  exchange and redemption orders from its customers,  answering customer inquiries  regarding a shareholder's  accounts in the Fund,  and  providing  such other  services as the Company or a customer may reasonably request.  Administrative servicing agents are entitled to a fee which will not exceed 0.25%,  on an annualized  basis, of the average daily net assets of the  class of the  Class A shares  owned of  record  or  beneficially  by the customers  of the  administrative  servicing  agent  during the period for which payment is being made.  In no case shall shares be sold  pursuant to the Class A distribution  plan while  being sold  pursuant to its  Administrative  Servicing
Plan.

         The Administrative Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Directors of the Company. Any form of Servicing Agreement related to the Plan also must be approved by such vote of the Directors. Servicing Agreements will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding shares of the appropriate class of the Fund. The Administrative Servicing Plan may not be amended to increase materially the amount payable thereunder without the approval of a majority of the outstanding shares of the appropriate class of the Fund, and no other material amendment to the Plan or related Administrative
Servicing Agreements may be made except by a majority of the Directors.

         The Administrative Servicing Plan requires that the Administrator shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under each of the Plan.

         Shareholder Servicing Agent. The Strategic Income (Class A, Class B and
Class C),  Corporate  Bond  (Class A,  Class B and Class C) and U.S.  Government
Income (Class B and C) Funds have approved a Servicing Plan and have entered into related shareholder servicing agreements with financial institutions, including Wells Fargo Bank. The Short-Intermediate Government Income Fund and
U.S. Government Income (Class A) Funds have entered into shareholder servicing agreements. The Funds have also approved a Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including
Wells Fargo Bank, on behalf of the Institutional Class shares. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Company or a shareholder may reasonably request. For providing shareholder services, a Servicing Agent is entitled to a fee from the applicable Fund, on an annualized basis, of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The amounts payable under the Shareholder Servicing Plan are shown below. The Servicing Plan and related forms of shareholder servicing agreements were approved by the Company's Board of Directors and provide that a Fund shall not be obligated to make any payments under such Plans or related
Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.





               Fund                                                                     Fee

    Corporate Bond
          Class A                                                                      0.25%
          Class B                                                                      0.25%
          Class C                                                                      0.25%

    Short-Intermediate U.S. Government Income
          Class A                                                                      0.30%
          Class B                                                                      0.25%
          Institutional Class                                                          0.25%

    Strategic Income
          Class A                                                                      0.25%
          Class B                                                                      0.25%
          Class C                                                                      0.25%

    U.S. Government Income
          Class A                                                                      0.30%
          Class B                                                                      0.30%
          Class C                                                                      0.25%
          Institutional Class*                                                         0.25%

    Variable Rate Government
          Class A                                                                      0.25%

     --------------------
     *   The Overland  predecessor  portfolio did not offer  Institutional Class shares.  Amounts shown reflect fees paid for the six-month period ended
         6/30/98 and the period from  December  14, 1997  through  December  31,
         1997, respectively.

         General. The Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Directors of the Company, including a majority of the Directors who are not "interested periods"
(as defined in the 1940 Act) of the Funds ("Non-Interested Directors"). Any form of Servicing Agreement related to the Servicing Plan also must be approved by such vote of the Directors and Non-Interested Directors. Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Directors, including a majority of the Non-Interested
Directors.  No material  amendment to the  Servicing  Plan or related  Servicing
Agreements may be made except by a majority of both the Directors of the Company and the Non-Interested Directors.

         The Servicing Plan requires that the Administrator shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Servicing Plan.

         Custodian.  Norwest Bank Minnesota,  N.A. ("Norwest Bank"),  located at
6th &  Marquette,  Minneapolis,  MN,  acts  as  Custodian  for  each  Fund.  The
Custodian,  among other things,  maintains a custody  account or accounts in the name of each Fund,  receives and delivers all assets for each Fund upon purchase and upon sale or maturity,  collects and receives all income and other  payments and  distributions  on account of the assets of each Fund, and pays all expenses of each Fund. For its services as Custodian, Norwest Bank is entitled to receive fees as  follows:  a net asset  charge at the annual  rate of  0.0167%,  payable monthly,  plus  specified  transaction  charges.  Norwest Bank also will provide portfolio  accounting services under the Custody Agreement as follows: a monthly base fee of  $2,000  plus a net asset  fee at the  annual  rate of 0.070% of the first  $50,000,000  of the Fund's  average daily net assets,  0.045% of the next
$50,000,000,   and  0.020%  of  the  average  daily  net  assets  in  excess  of
$100,000,000.

         Transfer and Dividend Disbursing Agent. Boston Financial Data Services,
Inc. ("BFDS"),  located at Two Heritage Drive,  Quincy, MA, acts as Transfer and
Dividend Disbursing Agent for the Funds. For providing such services, BFDS is entitled to receive monthly payments at the annual rate of [0.04%] of each Fund's average daily net assets and certain transaction-based fees.

   Underwriting Commissions. Front-end sales loads and contingent deferred sales charges are not assessed in connection with the purchase and redemption of Institutional Class shares. Therefore, no underwriting commissions were paid to Stephens as the Funds' Distributor for these shares.

   For the year-ended June 30, 1999, the aggregate dollar amount of underwriting commissions paid to Stephens as sales/redemptions of the Company's shares was $6,388,031. Stephens retained $3,295,813 of such commissions.

   For the three-month  period ended June 30, 1998, the aggregate  dollar amount of  underwriting  commissions  paid to Stephens on  sales/redemptions  of the
   Company's  shares  was  $1,546,670.   Stephens   retained  $485,869  of  such
   commissions.  WFSI  an  affiliated  broker-dealer  of the  Company,  retained
   $1,068,673 of such commissions.

   For  the  year  ended  March  31,  1998,  the  aggregate   dollar  amount  of
   underwriting  commissions  paid  to  Stephens  on  sales/redemptions  of  the
   Company's  shares was  $7,671,295  and  Stephens  retained  $939,892  of such commissions. WFSI retained $5,348,626 of such commissions.

         For the six-month period ended March 31, 1997, the aggregate amount of underwriting commissions paid to Stephens on sales/redemptions of the Company's shares was $2,296,243. Stephens retained $241,806 of such commissions. WFSI and its registered representatives received $1,719,000 and $335,437, respectively, of such commissions.

         For the  nine-month  period ended  September  30, 1996,  the  aggregate amount of underwriting  commissions paid to Stephens on sales/redemptions of the
Company's shares was $2,917,738. Stephens retained $198,664 of such commissions,
WFSI  and  its  registered  representatives  received  $2,583,027  and  $136,047 respectively, of such commissions.

         For the year ended December 31, 1995, the aggregate amount of underwriting commissions paid to Stephens on sales/redemptions of the Company's shares was $1,251,311. Stephens retained $162,660 of such commissions. WFSI and its registered representatives received $399,809 of such commissions.


                            PERFORMANCE CALCULATIONS

         The Funds may  advertise  certain  yield and total return  information.
Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

         In  connection  with   communicating  its  performance  to  current  or
prospective shareholders,  these figures may also be compared to the performance of other  mutual  funds  tracked by mutual fund rating  services or to unmanaged indices which may assume  reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

         Performance information for a Fund or Class of shares in a Fund may be useful in reviewing the performance of such Fund or Class of shares and for providing a basis for comparison with investment alternatives. The performance of a Fund and the performance of a Class of shares in a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

         Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Funds.

         Performance shown or advertised for the Class A shares of the Stagecoach U.S. Government Income Fund for periods prior to December 12, 1997, reflects performance of the Class A shares of the Overland U.S. Government
Income Fund (the accounting survivor of a merger of the funds on December 12, 1997). Performance shown or advertised for the Class B and Class C shares of the Fund for the period from July 1, 1993 to December 12, 1997, reflects performance of the Class D shares of the Overland Fund. For periods prior to July 1, 1993, Class B share and Class C share performance reflects performance of the Class A shares of the Overland Fund, adjusted to reflect the expenses of the Class B or Class C shares, as applicable.

         Performance shown or advertised for the Class A shares of the Stagecoach Variable Rate Government Fund for periods prior to December 12, 1997, reflects performance of the Class A shares of the Overland Express Variable Rate
Government Fund, a predecessor portfolio with the same investment objective and policies as the Stagecoach Variable Rate Government Fund. Performance shown or advertised for the Class C shares of the Stagecoach Fund for the period from July 1, 1993 to December 12, 1997, reflects performance of the Class D shares of the Overland Fund. For periods prior to July 1, 1993, Class C share performance reflects performance of the Class A shares of the Overland Fund, adjusted to reflect the expenses of the Class C shares.

         Performance figures for the Corporate Bond and Strategic Income Funds are not available for the periods shown.

         Performance shown or advertised for the Institutional Class shares of the Short-Intermediate U.S. Government Income Fund for periods prior to September 6, 1996, reflects the performance of such Fund's Class A shares
(excluding sales charges).

         Performance shown or advertised for the Institutional Class shares of the U.S. Government Income Fund for periods prior to December 12, 1997, reflects the performance of the Class A shares (excluding sales charges) of the Overland predecessor portfolio.

         Average Annual Total Return: The Funds may advertise certain total return information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)n=ERV.

                                                  Average Annual Total Return for the Applicable
                           Period Ended June 30, 19991

                    Inception      Inception     Five Year     Five Year     Three Year    Three Year     One Year     One Year
                       With           No           With           No           With            No           With          No
                      Sales      Sales Charge  Sales Charge      Sales     Sales Charge   Sales Charge      Sales        Sales
                                       ------        ------                      ------         ------
      Fund           Charge2                                    Charge                                     Charge       Charge
      ----                                                      ------                                     ------       ------
Corporate Bond
  Class A          (0.17)            3.57           N/A           N/A          N/A            N/A          (2.13)        2.45
  Class B          (0.26)            2.81           N/A           N/A          N/A            N/A          (3.11)        1.68
  Class C          2.77              2.77           N/A           N/A          N/A            N/A           0.71         1.67

Short-Intermediate
U.S. Government
Income
  Class A              4.51          5.07          5.13          5.77          4.87           5.94          0.26         3.37
  Class B3             4.27          4.41          4.80          5.13          4.39           5.30         (2.23)        2.65
  Institutional        N/A           5.09           N/A          5.79          N/A            5.98           N/A         3.38
  Class4

Strategic Income
  Class A              N/A           N/A            N/A           N/A          N/A            N/A          (2.10)        2.52
  Class B              N/A           N/A            N/A           N/A          N/A            N/A          (2.95)        1.87
  Class C              N/A           N/A            N/A           N/A          N/A            N/A           0.90         1.87

U.S. Government
Income
  Class A            7.50          7.94          5.49           6.47         4.57          6.19            (2.14)       2.52
  Class B            7.24          7.24          5.39           5.69         4.49          5.39            (3.11)       1.75
  Class C            7.25          7.25          5.71           5.71         5.42          5.42            0.87         1.85
  Institutional      N/A           7.94          N/A            6.47         N/A           6.19            N/A          2.49
  Class4

Variable Rate
Government
  Class A            4.03          4.39          3.23           3.86         3.15          4.22            (0.85)       2.17


-------------------

1    Return  calculations,   except  as  indicated,  reflect  the  inclusion  of
     front-end  sales  charges  for Class A shares  and the  maximum  applicable contingent deferred sales charge ("CDSC") for Class B and Class C shares.

2    For purposes of showing performance information, the inception date of each
     Fund  and  Class  is as  follows:  Corporate  Bond  Fund - April  1,  1998,
     Strategic Income Fund - July 13, 1998, U.S.  Government Income Fund - April
     7,  1988,   Variable   Rate   Government-Fund   -  November   1,  1990  and
     Short-Intermediate  U.S.  Government  Income Fund - October 27,  1993.  The
     actual  inception  date of each class may differ from the inception date of the corresponding Fund.

3    Class B shares  commenced  operations on June 15, 1998.  Performance of the
     Class B shares is calculated using Class A share performance adjusted to reflect Class B share fees.

4 For periods prior to September 6, 1996, performance figures for the Institutional Class shares of the Institutional Class shares of such Fund's predecessor portfolios. For periods prior to September 6, 1996, performance figures for the Institutional Class shares of the Short-Intermediate U.S.
     Government Income Fund reflect the performance of such Fund's Class A shares. For periods prior to December 12, 1997, performance figures for the Institutional Class shares of the U.S. Government Income Fund reflect the performance of the Class A shares of the Overland predecessor portfolio.

         Cumulative  Total  Return.   In  addition  to  the  above   performance
information,  each Fund may also  advertise the  cumulative  total return of the
Fund. Cumulative total return is based on the overall percentage change in value of a  hypothetical  investment  in the Fund,  assuming  all Fund  dividends  and capital gain distributions are reinvested,  without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

                                 Cumulative Total Return for the Applicable Period Ended June 30, 19991

                     Inception      Inception    Five Year     Five Year     Three Year   Three Year
                       With            No          With           No           With           No
                   Sales Charge2  Sales Charge     Sales     Sales Charge      Sales     Sales Charge
      Fund                                        Charge                      Charge
Corporate Bond
   Class A            (0.21)          4.48          N/A           N/A           N/A           N/A
   Class B            (0.33)          3.52          N/A           N/A           N/A           N/A
   Class C             3.48           3.48          N/A           N/A           N/A           N/A

       Short-Intermediate
       U.S. Government
       Income
         Class A              28.37        32.35         28.42         32.38           15.35        18.91
         Class B              26.76        27.73         26.41         28.41           13.77        16.77
         Institutional        N/A          32.48          N/A          32.52           N/A          19.03
             Class3

Strategic Income
   Class A            (2.10)          2.52          N/A           N/A           N/A           N/A
   Class B             2.95           1.87          N/A           N/A           N/A           N/A
   Class C             0.90           1.87          N/A           N/A           N/A           N/A

U.S. Government
Income
   Class A            125.60         136.21        30.65         36.79         14.63         19.73
   Class B            119.55         119.55        30.01         31.90         14.09         17.05
   Class C            119.74         119.74        32.02         32.02         17.15         17.15
   Institutional        N/A          136.25         N/A          36.81          N/A          19.76
      Class3

Variable Rate
Government
   Class A             40.81         45.17         17.20         20.85         9.75          13.19


-------------------

1    Return calculations, except as indicated, reflect the inclusion of front-end sales charges for Class A shares and the maximum applicable CDSC for Class B and Class C shares.

2   For purposes of showing performance information,  the inception date of each
    Fund is as follows:  U.S.  Government Income Fund - April 7, 1988,  Variable
    Rate  Government-Fund  -  November  1,  1990  and  Short-Intermediate   U.S.
    Government Income Fund - October 27, 1993. The actual inception date of each class may differ from the inception date of the corresponding Fund.

3 For periods prior to September 6, 1996, performance figures for the Institutional Class shares of the Short-Intermediate U.S. Government Income
    Fund reflect the performance of such Fund's Class A shares. For periods prior to December 12, 1997, performance figures for the Institutional Class shares of the U.S. Government Income Fund reflect the performance of the Class A shares of the Overland predecessor portfolio.

         Yield Calculations: The Funds may, from time to time, include their yields and effective yields in advertisements or reports to shareholders or prospective investors. Quotations of yield for the Funds are based on the investment income per share earned during a particular seven-day or thirty-day period, less expenses accrued during a period ("net investment income") and are computed by dividing net investment income by the offering price per share on the last date of the period, according to the following formula:

                                                           YIELD = 2[(a - b + 1)6 - 1]
                                                                         Cd

         where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares of each class outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share each class of shares on the last day of the period.

         Effective Yield: Effective yields for the Funds are based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular thirty-day period, less a pro-rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized multiplying by 365/30, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Funds assumes that all dividends received during the period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

                                          Effective Thirty-Day Yield = [(Base Period Return +1)365/30]-1

                    Yield for the Period Ended June 30, 19991

                                                                         Thirty-Day Yield
         Fund                                              After Waiver                    Before Waiver

Corporate Bond
    Class A                                                    6.63                            6.10
    Class B                                                    6.18                            5.75
    Class C                                                    6.20                            5.53
Short-Intermediate U.S. Government
   Income
    Class A                                                    5.08                            4.77
    Class B                                                    4.54                            4.19
    Institutional Class                                        5.30                            5.06
Strategic Income
    Class A                                                    7.32                            6.72
    Class B                                                    6.91                            6.38
    Class C                                                    6.89                            6.05
U.S. Government Income
    Class A                                                    5.53                            5.18
    Class B                                                    5.08                            4.71
    Class C                                                    5.09                            4.66
    Institutional Class                                        5.84                            5.49
Variable Rate Government
    Class A                                                    4.64                            4.21
--------------------

1    The amounts shown above reflect all front-end  sales charges and applicable
     CDSCs. "After waiver" figures reflect any waived fees or reimbursed expenses throughout the period.


         Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future. In connection with communicating its yields or total return to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

         The yields for each class of shares will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields since they are based on historical data. Yield is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to a Fund or to a particular class of a Fund.

         In addition,  investors  should recognize that changes in the net asset values of shares of each class of a Fund will affect the yield of the respective class of shares for any specified period,  and such changes should be considered together  with such class'  yield in  ascertaining  such class'  total return to shareholders for the period.  Yield  information for each class of shares may be useful in reviewing the  performance  of the class of shares and for providing a basis for comparison  with investment  alternatives.  The yield of each class of
shares,   however,   may  not  be  comparable  to  the  yields  from  investment alternatives  because of differences in the foregoing  variables and differences in the  methods  used  to  value  portfolio  securities,  compute  expenses  and calculate yield.

         From time to time and only to the extent the  comparison is appropriate for a Fund or a Class of  shares,  the  Company  may  quote the  performance  or price-earning  ratio of a Fund or a Class of in  advertising  and other types of literature  as compared  with the  performance  of the S&P Index,  the Dow Jones
Industrial Average,  the Lehman Brothers 20+ Treasury Index, the Lehman Brothers
5-7 Year Treasury Index,  Donoghue's Money Fund Averages, Real Estate Investment
Averages  (as  reported by the National  Association  of Real Estate  Investment
Trusts),  Gold Investment  Averages  (provided by the World Gold Council),  Bank
Averages  (which is  calculated  from  figures  supplied  by the U.S.  League of
Savings  Institutions  based  on  effective  annual  rates of  interest  on both passbook and certificate  accounts),  average annualized  certificate of deposit rates  (from the  Federal  Reserve  G-13  Statistical  Releases or the Bank Rate
Monitor),  the Salomon One Year Treasury  Benchmark  Index,  the Consumer  Price
Index (as published by the U.S.  Bureau of Labor  Statistics),  other managed or unmanaged indices or performance data of bonds, municipal securities,  stocks or government securities  (including data provided by Ibbotson  Associates),  or by other services,  companies,  publications or persons who monitor mutual funds on overall  performance  or  other  criteria.  The S&P  Index  and  the  Dow  Jones
Industrial  Average are unmanaged  indices of selected common stock prices.  The performance  of a Fund or a class also may be compared  to that of other  mutual funds having similar objectives. This comparative performance could be expressed as a ranking  prepared  by Lipper  Analytical  Services,  Inc.,  CDA  Investment
Technologies,   Inc.,   Bloomberg   Financial  Markets  or  Morningstar,   Inc.,
independent  services which monitor the performance of mutual funds.  The Funds'
performance  will be  calculated  by relating  net asset value per share of each class  at the  beginning  of a  stated  period  to the net  asset  value  of the investment, assuming reinvestment of all gains distributions paid, at the end of the period. The Funds' comparative  performance will be based on a comparison of yields,  as described  above,  or total  return,  as reported by Lipper,  Survey
Publications, Donoghue or Morningstar, Inc.

         Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a class of shares with the performance of a Fund's competitors. Of course, past performance cannot be a guarantee of future results. The Company also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

         The Company also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for each class of shares of a Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in each class of shares of a Fund; (ii) other government statistics, including, but not limited to, The
Survey of Current Business, may be used to illustrate investment attributes of each class of shares of a Fund or the general economic, business, investment, or financial environment in which a Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of each class of shares of a Fund or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in each class of shares of the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the historical performance or current or potential value of each class of shares of a Fund with respect to the particular industry or sector.

   The Company also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The
   Company also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax
   Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

         The Company also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as Standard
Poor's Corporation. Such rating would assess the creditworthiness of the investments held by a Fund. The assigned rating would not be a recommendation to purchase, sell or hold a Fund's shares since the rating would not comment on the market price of a Fund's shares or the suitability of a Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to a Fund or its investments. The Company may compare the performance of each class of shares of a Fund with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare each class' past performance with other rated investments.

         From time to time, a Fund may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells
Fargo Bank, as a Shareholder Servicing Agent for the Stagecoach Funds, provides various services to its customers that are also shareholders of the Funds. These services may include access to Stagecoach Funds' account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined
Wells Fargo Bank and Stagecoach Funds account statements."

         The Company also may disclose, in advertising and other types of literature, information and statements that Wells Capital Management, Inc.
(formerly, Wells Fargo Investment Management) a subsidiary of Wells Fargo Bank, is listed in the top 100 by Institutional Investor magazine in its July 1997 survey "America's Top 300 Money Managers." This survey ranks money managers in several asset categories. The Company also may disclose in advertising and other types of sales literature the assets and categories of assets under management by the Company's investment Advisor and the total amount of assets and mutual fund assets managed by Wells Fargo Bank. As of August 1, 1998, Wells Fargo Bank and its affiliates provided investment advisory services for approximately $63 billion of assets of individuals, trusts, estates and institutions and $32 billion of mutual fund assets.

         The Company may disclose in  advertising  and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through
other  electronic   channels   (collectively,   "Electronic   Channels").   Such
advertising and other literature may discuss the investment options available to investors,  including  the  types of  accounts  and any  applicable  fees.  Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled  out  completely  through  Electronic  Channels.  Advertising  and  other literature  may disclose that Wells Fargo Bank may maintain Web sites,  pages or other information sites accessible through Electronic  Channels (an "Information
Site") and may describe the  contents and features of the  Information  Site and instruct  investors  on how to  access  the  Information  Site  and open a Sweep
Account.  Advertising  and other  literature  may also  disclose the  procedures employed  by Wells  Fargo  Bank to secure  information  provided  by  investors, including  disclosure  and  discussion  of the tools and services for  accessing
Electronic   Channels.   Such   advertising  or  other  literature  may  include
discussions of the advantages of  establishing  and  maintaining a Sweep Account through Electronic  Channels and testimonials from Wells Fargo Bank customers or
employees  and  may  also  include   descriptions  of  locations  where  product
demonstrations  may occur.  The Company may also  disclose  the ranking of Wells
Fargo Bank as one of the largest money managers in the United States.


                        DETERMINATION OF NET ASSET VALUE

         Net asset value per share for each class of the Funds is determined as of the close of regular trading (currently 1:00 p.m., Pacific time) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Funds' shares.

         Securities of a Fund for which market quotations are available are valued at latest prices. Any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the latest bid price quoted on such day. In the case of other Fund securities, including U.S. Government securities but excluding money market instruments and debt securities maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service approved by the Company's
Board of Directors. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of a Fund for which current market quotations are not readily available are valued at fair value as determined in good faith by the Company's Board of Directors and in accordance with procedures adopted by the Directors.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares of the Funds may be purchased on any day the Funds are open for business. Each Fund is open for business each day the NYSE is open for trading
(a  "Business  Day").  Currently,  the NYSE is closed on New Year's Day,  Martin
Luther King, Jr. Day, Presidents' Day, Good Friday,  Memorial Day,  Independence
Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday").  When any
Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

         Payment for shares may, in the discretion of the advisor, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

         Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Company may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Company's responsibilities under the 1940 Act. In addition, the Company may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectus.


         Investors  in Norwest  Advantage  Funds.  Class A  shareholders  of the
Norwest Advantage Funds who redeem shares at net asset value may use the redemption proceeds to purchase Class A shares of the Stagecoach Funds at net asset value (without a sales charge). A reciprocal sales load waiver is available to the Class A shareholders of Stagecoach Funds, who may use redemption proceeds to purchase Class A shares of the Norwest Advantage Funds at net asset value.
                             PORTFOLIO TRANSACTIONS

         The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Company's Board of Directors, Wells Fargo Bank is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Company to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

         Purchases and sales of non-equity  securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price.  Each of the
Funds also will purchase portfolio securities in underwritten  offerings and may purchase securities directly from the issuer.  Generally,  municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage  commissions.  The cost of  executing  a Fund's  portfolio  securities
transactions   will  consist   primarily  of  dealer  spreads  and  underwriting
commissions.  Under  the 1940  Act,  persons  affiliated  with the  Company  are prohibited from dealing with the Company as a principal in the purchase and sale of securities  unless an exemptive order allowing such  transactions is obtained from the SEC or an  exemption  is  otherwise  available.  The Fund may  purchase securities from underwriting syndicates of which Stephens or Wells Fargo Bank is a member under certain  conditions in accordance  with the  provisions of a rule adopted  under the 1940 Act and in  compliance  with  procedures  adopted by the
Board of Directors.

         Wells Fargo Bank, as Investment Advisor to the Funds, may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms.
Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Advisory Contracts, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for a Fund may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Funds.

         For the period ended [June 30, 1999], the Company paid [$__________] in
commissions  to  various   broker/dealers  in  connection  with  such  allocated
transactions.

         Brokerage   Commissions.   The  Funds  have  not  paid  any   brokerage
commissions  for at least the past three calendar years,  and including  through the June 30, 1999 reporting period.

         Securities of Regular Broker/Dealers. As of June 30, 1999, each Fund owned securities (pooled repurchase agreements) of its "regular brokers or dealers" as defined in the 1940 Act, or their parents, as follows:

         Fund                                           Brokers/Dealers                           Amount
         ----                                           ---------------                           ------
Corporate Bond Fund                                 Goldman Sachs & Co.                         $   577,000
Short-Intermediate U.S. Government                  Goldman Sachs & Co.                         $   734,000
  Income Fund
Strategic Income Fund                               Goldman Sachs & Co.                         $   455,000
U.S. Government Income Fund                         Goldman Sachs & Co.                         $1,888,000
Variable Rate Government Fund                       Goldman Sachs & Co.                         $   241,000

         Portfolio Turnover. The portfolio turnover rate is not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences. Portfolio turnover rate is not a limiting factor when Wells Fargo
Bank deems portfolio changes appropriate.


                                  FUND EXPENSES

   From time to time, Wells Fargo Bank and Stephens may waive fees from the Funds in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

   Except for the expenses  borne by Wells Fargo Bank and Stephens,  the Company bears  all  costs  of  its  operations,  including  the  compensation  of its
   Directors who are not affiliated  with Stephens or Wells Fargo Bank or any of their affiliates;  advisory,  shareholder  servicing and administration fees;
   payments pursuant to any Plan; interest charges;  taxes; fees and expenses of its  independent  accountants,  legal  counsel,  transfer  agent and dividend disbursing  agent;  expenses of redeeming  shares;  expenses of preparing and
   printing   Prospectuses   (except  the   expense  of  printing   and  mailing
   Prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan),  shareholders' reports,  notices, proxy statements and reports to regulatory  agencies;  insurance  premiums and certain  expenses  relating to insurance coverage;  trade association  membership dues;  brokerage and other expenses  connected  with the execution of portfolio  transactions;  fees and expenses of its custodian, including those for keeping books and accounts and
   calculating   the  net  asset  value  per  share  of  a  Fund;   expenses  of
   shareholders' meetings;  expenses relating to the issuance,  registration and qualification of a Fund's shares; pricing services,  organizational  expenses and any extraordinary expenses. Expenses attributable to the Fund are charged against Fund assets.  General expenses of the Company are allocated among all of the funds of the Company,  including the Funds, in a manner  proportionate to the net assets of each Fund, on a  transactional  basis,  or on such other basis as the Company's Board of Directors deems equitable.


                              FEDERAL INCOME TAXES

   The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectuses of each Fund describe generally the tax treatment of distributions by the Funds. This section of the SAI includes additional information concerning federal income taxes.

   General. The Company intends to qualify each Fund as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended
   (the "Code"), as long as such qualification is in the best interest of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will be applied to each Fund, rather than to the Company as a whole. In addition, net capital gain, net investment income, and operating expenses will be determined separately for each Fund.
   As a regulated investment company, each Fund will not be taxed on its income and gains distributed to its shareholders.

   Qualification as a regulated investment company under the Code requires, among other things, that each Fund (a) derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies;
   and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited with respect to any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

   The Funds also must distribute or be deemed to distribute to their shareholders at least 90% of their net investment income (which, for this purpose, includes net short-term capital gain and certain other items) earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year.
   Furthermore, distributions declared in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the first taxable year. The Funds intend to pay out substantially all of their income and gains (if any) for each year.

   Excise Tax. A 4% nondeductible excise tax will be imposed on each Fund (other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its income and gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

   Taxation of Fund Investments. Except as provided herein, gains and losses on the sale of portfolio securities by a Fund will generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.

   Gains recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.

   If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some realized capital losses may be deferred if they result from a position which is part of a "straddle," discussed below. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, such Fund will subtract the premium received from its cost basis in the securities purchased.

   The amount of any gain or loss realized by a Fund on closing out a regulated futures contract will generally result in a realized capital gain or loss for federal income tax purposes. Regulated futures contracts held at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes pursuant to Section 1256 of the Code. In this regard, they will be deemed to have been sold at market value. Sixty percent (60%) of any net gain or loss recognized on these deemed sales, and sixty percent (60%) of any net realized gain or loss from any actual sales, will generally be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the "mark-to-market" rule and the "60%/40%" rule.

   Under  Section 988 of the Code,  a Fund  generally  will  recognize  ordinary income or loss to the extent that gain or loss realized on the disposition of portfolio  securities is attributable to changes in foreign currency exchange rates.  In addition,  gain or loss realized on the  disposition  of a foreign currency forward  contract,  futures  contract,  option or similar  financial instrument,  or of foreign  currency  itself,  will  generally  be treated as ordinary  income or loss.  The Funds  will  attempt to  monitor  Section  988 transactions, where applicable, to avoid adverse Federal income tax impact.

   Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund were treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions.
   Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

   If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract;
   or (iii) a futures or forward contract.

   Income and dividends received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

   Capital Gain Distributions. Distributions which are designated by a Fund as capital gain distributions will be taxed to shareholders as long-term term capital gain (to the extent such dividends do exceed the Fund's actual net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

   Disposition of Fund Shares. A disposition of Fund shares pursuant to a redemption (including a redemption in-kind) or an exchange will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to be received in the case of an exchange) and the cost of the shares.

   If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

   If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

   Federal Income Tax Rates. As of the printing of this SAI, the maximum individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

   Backup Withholding. The Company may be required to withhold, subject to certain exemptions, at a rate of 31% ("backup withholding") on distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, if the shareholder fails to certify that the taxpayer identification number ("TIN"), usually a shareholder's social security or employer identification number, provided is correct and that the shareholder is not subject to backup withholding, or if the IRS notifies the Company that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Company could also subject the investor to penalties imposed by the IRS.

   Foreign Shareholders.  Under the Code, distributions of net investment income by the Funds to a nonresident  alien individual,  foreign trust (i.e.,  trust
   which  a  U.S.   court  is  able  to  exercise   primary   supervision   over
   administration  of that trust and one or more U.S.  persons have authority to control  substantial  decisions of that trust),  foreign  estate  (i.e.,  the income of which is not subject to U.S.  tax  regardless  of source),  foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to  U.S.  withholding  tax  (at a rate  of 30% or a  lower  treaty  rate,  if applicable). Withholding will not apply if a distribution paid by the Fund to a  foreign  shareholder  is  "effectively  connected"  with a U.S.  trade  or business  (or, if an income tax treaty  applies,  is  attributable  to a U.S.
   permanent  establishment  of the  foreign  shareholder),  in  which  case the reporting and withholding requirements applicable to U.S. persons will apply.
   Capital gain distributions generally are not subject to tax withholding.

   New  Regulations.  On October 6, 1997,  the  Treasury  Department  issued new regulations (the "New Regulations")  which make certain  modifications to the backup  withholding,  U.S. income tax  withholding and information  reporting rules applicable to foreign shareholders.  The New Regulations will generally be effective  for payments made after  December 31, 2000,  subject to certain transition  rules.  Among other things,  the New Regulations  will permit the
   Funds to estimate the portion of their  distributions  qualifying  as capital
   gain   distributions   for  purposes  of  determining  the  portion  of  such
   distributions  paid to  foreign  shareholders  that will be  subject  to U.S.
   income tax withholding.  Prospective investors are urged to consult their own tax advisors regarding the New Regulations.

   Tax-Deferred Plan. The shares of the Funds may be available for a variety of tax-deferred retirement and other plans, including Individual Retirement
   Accounts ("IRAs"),  Simplified Employee Pension Plans  ("SEP-IRAs"),  Savings
   Incentive  Match  Plans  for  Employees  ("SIMPLE  plans"),  Roth  IRAs,  and
   Education IRAs, which permit investors to defer some of their income from taxes. Investors should contact their selling agents for details concerning retirement plans.

   Other Matters. Investors should be aware that the investments to be made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts.
   Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

   The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the Federal tax considerations generally affecting investments in the Funds. Each investor is urged to consult his or her tax advisor regarding specific questions as to federal, state, local or foreign taxes.


                                  CAPITAL STOCK

         The Funds are five of the funds in the Stagecoach  Family of Funds. The
Company was organized as a Maryland corporation on September 9, 1991, and currently offers shares of over thirty funds.

         Most of the Company's funds are authorized to issue multiple classes of shares,  one class  generally  subject to a front-end  sales charge and, in some cases, classes subject to a  contingent-deferred  sales charge, that are offered to retail investors. Certain of the Company's funds also are authorized to issue other classes of shares,  which are sold primarily to  institutional  investors.
Each class of shares in a fund represents an equal,  proportionate interest in a fund with other shares of the same class.  Shareholders of each class bear their
pro  rata  portion  of  the  fund's  operating  expenses,   except  for  certain
class-specific   expenses  (e.g.,  any  state  securities   registration   fees,
shareholder  servicing  fees or  distribution  fees that may be paid  under Rule
12b-1) that are  allocated to a particular  class.  Please  contact  Shareholder
Services at 1-800-222-8222 if you would like additional  information about other funds or classes of shares offered.

         With  respect  to  matters   affecting   one  class  but  not  another,
shareholders  vote as a class; for example,  the approval of a Plan.  Subject to the  foregoing,  all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter  involved  only affects one series.  For  example,  a change in a Fund's  fundamental  investment  policy  affects only one series and would be voted upon only by  shareholders  of the Fund  involved.  Additionally, approval of an advisory contract, since it affects only one Fund, is a matter to be determined  separately by Series.  Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

         As used in the Prospectus and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a Class of shares of a Fund, means the vote of the lesser of (i) 67% of the shares of the Class represented at a meeting if the holders of more than 50% of the outstanding shares of the Class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Company as a whole, means the vote of the lesser of (i)
67% of the Company's shares represented at a meeting if the holders of more than 50% of the Company's outstanding shares are present in person or by proxy, or
(ii) more than 50% of the Company's outstanding shares.

         Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Company. The Company may dispense with an annual meeting of shareholders in any year in which it is not required to elect Directors under the 1940 Act.

         Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Directors. In the event of the liquidation or dissolution of the Company, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund or portfolio that are available for distribution in such manner and on such basis as the Directors in their sole discretion may determine.

   Set forth below, as of October 25, 1999, is the name, address and share ownership of each person known by the Company to have beneficial or record ownership of 5% or more of a class of a Fund or 5% or more of the voting securities as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

                       5% Ownership as of OCTOBER 25, 1999

                                                                    Percentage
         Fund                       Name and Address                  of Class

CORPORATE BOND
   Class A                 VIRG & CO.                             16.45%
                           C/O Wells Fargo Bank
                           P.O. Box 9800 MAC 9139-027
                           Calabasas, CA 91372-0800

                           DIM & Co.                              8.99%
                           ATTN:  MF Dept. A88-4
                           P.O. Box 9800
                           Calabasas, CA 91372-0800

   Class B                 N/A

   Class C                 Dean Witter For The Benefit of         20.53%
                           Alladin Nursery & Florist Employ
                           PO Box 250 Church Street Station
                           New York, NY 10008-0250

                           Dean Witter For The Benefit of         8.07%
                           Debashish Mukhapadhyay
                           PO Box 250 Church Street Station
                           New York, NY 10008-0250

                           Dean Witter Reynolds Cust for Harry    6.80%
                           C. Hardy
                           PO Box 250 Church Street Station
                           New York, NY 10008-0250

                           Dean Witter For The Benefit of         5.63%
                           Gloria E. Hayes Trustee of the
                           PO Box 250 Church Street Station
                           New York, NY 10008-0250

                           Dean Witter For The Benefit of         5.40%
                           Hiroko K. Okabe
                           PO Box 250 Church Street Station
                           New York, NY 10008-0250

STRATEGIC INCOME
   Class A                 Dean Witter for the Benefit of Brian   5.32%
                           Herrera
                           PO Box 250 Church Street Station
                           New York, NY 10008-0250

   Class B                 N/A

   Class C                 Dean Witter for the Benefit of         12.07%
                           Junien R. Gallared Custodian FBC
                           PO Box 250 Church Street Station
                           New York, NY 10008-0250

                           Dean Witter for the Benefit of         6.40%
                           Marlene Dellamore TTEE FBO
                           PO Box 250 Church Street Station
                           New York, NY 10008-0250

                           Dean Witter Reynolds Custodian for     6.14%
                           Jean Baker
                           PO Box 250 Church Street Station
                           New York, NY 10008-0250

                           Dean Witter for the Benefit of         6.03%
                           Maestelle D. Edwards & Maelyn
                           PO Box 250 Church Street Station
                           New York, NY 10008-0250


SHORT-
  INTERMEDIATE
  U.S. GOVERNMENT
  INCOME FUND
   Class A                 Wells Fargo Bank                       19.73%
                           FBO Retirement Plans Omnibus
                           PO Box 63015
                           San Francisco, CA 94163-0001

                           Merrill Lynch Trust Company TTE        12.66%
                           FBO Qualified Retirement Plans
                           ATTN:  John Sebulsky
                           265 Davidson Avenue, 4th Floor
                           Somerset, NJ 00873-4120

                           VIRG & Co.                             8.58%
                           C/O Wells Fargo Bank
                           PO Box 9800 MAC 9139-027
                           Calabasas, CA 91372-0800

                           MLPF&S For the Sole Benefit of Its     8.10%
                           Customers
                           ATTN:  Mutual Fund Administration
                           4800 Deer Lake Dr. East, 3rd Floor
                           Jacksonville, FL 32246-6484

   Class B                 N/A

   Institutional Class     EMSEG & CO                             31.55%
                           c/o Mutual Fund Processing
                           P.O. Box 1450 NW 8477
                           Minneapolis, MN  55485-1450

                           HEP & CO                               17.09%
                           ATTN:  MF DEPT. A88-4
                           P.O. Box 9800 MAC 9139-027
                           Calabasas, CA 91372-0800

                           VIRG & CO                              15.00%
                           ATTN:  MF DEPT. A88-4
                           P.O. Box 9800
                           Minneapolis, MN  55485-1450


                           EMSEG & CO                             12.11%
                           Limited Term Gov't Income FD1
                           c/o Mutual Fund Processing
                           P.O. Box 1450 NW 8477
                           Minneapolis, MN  55485-1450

                           DIM & CO                               10.75%
                           ATTN:  MF DEPT. A-88-4
                           P.O. Box 9800
                           Calabasas, CA  91372-0800

U.S. GOVERNMENT
   INCOME
   Class A                 INVESTOR SERVICES GROUP                26.80%
                           FBO Wells Fargo/Portfolio Advisor
                           Customer
                           211 South Gulf Road
                           King of Prussia, PA  19406

                           WELLS FARGO BANK                       19.36%
                           P.O. Box 63015
                           San Francisco, CA  94163-0001

                           VIRG & CO.                             9.87%
                           c/o Wells Fargo Bank
                           P.O. Box 9800 MAC 9139-027
                           Calabasas, CA  91372-0800

   Class B                 N/A                                    N/A

   Class C                 MLPF&S FOR THE SOLE  BENEFIT OF ITS    19.66%
                           CUSTOMERS
                           Attn:  Mutual Funds Administration
                           4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL  32246-6484

                           SISTERS OF ST. FRANCIS                 5.13%
                           Attn:  Sister Marijane Hvesko OSF
                           609 South Convent Rd.
                           Aston, PA  19014-1207

   Institutional Class     VIRG & CO.                             43.44%
                           Attn:  MF Dept. A88-4
                           P.O. Box 9800
                           Calabasas, CA  91372-0800

                           DIM & CO.
                           Attn:  MF Dept. A88-4
                           P.O. Box 9800
                           Calabasas, CA  91372-0800

                           HEP & CO.
                           Attn:  MF Dept. A88-4
                           P.O. Box 9800
                           Calabasas, CA  91372-0800

VARIABLE RATE
   GOVERNMENT
   Class A                 APCO EMPLOYEES CREDIT UNION            18.11%
                           1608 7th Avenue North
                           Birmingham, AL  35203-1987

                           MLPF&S FOR THE SOLE BENEFIT            8.88%
                           OF ITS CUSTOMERS
                           ATTN:  Mutual Fund Administration
                           4800 Deer Lake Drive East - 3rd Floor
                           Jacksonville, FL  32246-6484

                           CITIZENS EQUITY                        8.35%
                           P.O. Box 1715
                           ATTN:  Pete Jain, VP
                           Peoria, IL  61656-1715

                           MID-ATLANTIC FCU                       7.12%
                           P.O. Box 8990
                           Gaithersburg, MD  20898-8990

                           VISIONS FEDERAL CREDIT UNION           6.33%
                           24 McKinley Avenue
                           Endicott, NY  13760-5415


   For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).


                                      OTHER

   The Company's Registration Statement, including the Prospectus and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.


                                     COUNSEL

   Morrison  &  Foerster  LLP,  2000  Pennsylvania  Avenue,  N.W.,  Suite  5500,
   Washington, D.C. 20006, as counsel for the Company, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectus.


                              INDEPENDENT AUDITORS

   KPMG LLP has been selected as the independent auditors for the Company.  KPMG
   LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.


                              FINANCIAL INFORMATION

         The  portfolios  of  investments,   audited  financial  statements  and
independent  auditors' report for the Funds for the year ended June 30, 1999 are hereby  incorporated  by reference to the Annual Report as filed with the SEC on
September 1, 1999.

         Annual   and   Semi-Annual   Reports   may  be   obtained   by  calling
1-800-222-8222.






clvi

421

dc-175852v3
419
                                    APPENDIX

         The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds, municipal notes, and corporate and municipal commercial paper.

         Corporate Bonds

         Moody's:  The four highest ratings for corporate bonds are "Aaa," "Aa,"
"A" and "Baa."  Bonds  rated  "Aaa" are judged to be of the "best  quality"  and carry the  smallest  amount of  investment  risk.  Bonds rated "Aa" are of "high quality by all  standards,"  but margins of  protection  or other  elements make long-term risks appear somewhat greater than "Aaa" rated bonds.  Bonds rated "A"
possess many  favorable  investment  attributes  and are  considered to be upper medium grade  obligations.  Bonds rated "Baa" are  considered to be medium grade obligations;  interest  payments and principal  security appear adequate for the
present,   but   certain   protective   elements   may  be  lacking  or  may  be
characteristically  unreliable  over any great  length of time.  Such bonds lack
outstanding   investment   characteristics   and  in   fact   have   speculative
characteristics as well. Moody's also applies numerical  modifiers in its rating system: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system.  The modifier 1 indicates  that the security  ranks in the higher end of its category;  the modifier 2 indicates a mid-range ranking;  and the modifier 3 indicates that the issue ranks in the lower end.

         S&P: The four highest  ratings for corporate  and  municipal  bonds are
"AAA," "AA," "A" and "BBB." Bonds rated "AAA" have the "highest rating" assigned by S&P and have  "an  extremely  strong  capacity"  to pay  interest  and  repay principal.  Bonds rated "AA" have a "very  strong  capacity" to pay interest and repay  principal  and "differ from the highest rated  obligations  only in small degree."  Bonds rated "A" have a "strong  capacity"  to pay  interest  and repay principal,  but are "somewhat more susceptible" to adverse effects of changes in
economic   conditions  or  other   circumstances  than  bonds  in  higher  rated
categories.  Bonds  rated  "BBB" are  regarded  as having  "adequate  protection parameters"  to pay  interest  and repay  principal,  but  changes  in  economic conditions  or  other  circumstances  are  more  likely  to lead to a  "weakened capacity"  to make  such  repayments.  The  ratings  from  "AA" to "BBB"  may be modified  by the  addition  of a plus or minus  sign to show  relative  standing within the category.

         Commercial Paper

   Moody's: The highest rating for commercial paper is "P-1" (Prime-1). Issuers rated "P-1" have a "superior ability for repayment of senior short-term debt obligations." Issuers rated "P-2" (Prime-2) "have a strong capacity for repayment of senior short-term debt obligations," but earnings trends, while sound, will be subject to more variation.

   S&P: The "A-1" rating for commercial paper is rated "in the highest category"
   by S&P and "the  obligor's  capacity to meet its financial  commitment on the obligation  is strong." The "A-1+"  rating  indicates  that said  capacity is
   "extremely   strong."  The  A-2  rating   indicates  that  said  capacity  is
   "satisfactory," but that corporate and municipal commercial paper rated "A-2"
   is  "more  susceptible"  to  the  adverse  effects  of  changes  in  economic conditions  or other  circumstances  than  commercial  paper  rated in higher rating categories.






                                                     November 1, 1999

             Stagecoach Tax-Free Income Funds
                  Prospectus


Arizona Tax-Free Fund      Please read this Prospectus and keep it for
                           future reference.  It is designed to provide you
California Tax-Free with important  information and to help you Bond Fund decide if a Fund's goals match your own.

California Tax-Free        Federal law requires us to update this
    Income Fund            Prospectus annually.  Federal law does not
                           allow us to satisfy Prospectus delivery
National Tax-Free          requirements by sending one Prospectus
   Fund                    for all accounts and people within a
                           household.  Therefore, if you own the same
Oregon                     Tax-Free  Fund  Fund in more than one  account  or if
                           several  people in your  household own the same Fund,
                           you will receive multiple Prospectuses.
Class A, Class B and
   Class C                 These securities have not been approved
                           or disapproved by the U.S. Securities and
                           Exchange Commission ("SEC"), nor has
                           the SEC passed upon the accuracy or
                           adequacy of this Prospectus.  Any
                           representation to the contrary is a
                           criminal offense.

                           Fund shares are NOT deposits or other obligations of,
                           or issued,  endorsed  or  guaranteed  by Wells  Fargo
                           Bank,  N.A.  ("Wells  Fargo  Bank")  or  any  of  its
                           affiliates. Fund shares are NOT insured or guaranteed
                           by the U.S. Government, the Federal Deposit Insurance
                           Corporation   ("FDIC")  or  any  other   governmental
                           agency.  AN  INVESTMENT  IN A FUND  INVOLVES  CERTAIN
                           RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.





  Table of Contents

Overview                              Objectives, Principal
                                         Strategies and Fund Specific Risks
This section contains                 Summary of Important Risks
important summary                     Performance History
information about the                 Summary of Expenses
Funds.                                Key Information


The Funds                             Arizona Tax-Free Fund
                                      California Tax-Free Bond Fund
This section contains                 California Tax-Free Income Fund
important information                 National Tax-Free Fund
about the individual                  Oregon Tax-Free Fund
Funds.

                                      General Investment Risks
                                      Organization and Management
                                         of the Funds


Your Account

Turn to this section for              A Choice of Share Classes
information on how to                 Reduced Sales Charges
open an account and                   Exchanges
how to buy, sell and                  Your Account
exchange Fund shares.                    How to Buy Shares
                                         How to Sell Shares



Reference

Look here for additional              Additional Services and
information and term                     Other Information
definitions.                          Portfolio Managers
                                      Glossary





Stagecoach Tax-Free Income Funds Overview

Arizona Tax-Free Fund

Objective
Seeks current income exempt from federal income tax and Arizona personal income tax.

Principal Strategy
We invest primarily in investment grade Arizona municipal securities of varying maturities.

Fund Specific Risks
Since we invest heavily in Arizona municipal securities, events in Arizona are likely to affect the Fund's investments. The Arizona economy is based on services, manufacturing, mining, tourism and the military. Adverse conditions affecting these sectors could have a disproportionate impact on Arizona municipal securities. Under its Constitution, Arizona is not permitted to issue general obligation bonds secured by the State's full faith and credit. However, agencies and instrumentalities of Arizona are authorized to issue bonds secured by revenues, and local governments are also authorized to incur indebtedness.
The Fund relies on the availability of such securities for investment. We may invest up to 25% or more of our assets in Arizona municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

California Tax-Free Bond Fund

Objective
Seeks current income exempt from federal income tax and California personal income tax.

Principal Strategy
We invest primarily in medium- to long-term investment grade California municipal securities.

Fund Specific Risks
Since we invest heavily in California municipal securities, events in California are likely to affect the Fund's investments.  For example,  California exports a significant portion of its economic production to various pacific rim countries.
The  current   economic   crisis  in  Asia,   while   recovering,   may  have  a
disproportionate impact on California municipal securities.  In addition, we may invest up to 25% or more of our assets in California  municipal  securities that are related in such a way that  political,  economic  or  business  developments affecting  one  obligation  would  affect the others.  For  example,  we may own different  obligations  that  pay  interest  based  on the  revenue  of  similar projects.

California Tax-Free Income Fund

Objective
Seeks current income exempt from federal income tax and California personal income tax.

Principal Strategy
We invest primarily in short- and intermediate-term investment grade California municipal securities.

Fund Specific Risks
Since we invest heavily in California municipal securities, events in California are likely to affect the Fund's investments.  For example,  California exports a significant portion of its economic production to various pacific rim countries.
The  current   economic   crisis  in  Asia,   while   recovering,   may  have  a
disproportionate impact on California municipal securities.  In addition, we may invest up to 25% or more of our assets in California  municipal  securities that are related in such a way that  political,  economic  or  business  developments affecting  one  obligation  would  affect the others.  For  example,  we may own different  obligations  that  pay  interest  based  on the  revenue  of  similar projects.

National Tax-Free Fund

Objective
Seeks current income exempt from federal income tax.

Principal Strategy
We invest primarily in investment grade municipal securities with average maturities between 10 and 20 years.

Fund Specific Risks
Up to 25% or more of our assets invested in municipal  securities may be related in such a way that political,  economic or business  developments  affecting one
obligation  would  affect  the  others.  For  example,   we  may  own  different
obligations that pay interest based on the revenue of similar projects.

Oregon Tax-Free Fund

Objective
Seeks current income exempt from federal income tax and Oregon personal income tax.

Principal Strategy
We invest primarily in investment grade Oregon municipal securities of varying maturities.

Fund Specific Risks
Since we invest heavily in Oregon municipal securities, events in Oregon are likely to affect the Fund's investments. Oregon does not have a sales tax, and state tax revenues, derived principally from corporate and personal income taxes are particularly sensitive to economic recessions. In addition, we may invest up to 25% or more of our assets in Oregon municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect others. For example, we may own different obligations that pay interest based on the revenue of similar projects.





Summary of Important Risks

   This section summarizes important risks that are common to all of the Funds described in this Prospectus, and important risks that relate specifically to particular Funds. Both are important to your investment choice. Additional information about these and other risks is included in:

o the individual Fund descriptions later in this Prospectus; o under the "General Investment Risks" section beginning on page 44; and o in the Fund's
Statement of Additional Information.

   An investment in a Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a Fund.

   Common Risks for the Funds

   The Funds may invest in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in a Fund's portfolio, including U.S. Government obligations.
   Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in a Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

   The Funds invest in municipal securities that rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features.
   The Funds reserve the right to invest up to 35% of their assets in specific types of municipal revenue bonds, such as housing revenue and essential services (water and sewer, electricity) bonds, although the Funds generally do not intend to do so and none of the Funds are so invested as of the date of this Prospectus. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

   Although we strive to invest in municipal securities and other securities with interest is exempt from federal personal income taxes, including the federal AMT, some income earned by Fund investments may be subject to such taxes.

   Tax-Free Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal and, in some cases, state personal income tax. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.

   Tax-Free Funds are generally considered non-diversified according to the Investment Company Act of 1940, as amended ("1940 Act"). The majority of the issuers of the securities in the Funds' portfolio are located within one state. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative affect than a similar default in a diversified portfolio.
   The National Tax-Free Fund is considered to be diversified. All other Funds in this Prospectus are considered non-diversified.





   Performance History

   The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns from inception, and for one-, five- and ten-year periods (as applicable) are compared to the performance of an appropriate broad-based index.

   Please remember that past performance is no guarantee of future results.

   Arizona Tax-Free Fund Class A Calendar Year Returns (%)*

                                   [BAR CHART]

                    1993                               10.55
                    1994                                -3.30
                    1995                               13.69
                    1996                                 3.44
                    1997                                 8.70
                    1998                                 5.02


   Best Qtr.:  Q1 '95: 5.51%        Worst Qtr.:  Q1 '94: 3.71%

   * Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through September 30, 1999 was -4.39%.

   Average annual total return (%)1

                                                                                             Since
   for the period ended 12/31/98           1 Year                 5 Years                  Inception

   Class A (Incept. 3/2/92)                 0.30                    4.39                     5.87

   Class B (Incept. 9/6/96)2               (0.62)                   3.97                     5.52

   LB Muni Index3                           6.54                    6.24                     7.59

   1 Returns reflect applicable sales charges.

   2   Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class's fees and expenses.

   3   Lehman Brothers Municipal Bond Index.





   California Tax-Free Bond Fund Class A Calendar Year Returns (%)*

                                   [BAR CHART]

                    1989                               10.73
                    1990                                 6.48
                    1991                               11.62
                    1992                                 9.01
                    1993                               12.98
                    1994                                -4.32
                    1995                               16.39
                    1996                                 4.03
                    1997                                 9.16
                    1998                                 6.81


   Best Qtr.:  Q2 '89: 6.71%        Worst Qtr.:  Q1 '94: -4.06%

   * Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through September 30, 1999 was -2.18%.

   Average annual total return (%)1


   for the period ended 12/31/98           1 Year                 5 Years                  10 Years

   Class A (Incept. 10/6/88)                2.03                    5.19                     7.64

   Class B (Incept. 12/15/97)2              1.05                    5.06                     7.39

   Class C (Incept. 7/1/93)2                5.05                    5.38                     7.39

   LB Muni Index3                           6.54                    6.24                     8.22

   1 Returns reflect applicable sales charges.

   2   Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class's fees and expenses.

   3   Lehman Brothers Municipal Bond Index.





   California Tax-Free Income Fund Class A Calendar Year Returns (%)*

                                   [BAR CHART]

                    1993                                7.10
                    1994                               -1.10
                    1995                                9.14
                    1996                                3.85
                    1997                                5.13
                    1998                                5.46


   Best Qtr.:  Q1 '95: 3.41%        Worst Qtr.:  Q1 '94: -1.85%

   * Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through September 30, 1999 was -0.17%.

   Average annual total return (%)1

                                                                                             Since
   for the period ended 12/31/98           1 Year                 5 Years                  Inception

   Class A (Incept. 11/18/92)               2.32                    3.81                     4.40

   LB 3 year Muni Index2                    5.20                    4.90                     4.86

   1 Returns reflect applicable sales charges.

   2   Lehman Brothers Municipal Bond Index.





   National Tax-Free Fund Class A Calendar Year Returns (%)*

                                   [BAR CHART]

                    1994                                -4.33
                    1995                               14.53
                    1996                                 3.27
                    1997                                 8.96
                    1998                                 5.77


   Best Qtr.:  Q1 '95: 5.75%        Worst Qtr.:  Q1 '94: -4.18%

   * Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through September 30, 1999 was -4.52%.

   Average annual total return (%)1

                                                                                             Since
   for the period ended 12/31/98           1 Year                 5 Years                  Inception

   Class A (Incept. 1/15/93)                1.02                    4.49                     5.18

   Class B (Incept. 9/6/96)2                0.14                    4.02                     4.82

   Class C (Incept. 12/15/97)               4.05                    4.34                     4.93

   LB Muni Index3                           6.54                    6.24                     6.63

   1 Returns reflect applicable sales charges.

   2   Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class's fees and expenses.

   3   Lehman Brothers Municipal Bond Index.





   Oregon Tax-Free Fund Class A Calendar Year Returns (%)*

                                   [BAR CHART]

                    1989                                 8.25
                    1990                                 6.02
                    1991                               10.57
                    1992                                 8.03
                    1993                               12.38
                    1994                                -6.49
                    1995                               15.84
                    1996                                 3.30
                    1997                                 8.60
                    1998                                 5.44


   Best Qtr.:  Q1 '95: 6.90%        Worst Qtr.:  Q1 '94: -5.31%

   * Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through September 30, 1999 was -3.22%.

   Average annual total return (%)1


   for the period ended 12/31/98           1 Year                 5 Years                  10 Years

   Class A (Incept. 6/1/88)                 0.67                    4.12                     6.54

   Class B (Incept. 9/6/96)2               (0.55)                   3.87                     6.22

   LB Muni Index3                           6.54                    6.24                     8.22

   1 Returns reflect applicable sales charges.

   2   Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class's fees and expenses.

   3   Lehman Brothers Municipal Bond Index.







  Summary of Expenses

  These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares.


-------------------------------------- --------------- ---------------- -----------


Shareholder Fees                       All Funds       All Funds        All Funds
                                       Class A         Class B          Class C
-------------------------------------- --------------- ---------------- -----------
Maximum sales charge (load)
   imposed on purchases (as a
percentage of
   offering price)                     4.50%           None             None
-------------------------------------- --------------- ---------------- -----------
Maximum deferred sales charge (load)
   (as a percentage of the lower of    None1           5.00%            1.00%
  the net asset value ("NAV") at
  purchase or the NAV at redemption)
-------------------------------------- --------------- ---------------- -----------




Annual Fund Operating Expenses (Expenses that are deducted from
   Fund Assets)

----------------------- ------------------- ------------------------ ----------------
                                              California Tax-Free      California
                                                                        Tax-Free
                         Arizona Tax-Free          Bond Fund           Income Fund
                               Fund
                        ------------------- ------------------------ ----------------
                        --------- --------- -------- -------- ------ ----------------
                         Class     Class     Class    Class   Class       Class
                           A         B         A        B       C           A
-----------------------
                        --------- --------- -------- -------- ------ ----------------
Management Fees          0.50%     0.50%     0.50%    0.50%   0.50%       0.50%
----------------------- --------- --------- -------- -------- ------ ----------------
----------------------- --------- --------- -------- -------- ------ ----------------
Distribution (12b-1)     0.05%     0.75%     0.05%    0.70%   0.75%       0.05%
Fees
----------------------- --------- --------- -------- -------- ------ ----------------
Other Expenses           1.06%     1.70%     0.55%    0.64%   0.56%       0.87%
----------------------- --------- --------- -------- -------- ------ ----------------
TOTAL ANNUAL FUND
   OPERATING
   EXPENSES2             1.61%     2.95%     1.10%    1.84%   1.81%       1.42%
----------------------- --------- --------- -------- -------- ------ ----------------



----------------------- ------------------------------------ -----------------------
                              National Tax-Free Fund          Oregon Tax-Free Fund
                        ------------------------------------ -----------------------
                        ------------ ----------- ----------- ----------- -----------
                           Class       Class       Class       Class       Class
                             A           B           C           A           B
-----------------------
                        ------------ ----------- ----------- ----------- -----------
Management Fees            0.50%       0.50%       0.50%       0.50%       0.50%
----------------------- ------------ ----------- ----------- ----------- -----------
----------------------- ------------ ----------- ----------- ----------- -----------
Distribution (12b-1)       0.05%       0.75%       0.75%       0.05%       0.75%
Fees
----------------------- ------------ ----------- ----------- ----------- -----------
Other Expenses             0.72%       1.27%       0.75%       0.77%       0.89%
----------------------- ------------ ----------- ----------- ----------- -----------
TOTAL ANNUAL FUND
   OPERATING
   EXPENSES2               1.27%       2.52%       2.00%       1.32%       2.14%
----------------------- ------------ ----------- ----------- ----------- -----------

------------------
1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more will be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase. All other Class A shares will not have a CDSC.

2 Expense  information  in the table has been restated to reflect  current fees.
  The actual expenses incurred by the Funds will be lower than the contract amounts shown above in certain instances as a result of voluntary fee waivers.
  The Funds' actual expenses after waivers are currently as follows for the share classes indicated: Arizona Tax-Free Fund -- Class A: 0.77%, Class B:
  1.49%;  California Tax-Free Bond Fund -- Class A: 0.77%, Class B: 1.47%, Class
  C: 1.47%; California Tax-Free Income Fund -- Class A: 0.75%; National Tax-Free
  Fund -- Class A: 0.81%, Class B: 1.41%,  Class C: 1.41%;  Oregon Tax-Free Fund
  -- Class A: 0.77%, Class B: 1.61%. Voluntary fee waivers may end at any time.







Summary of Expenses (Cont'd)

Example of Expenses
These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------- ---------------------- ---------------------------- ----------------
                                           California Tax-Free        California
                                                                       Tax-Free
                Arizona Tax-Free Fund           Bond Fund             Income Fund
                ---------------------- ---------------------------- ----------------
                ----------- ---------- --------- -------- --------- ----------------
                  Class       Class     Class     Class    Class         Class
                    A           B         A         B        C             A
---------------
                ----------- ---------- --------- -------- --------- ----------------
1 YEAR            $ 606       $ 798     $ 557     $ 687    $ 284         $ 588
--------------- ----------- ---------- --------- -------- --------- ----------------
3 YEARS           $ 935      $1,213     $ 784     $ 879    $ 569         $ 879
--------------- ----------- ---------- --------- -------- --------- ----------------
5 YEARS           $1,287     $1,752     $1,029   $1,195    $ 980        $1,191
--------------- ----------- ---------- --------- -------- --------- ----------------
10 YEARS          $2,275     $2,805     $1,730   $1,874    $2,127       $2,075
--------------- ----------- ---------- --------- -------- --------- ----------------


--------------- ---------------------------- ---------------------------

                  National Tax-Free Fund        Oregon Tax-Free Fund
                ---------------------------- ---------------------------
                --------- -------- --------- ------------ --------------
                 Class     Class    Class       Class         Class
                   A         B        C           A             B
---------------
                --------- -------- --------- ------------ --------------
1 YEAR           $ 574     $ 755    $ 203       $ 578         $ 717
--------------- --------- -------- --------- ------------ --------------
3 YEARS          $ 835    $1,085    $ 627       $ 849         $ 970
--------------- --------- -------- --------- ------------ --------------
5 YEARS          $1,116   $1,540    $1,078     $1,141        $1,349
--------------- --------- -------- --------- ------------ --------------
10 YEARS         $1,915   $2,402    $2,327     $1,969        $2,166
--------------- --------- -------- --------- ------------ --------------

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of the periods shown:

--------------- ---------------------- ------------------------- ----------------
                                         California Tax-Free       California
                                                                    Tax-Free
                Arizona Tax-Free Fund         Bond Fund            Income Fund
                ---------------------- ------------------------- ----------------
                ----------- ---------- ------- -------- -------- ----------------
                  Class       Class    Class    Class    Class        Class
                    A           B        A        B        C            A
---------------
                ----------- ---------- ------- -------- -------- ----------------
1 YEAR            $ 606       $ 298    $        $ 187    $ 184        $ 588
                                        557
--------------- ----------- ---------- ------- -------- -------- ----------------
3 YEARS           $ 935       $ 913    $        $ 579    $ 569        $ 879
                                        784
--------------- ----------- ---------- ------- -------- -------- ----------------
5 YEARS           $1,287     $1,552    $1,029   $ 995    $ 980       $1,191
--------------- ----------- ---------- ------- -------- -------- ----------------
10 YEARS          $2,275     $2,805    $1,730  $1,874   $2,127       $2,075
--------------- ----------- ---------- ------- -------- -------- ----------------


--------------- ------------------------------ ---------------------

                   National Tax-Free Fund      Oregon Tax-Free Fund
                ------------------------------ ---------------------
                --------- ---------- --------- ---------- ----------
                 Class      Class     Class      Class      Class
                   A          B         C          A          B
---------------
                --------- ---------- --------- ---------- ----------
1 YEAR           $ 574      $ 255     $ 303      $ 578      $ 217
--------------- --------- ---------- --------- ---------- ----------
3 YEARS          $ 835      $ 785     $ 627      $ 849      $ 670
--------------- --------- ---------- --------- ---------- ----------
5 YEARS          $1,116    $1,340     $1,078    $1,141     $1,149
--------------- --------- ---------- --------- ---------- ----------
10 YEARS         $1,915    $2,402     $2,327    $1,969     $2,166
--------------- --------- ---------- --------- ---------- ----------






Key Information

Important information you should look for as you decide to invest in a Fund:

The summary information on the previous pages is designed to provide you with an
overview  of  each  Fund.   The  sections  that  follow  provide  more  detailed
information about the investments and management of each Fund.

Investment Objective and Investment Strategies
The investment objective of each Fund in this Prospectus is fundamental, that is, it can be changed only by a vote of the shareholders. The objectives and strategies descriptions for each Fund tell you:
o        what the Fund is trying to achieve;
o        how we intend to invest your money; and
o what makes a Fund different from the other Funds offered in this Prospectus.

Permitted Investments
A summary of the Fund's key permitted investments and practices.

Important Risk Factors
Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "General Investment Risks" sections.

Words appearing in italicized print are defined in the Glossary.






Arizona Tax-Free Fund

Portfolio Managers:                         Mary Gail Walton
                                            Stephen Galiani

Investment Objective
The Arizona Tax-Free Fund seeks to provide investors with current income exempt from federal income tax and Arizona personal income tax.

Investment Strategies
We actively manage a portfolio of municipal securities and we buy municipal securities of any maturity length. The portfolio's dollar-weighted average maturity will vary depending on market conditions, economic conditions including interest rates, the differences in yields between obligations of different maturity lengths and other factors. Generally speaking, we will attempt to capture greater total return by increasing maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when interest rates are expected to increase.

Permitted Investments
Under normal market conditions, we invest:

o at least 80% of net assets in municipal securities that pay interest exempt from federal income tax; o at least 65% of total assets in municipal securities that pay interest exempt from Arizona personal income tax; and o in municipal securities rated in the four highest credit categories by nationally recognized rating organizations ("NRROs").

We may invest up to 20% of net assets in certain investments subject to federal personal income taxes (including the federal AMT).

We may temporarily hold assets in cash or in money market instruments, including
U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During such periods, the Fund may not achieve its investment objective of current income exempt from federal income tax and Arizona personal income tax.

Important Risk Factors
The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the Fund's portfolio are located within Arizona. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative affect than a similar default in a diversified portfolio.

Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Although we strive to invest in municipal securities and other securities with interest that is exempt from federal personal income taxes, including the federal AMT, some interest earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 5; the "General Investment Risks" section beginning on page 44; and the specific risks listed here. They are all important to your investment choice.





Arizona Tax-Free Fund6 Financial Highlights

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). KPMG LLP audited this information for periods subsequent to September 30, 1995, which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

FOR A SHARE OUTSTANDING

                            CLASS A SHARES--COMMENCED
                                                        ON MARCH 2, 1992

                                                        ----------------- ------------------ ---------------- ------------------
                                                         June 30, 1999     June 30, 19982     Mar. 31, 1998    Mar. 31, 19973

                                                        ----------------- ------------------ ---------------- ------------------
For the period ended:

Net asset value, beginning of period                         $10.79            $10.77            $10.44            $10.45

Income from investment operations:
   Net investment income (loss)                               0.46              0.12              0.46              0.24
   Net realized and unrealized gain (loss)
      on investments                                         (0.38)             0.02              0.53             (0.01)

Total from investment operations                              0.08              0.14              0.99              0.23

Less distributions:
   Dividends from net investment income                      (0.46)            (0.12)            (0.46)            (0.24)
   Distributions from net realized gain                      (0.19)             0.00             (0.20)             0.00

Total from distributions                                     (0.65)            (0.12)            (0.66)            (0.24)

Net asset value, end of period                               $10.22            $10.79            $10.77            $10.44

Total return (not annualized)1                               0.66%              1.27%             9.67%             2.18%

Ratios/supplemental data:
   Net assets, end of period (000s)                          $5,219            $5,383            $5,467            $5,744

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                   0.77%              0.73%             0.64%             0.60%
   Ratio of net investment income (loss) to
      average net assets                                     4.28%              4.31%             4.32%             4.54%

Portfolio turnover                                            56%                14%              127%               77%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)          1.61%              1.68%             1.77%             1.58%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                     3.44%              3.36%             3.19%             3.56%

------------------------------------------------------- ----------------- ------------------ ---------------- ------------------




FOR A SHARE OUTSTANDING

                            CLASS A SHARES--COMMENCED
                                                        ON MARCH 2, 1992

                                                        ------------------- ------------------ ------------------
                                                         Sept. 30, 19964     Sept. 30, 19953     May 31, 1995

                                                        ------------------- ------------------ ------------------
For the period ended:

Net asset value, beginning of period                          $10.71             $10.68             $10.48

Income from investment operations:
   Net investment income (loss)                                0.48               0.17               0.51
   Net realized and unrealized gain (loss)
      on investments                                          (0.09)              0.06               0.23

Total from investment operations                               0.39               0.23               0.74

Less distributions:
   Dividends from net investment income                       (0.48)             (0.20)             (0.53)
   Distributions from net realized gain                       (0.17)              0.00              (0.01)

Total from distributions                                      (0.65)             (0.20)             (0.54)

Net asset value, end of period                                $10.45             $10.71             $10.68

Total return (not annualized)1                                3.60%               6.55%              7.35%

Ratios/supplemental data:
   Net assets, end of period (000s)                           $7,331             $24,622            $24,581

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                    0.78%               0.45%              0.40%
   Ratio of net investment income (loss) to
      average net assets                                      4.45%               4.73%              4.89%

Portfolio turnover                                             42%                 62%                14%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)           1.46%               1.35%              1.13%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                      3.77%               3.83%              4.16%

------------------------------------------------------- ------------------- ------------------ ------------------
1 Total returns do not include any sales charges.  2 The Fund changed its fiscal year-end  from March 31 to June 30. 3 The Fund changed its fiscal  year-end from
September  30 to March 31. 4 The Fund  changed  Investment  Advisor  during this fiscal year. 5 The Fund changed its fiscal year-end from May 31 to September 30.
6   The Fund  operated as the  Arizona  Intermediate  Tax-Free  Fund of Westcore
    Trust and was  advised by First  Interstate  Bank of Oregon,  N.A.  from its commencement  of operations on March 2, 1992 until it was  reorganized  as a series of  Pacifica  Funds Trust on October 1, 1995,  when First  Interstate
    Capital    Management,    Inc.   ("FICM")   assumed   investment    advisory
    responsibilities.  In connection with the merger of First Interstate Bancorp into Wells  Fargo & Co. on April 1, 1996,  FICM was  renamed as Wells  Fargo
    Investment Management,  Inc. The Fund operated as a series of Pacifica Funds
    Trust until it was  reorganized  as a series of  Stagecoach  Funds,  Inc. on
    September 6, 1996. In conjunction with the September 6, 1996 reorganization, existing  Investor shares were converted into Class A shares of the Fund and
    WFB assumed investment advisory responsibilities.




FOR A SHARE OUTSTANDING

                            CLASS B SHARES--COMMENCED
                              ON SEPTEMBER 6, 1996

                                                        ------------------- ------------------ -------------------
                                                          June 30, 1999      June 30, 19982      March 31, 1998

                                                        ------------------- ------------------ -------------------
For the period ended:

Net asset value, beginning of period                          $10.40             $10.39              $10.07

Income from investment operations:
   Net investment income (loss)                                0.37               0.09                0.37
   Net realized and unrealized gain (loss)
      on investments                                          (0.35)              0.01                0.51

Total from investment operations                               0.02               0.10                0.88

Less distributions:
   Dividends from net investment income                       (0.37)             (0.09)              (0.37)
   Distributions from net realized gain                       (0.19)              0.00               (0.19)

Total from distributions                                      (0.56)             (0.09)              (0.56)

Net asset value, end of period                                $9.86              $10.40              $10.39

Total return (not annualized)1                                0.00%               1.00%              8.90%

Ratios/supplemental data:
   Net assets, end of period (000s)                           $1,582             $1,683              $1,546

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                    1.49%               1.45%              1.37%
   Ratio of net investment income (loss) to
      average net assets                                      3.57%               3.59%              3.49%

Portfolio turnover                                             56%                 14%                127%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)           2.95%               2.62%              3.26%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                      2.11%               2.42%              1.60%

------------------------------------------------------- ------------------- ------------------ -------------------
1 Total returns do not include any sales charges.  2 The Fund changed its fiscal year-end from March 31 to June 30.





FOR A SHARE OUTSTANDING

                            CLASS B SHARES--COMMENCED
                              ON SEPTEMBER 6, 1996

                                                        --------------------------- ------------------------------
                                                             March 31, 19973               Sept. 30, 19964

                                                        --------------------------- ------------------------------
For the period ended:

Net asset value, beginning of period                              $10.07                       $10.00

Income from investment operations:
   Net investment income (loss)                                    0.11                         0.01
   Net realized and unrealized gain (loss)
      on investments                                               0.00                         0.07

Total from investment operations                                   0.11                         0.08

Less distributions:
   Dividends from net investment income                           (0.11)                       (0.01)
   Distributions from net realized gain                            0.00                         0.00

Total from distributions                                          (0.11)                       (0.01)

Net asset value, end of period                                    $10.07                       $10.07

Total return (not annualized)1                                    1.90%                         0.76%

Ratios/supplemental data:
   Net assets, end of period (000s)                                $182                          $20

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                        1.30%                         1.16%
   Ratio of net investment income (loss) to
      average net assets                                          3.83%                         3.59%

Portfolio turnover                                                 77%                           42%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)               2.96%                         1.81%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                          2.17%                         2.94%

------------------------------------------------------- --------------------------- ------------------------------
1 Total returns do not include any sales charges.  3 The Fund changed its fiscal year-end from  September 30 to March 31. 4 The Fund changed  Investment  Advisor during this fiscal year.





California Tax-Free Bond Fund

Portfolio Managers:                         Laura Milner
                                            David Klug

Investment Objective
The California Tax-Free Bond Fund seeks to provide investors with a high level of current income exempt from federal income tax and California personal income tax, while preserving capital, by investing in medium- to long-term investment grade municipal securities.

Investment Strategies
We actively manage a portfolio of investment grade municipal securities. We buy municipal securities of any maturity length, but we invest substantially all of our assets in securities with remaining maturities of 2 to 10 years (medium term) or 10 years or longer (long term). We have some flexibility in setting the portfolio's dollar-weighted average maturity. Generally speaking, we will attempt to capture greater total return by increasing dollar-weighted average maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when interest rates are expected to increase.

Permitted Investments
Under normal market conditions, we invest:

o at least 80% of net assets in municipal securities that pay interest exempt from federal income tax; o at least 65% of total assets in municipal securities that pay interest exempt from California personal income tax; and o in municipal securities rated in the four highest credit categories by NRROs.

We may invest up to 20% of net assets in certain investments subject to federal personal income taxes (including the federal AMT).

We may temporarily hold assets in cash or in money market instruments, including
U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During such periods, the Fund may not achieve its investment objective of a high level of current income exempt from federal income tax and California personal income tax.

Important Risk Factors
The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within California.
Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative affect than a similar default in a diversified portfolio.

Since we invest heavily in California municipal securities, events in California are likely to affect the Fund's investments.  For example,  California exports a significant portion of its economic production to various pacific rim countries.
The  current   economic   crisis  in  Asia,   while   recovering,   may  have  a
disproportionate impact on California municipal securities.  In addition, we may invest up to 25% or more of our assets in California  municipal  securities that are related in such a way that  political,  economic  or  business  developments affecting  one  obligation  would  affect the others.  For  example,  we may own different  obligations  that  pay  interest  based  on the  revenue  of  similar projects.

Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Although we strive to invest in municipal securities and other securities with interest that is exempt from federal personal income taxes, including the federal AMT, some interest earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 5; the "General Investment Risks" section beginning on page 44; and the specific risks listed here. They are all important to your investment choice.





California Tax-Free Bond Fund Financial Highlights

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

FOR A SHARE OUTSTANDING

                            CLASS A SHARES--COMMENCED
                                                        ON OCTOBER 6, 19882

                                                        ----------------- ------------------ ----------------
                                                         June 30, 1999     June 30, 19983     Dec. 31, 1997

                                                        ----------------- ------------------ ----------------
For the period ended:

Net asset value, beginning of period                         $11.38            $11.32            $10.97

Income from investment operations:
   Net investment income (loss)                               0.51              0.26              0.54
   Net realized and unrealized gain (loss)
      on investments                                         (0.23)             0.06              0.42

Total from investment operations                              0.28              0.32              0.96

Less distributions:
   Dividends from net investment income                      (0.51)            (0.26)            (0.54)
   Distributions from net realized gain                      (0.15)             0.00             (0.07)

Total from distributions                                     (0.66)            (0.26)            (0.61)

Net asset value, end of period                               $11.00            $11.38            $11.32

Total return (not annualized)1                               2.38%              2.86%             9.16%

Ratios/supplemental data:
   Net assets, end of period (000s)                         $461,574          $499,720          $509,844

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                   0.77%              0.75%             0.74%
   Ratio of net investment income (loss) to
      average net assets                                     4.45%              4.63%             4.84%

Portfolio turnover                                            17%                15%               12%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)          1.10%              1.11%             0.89%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                     4.12%              4.27%             4.69%

------------------------------------------------------- ----------------- ------------------ ----------------
1 Total returns do not include any sales charges.

2 Periods prior to December 31, 1997 have been restated to give effect to the conversion ratios applied in the consolidation of the Overland Express, Inc. and Stagecoach Funds, Inc.

3        The Fund changed its fiscal year-end from December 31 to June 30.



FOR A SHARE OUTSTANDING

                            CLASS A SHARES--COMMENCED
                                                        ON OCTOBER 6, 19882

                                                        ----------------- ------------------ ----------------
                                                         Dec. 31, 1996      Dec. 31, 1995     Dec. 31, 1994

                                                        ----------------- ------------------ ----------------
For the period ended:

Net asset value, beginning of period                         $11.34            $10.67            $12.00

Income from investment operations:
   Net investment income (loss)                               0.57              0.63              0.67
   Net realized and unrealized gain (loss)
      on investments                                         (0.13)             1.08             (1.18)

Total from investment operations                              0.44              1.71             (0.51)

Less distributions:
   Dividends from net investment income                      (0.57)            (0.63)            (0.67)
   Distributions from net realized gain                      (0.24)            (0.41)            (0.15)

Total from distributions                                     (0.81)            (1.04)            (0.82)

Net asset value, end of period                               $10.97            $11.34            $10.67

Total return (not annualized)1                               4.03%             16.38%            (4.32%)

Ratios/supplemental data:
   Net assets, end of period (000s)                         $239,703          $268,352          $237,105

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                   0.71%              0.58%             0.50%
   Ratio of net investment income (loss) to
      average net assets                                     5.08%              5.59%             5.87%

Portfolio turnover                                            19%                38%               4%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)          0.82%              0.78%             0.95%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                     4.97%              5.39%             5.42%

------------------------------------------------------- ----------------- ------------------ ----------------
1 Total returns do not include any sales charges.

2 Periods prior to December 31, 1997 have been restated to give effect to the conversion ratios applied in the consolidation of the Overland Express, Inc. and Stagecoach Funds, Inc.





FOR A SHARE OUTSTANDING

                            CLASS B SHARES--COMMENCED
                              ON DECEMBER 15, 19972

                                                        ----------------- ------------------ ----------------
                                                         June 30, 1999     June 30, 19983     Dec. 31, 1997

                                                        ----------------- ------------------ ----------------
For the period ended:

Net asset value, beginning of period                         $11.60            $11.54            $11.51

Income from investment operations:
   Net investment income (loss)                               0.44              0.23              0.02
   Net realized and unrealized gain (loss)
      on investments                                         (0.23)             0.06              0.03

Total from investment operations                              0.21              0.29              0.05

Less distributions:
   Dividends from net investment income                      (0.44)            (0.23)            (0.02)
   Distributions from net realized gain                      (0.15)             0.00              0.00

Total from distributions                                     (0.59)            (0.23)            (0.02)

Net asset value, end of period                               $11.22            $11.60            $11.54

Total return (not annualized)1                               1.69%              2.49%             0.45%

Ratios/supplemental data:
   Net assets, end of period (000s)                         $129,699           $99,784           $77,792

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                   1.47%              1.45%             1.44%
   Ratio of net investment income (loss) to
      average net assets                                     3.74%              3.90%             3.95%

Portfolio turnover                                            17%                15%               12%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)          1.84%              1.82%             1.76%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                     3.37%              3.53%             3.63%

------------------------------------------------------- ----------------- ------------------ ----------------
1 Total returns do not include any sales charges.

2 Periods prior to December 31, 1997 have been restated to give effect to the conversion ratios applied in the consolidation of the Overland Express, Inc. and Stagecoach Funds, Inc.

3   The Fund changed its fiscal year-end from December 31 to June 30.




FOR A SHARE OUTSTANDING

                            CLASS C SHARES--COMMENCED
                                                        ON JULY 1, 19932

                                                        ----------------- ------------------ ----------------
                                                         June 30, 1999     June 30, 19983    Dec. 31, 19974

                                                        ----------------- ------------------ ----------------
For the period ended:

Net asset value, beginning of period                         $11.60            $11.54            $11.19

Income from investment operations:
   Net investment income (loss)                               0.44              0.23              0.47
   Net realized and unrealized gain (loss)
      on investments                                         (0.23)             0.06              0.42

Total from investment operations                              0.21              0.29              0.89

Less distributions:
   Dividends from net investment income                      (0.44)            (0.23)            (0.47)
   Distributions from net realized gain                      (0.15)             0.00             (0.07)

Total from distributions                                     (0.59)            (0.23)            (0.54)

Net asset value, end of period                               $11.22            $11.60            $11.54

Total return (not annualized)1                               1.69%              2.49%             8.11%

Ratios/supplemental data:
   Net assets, end of period (000s)                         $22,251            $8,249            $5,860

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                   1.47%              1.45%             1.48%
   Ratio of net investment income (loss) to
      average net assets                                     3.71%              3.90%             4.19%

Portfolio turnover                                            17%                15%               12%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)          1.81%              1.78%             1.63%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                     3.37%              3.57%             4.04%

------------------------------------------------------- ----------------- ------------------ ----------------
1 Total returns do not include any sales charges.

2 Periods prior to December 31, 1997 have been restated to give effect to the conversion ratios applied in the consolidation of the Overland Express, Inc. and Stagecoach Funds, Inc.

3   The Fund changed its fiscal year-end from December 31 to June 30.

4 Periods prior to December 31, 1997 have been restated to give effect to the conversion ratios applied in the consolidation of Overland Express Funds, inc. and Stagecoach Funds, Inc. (0.95571302 for Class A shares and
    1.22415291 for Class C shares).




FOR A SHARE OUTSTANDING

                            CLASS C SHARES--COMMENCED
                                                        ON JULY 1, 19932

                                                        ----------------- ------------------ ----------------
                                                         Dec. 31, 1996      Dec. 31, 1995     Dec. 31, 1994

                                                        ----------------- ------------------ ----------------
For the period ended:

Net asset value, beginning of period                         $11.57            $10.88            $12.24

Income from investment operations:
   Net investment income (loss)                               0.49              0.56              0.60
   Net realized and unrealized gain (loss)
      on investments                                         (0.13)             1.10             (1.20)

Total from investment operations                              0.36              1.66             (0.60)

Less distributions:
   Dividends from net investment income                      (0.49)            (0.56)            (0.60)
   Distributions from net realized gain                      (0.25)            (0.41)            (0.16)

Total from distributions                                     (0.74)            (0.97)            (0.76)

Net asset value, end of period                               $11.19            $11.57            $10.88

Total return (not annualized)1                               3.24%             15.58%            (5.00%)

Ratios/supplemental data:
   Net assets, end of period (000s)                          $6,506            $7,063            $7,346

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                   1.46%              1.30%             1.20%
   Ratio of net investment income (loss) to
      average net assets                                     4.33%              4.87%             5.15%

Portfolio turnover                                            19%                38%               4%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)          1.59%              1.57%             1.82%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                     4.20%              4.60%             4.53%

------------------------------------------------------- ----------------- ------------------ ----------------






California Tax-Free Income Fund

Portfolio Managers:                         Laura Milner
                                            David Klug

Investment Objective
The California Tax-Free Income Fund seeks to provide investors with a high level of current income exempt from federal income tax and California personal income tax, while preserving capital.

Investment Strategies
We  actively  manage a  portfolio  of  municipal  securities.  We buy  municipal securities  of  any  maturity  length,  but we  primarily  buy  securities  with remaining  maturities  of  less  than  2  years  (short-term)  or 2 to 10  years
(medium-term).   We  have  some   flexibility   in   setting   the   portfolio's
dollar-weighted average maturity. Generally speaking, we will attempt to capture greater  total return by  increasing  dollar-weighted  average  maturity when we expect interest rates to decline,  and attempt to preserve capital by shortening maturity  when  interest  rates are  expected to increase.  Under normal  market conditions,  the average expected  duration of the Fund's  portfolio  securities will be from 1 to 5 years.

Permitted Investments
Under normal market conditions, we invest:

o at least 80% of net assets in municipal securities that pay interest exempt from federal income tax; o at least 65% of total assets in municipal securities that pay interest exempt from California personal income tax; and o in municipal securities rated in the four highest credit categories by NRROs.

We may invest up to 20% of net assets in certain investments subject to federal personal income taxes (including the federal AMT).

We may temporarily hold assets in cash or in money market instruments, including
U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During such periods, the Fund may not achieve its investment objective of a high level of current income exempt from federal income tax and California personal income tax.

Important Risk Factors
Since we invest heavily in California municipal securities, events in California are likely to affect the Fund's investments.  For example,  California exports a significant portion of its economic production to various pacific rim countries.
The  current   economic   crisis  in  Asia,   while   recovering,   may  have  a
disproportionate impact on California municipal securities.  In addition, we may invest up to 25% or more of our assets in California  municipal  securities that are related in such a way that  political,  economic  or  business  developments affecting  one  obligation  would  affect the others.  For  example,  we may own different  obligations  that  pay  interest  based  on the  revenue  of  similar projects.

The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within California.
Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographical areas. Default by a single security in the portfolio may have a greater negative affect than a similar default in a diversified portfolio.

Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Although we strive to invest in municipal securities and other securities with interest that is exempt from federal personal income taxes, including the federal AMT, some interest earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 5; the "General Investment Risks" section beginning on page 44; and the specific risks listed here. They are all important to your investment choice.





California Tax-Free Income Fund Financial Highlights

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

FOR A SHARE OUTSTANDING

                            CLASS A SHARES--COMMENCED
                              ON NOVEMBER 18, 1992

                                                        ----------------- ------------------ ---------------- ------------------
                                                         June 30, 1999     June 30, 19981     Mar. 31, 1998    Mar. 31, 19972

                                                        ----------------- ------------------ ---------------- ------------------
For the period ended:

Net asset value, beginning of period                         $10.44            $10.44            $10.27            $10.26

Income from investment operations:
   Net investment income (loss)                               0.39              0.10              0.39              0.19
   Net realized and unrealized gain (loss)
      on investments                                         (0.09)             0.00              0.20              0.01

Total from investment operations                              0.30              0.10              0.59              0.20

Less distributions:
   Dividends from net investment income                      (0.39)            (0.10)            (0.39)            (0.19)
   Distributions from net realized gain                      (0.12)             0.00             (0.03)             0.00

Total from distributions                                     (0.51)            (0.10)            (0.42)            (0.19)

Net asset value, end of period                               $10.23            $10.44            $10.44            $10.27

Total return (not annualized)4                               2.84%              0.93%             5.92%             1.97%

Ratios/supplemental data:
   Net assets, end of period (000s)                         $41,299            $54,169           $59,011           $67,647

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                   0.75%              0.75%             0.68%             0.65%
   Ratio of net investment income (loss) to
      average net assets                                     3.70%              3.72%             3.78%             3.73%

Portfolio turnover                                            68%                2%                88%               14%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)          1.42%              1.44%             1.29%             1.18%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                     3.03%              3.03%             3.17%             3.20%

------------------------------------------------------- ----------------- ------------------ ---------------- ------------------
1 The Fund  changed  its  fiscal  year-end  from March 31 to June 30. 2 The Fund changed its fiscal  year-end  from  September 30 to March 31. 3 The Fund changed its fiscal  year-end  from  December 31 to September  30. 4 Total returns do not include any sales charges.




FOR A SHARE OUTSTANDING

                            CLASS A SHARES--COMMENCED
                              ON NOVEMBER 18, 1992

                                                        ------------------ ------------------ ----------------
                                                         Sept. 30, 19963     Dec. 31, 1995     Dec. 31, 1994

                                                        ------------------ ------------------ ----------------
For the period ended:

Net asset value, beginning of period                         $10.35              $9.84            $10.36

Income from investment operations:
   Net investment income (loss)                               0.29               0.38              0.40
   Net realized and unrealized gain (loss)
      on investments                                         (0.09)              0.51             (0.52)

Total from investment operations                              0.20               0.89             (0.12)

Less distributions:
   Dividends from net investment income                      (0.29)             (0.38)            (0.40)
   Distributions from net realized gain                       0.00               0.00              0.00

Total from distributions                                     (0.29)             (0.38)            (0.40)

Net asset value, end of period                               $10.26             $10.35             $9.84

Total return (not annualized)4                                2.01%              9.14%            (1.10%)

Ratios/supplemental data:
   Net assets, end of period (000s)                          $82,359            $77,965           $48,998

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                    0.65%              0.65%             0.16%
   Ratio of net investment income (loss) to
      average net assets                                      3.83%              3.70%             4.03%

Portfolio turnover                                             48%                31%               33%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)           1.14%              1.22%             1.21%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                      3.34%              3.13%             2.98%

------------------------------------------------------- ------------------ ------------------ ----------------






National Tax-Free Fund

Portfolio Manager:                          Stephen Galiani

Investment Objective
The National Tax-Free Fund seeks current income exempt from federal income taxes.

Investment Strategies
We invest primarily in a portfolio of investment grade municipal securities. We invest at least 80% of net assets in municipal securities paying interest exempt from federal income taxes, including the federal AMT.

Permitted Investments
Under normal market conditions, we invest:

o at least 80% of net assets in municipal securities that pay interest exempt from federal income tax; o up to 20% of net assets in securities whose income is subject to federal income taxes, including the federal AMT; and o in municipal securities rated in the four highest credit categories by NRROs.

The dollar-weighted average maturity of the Fund's assets normally will be between 10 and 20 years, but may vary depending on market conditions. In general, the longer the maturity of a municipal obligation, the higher the rate of interest it pays. However, a longer maturity security is generally subject to greater interest rate risk and price volatility. We emphasize investments in municipal securities that produce interest income rather than stability of the Fund's NAV.

We may temporarily hold assets in cash or in money market instruments, including
U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During these periods, the Fund may not achieve its objective of current income exempt from federal income taxes.

Important Risk Factors

Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Although we strive to invest in municipal securities and other securities with interest that is exempt from federal personal income taxes, including the federal AMT, some interest earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 5; the "General Investment Risks" section beginning on page 44; and the specific risks listed here. They are all important to your investment choice.





National Tax-Free Fund Financial Highlights

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). KPMG LLP audited this information for periods subsequent to September 30, 1995, which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

FOR A SHARE OUTSTANDING

                            CLASS A SHARES--COMMENCED
                                                        ON AUGUST 1, 19892

                                                        ------------------ ------------------ -------------------
                                                          June 30, 1999      June 30, 1998      March 31, 1998

                                                        ------------------ ------------------ -------------------
For the period ended:

Net asset value, beginning of period                         $15.97             $15.92              $15.17

Income from investment operations:
   Net investment income (loss)                               0.76               0.19                0.75
   Net realized and unrealized gain (loss)
      on investments                                         (0.58)              0.05                0.81

Total from investment operations                              0.18               0.24                1.56

Less distributions:
   Dividends from net investment income                      (0.76)             (0.19)              (0.75)
   Distributions from net realized gain                       0.00               0.00               (0.06)

Total from distributions                                     (0.76)             (0.19)              (0.81)

Net asset value, end of period                               $15.39             $15.97              $15.92

Total return (not annualized)1                                1.03%              1.50%              10.44%

Ratios/supplemental data:
   Net assets, end of period (000s)                          $35,645            $40,820            $42,316

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                    0.81%              0.81%              0.71%
   Ratio of net investment income (loss) to
      average net assets                                      4.73%              4.72%              4.69%

Portfolio turnover                                             90%                30%                78%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)           1.27%              1.37%              1.61%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                      4.27%              4.16%              3.79%

------------------------------------------------------- ------------------ ------------------ -------------------





1 Total returns do not include any sales charges.
2   The Fund operated as the Quality  Tax-Exempt  Income Fund of Westcore  Trust
    and  was  advised  by  First  Interstate  Bank  of  Oregon,  N.A.  from  its commencement of operations on January 15, 1993 until it was reorganized as a series of  Pacifica  Funds Trust on October 1, 1995,  when First  Interstate
    Capital    Management,    Inc.   ("FICM")   assumed   investment    advisory
    responsibilities.  In connection with the merger of First Interstate Bancorp into Wells  Fargo & Co. on April 1, 1996,  FICM was  renamed as Wells  Fargo
    Investment Management,  Inc. The Fund operated as a series of Pacifica Funds
    Trust until it was  reorganized  as a series of  Stagecoach  Funds,  Inc. on
    September 6, 1996.
3 The Fund  changed  its  fiscal  year-end  from March 31 to June 30. 4 The Fund changed its fiscal  year-end  from  September 30 to March 31. 5 The Fund changed its fiscal year-end from May 31 to September 30.




FOR A SHARE OUTSTANDING

                                                     CLASS A SHARES--COMMENCED
                                                     ON AUGUST 1, 19892

                                                     ------------------- ----------------- ----------------- -----------------
                                                      March 31, 19974     Sept. 30, 1996   Sept. 30, 19955     May 31, 1995

                                                     ------------------- ----------------- ----------------- -----------------
For the period ended:

Net asset value, beginning of period                       $15.24             $15.34            $15.28            $14.98

Income from investment operations:
   Net investment income (loss)                             0.37               0.72              0.24              0.68
   Net realized and unrealized gain (loss)
      on investments                                       (0.07)             (0.10)             0.08              0.32

Total from investment operations                            0.30               0.62              0.32              1.00

Less distributions:
   Dividends from net investment income                    (0.37)             (0.72)            (0.26)            (0.70)
   Distributions from net realized gain                     0.00               0.00              0.00              0.00

Total from distributions                                   (0.37)             (0.72)            (0.26)            (0.70)

Net asset value, end of period                             $15.17             $15.24            $15.34            $15.28

Total return (not annualized)1                             1.95%              4.03%             6.53%6            6.97%

Ratios/supplemental data:
   Net assets, end of period (000s)                        $4,526             $4,827           $14,305           $14,458

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                 0.35%              0.42%             0.35%             0.35%
   Ratio of net investment income (loss) to
      average net assets                                   4.81%              4.69%             4.65%             4.59%

Portfolio turnover                                          86%                73%               86%               23%

Ratio of expenses to average net assets prior
   to waived fees and reimbursed expenses                  2.11%              1.42%             1.85%             1.51%
   (annualized)

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                   3.05%              3.69%             3.15%             3.43%

---------------------------------------------------- ------------------- ----------------- ----------------- -----------------
6   Annualized.




FOR A SHARE OUTSTANDING

                            CLASS B SHARES--COMMENCED
                              ON SEPTEMBER 6, 19962
                                                        ------------------ ------------------ -------------------
                                                          June 30, 1999     June 30, 19983      March 31, 1998

                                                        ------------------ ------------------ -------------------
For the period ended:

Net asset value, beginning of period                         $10.54             $10.50              $10.01

Income from investment operations:
   Net investment income (loss)                               0.44               0.11                0.42
   Net realized and unrealized gain (loss)
      on investments                                         (0.39)              0.04                0.53

Total from investment operations                              0.05               0.15                0.95

Less distributions:
   Dividends from net investment income                      (0.44)             (0.11)              (0.42)
   Distributions from net realized gain                       0.00               0.00               (0.04)

Total from distributions                                     (0.44)             (0.11)              (0.46)

Net asset value, end of period                               $10.15             $10.54              $10.50

Total return (not annualized)1                                0.35%              1.41%              9.58%

Ratios/supplemental data:
   Net assets, end of period (000s)                          $4,051             $1,841              $1,330

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                    1.41%              1.41%              1.26%
   Ratio of net investment income (loss) to
      average net assets                                      4.12%              4.05%              3.88%

Portfolio turnover                                             90%                30%                78%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)           2.52%              2.71%              5.74%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                      3.01%              2.75%             (0.60)%

------------------------------------------------------- ------------------ ------------------ -------------------





FOR A SHARE OUTSTANDING

                            CLASS B SHARES--COMMENCED
                              ON SEPTEMBER 6, 19962

                                                        ------------------------ ---------------------
                                                            March 31, 19974         Sept. 30, 1996

                                                        ------------------------ ---------------------
For the period ended:

Net asset value, beginning of period                            $10.06                  $10.00

Income from investment operations:
   Net investment income (loss)                                  0.06                    0.00
   Net realized and unrealized gain (loss)
      on investments                                            (0.05)                   0.06

Total from investment operations                                 0.01                    0.06

Less distributions:
   Dividends from net investment income                         (0.06)                   0.00
   Distributions from net realized gain                          0.00                    0.00

Total from distributions                                        (0.06)                   0.00

Net asset value, end of period                                  $10.01                  $10.06

Total return (not annualized)1                                   0.10%                  0.60%

Ratios/supplemental data:
   Net assets, end of period (000s)                              $119                     $0

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                       1.10%                  0.00%
   Ratio of net investment income (loss) to
      average net assets                                         3.80%                  1.83%

Portfolio turnover                                                86%                    73%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)             13.74%                  0.00%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                        (8.84)%                 1.83%

------------------------------------------------------- ------------------------ ---------------------
1 Total returns do not include any sales charges.
2   The Fund operated as the Quality  Tax-Exempt  Income Fund of Westcore  Trust
    and  was  advised  by  First  Interstate  Bank  of  Oregon,  N.A.  from  its commencement of operations on January 15, 1993 until it was reorganized as a series of  Pacifica  Funds Trust on October 1, 1995,  when First  Interstate
    Capital    Management,    Inc.   ("FICM")   assumed   investment    advisory
    responsibilities.  In connection with the merger of First Interstate Bancorp into Wells  Fargo & Co. on April 1, 1996,  FICM was  renamed as Wells  Fargo
    Investment Management,  Inc. The Fund operated as a series of Pacifica Funds
    Trust until it was  reorganized  as a series of  Stagecoach  Funds,  Inc. on
    September 6, 1996.
4   The Fund changed its fiscal year-end from September 30 to March 31.





FOR A SHARE OUTSTANDING

                            CLASS C SHARES--COMMENCED
                              ON DECEMBER 15, 1997
                                                        ------------------ ------------------ -------------------
                                                          June 30, 1999     June 30, 19983      March 31, 1998

                                                        ------------------ ------------------ -------------------
For the period ended:

Net asset value, beginning of period                         $10.54             $10.51              $10.48

Income from investment operations:
   Net investment income (loss)                               0.44               0.11                0.13
   Net realized and unrealized gain (loss)
      on investments                                         (0.39)              0.03                0.03

Total from investment operations                              0.05               0.14                0.16

Less distributions:
   Dividends from net investment income                      (0.44)             (0.11)              (0.13)
   Distributions from net realized gain                       0.00               0.00               (0.00)

Total from distributions                                     (0.44)             (0.11)              (0.13)

Net asset value, end of period                               $10.15             $10.54              $10.51

Total return (not annualized)1                                0.35%              1.32%              1.49%

Ratios/supplemental data:
   Net assets, end of period (000s)                          $8,923             $7,312              $7,608

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                    1.41%              1.41%              1.40%
   Ratio of net investment income (loss) to
      average net assets                                      4.13%              4.12%              4.09%

Portfolio turnover                                             90%                30%                78%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)           2.00%              2.10%              2.28%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                      3.54%              3.43%              3.21%

------------------------------------------------------- ------------------ ------------------ -------------------
1 Total returns do not include any sales charges.  3 The Fund changed its fiscal year-end from March 31 to June 30.







Oregon Tax-Free Fund

Portfolio Manager:                          Stephen Galiani

Investment Objective
The Oregon Tax-Free Fund seeks to provide investors with a high level of current income exempt from federal income tax and Oregon personal income tax.

Investment Strategies
We actively manage a portfolio of investment grade municipal securities and we buy municipal securities of any maturity length. The portfolio's dollar-weighted average maturity will vary depending on market conditions, economic conditions including interest rates, the differences in yields between obligations of different maturity lengths and other factors. There is no required range for the portfolio's dollar-weighted average maturity. Generally speaking, we will attempt to capture greater total return by increasing maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when interest rates are expected to increase.

Permitted Investments
Under normal market conditions, we invest:

o at least 80% of net assets in municipal securities that pay interest exempt from federal income tax; o at least 65% of total assets in municipal securities that pay interest exempt from Oregon personal income tax; and o in municipal securities rated in the four highest credit categories by NRROs.

We may invest up to 20% of net assets in certain investments subject to federal personal income taxes (including the federal AMT).

We may temporarily hold assets in cash or in money market instruments, including
U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During such periods, the Fund may not achieve its investment objective of a high level of current income exempt from federal income tax and Oregon personal income tax.

Important Risk Factors
The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within Oregon.
Non-diversified,  geographically  concentrated  Funds are riskier  than  similar
Funds that are diversified or spread their investments over several geographical areas. Default by a single security in the portfolio may have a greater negative affect than a similar default in a diversified portfolio.

Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Although we strive to invest in municipal securities and other securities with interest that is exempt from federal personal income taxes, including the federal AMT, some interest earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 5; the "General Investment Risks" section beginning on page 44; and the specific risks listed here. They are all important to your investment choice.




Oregon Tax-Free Fund Financial Highlights

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). KPMG LLP audited this information subsequent to September 30, 1995, which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

FOR A SHARE OUTSTANDING

                            CLASS A SHARES--COMMENCED
                                                        ON JUNE 1, 19882

                                                        ----------------- ------------------ ---------------- ------------------
                                                         June 30, 1999     June 30, 19983     Mar. 31, 1998    Mar. 31, 19974

                                                        ----------------- ------------------ ---------------- ------------------
For the period ended:

Net asset value, beginning of period                         $16.82            $16.81            $16.29            $16.42

Income from investment operations:
   Net investment income (loss)                               0.75              0.18              0.76              0.37
   Net realized and unrealized gain (loss)
      on investments                                         (0.47)             0.01              0.81             (0.10)

Total from investment operations                              0.28              0.19              1.57              0.27

Less distributions:
   Dividends from net investment income                      (0.75)            (0.18)            (0.76)            (0.37)
   Distributions from net realized gain                      (0.25)             0.00             (0.29)            (0.03)

Total from distributions                                     (1.00)            (0.18)            (1.05)            (0.40)

Net asset value, end of period                               $16.10            $16.82            $16.81            $16.29

Total return (not annualized)1                               1.57%              1.16%             9.81%             1.65%

Ratios/supplemental data:
   Net assets, end of period (000s)                         $24,924            $27,665           $27,837           $30,635

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                   0.67%              0.67%             0.62%             0.60%
   Ratio of net investment income (loss) to
      average net assets                                     4.44%              4.41%             4.54%             4.52%

Portfolio turnover                                            54%                24%               82%               90%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)          1.32%              1.29%             1.36%             1.31%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                     3.79%              3.79%             3.80%             3.18%

------------------------------------------------------- ----------------- ------------------ ---------------- ------------------





1 Total returns do not include any sales charges.
2 The Fund operated as the Oregon Tax-Exempt Fund of Westcore Trust and was advised by First Interstate Bank of Oregon, N.A. from its commencement of operations until it was reorganized as a series of Pacifica Funds Trust on October 1, 1995, when First Interstate Capital Management, Inc. ("FICM") assumed investment advisory responsibilities. In connection with the merger of First Interstate Bancorp into Wells Fargo & Co. on April 1, 1996, FICM was renamed as Wells Fargo Investment Management, Inc. The Fund operated as a series of Pacifica Funds Trust until it was reorganized as a series of Stagecoach Funds, Inc. on September 6, 1996.
3 The Fund changed its fiscal year-end from March 31 to June 30. 4 The Fund changed its fiscal year-end from September 30 to March 31. 5 The Fund changed its fiscal year-end from May 31 to September 30.






FOR A SHARE OUTSTANDING

                            CLASS A SHARES--COMMENCED
                                                        ON JUNE 1, 19882

                                                        ------------------ ------------------ ----------------
                                                         Sept. 30, 1996     Sept. 30, 19955    May 31, 1995

                                                        ------------------ ------------------ ----------------
For the period ended:

Net asset value, beginning of period                         $16.38             $16.47            $16.17

Income from investment operations:
   Net investment income (loss)                               0.79               0.28              0.82
   Net realized and unrealized gain (loss)
      on investments                                          0.04              (0.08)             0.39

Total from investment operations                              0.83               0.20              1.21

Less distributions:
   Dividends from net investment income                      (0.79)             (0.29)            (0.87)
   Distributions from net realized gain                       0.00               0.00             (0.04)

Total from distributions                                     (0.79)             (0.29)            (0.91)

Net asset value, end of period                               $16.42             $16.38            $16.47

Total return (not annualized)1                                5.03%             3.67%6             7.92%

Ratios/supplemental data:
   Net assets, end of period (000s)                          $33,676            $50,077           $52,245

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                    0.85%              0.70%             0.70%
   Ratio of net investment income (loss) to
      average net assets                                      4.87%              5.01%             5.19%

Portfolio turnover                                             27%                57%               15%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)           1.15%              1.01%             0.90%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                      4.57%              4.70%             4.99%

------------------------------------------------------- ------------------ ------------------ ----------------
1 Total returns do not include any sales charges.
2   The Fund operated as the Oregon  Tax-Exempt  Fund of Westcore  Trust and was
    advised by First  Interstate Bank of Oregon,  N.A. from its  commencement of operations  until it was  reorganized as a series of Pacifica Funds Trust on
    October 1, 1995, when First Interstate  Capital  Management,  Inc.  ("FICM")
    assumed investment advisory responsibilities.  In connection with the merger of First  Interstate  Bancorp into Wells Fargo & Co. on April 1, 1996,  FICM was renamed as Wells Fargo Investment Management,  Inc. The Fund operated as a series of Pacifica  Funds Trust  until it was  reorganized  as a series of
    Stagecoach Funds, Inc. on September 6, 1996.
5   The Fund changed its fiscal year-end from May 31 to September 30.
6   Annualized.




FOR A SHARE OUTSTANDING

                            CLASS B SHARES--COMMENCED
                              ON SEPTEMBER 6, 1996

                                                        ------------------ ------------------ -------------------
                                                          June 30, 1999     June 30, 19983      March 31, 1998

                                                        ------------------ ------------------ -------------------
For the period ended:

Net asset value, beginning of period                         $10.31             $10.30              $10.00

Income from investment operations:
   Net investment income (loss)                               0.37               0.09                0.39
   Net realized and unrealized gain (loss)
      on investments                                         (0.29)              0.01                0.47

Total from investment operations                              0.08               0.10                0.86

Less distributions:
   Dividends from net investment income                      (0.37)             (0.09)              (0.39)
   Distributions from net realized gain                      (0.16)              0.00               (0.17)

Total from distributions                                     (0.53)             (0.09)              (0.56)

Net asset value, end of period                                $9.86             $10.31              $10.30

Total return (not annualized)1                                0.63%              0.98%              8.77%

Ratios/supplemental data:
   Net assets, end of period (000s)                          $10,095            $5,956              $3,762

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                    1.51%              1.51%              1.43%
   Ratio of net investment income (loss) to
      average net assets                                      3.59%              3.48%              3.56%

Portfolio turnover                                             54%                24%                82%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)           2.14%              2.10%              2.39%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                      2.96%              2.89%              2.60%

------------------------------------------------------- ------------------ ------------------ -------------------
1 Total returns do not include any sales charges.  3 The Fund changed its fiscal year-end from March 31 to June 30.





FOR A SHARE OUTSTANDING

                            CLASS B SHARES--COMMENCED
                              ON SEPTEMBER 6, 1996

                                                        --------------------------- ---------------------------
                                                             March 31, 19974              Sept. 30, 1996

                                                        --------------------------- ---------------------------
For the period ended:

Net asset value, beginning of period                              $10.07                      $10.00

Income from investment operations:
   Net investment income (loss)                                    0.17                        0.00
   Net realized and unrealized gain (loss)
      on investments                                              (0.05)                       0.07

Total from investment operations                                   0.12                        0.07

Less distributions:
   Dividends from net investment income                           (0.17)                       0.00
   Distributions from net realized gain                           (0.02)                       0.00

Total from distributions                                          (0.19)                       0.00

Net asset value, end of period                                    $10.00                      $10.07

Total return (not annualized)1                                    1.17%                       0.70%

Ratios/supplemental data:
   Net assets, end of period (000s)                                $287                         $0

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                        1.30%                       0.00%
   Ratio of net investment income (loss) to
      average net assets                                          3.23%                       1.83%

Portfolio turnover                                                 90%                         27%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)               2.15%                       0.00%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                          2.38%                       1.83%

------------------------------------------------------- --------------------------- ---------------------------
1 Total returns do not include any sales charges.  4 The Fund changed its fiscal year-end from September 30 to March 31.





General Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences.
You should carefully consider the risks common to investing in all mutual funds, including the Stagecoach Funds Trust Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 5. Other risks of mutual fund investing include the following:

o        Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.
o        We cannot guarantee that we will meet our investment objectives.
o        We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline.  We will not "make good" any investment  loss you may suffer,  nor can anyone we contract with to provide  certain  services,  such as selling agents  or  investment  advisors,  offer or  promise  to make good any such losses.
o    Share prices -- and therefore the value of your investment -- will increase and decrease  with changes in the value of the  underlying  securities  and other investments. This is referred to as price volatility.
o    Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.
o An  investment  in a single Fund,  by itself,  does not  constitute a complete investment plan.
o    Each Fund may continue to hold debt-instruments that cease to be rated by a
     NRROs or whose ratings fall below the levels  generally  permitted for such
     Fund, provided Wells Fargo deems the instrument to be of comparable quality to rated or higher-rated instruments. Unrated or downgraded instruments may be more susceptible to credit and interest rate risks than investment grade bonds.

o    The  Funds  may  invest  a  portion  of  their  assets  in U.S.  Government obligations  such as  securities  issued or  guaranteed  by the  Government
     National  Mortgage  Association  ("GNMAs"),  the Federal National  Mortgage
     Association  ("FNMAs")  and the  Federal  Home  Loan  Mortgage  Corporation
     ("FHLMCs").   Each  are  mortgage-backed  securities  representing  partial ownership of a pool of  residential  mortgage  loans.  A "pool" or group of such  mortgages is assembled  and,  after being  approved by the issuing or guaranteeing  entity, is offered to investors through  securities  dealers.
     Mortgage-backed  securities are subject to prepayment  and extension  risk, which can alter the maturity of the  securities and also reduce the rate of return  on the  portfolio.  It is  important  to  recognize  that  the U.S.
     Government  does not  guarantee  the market value or current yield of those obligations.  Not all U.S.  Government  obligations  are backed by the full faith and credit of the U.S. Treasury,  and the U.S. Government's guarantee does not extend to the Funds themselves.

o    The Funds may also use certain derivative  instruments,  such as options or
     futures  contracts.   The  term  "derivatives"  covers  a  wide  number  of
     investments,  but in general it refers to any  financial  instrument  whose value is derived, at least in part, from the price of another security or a specified  index,  asset or rate. Some derivatives may be more sensitive to interest  rate  changes or market  moves,  and some may be  susceptible  to changes in yields or values due to their structure or contract terms.

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective.

What follows is a general list of the types of risks (some of which are described previously) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

General Investment Risks (Cont'd)

Credit  Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected  security could lose all of its value,  or be  renegotiated  at a lower
interest  rate  or  principal  amount.   Affected  securities  might  also  lose
liquidity.  Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Experience Risk--The risk presented by a new or innovative security. The risk is that insufficient experience exists to forecast how the security's value might be affected by various economic conditions.

Extension Risk--The risk that an interest rates rise,  prepayments slow, thereby
lengthening  the  duration  and  potentially   reducing  the  value  of  certain
asset-backed securities.

Information   Risk--The  risk  that  information  about  a  security  is  either unavailable, incomplete or is inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that a practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

Year 2000 Risk--The Funds' principal service providers have advised the Funds that they are working on the necessary changes to their computer systems to avoid any system failure based on an inability to distinguish the year 2000 from the year 1900, and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, the companies or entities in which the Funds invest also could be adversely impacted by the Year
2000 issue,  especially  foreign  entities,  which may be less prepared for Year
2000. The extent of such impact cannot be predicted.

In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund.
See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

Investment Practice/Risk

The following table lists some of the additional investment practices of the Funds, including some not disclosed in the Investment Objective and Investment
Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Strategies for each Fund or the Statement of Additional Information for more information on these practices.

General Investment Risks (Cont'd)

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for each Fund remains within the parameters of its objective.

Remember, each Fund is designed to meet different investment needs and objectives.


                                                                                      --- ---- ---- ----- ---
                                                                                        ARIZCALIFCALIFNATIONOREGON-TAX-FREE

------------------------------------------------------------ ------------------------
                                                                                      --- ---- ---- ----- ---
Investment Practice                                          Risk

------------------------------------------------------------ ------------------------ --- ---- ---- ----- ---
Borrowing Policies
                                                                                      o   o    o    o     o
                                                                                      --- ---- ---- ----- ---
The ability to borrow from banks for temporary               Leverage Risk
                                                                                      --- ---- ---- ----- ---
purposes to meet shareholder redemptions.
                                                                                      --- ---- ---- ----- ---
------------------------------------------------------------ ------------------------ --- ---- ---- ----- ---
Floating and Variable Rate Debt
                                                                                      o   o    o    o     o
                                                                                      --- ---- ---- ----- ---
                                                                                      --- ---- ---- ----- ---
Instruments with interest rates that are adjusted either     Interest Rate and
                                                                                      --- ---- ---- ----- ---
                                                                                      --- ---- ---- ----- ---
on a schedule or when an index or benchmark changes.         Credit Risk
------------------------------------------------------------ ------------------------ --- ---- ---- ----- ---
Forward Commitment, When-Issued and

                                                                                      o   o    o    o     o
                                                                                      --- ---- ---- ----- ---
                                                                                      --- ---- ---- ----- ---
Delayed Delivery Transactions                                Interest Rate,
                                                                                      --- ---- ---- ----- ---
                                                                                      --- ---- ---- ----- ---
Securities bought or sold for delivery at a later date or    Leverage, Credit and
                                                                                      --- ---- ---- ----- ---
                                                                                      --- ---- ---- ----- ---
bought or sold for a fixed price at a fixed date.            Experience Risk
                                                                                      --- ---- ---- ----- ---
------------------------------------------------------------ ------------------------
Illiquid Securities

                                                                                      o   o    o    o     o
                                                                                      --- ---- ---- ----- ---
A security that cannot be readily sold, or cannot be
                                                                                      --- ---- ---- ----- ---
readily sold without negatively affecting its fair price.    Liquidity Risk
                                                                                      --- ---- ---- ----- ---
Limited to 15% of total assets.
                                                                                      --- ---- ---- ----- ---
------------------------------------------------------------ ------------------------
Loans of Portfolio Securities

                                                                                      o   o    o    o     o
The practice of loaning securities to brokers, dealers       Credit, Counter-Party
and financial institutions to increase return on those       and Leverage Risk
securities.  Loans may be made up to Investment Company
Act of 1940 limits  (currently  one-third of total assets including the value of collateral received).
------------------------------------------------------------ ------------------------ --- ---- ---- ----- ---
------------------------------------------------------------ ------------------------ --- ---- ---- ----- ---
Mortgage- and Asset-Backed Securities

                                                                                      o   o    o    o     o
                                                                                      --- ---- ---- ----- ---
                                                                                      --- ---- ---- ----- ---
Securities consisting of an undivided fractional             Interest Rate, Credit,
                                                                                      --- ---- ---- ----- ---
                                                                                      --- ---- ---- ----- ---
interests in pools of consumer loans, such as mortgage       Prepayment and
                                                                                      --- ---- ---- ----- ---
                                                                                      --- ---- ---- ----- ---
loans, car loans, credit card debt, or receivables held in   Experience Risk
                                                                                      --- ---- ---- ----- ---
                                                                                      --- ---- ---- ----- ---
trust.
------------------------------------------------------------ ------------------------ --- ---- ---- ----- ---





  General Investment Risks (Cont'd)


                                                                                      --- ---- ---- ----- ---
                                                                                        ARIZCALIFCALIFNATIONOREGON-TAX-FREE

------------------------------------------------------------ ------------------------
                                                                                      --- ---- ---- ----- ---
Investment Practice                                          Risk

------------------------------------------------------------ ------------------------ --- ---- ---- ----- ---
------------------------------------------------------------ ------------------------ --- ---- ---- ----- ---
Options
The right or obligation to receive or deliver a security     Credit, Information      o   o    o    o     o
or cash payment depending on the security's price or the     and Liquidity Risk
performance of an index or benchmark.  Types of options
used may include:  options on securities, options on a
stock index, stock index futures and options on stock
index futures to protect liquidity and portfolio value.
------------------------------------------------------------ ------------------------ --- ---- ---- ----- ---
Other Mutual Funds

                                                                                      o   o    o    o     o
                                                                                      --- ---- ---- ----- ---
                                                                                      --- ---- ---- ----- ---
The temporary investment in shares of another mutual
                                                                                      --- ---- ---- ----- ---
                                                                                      --- ---- ---- ----- ---
fund.  A pro rata portion of the other fund's expenses,      Market Risk
                                                                                      --- ---- ---- ----- ---
                                                                                      --- ---- ---- ----- ---
in addition to the expenses paid by the Funds, will be
                                                                                      --- ---- ---- ----- ---
                                                                                      --- ---- ---- ----- ---
borne by Fund shareholders.
------------------------------------------------------------ ------------------------ --- ---- ---- ----- ---
Private Activity Bonds
                                                                                      o   o    o    o     o
                                                                                      --- ---- ---- ----- ---
                                                                                      --- ---- ---- ----- ---
Bonds that pay interest subject to the federal alternative   Interest Rate, Credit
minimum tax.  Limited to 20% of net assets.                  and Experience Risk
                                                                                      --- ---- ---- ----- ---
------------------------------------------------------------ ------------------------ --- ---- ---- ----- ---
Repurchase Agreements
                                                                                      o   o    o    o     o
                                                                                      --- ---- ---- ----- ---
                                                                                      --- ---- ---- ----- ---
A transaction in which the seller of a security agrees to    Credit and
                                                                                      --- ---- ---- ----- ---
                                                                                      --- ---- ---- ----- ---
buy back a security at an agreed upon time and price,        Counter-Party Risk
                                                                                      --- ---- ---- ----- ---
                                                                                      --- ---- ---- ----- ---
usually with interest.
------------------------------------------------------------ ------------------------ --- ---- ---- ----- ---






Organization and Management of the Funds

A number of different entities provide services to the Funds. This section shows how the Funds are organized, the entities that perform different services, and how they are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Stagecoach Funds Trust
Each Fund is one of over 30 Funds of Stagecoach Funds, an open-end management investment company. Stagecoach was organized on September 9, 1991, as a Maryland
Corporation.

The Board of Directors of Stagecoach supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below.
Except for the advisers, which require shareholder vote to change, if the Board believes that it is in the best interests of the shareholders it may make a change in one of these companies.






Organization and Management of the Funds (Cont'd)



      ------------------------------------------------------------------------------------
                                      BOARD OF DIRECTORS
      ------------------------------------------------------------------------------------
                               Supervises the Funds' activities
      ------------------------------------------------------------------------------------

      ------------------------------------------ -----------------------------------------
                 INVESTMENT ADVISOR                             CUSTODIAN
      ------------------------------------------ -----------------------------------------
      Wells Fargo Bank, N.A.                     Norwest Bank Minnesota, N.A.
      525 Market St., San Francisco, CA          6th & Marquette, Minneapolis, MN
      Manages the Funds' investment              Provides safekeeping for the Funds'
                                                 assets
      activities
      ------------------------------------------ -----------------------------------------

      ------------------------------------------------------------------------------------
                                    INVESTMENT SUB-ADVISOR
      ------------------------------------------------------------------------------------
                             Wells Capital Management Incorporated
                                        525 Market St.
                                       San Francisco, CA
                           Manages the Funds' investment activities
      ------------------------------------------------------------------------------------

      -------------------- ----------------------- ----------------------- ---------------

                                                                            SHAREHOLDER
                                                          TRANSFER           SERVICING
          DISTRIBUTOR          ADMINISTRATOR               AGENT               AGENTS
      -------------------- ----------------------- ----------------------- ---------------

      Stephens Inc.        Wells Fargo Bank, N.A.  Boston Financial Data   Various Agents
      111 Center St.       525 Market Street          Services, Inc.
      Little Rock, AR      San Francisco, CA       Two Heritage Drive
      Markets the Funds    Manages the             Quincy, MA              Provide
      and distributes      Funds' business         Maintains records       services to
      Fund shares
                           activities              of shares and           customers
                                                   supervises the
                                                   payment of dividends
      -------------------- ----------------------- ----------------------- ---------------

      ------------------------------------------------------------------------------------
                          FINANCIAL SERVICES FIRMS AND SELLING AGENTS
      ------------------------------------------------------------------------------------
             Advise current and prospective shareholders on their Fund investments
      ------------------------------------------------------------------------------------

      ------------------------------------------------------------------------------------
                                         SHAREHOLDERS
      ------------------------------------------------------------------------------------









Organization and Management of the Funds (Cont'd)

In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund class paid on an annual basis for the services described.

The Investment Advisor
Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for each of the Funds. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of June 30, 1999,
Wells Fargo Bank and its affiliates managed over $131 billion in assets. For providing these services, Wells Fargo Bank is entitled to receive fees as described in the "Summary of Expenses" section at the front of this Prospectus.

The Investment Sub-Advisor
Wells Capital Management Incorporated ("WCM"), a wholly owned subsidiary of Wells Fargo Bank, N.A., is the sub-advisor for each of the Funds. As of June 30, 1999, WCM provided investment advice for assets in excess of $42 billion.

The Administrator
Wells Fargo Bank provides the Funds with administration services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Wells Fargo
Bank also furnishes office space and certain facilities to conduct each Fund's business, and compensates the Trust's Trustees. For providing these services, Wells Fargo Bank is entitled to receive a fee of up to 0.15% of the average annual net assets of each Fund.

Shareholder Servicing Plan
We have a  shareholder  servicing  plan for each Fund. We have  agreements  with
various  shareholder   servicing  agents  to  process  purchase  and  redemption
requests,  to  service  shareholder  accounts,  and  to  provide  other  related services. For these services, each Fund pays the following:

--------------------------------------------------- -------------- --------------- --------------
                                                       Class A        Class B         Class C

--------------------------------------------------- -------------- --------------- --------------
--------------------------------------------------- -------------- --------------- --------------
Arizona Tax-Free Fund                                   0.25%          0.25%            N/A
--------------------------------------------------- -------------- --------------- --------------
--------------------------------------------------- -------------- --------------- --------------
California Tax-Free Bond Fund                           0.30%          0.30%           0.25%
--------------------------------------------------- -------------- --------------- --------------
--------------------------------------------------- -------------- --------------- --------------
California Tax-Free Income Fund                         0.30%           N/A             N/A
--------------------------------------------------- -------------- --------------- --------------
--------------------------------------------------- -------------- --------------- --------------
National Tax-Free Fund                                  0.25%          0.25%           0.25%
--------------------------------------------------- -------------- --------------- --------------
--------------------------------------------------- -------------- --------------- --------------
Oregon Tax-Free Fund                                    0.25%          0.25%            N/A
--------------------------------------------------- -------------- --------------- --------------

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds. For providing these services, BFDS receives an annual fee, certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Funds.





A Choice of Share Classes
After choosing a Fund,  your next most important  choice is which share class to buy. The following  classes of shares are available  through this Prospectus:  o
Class A Shares - with a front-end  sales  charge,  volume  reductions  and lower on-going  expenses  than  Class B and Class C shares.  o Class B Shares - with a
contingent   deferred  sales  charge  ("CDSC")   payable  upon  redemption  that
diminishes over time, and higher on-going expenses than Class A shares.

o Class C Shares - with a 1.00% CDSC on redemptions made within one year of purchase, and higher on-going expenses than Class A shares.

The choice between share classes is largely a matter of preference. You should consider, among other things, the different fees and sales loads assessed on each share class and the length of time you anticipate holding your investment.
If you prefer to pay sales charges up front, wish to avoid higher on-going expenses, or, more importantly, you think you may qualify for volume discounts based on the amount of your investment, then Class A shares may be the choice for you.

You may prefer to see "every dollar working" from the moment you invest. If so, then consider Class B or Class C shares. Please note that Class B shares convert to Class A shares after seven years to avoid the higher on-going expenses assessed against Class B shares.

Class C shares are available for the California Tax-Free Income Fund only. They are similar to Class B shares, with some important differences. Unlike Class B shares, Class C shares do not convert to Class A shares. The higher on-going expenses will be assessed as long as you hold the shares. The choice between Class B and Class C shares may depend on how long you intend to hold Fund shares before redeeming them.

Orders for Class B shares of more than $250,000 are either treated as orders for Class A shares or they will be refused. For Class C shares, orders of $1,000,000 or more, including purchases made which because of a right of accumulation or letter of intent would qualify for the purchase of Class A shares without an initial sales charge, are also either treated as orders for Class A shares or they will be refused.

Please see the expenses listed for each Fund and the following sales charge schedules before making your decision. You should also review the "Reduced Sales
Charges" section of the Prospectus. You may wish to discuss this choice with your financial consultant.

Class A Share Sales Charge Schedule
If you  choose to buy Class A shares,  you will pay the  Public  Offering  Price
("POP") which is the Net Asset Value ("NAV") plus the  applicable  sales charge.
Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases.

------------------------------------------------------------------
            CLASS A SHARES LISTED IN THIS PROSPECTUS
            HAVE THE FOLLOWING SALES CHARGE SCHEDULE:
----------------------- -------------------- ---------------------
                          FRONT-END SALES      FRONT-END SALES
                            CHARGE AS %          CHARGE AS %
        AMOUNT               OF PUBLIC            OF AMOUNT
     OF PURCHASE          OFFERING PRICE           INVESTED
----------------------- -------------------- ---------------------
----------------------- -------------------- ---------------------

----------------------- -------------------- ---------------------
----------------------- -------------------- ---------------------
Less than $50,000              4.50%                4.71%
----------------------- -------------------- ---------------------
----------------------- -------------------- ---------------------
$50,000 to $99,999             4.00%                4.17%
----------------------- -------------------- ---------------------
----------------------- -------------------- ---------------------
$100,000 to $249,999           3.50%                3.63%
----------------------- -------------------- ---------------------
----------------------- -------------------- ---------------------
$250,000 to $499,999           2.50%                2.56%
----------------------- -------------------- ---------------------
----------------------- -------------------- ---------------------
$500,000 to $999,999           2.00%                2.04%
----------------------- -------------------- ---------------------
----------------------- -------------------- ---------------------
$1,000,000 and over1           0.00%                0.00%
----------------------- -------------------- ---------------------

1 We will assess a 1.00% CDSC on Class A shares purchases of $1,000,000 or more if they are redeemed within one year from the date of purchase unless the dealer of record waived its commission with the Funds' approval. Charges are based on the lower of the NAV on the date of purchase or the date of redemption.

Class B Share CDSC Schedule
If you choose Class B shares, you buy them at NAV and agree that if you redeem your shares within six years of the purchase date, you will pay a CDSC based on how long you have held your shares. Certain exceptions apply (see "Class B and Class C Share CDSC Reductions" and "Waivers for Certain Parties"). The CDSC
schedule is as follows:


-----------------------------------------------------------------------------------------
                     CLASS B SHARES LISTED IN THIS PROSPECTUS HAVE
                          THE FOLLOWING SALES CHARGE SCHEDULE:
-------------- ------- -------- --------- --------- -------- --------- -------- ---------
REDEMPTION     1 YEAR  2 YEARS  3 YEARS   4 YEARS   5 YEARS  6 YEARS   7 YEARS  8 YEARS
WITHIN
-------------- ------- -------- --------- --------- -------- --------- -------- ---------
-------------- ------- -------- --------- --------- -------- --------- -------- ---------
CDSC           5.00%   4.00%    3.00%     3.00%     2.00%    1.00%     0.00%    A shares
-------------- ------- -------- --------- --------- -------- --------- -------- ---------


The CDSC percentage you pay is based on the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your sales charges. After shares are held for six years, the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future on-going expenses.

Class B shares that were purchased prior to July 17, 1999, but after March 3, 1997, are subject to the following CDSC schedule, and such shares convert to Class A shares automatically after six years:

-----------------------------------------------------------------------------------
             CLASS B SHARES  PURCHASED  AFTER MARCH 3, 1997, BUT BEFORE JULY 17,
             1999 HAVE THE FOLLOWING SALES CHARGE SCHEDULE:

-----------------------------------------------------------------------------------
----------------- -------- ------- -------- -------- -------- --------- -----------
REDEMPTION        1 YEAR   2       3 YEARS  4 YEARS  5 YEARS  6 YEARS    7 YEARS
WITHIN                     YEARS
----------------- -------- ------- -------- -------- -------- --------- -----------
----------------- -------- ------- -------- -------- -------- --------- -----------
CDSC               5.00%   4.00%    3.00%    3.00%    2.00%    1.00%     A Shares
----------------- -------- ------- -------- -------- -------- --------- -----------


Class B shares that were purchased prior to March 3, 1997 are subject to a CDSC if they are redeemed within four years of the original purchase. The CDSC
Schedule for these shares is below:

--------------------------------------------------------------------------------------------------
 CLASS B SHARES RECEIVED IN EXCHANGE FOR STAGECOACH FUND SHARES PURCHASED PRIOR TO MARCH 3, 1997
                            HAVE THE FOLLOWING SALES CHARGE SCHEDULE
---------------- --------- ---------- ---------- ------------ ------------ ----------- -----------
REDEMPTION        1 YEAR    2 YEARS    3 YEARS     4 YEARS      5 YEARS     6 YEARS     7 YEARS
WITHIN
---------------- --------- ---------- ---------- ------------ ------------ ----------- -----------
CDSC              3.00%      2.00%      1.00%       1.00%        0.00%       0.00%      A shares
---------------- --------- ---------- ---------- ------------ ------------ ----------- -----------

Class C Share CDSC Schedule
If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%.

The CDSC percentage you pay is based on the lower of the NAV on the date of the original purchase, or the NAV on the date of redemption. The Distributor pays sales commissions of up to 1.00% of the purchase price of Class C shares to selling agents at the time of the sale, and up to 1.00% annually thereafter.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your sales charges. Class C shares do not convert to Class A shares, and therefore continue to pay the higher on-going expenses.





Reduced Sales Charges
Generally, we offer more sales charge reductions for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions when you are deciding which share class to buy.

Class A Share Reductions

o        You pay no sales charges on Fund shares you buy with reinvested distributions.
o    You  pay a lower  sales  charge  if you  are  investing  an  amount  over a breakpoint level. See the "Class A Share Sales Charge Schedule" above.
o    By signing a Letter of Intent ("LOI"),  you pay a lower sales charge now in exchange  for  promising  to invest an amount over a  specified  breakpoint within  the  next  13  months.  We will  hold in  escrow  shares  equal  to approximately  5% of the amount you intend to buy. If you do not invest the amount  specified  in the LOI before the  expiration  date,  we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the  sales  load you  should  have  paid.  Otherwise,  we will release the escrowed shares when you have invested the agreed amount.
o    Rights of  Accumulation  ("ROA") allow you to combine the amount you invest with the total NAV of shares you own in other  Wells Fargo  front-end  load
     Funds in order to reach breakpoint levels for a reduced load. We give you a discount  on the  entire  amount of the  investment  that puts you over the breakpoint level.
o    If you are  reinvesting  the proceeds of a Stagecoach  Fund  redemption for shares on which you have already paid a front-end  sales  charge,  you have
     120 days to reinvest the proceeds of that  redemption  with no sales charge into a Fund that charges the same or a lower front-end sales charge. If you use such a redemption to purchase shares of a Fund with a higher  front-end sales  charge,  you will have to pay the  difference  between the lower and higher charge.
o    You may  reinvest  into a  Stagecoach  Fund with no sales charge a required distribution  from a pension,  retirement,  benefits,  or similar  plan for which Wells Fargo Bank acts as trustee provided the  distribution  occurred within the 30 days prior to your reinvestment.

If you believe you are eligible for any of these reductions, it is up to you to ask the selling agent or the shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

You, or your fiduciary or trustee,  may also tell us to extend volume discounts, including  the  reductions  offered  for rights of  accumulation  and letters of intent, to include purchases made by:

o a family unit, consisting of a husband and wife and children under the age of twenty-one or single trust estate; o a trustee or fiduciary purchasing for a single fiduciary relationship; or o the members of a "qualified group" which consists of a "company" (as defined in the Investment Company Act of 1940, as amended
     ("1940 Act"), and related parties of such a "Company," which has been in existence for at least six months and which has a primary purpose other than acquiring Fund shares at a discount.

-------------------------------------------------------------------------------------------------------------
How a Letter of Intent Can Save You Money!
If you plan to invest, for example, $100,000 in a Fund in installments over the next year, by signing a letter of intent  you would pay only 3.50%  sales  load on the entire  purchase.
Otherwise,  you might pay 4.50% on the  first  $49,999,  then  4.00% on the next
$50,000!
-------------------------------------------------------------------------------------------------------------

Class B and Class C Share CDSC Reductions
o        You pay no CDSC on Funds shares you purchase with reinvested distributions.
o    We waive the CDSC for all  redemptions  made because of scheduled (Rule 72T withdrawal  schedule)  or  mandatory  (withdrawals  made  after  age 70 1/2 according to IRS guidelines)  distributions  for certain  retirement plans.
     (See your retirement plan disclosure for details.)

Reduced Sales Charges (Cont'd)

o We waive the CDSC for redemptions made in the event of the shareholder's death or for a disability suffered after purchasing shares. ("Disability" is defined by the Internal Revenue Code of 1986).
o We waive the CDSC for redemptions made at the direction of Wells Fargo in order to, for example, complete a merger or close an account whose value has fallen below the minimum balance.
o We waive Class C share CDSC for certain types of accounts.

For Class B shares  purchased  after May 18, 1999 for former  Norwest  Advantage
Fund shareholders, after July 17, 1999 for former Stagecoach Funds shareholders, and after September 17, 1999 for all other shareholders, no CDSC is imposed on withdrawals that occur under the following circumstances:

o        withdrawals are made by participating in the Systematic Withdrawal Plan;
o    withdrawals  may not  exceed  10% of your  fund  assets  (including  "free"
     shares)   annually  based  on  your  anniversary  date  in  the  Systematic
     Withdrawal Plan; and
o        you must participate in the dividend and capital gain reinvestment program.

Waivers for Certain Parties
If you are eligible for certain waivers,  we will sell you Class A shares so you can avoid higher on-going expenses.  The following people can buy Class A shares at NAV:
o        Current and retired employees, directors/trustees and officers of:
o        Stagecoach Funds Trust and its affiliates;
o        Wells Fargo Bank, Norwest Bank and their affiliates;
o        Stephens and its affiliates; and
o        Broker-Dealers who act as selling agents.
o        and the families of any of the above.  Contact your selling agent for further information.

You may also buy Class A Fund shares at NAV if they are to be included in certain retirement, benefits, pension or investment "wrap accounts" with whom Stagecoach Funds has reached an agreement, or through an omnibus account maintained with a Fund by a broker/dealer.

We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package such as an IRA or a sweep account, you must read the directions for that account. These directions may supersede the terms and conditions discussed here.

Distribution Plans
We have adopted  Distribution Plans ("Plans") pursuant to Rule 12b-1 of the 1940
Act for the Class A, Class B and Class C shares of the Funds. The Plans authorize the payment of all or part of the cost of preparing and distributing
Prospectuses and distribution-related services for all the Funds, including ongoing compensation to selling agents for all Funds except the California
Tax-Free Fund. The Plans also provide that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the Plan. The fees paid under these Plans are as follows:






Reduced Sales Charges (Cont'd)


---------------------------------------------- ------------ ----------- -----------
FUND                                             Class A     Class B     Class C
---------------------------------------------- ------------ ----------- -----------
---------------------------------------------- ------------ ----------- -----------
Arizona Tax-Free Fund                             0.05%       0.75%        N/A
---------------------------------------------- ------------ ----------- -----------
---------------------------------------------- ------------ ----------- -----------
California Tax-Free Bond Fund                     0.05%       0.70%       0.75%
---------------------------------------------- ------------ ----------- -----------
---------------------------------------------- ------------ ----------- -----------
California Tax-Free Income Fund                   0.05%        N/A         N/A
---------------------------------------------- ------------ ----------- -----------
---------------------------------------------- ------------ ----------- -----------
National Tax-Free Fund                            0.05%       0.75%       0.75%
---------------------------------------------- ------------ ----------- -----------
---------------------------------------------- ------------ ----------- -----------
Oregon Tax-Free Fund                              0.05%       0.75%        N/A
---------------------------------------------- ------------ ----------- -----------

These fees are paid out of the Funds' assets on an on-going basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

EXCHANGES

Exchanges between Stagecoach Funds Trust Funds are two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

o You should  carefully  read the Prospectus for the Fund into which you wish to exchange.
o Every  exchange  involves  selling  Fund  shares  and that sale may  produce a capital  gain or loss for federal  income tax  purposes.  o If you are making an initial  investment  into a new Fund through an exchange,  you must  exchange at least the minimum first
     purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.
o        Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.
o    Exchanges  between  Class B shares and the Wells  Fargo  Money  Market Fund
     Class B will not  trigger  the CDSC.  The new shares  will  continue to age according  to  their  original  schedule  while in the new Fund and will be charged  the  CDSC  applicable  to the  original  shares  upon  redemption.
     Exchanges  into Money  Market  Fund  Class B shares are  subject to certain restrictions in addition to those described above.
o Exchanges from any share class to a money market fund can only be re-exchanged for  the  original  share  class.  o  In  order  to  discourage  excessive  Fund transaction  expenses that must be borne by other  shareholders,  we reserve the right to
     limit or reject exchange orders.  Generally, we will notify you 60 days in advance of any changes in your exchange privileges.
o        You may make exchanges between like share classes.  You may also exchange from Class A or Class C shares to any non-institutional money market fund.







Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares
o As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.
o We determine the Net Asset Value ("NAV") of each class of the Funds' shares each business day as of the close of regular trading on the NYSE. We determine the NAV by subtracting the Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. Each Fund's assets are generally valued at current market prices.
     See the Statement of Additional Information for further disclosure.
o We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 1:00 p.m. (Pacific time)/3:00 p.m. (Central time). If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Any request we receive in proper form before these times is processed the same day. Requests we receive after the cutoff times are processed the next business day.
o    The Funds are open for business on each day the NYSE is open for  business.
     NYSE  holidays  include  New Year's  Day,  Martin  Luther  King,  Jr.  Day,
     President's Day, Good Friday,  Memorial Day,  Independence  Day, Labor Day,
     Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

You Can Buy Fund Shares
o By opening an account directly with the Fund (simply complete and return a Stagecoach Funds Application with proper payment); o Through a brokerage account with an approved selling agent; or o Through certain retirement, benefits and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

Minimum Investments
o $1,000 per Fund minimum initial investment;1 or o $100 per Fund if you use the Systematic Purchase Program; and o $100 per Fund for all investments after your first.

  We may waive the minimum for Funds you purchase through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and Applications for the program through which you intend to invest.





Your Account (Cont'd)

                                HOW TO BUY SHARES

The following  section  explains how you can buy shares directly from Stagecoach
Funds. For Funds held through brokerage and other types of accounts, please consult your Selling Agent.

BY MAIL

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

o    Complete a Stagecoach Funds Application.  Be sure to indicate the Fund name and the share class into which you intend to invest. Failure to complete an
     Application properly may result in a delay in processing your request.
o    Enclose  a check  for at least  $1,000  made out in the full name and share class of the Fund. For example, "Corporate Bond Fund, Class B."
o        You may start your account with $100 if you elect the Systematic Purchase plan option on the Application.
o        Mail to: Stagecoach Funds
                  PO Box 8266
                  Boston, MA 02266-8266

IF YOU ARE BUYING ADDITIONAL SHARES:

o Make a check payable to the full name and share class of your Fund for at least $100. Be sure to write your account number on the check as well.
o        Enclose the payment stub/card from your statement if available.
o        Mail to: Stagecoach Funds
                  PO Box 8266
                  Boston, MA 02266-8266







Your Account (Cont'd)


BY WIRE

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

o    If you do not  currently  have an  account,  complete a Wells  Fargo  Funds
     Application.  You must wire at least  $1,000.  Be sure to indicate the Fund name and the share class into which you intend to invest.
o        Mail the completed Application.
o You must first call BFDS at  1-800-222-8222 to notify them of an incoming wire trade.
o        Mail Application to:       Stagecoach Funds
                             PO Box 8266
                             Boston, MA 02266-8266
o        Wire money to:      Stagecoach Funds                          Attention:
                             c/o State Street Bank & Trust             Stagecoach Funds (Name
                             Boston, MA                                of Fund and Share Class)

                             Bank Routing Number:                      Account Name:
                             ABA 011 000028                            (Registration Name Indicated
                                                                       on Application)
                             Wire Purchase Account Number:
                             9905-437-1

IF YOU ARE BUYING ADDITIONAL SHARES:

o    Instruct  your  wiring  bank to  transmit  at least $100  according  to the instructions  given to the right.  Be sure to have the wiring bank  include your current account number and the name your account is registered in.
o        Wire money to:      Stagecoach Funds                          Attention:
                             c/o State Street Bank & Trust             Stagecoach Funds (Name
                             Boston, MA                                of Fund and Share Class)

                             Bank Routing Number:                      Account Name:
                             ABA 011 000028                            (Registration Name Indicated
                                                                       on Application)
                             Wire Purchase Account Number:
                             9905-437-1






Your Account (Cont'd)

BY PHONE

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

You can only make your first  purchase of a Fund by phone if you already have an existing Stagecoach Funds Account. o Call Shareholder  Services and instruct the representative to either:
o        transfer at least $1,000 from a linked settlement account, or
o        exchange at least $1,000 worth of shares from an existing Stagecoach Fund.  Please see the "Exchanges" section for special rules.
o        Call:  1-800-222-8222

IF YOU ARE BUYING ADDITIONAL SHARES:

o        Call Shareholder Services and instruct the representative to either:
o        transfer at least $100 from a linked settlement account, or
o        exchange at least $100 worth of shares from another Stagecoach Fund.
o        Call:  1-800-222-8222

                               HOW TO SELL SHARES

The following section explains how you can sell shares held directly through an account with Stagecoach Funds by mail or telephone. For Fund shares held through brokerage and other types of accounts, please consult your Selling Agent.

BY MAIL

IF YOU ARE SELLING SHARES FOR THE FIRST TIME:

o Write a letter stating your account registration, your account number, the Fund you wish to redeem and the dollar amount ($100 or more) of the redemption you wish to receive (or write "Full Redemption").
o        Make sure all the account owners sign the request.
o You may request that redemption proceeds be sent to you by check, by ACH transfer into a bank account, or by wire. Please call Shareholder Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.
o Signature Guarantees are required for mailed redemption requests over $50,000, or if the address on your account was changed within the last 60 days. You can get a signature guarantee at financial institutions such as a bank or brokerage house. We do not accept notarized signatures.
o        Mail to: Stagecoach Funds
                  PO Box 8266
                  Boston, MA 02266-8266






Your Account (Cont'd)

BY PHONE

o    Call  Shareholder  Services to request a  redemption  of at least $100.  Be prepared to provide your account number and Taxpayer Identification Number.
o    Unless you have  instructed us  otherwise,  only one account owner needs to call in redemption requests.
o    You may  request  that  redemption  proceeds  be sent to you by  check,  by transfer  into  an  ACH-linked  bank  account,  or  by  wire.  Please  call
     Shareholder  Services  regarding  requirements for linking bank accounts or for wiring  funds.  We reserve  the right to charge a fee for wiring  funds although it is not currently our practice to do so.
o    Telephone  privileges  are  automatically  made available to you unless you specifically decline them on your Application or subsequently in writing.
o    Telephone privileges allow us to accept transaction  instructions by anyone representing  themselves  as the  shareholder  and who provides  reasonable
     confirmation   of  their   identity,   such  as   providing   the  Taxpayer
     Identification  Number on the account. We will not be liable for any losses incurred if we follow  telephone  instructions we reasonably  believe to be genuine.

o We will not mail the proceeds of a telephone redemption request if the address on your account was changed by phone in the last 30 days.

o        Call:  1-800-222-8222

GENERAL NOTES FOR SELLING SHARES

o We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times are processed on the same business day.
o        Your redemptions are net of any applicable CDSC.
o If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There maybe special requirements that supersede the directions in this Prospectus.
o We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or Systematic Purchase
     Plan have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.
o Generally, we pay redemption requests in cash, unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.







Additional Services and Other Information

Automatic Programs:
These programs help you  conveniently  purchase and/or redeem shares each month.
Once you select a Plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

o Systematic Purchase Plan - With this program, you can regularly purchase shares of a Stagecoach Fund with money automatically transferred from a linked bank account. Simply select the Fund you would like to purchase, and specify an amount of at least $100.

o Systematic Exchange Plan - With this program, you can regularly exchange shares of a Stagecoach Fund you own for shares of another Stagecoach Fund.
     The exchange amount must be at least $100. See the "Exchanges" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

o Systematic Withdrawal Plan - With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100. To participate in this program, you:
o must have a Fund account valued at $10,000 or more; o must have your distributions reinvested; and o may not simultaneously participate in the Systematic Purchase Plan.

It generally takes about ten days to establish a plan once we have received your
instructions.   It  generally   takes  about  five  days  to  change  or  cancel
participation in a plan. We automatically cancel your program if the linked bank account you specified is closed.

Dividend and Capital Gain Distributions
The Funds in this Prospectus pay any dividends monthly and make capital gains distributions annually.

We offer the following distribution options:

o    Automatic  Reinvestment  Option - Lets you buy new shares of the same class of the Fund that generated the distributions.  The new shares are purchased
     at  NAV  generally  on  the  day  the  income  is  paid.   This  option  is
     automatically assigned to your account unless you specify another plan.

o Check Payment Option - Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

o Bank Account Payment Option - Allows you to receive distributions directly in a checking or savings account through ACH. The bank account must be linked to your Wells Fargo Fund account. In order to establish a new linked bank account, you must sent a written signature guaranteed instruction along with a copy of a voided check or deposits slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically re-invested.


  Additional Services and Other Information (Cont'd)

o    Directed  Distribution Purchase Option - Lets you buy shares of a different
     Wells Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchased in both Funds prior to establishing this option.

  Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

  Taxes
  The following  discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus.  The discussion summarizes only some of the important tax  considerations  that affect the Funds and you as a shareholder.
  It is not  intended  as a  substitute  for careful  tax  planning.  You should consult your tax advisor about your specific tax situation. Federal income tax
  considerations   are   discussed   further  in  the  Statement  of  Additional
  Information.

  Dividends distributed from the Funds attributable to their net interest income from tax-exempt securities will not be subject to federal income tax.
  Dividends distributed from these and the other Funds attributable to their income from other investments and net short-term capital gain (generally, the excess of net short-term capital gains over net long-term capital losses) will be taxable to you as ordinary income. Corporate shareholders may be able to deduct a portion of their dividends when determining their taxable income.

  We will  pass on to you any net  capital  gain  (generally  the  excess of net long-term  capital gains over net short-term  capital losses) earned by a Fund as a capital  gain  distribution.  In  general,  these  distributions  will be taxable to you as  long-term  capital  gains which may qualify for taxation at
  preferential   rates  in  the  hands  of   non-corporate   shareholders.   Any
  distribution that is not from net investment income, short term capital gains, or  net  capital  gain  may  be  characterized  as  a  return  of  capital  to shareholders.





Portfolio Managers

Stephen Galiani, has co-managed the Arizona Tax-Free Fund since January 1997, when he joined Wells Fargo/WCM. Mr. Galiani worked for Qualivest Capital
Management,  where he was a Senior Portfolio Manager from May 1995 until joining
WCM, and was president and portfolio  manager of Galiani Asset  Management Corp.
from March 1990. He is currently Manager of Tax-Exempt Securities investing at WCM.

David Klug, has co-managed the California Tax-Free Bond Fund since January 1992.
Mr. Klug has been with Wells Fargo/WCM for over 15 years and is currently a Senior Tax-Exempt Specialist.

Laura Milner,  has co-managed  the California  Tax-Free Bond Fund since November
1992. She has been with Wells Fargo/WCM for over ten years and is currently a Senior Tax-Exempt Specialist.






Glossary

We provide the following  definitions to assist you in reading this  Prospectus.
For a more complete understanding of these terms you should consult your financial advisor.

ACH
Refers to the  "Automated  Clearing  House"  system  maintained  by the  Federal
Reserve Bank which allows banks to process checks, transfer funds and perform other tasks.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Below Investment-Grade
Securities  rated  BBB or  lower  by S&P or Baa or  lower  by  Moody's  Investor
Services, or that may be unrated securities or securities considered to be "high risk."

Business Day
Any day the New York Stock Exchange is open is a business day for the Funds.

Current Income
Earnings in the form of dividends or interest as opposed to capital growth.  See also "total return."

Debt Securities
Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Diversified
A diversified fund, as defined by the Investment Company Act of 1940, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds' total assets.

Duration
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.




Glossary (Cont'd)

FHLMC
FHLMC securities are commonly known as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

FNMA
FNMA  securities  are known as "Fannie Maes" are issued by the Federal  National
Mortgage Association, and FHLMC securities as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

Gateway Fund
A Fund that invests its assets in one or more core portfolios, instead of directly in securities, to achieve its investment objective. Gateway funds investing in the same core portfolio can enhance their investment opportunities and reduce their expense ratios through sharing the costs and benefits of managing a large pool of assets.

GNMA
GNMA securities are commonly known as "Ginnie Maes" and are issued by the Government National Mortgage Association.

Illiquid Security
A security which cannot be readily sold, or cannot be readily sold without negatively affecting its fair price.

Investment-Grade Debt
A type of bond rated in the top four investment categories by a nationally recognized ratings organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Municipal securities
Debt  obligations of a state or local government  entity.  The funds may support
general  governmental  needs  or  special  projects.   Virtually  all  municipal
securities  are exempt from federal  income taxes and most are exempt from state and local income taxes, at least in the state of issue.

Nationally Recognized Rating Organization ("NRRO")
A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.




Glossary (Cont'd)

Options
An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Public Offering Price ("POP") The NAV with the sales load added.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent
A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number
Usually  the  social   security   number  for  an  individual  or  the  Employer
Identification Number for a corporation.

Total Return
The total value of capital growth and the value of all distributions, assuming that distributions were used to purchase additional shares of the Funds.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Weighted-Average Maturity
The  average   maturity   for  the  debt   securities   in  a  portfolio   on  a
dollar-for-dollar basis.






STAGECOACH FUNDS

You may wish to review the following documents:

Statement of Additional Information
supplements the disclosures made by this Prospectus. The Statement of Additional
Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

Annual/Semi-Annual Report
Provides  certain  financial  and  other  important   information   including  a
discussion of the market conditions and investment strategies that significantly affected Fund performance, for the most recent reporting period.

These documents are available free of charge:

Call 1-800-222-8222, or

Write to:
Stagecoach Funds
PO Box 8266
Boston, MA  02266-8266

Visit the SEC's web site:
http://www.sec.gov, or

Request copies for a fee by writing to:
SEC Public Reference Room, Washington, DC  20549-6009
(call:  1-800-SEC-0330 for details)





                          --------------------------------------------------
ICA Reg. No. 811-6419     NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE  SFI TF (11/99)
                          --------------------------------------------------







                                             November 1, 1999

             Stagecoach Tax-Free Income Funds
                  Prospectus


Arizona Tax-Free Fund      Please read this Prospectus and keep it for
                           future reference.  It is designed to provide you
California Tax-Free with important  information and to help you Bond Fund decide if a Fund's goals match your own.

California Tax-Free        Federal law requires us to update this
    Income Fund            Prospectus annually.  Federal law does not
                           allow us to satisfy Prospectus delivery
National Tax-Free          requirements by sending one Prospectus
   Fund                    for all accounts and people within a
                           household.  Therefore, if you own the same
Oregon                     Tax-Free  Fund  Fund in more than one  account  or if
                           several  people in your  household own the same Fund,
                           you will receive multiple Prospectuses.

Institutional              Class  These  securities  have not been  approved  or
                           disapproved  by  the  U.S.  Securities  and  Exchange
                           Commission  ("SEC"),  nor has the SEC passed upon the
                           accuracy  or  adequacy   of  this   Prospectus.   Any
                           representation to the contrary is a criminal offense.

                           Fund shares are NOT deposits or other obligations of,
                           or issued,  endorsed  or  guaranteed  by Wells  Fargo
                           Bank,  N.A.  ("Wells  Fargo  Bank")  or  any  of  its
                           affiliates. Fund shares are NOT insured or guaranteed
                           by the U.S. Government, the Federal Deposit Insurance
                           Corporation   ("FDIC")  or  any  other   governmental
                           agency.  AN  INVESTMENT  IN A FUND  INVOLVES  CERTAIN
                           RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.





  Table of Contents

Overview                              Objectives, Principal
                                         Strategies and Fund Specific Risks
This section contains                 Summary of Important Risks
important summary                     Performance History
information about the                 Summary of Expenses
Funds.                                Key Information


The Funds                             Arizona Tax-Free Fund
                                      California Tax-Free Bond Fund
This section contains                 California Tax-Free Income Fund
important information                 National Tax-Free Fund
about the individual                  Oregon Tax-Free Fund
Funds.

                                      General Investment Risks
                                      Organization and Management
                                         of the Funds


Your Account

Turn to this section for              Your Account
information on how to                    How to Buy Shares
open an account and                      How to Sell Shares
how to buy, sell and                  Exchanges
exchange Fund shares.




Reference

Look here for additional              Other Information
information and term                  Portfolio Managers
definitions.                          Glossary






Stagecoach Tax-Free Income Funds Overview

Arizona Tax-Free Fund

Objective
Seeks current income exempt from federal income tax and Arizona personal income tax.

Principal Strategy
We invest primarily in investment grade Arizona municipal securities of varying maturities.

Fund Specific Risks
Since we invest heavily in Arizona municipal securities, events in Arizona are likely to affect the Fund's investments. The Arizona economy is based on services, manufacturing, mining, tourism and the military. Adverse conditions affecting these sectors could have a disproportionate impact on Arizona municipal securities. Under its Constitution, Arizona is not permitted to issue general obligation bonds secured by the State's full faith and credit. However, agencies and instrumentalities of Arizona are authorized to issue bonds secured by revenues, and local governments are also authorized to incur indebtedness.
The Fund relies on the availability of such securities for investment. We may invest up to 25% or more of our assets in Arizona municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

California Tax-Free Bond Fund

Objective
Seeks current income exempt from federal income tax and California personal income tax.

Principal Strategy
We invest primarily in medium- to long-term investment grade California municipal securities.

Fund Specific Risks
Since we invest heavily in California municipal securities, events in California are likely to affect the Fund's investments.  For example,  California exports a significant portion of its economic production to various pacific rim countries.
The  current   economic   crisis  in  Asia,   while   recovering,   may  have  a
disproportionate impact on California municipal securities.  In addition, we may invest up to 25% or more of our assets in California  municipal  securities that are related in such a way that  political,  economic  or  business  developments affecting  one  obligation  would  affect the others.  For  example,  we may own different  obligations  that  pay  interest  based  on the  revenue  of  similar projects.

California Tax-Free Income Fund

Objective
Seeks current income exempt from federal income tax and California personal income tax.

Principal Strategy
We invest primarily in short- and intermediate-term investment grade California municipal securities.

Fund Specific Risks
Since we invest heavily in California municipal securities, events in California are likely to affect the Fund's investments.  For example,  California exports a significant portion of its economic production to various pacific rim countries.
The  current   economic   crisis  in  Asia,   while   recovering,   may  have  a
disproportionate impact on California municipal securities.  In addition, we may invest up to 25% or more of our assets in California  municipal  securities that are related in such a way that  political,  economic  or  business  developments affecting  one  obligation  would  affect the others.  For  example,  we may own different  obligations  that  pay  interest  based  on the  revenue  of  similar projects.

National Tax-Free Fund

Objective
Seeks current income exempt from federal income tax.

Principal Strategy
We invest primarily in investment grade municipal securities with average maturities between 10 and 20 years.

Fund Specific Risks
Up to 25% or more of our assets invested in municipal  securities may be related in such a way that political,  economic or business  developments  affecting one
obligation  would  affect  the  others.  For  example,   we  may  own  different
obligations that pay interest based on the revenue of similar projects.

Oregon Tax-Free Fund

Objective
Seeks current income exempt from federal income tax and Oregon personal income tax.

Principal Strategy
We invest primarily in investment grade Oregon municipal securities of varying maturities.

Fund Specific Risks
Since we invest heavily in Oregon municipal securities, events in Oregon are likely to affect the Fund's investments. Oregon does not have a sales tax, and state tax revenues, derived principally from corporate and personal income taxes are particularly sensitive to economic recessions. In addition, we may invest up to 25% or more of our assets in Oregon municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect others. For example, we may own different obligations that pay interest based on the revenue of similar projects.





Summary of Important Risks

   This section summarizes important risks that are common to all of the Funds described in this Prospectus, and important risks that relate specifically to particular Funds. Both are important to your investment choice. Additional information about these and other risks is included in:

o the individual Fund descriptions later in this Prospectus; o under the "General Investment Risks" section beginning on page 34; and o in the Fund's
Statement of Additional Information.

   An investment in a Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a Fund.

   Common Risks for the Funds

   The Funds may invest in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in a Fund's portfolio, including U.S. Government obligations.
   Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in a Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

   The Funds invest in municipal securities that rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features.
   The Funds reserve the right to invest up to 35% of their assets in specific types of municipal revenue bonds, such as housing revenue and essential services (water and sewer, electricity) bonds, although the Funds generally do not intend to do so and none of the Funds arise so invested as of the date of this Prospectus. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

   Although we strive to invest in municipal securities and other securities with interest is exempt from federal personal income taxes, including the federal AMT, some income earned by Fund investments may be subject to such taxes.

   Tax-Free Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal and, in some cases, state personal income tax. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.

   Tax-Free Funds are generally considered non-diversified according to the Investment Company Act of 1940, as amended ("1940 Act"). The majority of the issuers of the securities in the Funds' portfolio are located within one state. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative affect than a similar default in a diversified portfolio.
   The National Tax-Free Fund is considered to be diversified. All other Funds in this Prospectus are considered non-diversified.





   Performance History

   The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns from inception, and for one-, five- and ten-year periods (as applicable) are compared to the performance of an appropriate broad-based index.

   Please remember that past performance is no guarantee of future results.

   Arizona Tax-Free Fund Institutional Class Calendar Year Returns (%)*

                                   [BAR CHART]

                    1993                               10.55
                    1994                                -3.30
                    1995                               13.77
                    1996                                 3.66
                    1997                                 8.92
                    1998                                 5.20


   Best Qtr.:  Q1 '95: 5.51%        Worst Qtr.:  Q1 '94: -3.71%

   *   The Fund's year-to-date performance through September 30, 1999 was -4.39%.

   Average annual total return (%)

                                                                                              Since
   for the period ended 12/31/98                       1 Year            5 Years            Inception

   Institutional Class (Incept. 10/1/95)1               5.20               5.50                6.69

   LB Muni Index2                                       6.54               6.24                7.59

   1   Performance shown for periods prior to the inception of the Institutional
       Class reflects the  performance of the Class A shares adjusted to reflect
       Institutional Class fees and expenses. Returns reflect applicable sales charges.

   2   Lehman Brothers Municipal Bond Index.





   California Tax-Free Bond Fund Institutional Class Calendar Year Returns (%)*

                                   [BAR CHART]

                    1989                               10.73
                    1990                                 6.48
                    1991                               11.62
                    1992                                 9.01
                    1993                               12.98
                    1994                                -4.32
                    1995                               16.39
                    1996                                 4.03
                    1997                                 9.17
                    1998                                 6.87


   Best Qtr.:  Q2 '89: 6.71%        Worst Qtr.:  Q1 '94: -4.06%

   *   The Fund's year-to-date performance through September 30, 1999 was -2.20%.

   Average annual total return (%)


   for the period ended 12/31/98                        1 Year             5 Years           10 Years

   Institutional Class (Incept. 12/15/97)1               6.87               6.17               8.14

   LB Muni Index2                                        6.54               6.24               8.22

     1    Performance   shown  for  periods   prior  to  the  inception  of  the
          Institutional Class reflects the performance of the Class A shares.

     2    Lehman Brothers Municipal Bond Index.





   California Tax-Free Income Fund Institutional Class Calendar Year Returns (%)*

                                   [BAR CHART]

                    1993                                7.10
                    1994                               -1.10
                    1995                                9.14
                    1996                                3.85
                    1997                                5.13
                    1998                                5.46


   Best Qtr.:  Q1 '95: 3.41%        Worst Qtr.:  Q1 '94: -1.85%

   *   The Fund's year-to-date performance through September 30, 1999 was -0.26%.

   Average annual total return (%)1

                                                                                              Since
   for the period ended 12/31/98                       1 Year              5 Years          Inception

   Institutional Class (Incept. 11/18/92)               2.04                 4.58             4.44

   LB 3 year Muni Index2                                5.20                 4.90             4.86

   1   Returns reflect  applicable sales charges.  Performance shown for periods
       prior  to  the  inception  of  the   Institutional   Class  reflects  the
       performance of the Class A shares.

   2   Lehman Brothers Three-Year Municipal Bond Index.





   National Tax-Free Fund Institutional Class Calendar Year Returns (%)*

                                   [BAR CHART]

                    1993                                 8.29
                    1994                                -4.33
                    1995                               14.53
                    1996                                 3.28
                    1997                                 8.99
                    1998                                 5.79


   Best Qtr.:  Q1 '95: 5.75%        Worst Qtr.:  Q1 '94: -4.18%

   *   The Fund's year-to-date performance through September 30, 1999 was -4.42%.

   Average annual total return (%)

                                                                                             Since
   for the period ended 12/31/98                     1 Year             5 Years            Inception

   Institutional Class (Incept. 10/1/95)1             5.79                5.46                6.02

   LB Muni Index2                                     6.54                6.24                6.22

     1    Performance   shown  for  periods   prior  to  the  inception  of  the
          Institutional Class reflects the performance of the Class A shares.

     2    Lehman Brothers Municipal Bond Index.





   Oregon Tax-Free Fund Institutional Class Calendar Year Returns (%)*

                                   [BAR CHART]

                    1989                                 8.25
                    1990                                 6.02
                    1991                               10.57
                    1992                                 8.03
                    1993                               12.38
                    1994                                -6.49
                    1995                               15.84
                    1996                                 3.45
                    1997                                 8.82
                    1998                                 5.51


   Best Qtr.:  Q1 '95: 6.90%        Worst Qtr.:  Q1 '94: -5.31%

   *   The Fund's year-to-date performance through September 30, 1999 was -3.13%.

   Average annual total return (%)


   for the period ended 12/31/98                   1 Year              5 Years              10 Years

   Institutional Class (Incept. 10/1/95)            5.51                 5.17                 7.08

   LB Muni Index2                                   6.54                 6.24                 8.22

     1    Performance   shown  for  periods   prior  to  the  inception  of  the
          Institutional Class reflects the performance of the Class A shares.

     2    Lehman Brothers Municipal Bond Index.







  Summary of Expenses

  These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares.

-------------------------------------- ---------------


Shareholder Fees                       All Funds
                                       Institutional
                                       Class
-------------------------------------- ---------------
Maximum sales charge (load)
   imposed on purchases (as a
percentage of
   offering price)                       4.50%
-------------------------------------- ---------------
Maximum deferred sales charge (load)
   (as a percentage of the lower of      None
  the net asset value ("NAV") at
  purchase or the NAV at redemption)
-------------------------------------- ---------------


Annual Fund Operating Expenses (Expenses that are deducted from
   Fund Assets)

----------------------- --------------------- --------------------- -----------------
                                              California Tax-Free      California
                                                                        Tax-Free
                          Arizona Tax-Free         Bond Fund          Income Fund
                                Fund
                        --------------------- --------------------- -----------------
                        --------------------- --------------------- -----------------
                           Institutional         Institutional       Institutional
                               Class                 Class               Class
-----------------------
                        --------------------- --------------------- -----------------
Management Fees                0.50%                 0.50%               0.50%
----------------------- --------------------- --------------------- -----------------
----------------------- --------------------- --------------------- -----------------
Other Expenses                 0.96%                 0.51%               0.80%
----------------------- --------------------- --------------------- -----------------
TOTAL ANNUAL FUND
   OPERATING
   EXPENSES1                   1.46%                 1.01%               1.30%
----------------------- --------------------- --------------------- -----------------



----------------------- --------------------- ---------------------
                         National Tax-Free    Oregon Tax-Free Fund
                                Fund
                        --------------------- ---------------------
                        --------------------- ---------------------
                           Institutional         Institutional
                               Class                 Class
-----------------------
                        --------------------- ---------------------
Management Fees                0.50%                 0.50%
----------------------- --------------------- ---------------------
----------------------- --------------------- ---------------------
Other Expenses                 0.83%                 0.82%
----------------------- --------------------- ---------------------
TOTAL ANNUAL FUND
   OPERATING
   EXPENSES1                   1.33%                 1.32%
----------------------- --------------------- ---------------------

------------------
1 Expense  information  in the table has been restated to reflect  current fees.
  The actual  expenses  incurred  by the Funds  will be lower than the  contract amounts shown above in certain instances as a result of voluntary fee waivers.







Summary of Expenses (Cont'd)

Example of Expenses
These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------- ---------------------- ---------------------------- ----------------
                                           California Tax-Free        California
                                                                       Tax-Free
                Arizona Tax-Free Fund           Bond Fund             Income Fund
                ---------------------- ---------------------------- ----------------
                ---------------------- ---------------------------- ----------------
                    Institutional             Institutional          Institutional
                        Class                     Class                  Class
---------------
                ---------------------- ---------------------------- ----------------
1 YEAR                  $ 149                     $ 103                  $ 132
--------------- ---------------------- ---------------------------- ----------------
3 YEARS                 $ 462                     $ 322                  $ 412
--------------- ---------------------- ---------------------------- ----------------
5 YEARS                 $ 797                     $ 558                  $ 713
--------------- ---------------------- ---------------------------- ----------------
10 YEARS               $1,746                    $1,236                 $1,568
--------------- ---------------------- ---------------------------- ----------------


--------------- ---------------------- ----------------------------

                  National Tax-Free       Oregon Tax-Free Fund
                        Fund
                ---------------------- ----------------------------
                ---------------------- ----------------------------
                    Institutional             Institutional
                        Class                     Class
---------------
                ---------------------- ----------------------------
1 YEAR                  $ 135                     $ 134
--------------- ---------------------- ----------------------------
3 YEARS                 $ 421                     $ 418
--------------- ---------------------- ----------------------------
5 YEARS                 $ 729                     $ 723
--------------- ---------------------- ----------------------------
10 YEARS               $1,601                    $1,590
--------------- ---------------------- ----------------------------






Key Information

Important information you should look for as you decide to invest in a Fund:

The summary information on the previous pages is designed to provide you with an
overview  of  each  Fund.   The  sections  that  follow  provide  more  detailed
information about the investments and management of each Fund.

Investment Objective and Investment Strategies
The investment objective of each Fund in this Prospectus is fundamental, that is, it can be changed only by a vote of the shareholders. The objectives and strategies descriptions for each Fund tell you:
o        what the Fund is trying to achieve;
o        how we intend to invest your money; and
o what makes a Fund different from the other Funds offered in this Prospectus.

Permitted Investments
A summary of the Fund's key permitted investments and practices.

Important Risk Factors
Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "General Investment Risks" sections.

Words appearing in italicized print are defined in the Glossary.






Arizona Tax-Free Fund

Portfolio Managers:                         Stephen Galiani

Investment Objective
The Arizona Tax-Free Fund seeks to provide investors with current income exempt from federal income tax and Arizona personal income tax.

Investment Strategies
We actively manage a portfolio of municipal securities and we buy municipal securities of any maturity length. The portfolio's dollar-weighted average maturity will vary depending on market conditions, economic conditions including interest rates, the differences in yields between obligations of different maturity lengths and other factors. Generally speaking, we will attempt to capture greater total return by increasing maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when interest rates are expected to increase.

Permitted Investments
Under normal market conditions, we invest:

o at least 80% of net assets in municipal securities that pay interest exempt from federal income tax; o at least 65% of total assets in municipal securities that pay interest exempt from Arizona personal income tax; and o in municipal securities rated in the four highest credit categories by nationally recognized rating organizations ("NRROs").

We may invest up to 20% of net assets in certain investments subject to federal personal income taxes (including the federal AMT).

We may temporarily hold assets in cash or in money market instruments, including
U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During such periods, the Fund may not achieve its investment objective of current income exempt from federal income tax and Arizona personal income tax.

Important Risk Factors
The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the Fund's portfolio are located within Arizona. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative affect than a similar default in a diversified portfolio.

Since we invest heavily in Arizona municipal securities, events in Arizona are likely to affect the Fund's investments. The Arizona economy is based on services, manufacturing, mining, tourism and the military. Adverse conditions affecting these sectors could have a disproportionate impact on Arizona municipal securities. Under its Constitution, Arizona is not permitted to issue general obligations bonds secured by the State's full faith and credit. However, agencies and instrumentalities of Arizona are authorized to issue bonds secured by revenues, and local governments are also authorized to incur indebtedness.
The Fund relies on the availability of such securities for investment. We may invest up to 25% or more of our assets in Arizona municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Although we strive to invest in municipal securities and other securities with interest that is exempt from federal personal income taxes, including the federal AMT, some interest earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 5; the "General Investment Risks" section beginning on page 34; and the specific risks listed here. They are all important to your investment choice.





Arizona Tax-Free Fund1 Financial Highlights

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). KPMG LLP audited this information subsequent to September 30, 1995, which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

FOR A SHARE OUTSTANDING

                                                        INSTITUTIONAL CLASS SHARES-- COMMENCED ON OCTOBER 1, 1995

                                                        --------------------------- ------------------------------
                                                              June 30, 1999                June 30, 19983

                                                        --------------------------- ------------------------------
For the period ended:

Net asset value, beginning of period                              $10.79                       $10.78

Income from investment operations:
   Net investment income (loss)                                    0.47                         0.12
   Net realized and unrealized gain (loss)
      on investments                                              (0.37)                        0.01

Total from investment operations                                   0.10                         0.13

Less distributions:
   Dividends from net investment income                           (0.47)                       (0.12)
   Distributions from net realized gain                           (0.19)                        0.00

Total from distributions                                          (0.66)                       (0.12)

Net asset value, end of period                                    $10.23                       $10.79

Total return (not annualized)2                                    0.76%                         1.19%

Ratios/supplemental data:
   Net assets, end of period (000s)                               $9,556                       $10,995

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                        0.72%                         0.68%
   Ratio of net investment income (loss) to
      average net assets                                          4.33%                         4.36%

Portfolio turnover                                                 56%                           14%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)               1.46%                         1.55%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                          3.59%                         3.49%

------------------------------------------------------- --------------------------- ------------------------------
1   The Fund  operated as the  Arizona  Intermediate  Tax-Free  Fund of Westcore
    Trust and was  advised by First  Interstate  Bank of Oregon,  N.A.  from its commencement  of operations on March 2, 1992 until it was  reorganized  as a series of  Pacifica  Funds Trust on October 1, 1995,  when First  Interstate
    Capital    Management,    Inc.   ("FICM")   assumed   investment    advisory
    responsibilities.  In connection with the merger of First Interstate Bancorp into Wells  Fargo & Co. on April 1, 1996,  FICM was  renamed as Wells  Fargo
    Investment Management,  Inc. The Fund operated as a series of Pacifica Funds
    Trust until it was  reorganized  as a series of  Stagecoach  Funds,  Inc. on
    September 6, 1996. In conjunction with the September 6, 1996 reorganization, existing  Investor shares were converted into Class A shares of the Fund and
    WFB assumed investment advisory responsibilities.
2 Total returns do not include any sales charges.  3 The Fund changed its fiscal year-end  from March 31 to June 30. 4 The Fund changed its fiscal  year-end from
September 30 to March 31.




FOR A SHARE OUTSTANDING

                                                        INSTITUTIONAL CLASS SHARES-- COMMENCED ON OCTOBER 1, 1995

                                                        ------------------- ------------------- ------------------
                                                          March 31, 1998     March 31, 19974     Sept. 30, 1996

                                                        ------------------- ------------------- ------------------
For the period ended:

Net asset value, beginning of period                          $10.44              $10.44             $10.71

Income from investment operations:
   Net investment income (loss)                                0.49                0.25               0.49
   Net realized and unrealized gain (loss)
      on investments                                           0.54                0.00              (0.10)

Total from investment operations                               1.03                0.25               0.39

Less distributions:
   Dividends from net investment income                       (0.49)              (0.25)             (0.49)
   Distributions from net realized gain                       (0.20)               0.00              (0.17)

Total from distributions                                      (0.69)              (0.25)             (0.66)

Net asset value, end of period                                $10.78              $10.44             $10.44

Total return (not annualized)2                                9.99%               2.38%               3.74%

Ratios/supplemental data:
   Net assets, end of period (000s)                          $12,029             $14,349             $15,577

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                    0.44%               0.40%               0.48%
   Ratio of net investment income (loss) to
      average net assets                                      4.52%               4.73%               4.63%

Portfolio turnover                                             127%                77%                 42%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)           1.55%               1.50%               1.20%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                      3.41%               3.63%               3.91%

------------------------------------------------------- ------------------- ------------------- ------------------

2 Total returns do not include any sales charges. 4 The Fund changed its fiscal year-end from September 30 to March 31.




California Tax-Free Bond Fund

Portfolio Managers:                         Laura Milner
                                            David Klug

Investment Objective
The California Tax-Free Bond Fund seeks to provide investors with a high level of current income exempt from federal income tax and California personal income tax, while preserving capital, by investing in medium- to long-term investment grade municipal securities.

Investment Strategies
We actively manage a portfolio of investment grade municipal securities. We buy municipal securities of any maturity length, but we invest substantially all of our assets in securities with remaining maturities of 2 to 10 years (medium term) or 10 years or longer (long term). We have some flexibility in setting the portfolio's dollar-weighted average maturity. Generally speaking, we will attempt to capture greater total return by increasing dollar-weighted average maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when interest rates are expected to increase.

Permitted Investments
Under normal market conditions, we invest:

o at least 80% of net assets in municipal securities that pay interest exempt from federal income tax; o at least 65% of total assets in municipal securities that pay interest exempt from California personal income tax; and o in municipal securities rated in the four highest credit categories by NRROs.

We may invest up to 20% of net assets in certain investments subject to federal personal income taxes (including the federal AMT).

We may temporarily hold assets in cash or in money market instruments, including
U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During such periods, the Fund may not achieve its investment objective of a high level of current income exempt from federal income tax and California personal income tax.

Important Risk Factors
The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within California.
Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative affect than a similar default in a diversified portfolio.

Since we invest heavily in California municipal securities, events in California are likely to affect the Fund's investments.  For example,  California exports a significant portion of its economic production to various pacific rim countries.
The  current   economic   crisis  in  Asia,   while   recovering,   may  have  a
disproportionate impact on California municipal securities.  In addition, we may invest up to 25% or more of our assets in California  municipal  securities that are related in such a way that  political,  economic  or  business  developments affecting  one  obligation  would  affect the others.  For  example,  we may own different  obligations  that  pay  interest  based  on the  revenue  of  similar projects.

Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Although we strive to invest in municipal securities and other securities with interest that is exempt from federal personal income taxes, including the federal AMT, some interest earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 5; the "General Investment Risks" section beginning on page 34; and the specific risks listed here. They are all important to your investment choice.





California Tax-Free Bond Fund Financial Highlights

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

FOR A SHARE OUTSTANDING

                                                        INSTITUTIONAL CLASS SHARES--COMMENCED
                              ON DECEMBER 15, 1997

                                                        ----------------- ------------------ ----------------
                                                         June 30, 1999     June 30, 19981     Dec. 31, 1997

                                                        ----------------- ------------------ ----------------
For the period ended:

Net asset value, beginning of period                         $11.40            $11.35            $11.32

Income from investment operations:
   Net investment income (loss)                               0.52              0.26              0.03
   Net realized and unrealized gain (loss)
      on investments                                         (0.22)             0.05              0.03

Total from investment operations                              0.30              0.31              0.06

Less distributions:
   Dividends from net investment income                      (0.52)            (0.26)            (0.03)
   Distributions from net realized gain                      (0.15)             0.00              0.00

Total from distributions                                     (0.67)            (0.26)            (0.03)

Net asset value, end of period                               $11.03            $11.40            $11.35

Total return (not annualized)                                2.46%              2.80%             0.49%

Ratios/supplemental data:
   Net assets, end of period (000s)                         $73,625            $82,577           $84,113

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                   0.72%              0.69%             0.63%
   Ratio of net investment income (loss) to
      average net assets                                     4.50%              4.69%             4.79%

Portfolio turnover                                            17%                15%               12%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)          1.01%              0.98%             0.92%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                     4.21%              4.40%             4.50%

------------------------------------------------------- ----------------- ------------------ ----------------
1   The Fund changed its fiscal year-end from December 31 to June 30.






California Tax-Free Income Fund

Portfolio Managers:                         Laura Milner
                                            David Klug

Investment Objective
The California Tax-Free Income Fund seeks to provide investors with a high level of current income exempt from federal income tax and California personal income tax, while preserving capital.

Investment Strategies
We  actively  manage a  portfolio  of  municipal  securities.  We buy  municipal securities  of  any  maturity  length,  but we  primarily  buy  securities  with remaining  maturities  of  less  than  2  years  (short-term)  or 2 to 10  years
(medium-term).   We  have  some   flexibility   in   setting   the   portfolio's
dollar-weighted average maturity. Generally speaking, we will attempt to capture greater  total return by  increasing  dollar-weighted  average  maturity when we expect interest rates to decline,  and attempt to preserve capital by shortening maturity  when  interest  rates are  expected to increase.  Under normal  market conditions,  the average expected  duration of the Fund's  portfolio  securities will be from 1 to 5 years.

Permitted Investments
Under normal market conditions, we invest:

o at least 80% of net assets in municipal securities that pay interest exempt from federal income tax; o at least 65% of total assets in municipal securities that pay interest exempt from California personal income tax; and o in municipal securities rated in the four highest credit categories by NRROs.

We may invest up to 20% of net assets in certain investments subject to federal personal income taxes (including the federal AMT).

We may temporarily hold assets in cash or in money market instruments, including
U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During such periods, the Fund may not achieve its investment objective of a high level of current income exempt from federal income tax and California personal income tax.

Important Risk Factors
Since we invest heavily in California municipal securities, events in California are likely to affect the Fund's investments.  For example,  California exports a significant portion of its economic production to various pacific rim countries.
The  current   economic   crisis  in  Asia,   while   recovering,   may  have  a
disproportionate impact on California municipal securities.  In addition, we may invest up to 25% or more of our assets in California  municipal  securities that are related in such a way that  political,  economic  or  business  developments affecting  one  obligation  would  affect the others.  For  example,  we may own different  obligations  that  pay  interest  based  on the  revenue  of  similar projects.

The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within California.
Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographical areas. Default by a single security in the portfolio may have a greater negative affect than a similar default in a diversified portfolio.

Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Although we strive to invest in municipal securities and other securities with interest that is exempt from federal personal income taxes, including the federal AMT, some interest earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 5; the "General Investment Risks" section beginning on page 34; and the specific risks listed here. They are all important to your investment choice.





California Tax-Free Income Fund Financial Highlights

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

FOR A SHARE OUTSTANDING

                                                        INSTITUTIONAL CLASS SHARES--COMMENCED
                              ON SEPTEMBER 6, 1996

                                                        ------------------ ------------------ -------------------
                                                          June 30, 1999     June 30, 19981      March 31, 1998

                                                        ------------------ ------------------ -------------------
For the period ended:

Net asset value, beginning of period                         $10.27             $10.27              $10.11

Income from investment operations:
   Net investment income (loss)                               0.39               0.10                0.39
   Net realized and unrealized gain (loss)
      on investments                                         (0.08)              0.00                0.19

Total from investment operations                              0.31               0.10                0.58

Less distributions:
   Dividends from net investment income                      (0.39)             (0.10)              (0.39)
   Distributions from net realized gain                      (0.12)              0.00               (0.03)

Total from distributions                                     (0.51)             (0.10)              (0.42)

Net asset value, end of period                               $10.07             $10.27              $10.27

Total return (not annualized)                                 2.96%              0.94%              5.91%

Ratios/supplemental data:
   Net assets, end of period (000s)                          $7,633             $7,559              $7,069

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                    0.70%              0.70%              0.62%
   Ratio of net investment income (loss) to
      average net assets                                      3.75%              3.77%              3.84%

Portfolio turnover                                             68%                2%                 88%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)           1.30%              1.40%              1.17%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                      3.15%              3.07%              3.29%

------------------------------------------------------- ------------------ ------------------ -------------------
1   The Fund changed its fiscal year-end from March 31 to June 30.





FOR A SHARE OUTSTANDING

                                                        INSTITUTIONAL CLASS SHARES--COMMENCED
                              ON SEPTEMBER 6, 1996

                                                        --------------------------- ------------------------------
                                                              March 31, 1997               Sept. 30, 1996

                                                        --------------------------- ------------------------------
For the period ended:

Net asset value, beginning of period                              $10.10                       $10.06

Income from investment operations:
   Net investment income (loss)                                    0.19                         0.02
   Net realized and unrealized gain (loss)
      on investments                                               0.01                         0.04

Total from investment operations                                   0.20                         0.06

Less distributions:
   Dividends from net investment income                           (0.19)                       (0.02)
   Distributions from net realized gain                            0.00                         0.00

Total from distributions                                          (0.19)                       (0.02)

Net asset value, end of period                                    $10.11                       $10.10

Total return (not annualized)                                     2.00%                         0.60%

Ratios/supplemental data:
   Net assets, end of period (000s)                               $7,061                       $10,066

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                        0.60%                         0.55%
   Ratio of net investment income (loss) to
      average net assets                                          3.73%                         3.06%

Portfolio turnover                                                 14%                           48%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)               1.05%                         0.92%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                          3.28%                         2.69%

------------------------------------------------------- --------------------------- ------------------------------
1   The Fund changed its fiscal year-end from September 30 to March 31.






National Tax-Free Fund

Portfolio Manager:                          Stephen Galiani

Investment Objective
The National Tax-Free Fund seeks current income exempt from federal income taxes.

Investment Strategies
We invest primarily in a portfolio of investment grade municipal securities. We invest at least 80% of net assets in municipal securities paying interest exempt from federal income taxes, including the federal AMT.

Permitted Investments
Under normal market conditions, we invest:

o at least 80% of net assets in municipal securities that pay interest exempt from federal income tax; o up to 20% of net assets in securities whose income is subject to federal income taxes, including the federal AMT; and o in municipal securities rated in the four highest credit categories by NRROs.

The dollar-weighted average maturity of the Fund's assets normally will be between 10 and 20 years, but may vary depending on market conditions. In general, the longer the maturity of a municipal obligation, the higher the rate of interest it pays. However, a longer maturity security is generally subject to greater interest rate risk and price volatility. We emphasize investments in municipal securities that produce interest income rather than stability of the Fund's NAV.

We may temporarily hold assets in cash or in money market instruments, including
U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During these periods, the Fund may not achieve its objective of current income exempt from federal income taxes.

Important Risk Factors

Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Although we strive to invest in municipal securities and other securities with interest that is exempt from federal personal income taxes, including the federal AMT, some interest earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 5; the "General Investment Risks" section beginning on page 34; and the specific risks listed here. They are all important to your investment choice.





National Tax-Free Fund1 Financial Highlights

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). KPMG LLP audited this information subsequent to September 30, 1995, which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

FOR A SHARE OUTSTANDING

                                                        INSTITUTIONAL CLASS SHARES--COMMENCED
                                                        ON OCTOBER 1, 1995

                                                        --------------------------- ------------------------------
                                                              June 30, 1999                June 30, 19982

                                                        --------------------------- ------------------------------
For the period ended:

Net asset value, beginning of period                              $15.97                       $15.92

Income from investment operations:
   Net investment income (loss)                                    0.77                         0.19
   Net realized and unrealized gain (loss)
      on investments                                              (0.59)                        0.05

Total from investment operations                                   0.18                         0.24

Less distributions:
   Dividends from net investment income                           (0.77)                       (0.19)
   Distributions from net realized gain                            0.00                         0.00

Total from distributions                                          (0.77)                       (0.19)

Net asset value, end of period                                    $15.38                       $15.97

Total return (not annualized)                                     1.02%                         1.51%

Ratios/supplemental data:
   Net assets, end of period (000s)                               $7,886                       $7,696

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                        0.76%                         0.76%
   Ratio of net investment income (loss) to
      average net assets                                          4.78%                         4.76%

Portfolio turnover                                                 90%                           30%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)               1.33%                         1.35%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                          4.21%                         4.17%

------------------------------------------------------- --------------------------- ------------------------------





FOR A SHARE OUTSTANDING

                                                        INSTITUTIONAL CLASS SHARES--COMMENCED
                                                        ON OCTOBER 1, 1995

                                                        ------------------- ------------------- ------------------
                                                          March 31, 1998     March 31, 19973     Sept. 30, 1996

                                                        ------------------- ------------------- ------------------
For the period ended:

Net asset value, beginning of period                          $15.17              $15.24             $15.34

Income from investment operations:
   Net investment income (loss)                                0.76                0.37               0.71
   Net realized and unrealized gain (loss)
      on investments                                           0.81               (0.07)             (0.10)

Total from investment operations                               1.57                0.30               0.61

Less distributions:
   Dividends from net investment income                       (0.76)              (0.37)             (0.71)
   Distributions from net realized gain                       (0.06)               0.00               0.00

Total from distributions                                      (0.82)              (0.37)             (0.71)

Net asset value, end of period                                $15.92              $15.17             $15.24

Total return (not annualized)                                 10.51%              1.95%               4.04%

Ratios/supplemental data:
   Net assets, end of period (000s)                           $7,654              $7,354             $7,132

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                    0.42%               0.35%               0.36%
   Ratio of net investment income (loss) to
      average net assets                                      4.82%               4.82%               4.66%

Portfolio turnover                                             78%                 86%                 73%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)           1.92%               2.03%               1.45%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                      3.32%               3.14%               3.57%

------------------------------------------------------- ------------------- ------------------- ------------------





1   The Fund operated as the Quality  Tax-Exempt  Income Fund of Westcore  Trust
    and  was  advised  by  First  Interstate  Bank  of  Oregon,  N.A.  from  its commencement of operations on January 15, 1993 until it was reorganized as a series of  Pacifica  Funds Trust on October 1, 1995,  when First  Interstate
    Capital    Management,    Inc.   ("FICM")   assumed   investment    advisory
    responsibilities.  In connection with the merger of First Interstate Bancorp into Wells  Fargo & Co. on April 1, 1996,  FICM was  renamed as Wells  Fargo
    Investment Management,  Inc. The Fund operated as a series of Pacifica Funds
    Trust until it was  reorganized  as a series of  Stagecoach  Funds,  Inc. on
    September 6, 1996.
2 The Fund  changed  its  fiscal  year-end  from March 31 to June 30. 3 The Fund changed its fiscal year-end from September 30 to March 31.






Oregon Tax-Free Fund

Portfolio Manager:                          Stephen Galiani

Investment Objective
The Oregon Tax-Free Fund seeks to provide investors with a high level of current income exempt from federal income tax and Oregon personal income tax.

Investment Strategies
We actively manage a portfolio of investment grade municipal securities and we buy municipal securities of any maturity length. The portfolio's dollar-weighted average maturity will vary depending on market conditions, economic conditions including interest rates, the differences in yields between obligations of different maturity lengths and other factors. There is no required range for the portfolio's dollar-weighted average maturity. Generally speaking, we will attempt to capture greater total return by increasing maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when interest rates are expected to increase.

Permitted Investments
Under normal market conditions, we invest:

o at least 80% of net assets in municipal securities that pay interest exempt from federal income tax; o at least 65% of total assets in municipal securities that pay interest exempt from Oregon personal income tax; and o in municipal securities rated in the four highest credit categories by NRROs.

We may invest up to 20% of net assets in certain investments subject to federal personal income taxes (including the federal AMT).

We may temporarily hold assets in cash or in money market instruments, including
U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During such periods, the Fund may not achieve its investment objective of a high level of current income exempt from federal income tax and Oregon personal income tax.

Important Risk Factors
The Fund is considered non-diversified according to the 1940 Act. The majority of the issuers of the securities in the portfolio are located within Oregon.
Non-diversified,  geographically  concentrated  Funds are riskier  than  similar
Funds that are diversified or spread their investments over several geographical areas. Default by a single security in the portfolio may have a greater negative affect than a similar default in a diversified portfolio.

Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Since we invest heavily in Oregon municipal securities, events in Oregon are likely to affect the Fund's investments. Oregon does not have a sales tax, and State tax revenues, derived principally from corporate and personal income taxes, are particularly sensitive to economic recessions. In addition, we may invest up to 25% or more of our assets in Oregon municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

Although we strive to invest in municipal securities and other securities with interest that is exempt from federal personal income taxes, including the federal AMT, some interest earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 5; the "General Investment Risks" section beginning on page 34; and the specific risks listed here. They are all important to your investment choice.




Oregon Tax-Free Fund1 Financial Highlights

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). KPMG LLP audited this information subsequent to September 30, 1995, which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

FOR A SHARE OUTSTANDING

                                                        INSTITUTIONAL CLASS SHARES--COMMENCED
                                                        ON OCTOBER 1, 1995

                                                        --------------------------- ------------------------------
                                                              June 30, 1999                June 30, 19982

                                                        --------------------------- ------------------------------
For the period ended:

Net asset value, beginning of period                              $16.82                       $16.81

Income from investment operations:
   Net investment income (loss)                                    0.76                         0.19
   Net realized and unrealized gain (loss)
      on investments                                              (0.47)                        0.01

Total from investment operations                                   0.29                         0.20

Less distributions:
   Dividends from net investment income                           (0.76)                       (0.19)
   Distributions from net realized gain                           (0.25)                        0.00

Total from distributions                                          (1.01)                       (0.19)

Net asset value, end of period                                    $16.10                       $16.82

Total return (not annualized)                                     1.62%                         1.18%

Ratios/supplemental data:
   Net assets, end of period (000s)                               $5,903                       $7,314

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                        0.62%                         0.62%
   Ratio of net investment income (loss) to
      average net assets                                          4.49%                         4.46%

Portfolio turnover                                                 54%                           24%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)               1.32%                         1.26%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                          3.79%                         3.82%

------------------------------------------------------- --------------------------- ------------------------------





FOR A SHARE OUTSTANDING

                                                      INSTITUTIONAL CLASS SHARES--COMMENCED
                                                      ON OCTOBER 1, 1995

                                                      ------------------- ------------------ -----------------
                                                        March 31, 1998     Mar. 31, 19973     Sept. 30, 1996

                                                      ------------------- ------------------ -----------------
For the period ended:

Net asset value, beginning of period                        $16.28             $16.42             $16.38

Income from investment operations:
   Net investment income (loss)                              0.79               0.39               0.72
   Net realized and unrealized gain (loss)
      on investments                                         0.82              (0.11)              0.04

Total from investment operations                             1.61               0.28               0.76

Less distributions:
   Dividends from net investment income                     (0.79)             (0.39)             (0.72)
   Distributions from net realized gain                     (0.29)             (0.03)              0.00

Total from distributions                                    (1.08)             (0.42)             (0.72)

Net asset value, end of period                              $16.81             $16.28             $16.42

Total return (not annualized)                               10.08%              1.69%             5.13%

Ratios/supplemental data:
   Net assets, end of period (000s)                         $7,635             $8,175             $8,512

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                  0.43%               0.40%             0.63%
   Ratio of net investment income (loss) to
      average net assets                                    4.72%               4.72%             4.41%

Portfolio turnover                                           82%                 90%               27%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)         1.27%               1.24%             0.93%

Ratio of net investment income (loss) to average
   net assets prior to waived fees and reimbursed
   expenses (annualized)                                    3.88%               3.88%             4.11%

----------------------------------------------------- ------------------- ------------------ -----------------
1   The Fund operated as the Oregon  Tax-Exempt  Fund of Westcore  Trust and was
    advised by First  Interstate Bank of Oregon,  N.A. from its  commencement of operations  until it was  reorganized as a series of Pacifica Funds Trust on
    October 1, 1995, when First Interstate  Capital  Management,  Inc.  ("FICM")
    assumed investment advisory responsibilities.  In connection with the merger of First  Interstate  Bancorp into Wells Fargo & Co. on April 1, 1996,  FICM was renamed as Wells Fargo Investment Management,  Inc. The Fund operated as a series of Pacifica  Funds Trust  until it was  reorganized  as a series of
    Stagecoach Funds, Inc. on September 6, 1996.
2 The Fund  changed  its  fiscal  year-end  from March 31 to June 30. 3 The Fund changed its fiscal year-end from September 30 to March 31.





General Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences.
You should carefully consider the risks common to investing in all mutual funds, including the Stagecoach Funds Trust Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 5. Other risks of mutual fund investing include the following:

o        Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.
o        We cannot guarantee that we will meet our investment objectives.
o        We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline.  We will not "make good" any investment  loss you may suffer,  nor can anyone we contract with to provide  certain  services,  such as selling agents  or  investment  advisors,  offer or  promise  to make good any such losses.
o    Share prices -- and therefore the value of your investment -- will increase and decrease  with changes in the value of the  underlying  securities  and other investments. This is referred to as price volatility.
o    Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.
o An  investment  in a single Fund,  by itself,  does not  constitute a complete investment plan.
o    Each Fund may continue to hold debt-instruments that cease to be rated by a
     NRROs or whose ratings fall below the levels  generally  permitted for such
     Fund, provided Wells Fargo deems the instrument to be of comparable quality to rated or higher-rated instruments. Unrated or downgraded instruments may be more susceptible to credit and interest rate risks than investment grade bonds.

     o    The Funds  may  invest a portion  of their  assets in U.S.  Government obligations such as securities  issued or guaranteed by the Government
          National Mortgage Association ("GNMAs"), the Federal National Mortgage
          Association  ("FNMAs") and the Federal Home Loan Mortgage  Corporation
          ("FHLMCs").  Each are mortgage-backed  securities representing partial ownership of a pool of residential  mortgage  loans. A "pool" or group of such  mortgages  is  assembled  and,  after  being  approved by the issuing  or  guaranteeing  entity,  is offered  to  investors  through
          securities   dealers.   Mortgage-backed   securities  are  subject  to
          prepayment  and  extension  risk,  which can alter the maturity of the securities and also reduce the rate of return on the portfolio.  It is important to recognize that the U.S. Government does not guarantee the market  value or  current  yield of  those  obligations.  Not all U.S.
          Government  obligations are backed by the full faith and credit of the
          U.S. Treasury,  and the U.S. Government's guarantee does not extend to the Funds themselves.

o    The Funds may also use certain derivative  instruments,  such as options or
     futures  contracts.   The  term  "derivatives"  covers  a  wide  number  of
     investments,  but in general it refers to any  financial  instrument  whose value is derived, at least in part, from the price of another security or a specified  index,  asset or rate. Some derivatives may be more sensitive to interest  rate  changes or market  moves,  and some may be  susceptible  to changes in yields or values due to their structure or contract terms.

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective.

What follows is a general list of the types of risks (some of which are described previously) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

General Investment Risks (Cont'd)

Credit  Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected  security could lose all of its value,  or be  renegotiated  at a lower
interest  rate  or  principal  amount.   Affected  securities  might  also  lose
liquidity.  Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Experience Risk--The risk presented by a new or innovative security. The risk is that insufficient experience exists to forecast how the security's value might be affected by various economic conditions.

Extension Risk--The risk that an interest rates rise,  prepayments slow, thereby
lengthening  the  duration  and  potentially   reducing  the  value  of  certain
asset-backed securities.

Information   Risk--The  risk  that  information  about  a  security  is  either unavailable, incomplete or is inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that a practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

Year 2000 Risk--The Funds' principal service providers have advised the Funds that they are working on the necessary changes to their computer systems to avoid any system failure based on an inability to distinguish the year 2000 from the year 1900, and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, the companies or entities in which the Funds invest also could be adversely impacted by the Year
2000 issue,  especially  foreign  entities,  which may be less prepared for Year
2000. The extent of such impact cannot be predicted.

In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund.
See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

Investment Practice/Risk

The following table lists some of the additional investment practices of the Funds, including some not disclosed in the Investment Objective and Investment
Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Strategies for each Fund or the Statement of Additional Information for more information on these practices.

General Investment Risks (Cont'd)

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for each Fund remains within the parameters of its objective.

Remember, each Fund is designed to meet different investment needs and objectives.


                                                                                      --- ---- ---- ----- ---
                                                                                        ARIZCALIFCALIFNATIONOREGON-TAX-FREE

------------------------------------------------------------ ------------------------
                                                                                      --- ---- ---- ----- ---
Investment Practice                                          Risk

------------------------------------------------------------ ------------------------ --- ---- ---- ----- ---
Borrowing Policies
                                                                                      o   o    o    o     o
                                                                                      --- ---- ---- ----- ---
The ability to borrow from banks for temporary               Leverage Risk
                                                                                      --- ---- ---- ----- ---
purposes to meet shareholder redemptions.
                                                                                      --- ---- ---- ----- ---
------------------------------------------------------------ ------------------------ --- ---- ---- ----- ---
Floating and Variable Rate Debt
                                                                                      o   o    o    o     o
                                                                                      --- ---- ---- ----- ---
                                                                                      --- ---- ---- ----- ---
Instruments with interest rates that are adjusted either     Interest Rate and
                                                                                      --- ---- ---- ----- ---
                                                                                      --- ---- ---- ----- ---
on a schedule or when an index or benchmark changes.         Credit Risk
------------------------------------------------------------ ------------------------ --- ---- ---- ----- ---
Forward Commitment, When-Issued and

                                                                                      o   o    o    o     o
                                                                                      --- ---- ---- ----- ---
                                                                                      --- ---- ---- ----- ---
Delayed Delivery Transactions                                Interest Rate,
                                                                                      --- ---- ---- ----- ---
                                                                                      --- ---- ---- ----- ---
Securities bought or sold for delivery at a later date or    Leverage, Credit and
                                                                                      --- ---- ---- ----- ---
                                                                                      --- ---- ---- ----- ---
bought or sold for a fixed price at a fixed date.            Experience Risk
                                                                                      --- ---- ---- ----- ---
------------------------------------------------------------ ------------------------
Illiquid Securities

                                                                                      o   o    o    o     o
                                                                                      --- ---- ---- ----- ---
A security that cannot be readily sold, or cannot be
                                                                                      --- ---- ---- ----- ---
readily sold without negatively affecting its fair price.    Liquidity Risk
                                                                                      --- ---- ---- ----- ---
Limited to 15% of total assets.
                                                                                      --- ---- ---- ----- ---
------------------------------------------------------------ ------------------------
Loans of Portfolio Securities

                                                                                      o   o    o    o     o
The practice of loaning securities to brokers, dealers       Credit, Counter-Party
and financial institutions to increase return on those       and Leverage Risk
securities.  Loans may be made up to Investment Company
Act of 1940 limits  (currently  one-third of total assets including the value of collateral received).
------------------------------------------------------------ ------------------------ --- ---- ---- ----- ---
------------------------------------------------------------ ------------------------ --- ---- ---- ----- ---
Mortgage- and Asset-Backed Securities

                                                                                      o   o    o    o     o
                                                                                      --- ---- ---- ----- ---
                                                                                      --- ---- ---- ----- ---
Securities consisting of an undivided fractional             Interest Rate, Credit,
                                                                                      --- ---- ---- ----- ---
                                                                                      --- ---- ---- ----- ---
interests in pools of consumer loans, such as mortgage       Prepayment and
                                                                                      --- ---- ---- ----- ---
                                                                                      --- ---- ---- ----- ---
loans, car loans, credit card debt, or receivables held in   Experience Risk
                                                                                      --- ---- ---- ----- ---
                                                                                      --- ---- ---- ----- ---
trust.
------------------------------------------------------------ ------------------------ --- ---- ---- ----- ---





  General Investment Risks (Cont'd)


                                                                                      --- ---- ---- ----- ---
                                                                                        ARIZCALIFCALIFNATIONOREGON-TAX-FREE

------------------------------------------------------------ ------------------------
                                                                                      --- ---- ---- ----- ---
Investment Practice                                          Risk

------------------------------------------------------------ ------------------------ --- ---- ---- ----- ---
------------------------------------------------------------ ------------------------ --- ---- ---- ----- ---
Options
The right or obligation to receive or deliver a security     Credit, Information      o   o    o    o     o
or cash payment depending on the security's price or the     and Liquidity Risk
performance of an index or benchmark.  Types of options
used may include:  options on securities, options on a
stock index, stock index futures and options on stock
index futures to protect liquidity and portfolio value.
------------------------------------------------------------ ------------------------ --- ---- ---- ----- ---
Other Mutual Funds

                                                                                      o   o    o    o     o
                                                                                      --- ---- ---- ----- ---
                                                                                      --- ---- ---- ----- ---
The temporary investment in shares of another mutual
                                                                                      --- ---- ---- ----- ---
                                                                                      --- ---- ---- ----- ---
fund.  A pro rata portion of the other fund's expenses,      Market Risk
                                                                                      --- ---- ---- ----- ---
                                                                                      --- ---- ---- ----- ---
in addition to the expenses paid by the Funds, will be
                                                                                      --- ---- ---- ----- ---
                                                                                      --- ---- ---- ----- ---
borne by Fund shareholders.
------------------------------------------------------------ ------------------------ --- ---- ---- ----- ---
Private Activity Bonds
                                                                                      o   o    o    o     o
                                                                                      --- ---- ---- ----- ---
                                                                                      --- ---- ---- ----- ---
Bonds that pay interest subject to the federal alternative   Interest Rate, Credit
minimum tax.  Limited to 20% of net assets.                  and Experience Risk
                                                                                      --- ---- ---- ----- ---
------------------------------------------------------------ ------------------------ --- ---- ---- ----- ---
Repurchase Agreements
                                                                                      o   o    o    o     o
                                                                                      --- ---- ---- ----- ---
                                                                                      --- ---- ---- ----- ---
A transaction in which the seller of a security agrees to    Credit and
                                                                                      --- ---- ---- ----- ---
                                                                                      --- ---- ---- ----- ---
buy back a security at an agreed upon time and price,        Counter-Party Risk
                                                                                      --- ---- ---- ----- ---
                                                                                      --- ---- ---- ----- ---
usually with interest.
------------------------------------------------------------ ------------------------ --- ---- ---- ----- ---






Organization and Management of the Funds

A number of different entities provide services to the Funds. This section shows how the Funds are organized, the entities that perform different services, and how they are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Stagecoach Funds
Each Fund is one of over 30 Funds of Stagecoach Funds, an open-end management investment company. Stagecoach was organized on September 9, 1991, as a Maryland
Corporation.

The Board of Directors of Stagecoach supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below.
Except for the advisers, which require shareholder vote to change, if the Board believes that it is in the best interests of the shareholders it may make a change in one of these companies.






Organization and Management of the Funds (Cont'd)



      ------------------------------------------------------------------------------------
                                      BOARD OF DIRECTORS
      ------------------------------------------------------------------------------------
                               Supervises the Funds' activities
      ------------------------------------------------------------------------------------

      ------------------------------------------ -----------------------------------------
                 INVESTMENT ADVISOR                             CUSTODIAN
      ------------------------------------------ -----------------------------------------
      Wells Fargo Bank, N.A.                     Norwest Bank Minnesota, N.A.
      525 Market St., San Francisco, CA          6th & Marquette, Minneapolis, MN
      Manages the Funds' investment              Provides safekeeping for the Funds'
                                                 assets
      activities
      ------------------------------------------ -----------------------------------------

      ------------------------------------------------------------------------------------
                                    INVESTMENT SUB-ADVISOR
      ------------------------------------------------------------------------------------
                             Wells Capital Management Incorporated
                                        525 Market St.
                                       San Francisco, CA
                           Manages the Funds' investment activities
      ------------------------------------------------------------------------------------

      -------------------- ----------------------- ----------------------- ---------------

                                                                            SHAREHOLDER
                                                          TRANSFER           SERVICING
          DISTRIBUTOR          ADMINISTRATOR               AGENT               AGENTS
      -------------------- ----------------------- ----------------------- ---------------

      Stephens Inc.        Wells Fargo Bank, N.A.  Boston Financial Data   Various Agents
      111 Center St.       525 Market Street          Services, Inc.
      Little Rock, AR      San Francisco, CA       Two Heritage Drive
      Markets the Funds    Manages the             Quincy, MA              Provide
      and distributes      Funds' business         Maintains records       services to
      Fund shares
                           activities              of shares and           customers
                                                   supervises the
                                                   payment of dividends
      -------------------- ----------------------- ----------------------- ---------------

      ------------------------------------------------------------------------------------
                          FINANCIAL SERVICES FIRMS AND SELLING AGENTS
      ------------------------------------------------------------------------------------
             Advise current and prospective shareholders on their Fund investments
      ------------------------------------------------------------------------------------

      ------------------------------------------------------------------------------------
                                         SHAREHOLDERS
      ------------------------------------------------------------------------------------









Organization and Management of the Funds (Cont'd)

In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund class paid on an annual basis for the services described.

The Investment Advisor
Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for each of the Funds. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of June 30, 1999,
Wells Fargo Bank and its affiliates managed over $131 billion in assets. For providing these services, Wells Fargo Bank is entitled to receive fees as described in the "Summary of Expenses" section at the front of this Prospectus.

The Investment Sub-Advisor
Wells Capital Management Incorporated ("WCM"), a wholly owned subsidiary of Wells Fargo Bank, N.A., is the sub-advisor for each of the Funds. As of June 30, 1999, WCM provided investment advice for assets in excess of $42 billion.

The Administrator
Wells Fargo Bank provides the Funds with administration services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Wells Fargo
Bank also furnishes office space and certain facilities to conduct each Fund's business, and compensates the Trust's Trustees. For providing these services, Wells Fargo Bank is entitled to receive a fee of up to 0.15% of the average annual net assets of each Fund.

Shareholder Servicing Plan
We have a  shareholder  servicing  plan for each Fund. We have  agreements  with
various  shareholder   servicing  agents  to  process  purchase  and  redemption
requests,  to  service  shareholder  accounts,  and  to  provide  other  related services. For these services, each Fund pays the following:

--------------------------------------------------- -------------------
                                                      Institutional
                                                          Class

--------------------------------------------------- -------------------
--------------------------------------------------- -------------------
Arizona Tax-Free Fund                                     0.25%
--------------------------------------------------- -------------------
--------------------------------------------------- -------------------
California Tax-Free Bond Fund                             0.30%
--------------------------------------------------- -------------------
--------------------------------------------------- -------------------
California Tax-Free Income Fund                           0.30%
--------------------------------------------------- -------------------
--------------------------------------------------- -------------------
National Tax-Free Fund                                    0.25%
--------------------------------------------------- -------------------
--------------------------------------------------- -------------------
Oregon Tax-Free Fund                                      0.25%
--------------------------------------------------- -------------------

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds. For providing these services, BFDS receives an annual fee, certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Funds.






Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares
o As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.
o We determine the Net Asset Value ("NAV") of each Funds' shares each business day as of the close of regular trading on the NYSE. We determine the NAV by subtracting the Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. Each Fund's assets are generally valued at current market prices. See the Statement of Additional Information for further disclosure.
o We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 1:00 p.m. (Pacific time)/3:00 p.m. (Central time). If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Any request we receive in proper form before this time is processed the same day. Requests we receive after the cutoff time is processed the next business day.
o    The Funds are open for business on each day the NYSE is open for  business.
     NYSE  holidays  include  New Year's  Day,  Martin  Luther  King,  Jr.  Day,
     President's Day, Good Friday,  Memorial Day,  Independence  Day, Labor Day,
     Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

Minimum Investments
Institutions are required to make a minimum initial investment of $2,000,000 per
Fund. There are no minimum  subsequent  investment  requirements so long as your
Institution   maintains  account  balances  at  or  above  the  minimum  initial investment  amount.  Minimum initial  investment  requirements may be waived for certain Institutions.






Your Account (Cont'd)

                                HOW TO BUY SHARES

You can open a Fund account and buy Fund shares through an  Institution  through
which  you  have  established  a  Customer  Account.   Investors  interested  in
purchasing   Institutional  shares  of  the  Funds  should  contact  an  account representative at their Institution and should understand the following:

o    Share  purchases are made through a Customer  Account at an  Institution in accordance with the terms of the Customer Account involved;
o    Institutions are usually the holders of record of Institutional shares held through Customer Accounts and maintain records  reflecting their customer's beneficial ownership of the shares;
o    Institutions are responsible for transmitting their customers' purchase and redemption  orders to the Funds and for  delivering  required  payment on a timely basis;
o    The   exercise  of  voting   rights  and  the   delivery   of   shareholder
     communications  from  the Fund is  governed  by the  terms of the  Customer
     Account involved; and
o    Institutions  may charge their customers  account fees and may receive fees from us with  respect to  investments  their  customers  have made with the
     Funds.







Your Account (Cont'd)

                               HOW TO SELL SHARES

Institutional shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer
Account agreement with your Institution for rules governing selling shares.

General Notes for Selling Shares

o We process requests we receive from an Institution in proper form before the close of the NYSE usually 1:00 p.m. (Pacific time)/3:00 p.m. (Central time), at the NAV determined on the same business day. Requests we receive after this time are processed on the next business day.
o Redemption proceeds are usually wired to the redeeming Institution the following business day.
o If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product plan.
     There may be special requirements that supersede the directions in this Prospectus.
o We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Payments of redemptions also may be delayed up to seven days under normal circumstances, although it is not our policy to delay such payments.
o Generally, we pay redemption requests in cash, unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over a ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders.
     Therefore, we may pay the redemption in part or in whole in securities of equal value.

                                    EXCHANGES

Exchanges between Wells Fargo Funds are two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

o You should  carefully  read the Prospectus for the Fund into which you wish to exchange.
o Every  exchange  involves  selling  Fund  shares  and that sale may  produce a capital gain or loss for federal  income tax purposes.  o In order to discourage excessive Fund transaction expenses that must be borne by other shareholders, we reserve the right to
     limit or reject exchange orders.  Generally, we will notify you 60 days in advance of any changes in your exchange privileges.
o        You may make exchanges between like share classes.

Contact your account representative for further details.






Other Information

Dividend and Capital Gain Distributions
The Funds in this Prospectus pay any dividends monthly and make any capital gains distributions annually. Contact your Institution for distribution options.

  Taxes
  The following  discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus.  The discussion summarizes only some of the important tax  considerations  that affect the Funds and you as a shareholder.
  It is not  intended  as a  substitute  for careful  tax  planning.  You should consult your tax advisor about your specific tax situation. Federal income tax
  considerations   are   discussed   further  in  the  Statement  of  Additional
  Information.

  Dividends distributed from the Funds attributable to their net interest income from tax-exempt securities will not be subject to federal income tax.
  Dividends distributed from these and the other Funds attributable to their income from other investments and net short-term capital gain (generally, the excess of net short-term capital gains over net long-term capital losses) will be taxable to you as ordinary income. Corporate shareholders may be able to deduct a portion of their dividends when determining their taxable income.

  We will  pass on to you any net  capital  gain  (generally  the  excess of net long-term  capital gains over net short-term  capital losses) earned by a Fund as a capital  gain  distribution.  In  general,  these  distributions  will be taxable to you as  long-term  capital  gains which may qualify for taxation at
  preferential   rates  in  the  hands  of   non-corporate   shareholders.   Any
  distribution that is not from net investment income, short term capital gains, or  net  capital  gain  may  be  characterized  as  a  return  of  capital  to shareholders.





Portfolio Managers

Stephen  Galiani,  has managed the  California  Tax-Free Bond Fund since January
1998, and has managed the Oregon Tax-Free Fund since December 1997. Mr. Galiani also has co-managed the Arizona Tax-Free Fund since January 1997, when he joined
Wells Fargo/WCM. Mr. Galiani worked for Qualivest Capital Management, where he was a Senior Portfolio Manager from May 1995 until joining WCM, and was president and portfolio manager of Galiani Asset Management Corp. from March
1990. He is currently Manager of Tax-Exempt Securities investing at WCM.

David Klug, has co-managed the California Tax-Free Bond Fund since January 1992 and the California Tax-Free Income Fund since December 1997. Mr. Klug has been with Wells Fargo/WCM for over 15 years and is currently a Senior Tax-Exempt
Specialist.

Laura Milner,  has  co-managed the  California  Tax-Free  Income Bond Fund since
November 1992. She has been with Wells Fargo/WCM for over ten years and is currently a Senior Tax-Exempt Specialist.






Glossary

We provide the following  definitions to assist you in reading this  Prospectus.
For a more complete understanding of these terms you should consult your financial advisor.

ACH
Refers to the  "Automated  Clearing  House"  system  maintained  by the  Federal
Reserve Bank which allows banks to process checks, transfer funds and perform other tasks.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Below Investment-Grade
Securities  rated  BBB or  lower  by S&P or Baa or  lower  by  Moody's  Investor
Services, or that may be unrated securities or securities considered to be "high risk."

Business Day
Any day the New York Stock Exchange is open is a business day for the Funds.

Current Income
Earnings in the form of dividends or interest as opposed to capital growth.  See also "total return."

Debt Securities
Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Diversified
A diversified fund, as defined by the Investment Company Act of 1940, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds' total assets.

Duration
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.




Glossary (Cont'd)

FHLMC
FHLMC securities are commonly known as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

FNMA
FNMA  securities  are known as "Fannie Maes" are issued by the Federal  National
Mortgage Association, and FHLMC securities as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

Gateway Fund
A Fund that invests its assets in one or more core portfolios, instead of directly in securities, to achieve its investment objective. Gateway funds investing in the same core portfolio can enhance their investment opportunities and reduce their expense ratios through sharing the costs and benefits of managing a large pool of assets.

GNMA
GNMA securities are commonly known as "Ginnie Maes" and are issued by the Government National Mortgage Association.

Illiquid Security
A security which cannot be readily sold, or cannot be readily sold without negatively affecting its fair price.

Investment-Grade Debt
A type of bond rated in the top four investment categories by a nationally recognized ratings organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Municipal securities
Debt  obligations of a state or local government  entity.  The funds may support
general  governmental  needs  or  special  projects.   Virtually  all  municipal
securities  are exempt from federal  income taxes and most are exempt from state and local income taxes, at least in the state of issue.

Nationally Recognized Rating Organization ("NRRO")
A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.




Glossary (Cont'd)

Options
An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Public Offering Price ("POP") The NAV with the sales load added.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent
A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number
Usually  the  social   security   number  for  an  individual  or  the  Employer
Identification Number for a corporation.

Total Return
The total value of capital growth and the value of all distributions, assuming that distributions were used to purchase additional shares of the Funds.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Weighted-Average Maturity
The  average   maturity   for  the  debt   securities   in  a  portfolio   on  a
dollar-for-dollar basis.






STAGECOACH FUNDS

You may wish to review the following documents:

Statement of Additional Information
supplements the disclosures made by this Prospectus. The Statement of Additional
Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

Annual/Semi-Annual Report
Provides  certain  financial  and  other  important   information   including  a
discussion of the market conditions and investment strategies that significantly affected Fund performance, for the most recent reporting period.

These documents are available free of charge:

Call 1-800-222-8222, or

Write to:
Stagecoach Funds
PO Box 8266
Boston, MA  02266-8266

Visit the SEC's web site:
http://www.sec.gov, or

Request copies for a fee by writing to:
SEC Public Reference Room, Washington, DC  20549-6009
(call:  1-800-SEC-0330 for details)





                          --------------------------------------------------
ICA Reg. No. 811-6419     NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE  SFI TF (11/99)
                          --------------------------------------------------






                             STAGECOACH FUNDS, INC.
                            Telephone: 1-800-222-8222

                       STATEMENT OF ADDITIONAL INFORMATION
                             Dated November 1, 1999

                              ARIZONA TAX-FREE FUND
                          CALIFORNIA TAX-FREE BOND FUND
                         CALIFORNIA TAX-FREE INCOME FUND
                             NATIONAL TAX-FREE FUND
                              OREGON TAX-FREE FUND

                Class A, Class B, Class C and Institutional Class


         Stagecoach Funds, Inc. (the "Company") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about five funds (each, a "Fund" and collectively, the "Funds") in the Stagecoach Family of Funds -- the Arizona Tax-Free, California
Tax-Free Bond, California Tax-Free Income, National Tax-Free and Oregon Tax-Free
Funds (each, a "Fund" and sometimes, collectively, the "Tax-Free Funds" or "Funds"). Each Fund is generally considered non-diversified under the Investment
Company Act of 1940, as amended (the "1940 Act"). The California Tax-Free Income
Fund offers Class A shares. Each of the other Funds offers Class A and Class B shares. The California Tax-Free Bond and National Tax-Free Funds also offer
Class C shares. All of the Funds offer Institutional Class shares. This SAI relates to all such classes of shares.

   This SAI is not a  prospectus  and  should  be read in  conjunction  with the
   Funds'  Prospectus,  dated  November 1, 1999. All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. A
   copy  of  the   Prospectus   may  be  obtained   without  charge  by  calling
   1-800-222-8222  or writing to Stagecoach Funds, P.O. Box 7066, San Francisco,
   CA 94120-7066.















dc-175852v3                                          i
421
                                TABLE OF CONTENTS
                                                                                                         Page

Historical Fund Information..........................................................................      1

Investment Restrictions..............................................................................      1

Additional Permitted Investment Activities...........................................................      7

Risk Factors.........................................................................................     20

Special Considerations Affecting Arizona Municipal Obligations.......................................     23

Special Considerations Affecting California Municipal Obligations....................................     24

Special Considerations Affecting Oregon Municipal Obligations........................................     29

Management...........................................................................................     35

Performance Calculations.............................................................................     48

Determination of Net Asset Value.....................................................................     57

Additional Purchase and Redemption Information.......................................................     57

Portfolio Transactions...............................................................................     58

Fund Expenses........................................................................................     60

Federal Income Taxes.................................................................................     60

Capital Stock........................................................................................     67

Other    ............................................................................................     68

Counsel  ............................................................................................69

Independent Auditors.................................................................................     69

Financial Information................................................................................     69

Appendix ............................................................................................A-1





dc-175852v3                                         64
421


                           HISTORICAL FUND INFORMATION

         The  California  Tax-Free  Bond and  California  Tax-Free  Income Funds
(sometimes referred to as the "California Funds") were originally organized as funds of the Company. The California Tax-Free Bond Fund commenced operations on January 1, 1992 and the California Tax-Free Income Fund commenced operations on
November 18, 1992. On December 12, 1997,  the  California  Tax-Free Bond Fund of
Overland Express Funds, Inc. ("Overland"), another investment company advised by Wells Fargo Bank, was reorganized with and into the California Tax-Free Bond of the Company (the "Consolidation"). For accounting purposes, the Overland Fund is considered the survivor of the Consolidation. The Class A shares and the Class D shares of the Overland Fund commenced operations on October 6, 1988 and July 1, 1993, respectively. The Overland Fund is sometimes referred to throughout this SAI as the "predecessor portfolio" to the Company's California Tax-Free Bond
Fund.

         The Arizona Tax-Free,  National Tax-Free and Oregon Tax-Free Funds were originally  organized as investment  portfolios of Westcore  Trust  ("Westcore")
under the names Arizona  Intermediate  Tax-Free,  Quality Tax-Exempt Income, and
Oregon  Tax-Exempt  Funds,  respectively.  On October  1,  1995,  the Funds were reorganized as the Pacifica Arizona  Tax-Exempt Fund, Oregon Tax-Exempt Fund and
National  Tax-Exempt  Fund,   investment  portfolios  of  Pacifica  Funds  Trust
("Pacifica").  On  September  6, 1996,  the Arizona  Tax-Exempt  Fund,  National
Tax-Exempt Fund and Oregon  Tax-Exempt Fund of Pacifica were  reorganized as the
Company's  National  Tax-Free Fund,  Oregon  Tax-Free Fund and Arizona  Tax-Free
Fund, respectively.

                             INVESTMENT RESTRICTIONS

         Fundamental Investment Policies

         Each Fund has adopted the following investment restrictions, all of which are fundamental policies; that is, they may not be changed without approval by the vote of the holders of a majority (defined in the 1940 Act) of the outstanding voting securities of such Fund.

The Arizona Tax-Free Fund, National Tax-Free Fund and Oregon Tax-Free Fund may not:

         (1) purchase or sell commodity contracts (including futures contracts with respect to the Arizona Tax-Free and National Tax-Free Funds), or invest in oil, gas or mineral exploration or development programs, except that each Fund, to the extent appropriate to its investment objective, may purchase publicly traded securities of companies engaging in whole or in part in such activities, and provided that the Oregon Tax-Free Fund may enter into futures contracts and related options;

         (2) purchase or sell real estate, except that each Fund may purchase securities of issuers that deal in real estate and may purchase securities that are secured by interests in real estate;

         (3) purchase securities of companies for the purpose of exercising control;

         (4) acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act;

         (5) act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as a Fund might be deemed to be an underwriter upon disposition of portfolio securities acquired within the limitation on purchases of restricted securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with a Fund's investment objective, policies and limitations may be deemed to be underwriting;

         (6) write or sell put options, call options, straddles, spreads, or any combination thereof, except that the Oregon Tax-Free Fund may enter into transactions in futures contracts and related options;

         (7) borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of the total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Fund's total assets at the time of such borrowing. None of these Funds will purchase securities while its borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with a Fund's investment practices described in this SAI or in its Prospectus are not deemed to be pledged for purposes of this limitation;

         (8) purchase securities on margin, make short sales of securities or maintain a short position, except that the Funds may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and except that this limitation shall not apply to the Oregon
Tax-Free Fund's transactions in futures contracts and related options;

         (9) invest less than 80% of its net assets in securities the interest on which is exempt from federal income tax, except during periods of unusual market conditions. For purposes of this investment limitation, securities the interest on which is treated as a specific tax preference item under the federal alternative minimum tax are considered taxable; nor

              (10) make loans, except that each Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding 30% of its total assets.

The Arizona Tax-Free Fund may not:

         (1) purchase  securities of any one issuer if,  immediately  after such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer,  or more than 10% of the issuer's  outstanding voting  securities would be owned by the Fund,  except that (a) up to 50% of the value of the  Fund's  total  assets  may be  invested  without  regard  to these limitations  provided  that no more  than 25% of the value of the  Fund's  total assets  are  invested  in the  securities  of  any  one  issuer  and  (b)  these limitations  do not  apply  to  securities  issued  or  guaranteed  by the  U.S.
Government,   its   agencies  or   instrumentalities.   For  purposes  of  these
limitations,  a security is considered to be issued by the  governmental  entity
(or entities) whose assets and revenues back the security, or, with respect to a private  activity  bond that is backed  only by the  assets  and  revenues  of a nongovernmental user, such nongovernmental user. In certain  circumstances,  the guarantor of a guaranteed  security  may also be  considered  to be an issuer in connection with such guarantee,  except that a guarantee of a security shall not be  deemed  to be a  security  issued  by the  guarantor  when the  value of all securities  issued and guaranteed by the guarantor,  and owned by the Fund, does not exceed 10% of the value of the Fund's total assets; nor

         (2) purchase any securities, except securities issued (as defined in the preceding Investment Limitation) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry.

The National Tax-Free Fund may not:

         (1) purchase  securities of any one issuer if,  immediately  after such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer,  or more than 10% of the issuer's  outstanding voting  securities would be owned by the Fund,  except that (a) up to 50% of the value of the  Fund's  total  assets  may be  invested  without  regard  to these limitations  provided  that no more  than 25% of the value of the  Fund's  total assets  are  invested  in the  securities  of  any  one  issuer  and  (b)  these limitations  do not  apply  to  securities  issued  or  guaranteed  by the  U.S.
Government,   its   agencies  or   instrumentalities.   For  purposes  of  these
limitations,  a security is considered to be issued by the  governmental  entity
(or entities) whose assets and revenues back the security, or, with respect to a private  activity  bond that is backed  only by the  assets  and  revenues  of a nongovernmental user, such nongovernmental user. In certain  circumstances,  the guarantor of a guaranteed  security  may also be  considered  to be an issuer in connection with such guarantee,  except that a guarantee of a security shall not be  deemed  to be a  security  issued  by the  guarantor  when the  value of all securities  issued and guaranteed by the guarantor,  and owned by the Fund, does not exceed 10% of the value of the Fund's total assets; nor

         (2) purchase any  securities  that would cause 25% or more of the value of its  total  assets  at the  time of  purchase  to be  invested  in  municipal obligations with similar  characteristics  (such as private activity bonds where the payment of principal and interest is the ultimate  responsibility of issuers in the same industry,  pollution  control revenue bonds,  housing finance agency bonds or hospital bonds) or the securities of issuers conducting their principal business  activities in the same industry,  provided that there is no limitation with respect to  obligations  issued or guaranteed by the U.S.  Government,  the
District   of   Columbia,   and   their   respective   agencies,    authorities,
instrumentalities or political subdivisions.

The Oregon Tax-Free Fund may not:

         (1) purchase securities of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, except that (a) up to 50% of the value of the Fund's total assets may be invested without regard to this 5% limitation provided that no more than 25% of the value of the Fund's total assets are invested in the securities of any one issuer and (b) this 5% limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies, authorities, instrumentalities or political subdivisions. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a nongovernmental user, such nongovernmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee, except that a guarantee of a security shall not be deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets; nor

         (2) purchase any securities, except securities issued (as defined in the preceding Investment Limitation) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry.

The California Tax-Free Bond Fund may not:

         (1) purchase  the  securities  of issuers  conducting  their  principal business activity in the same industry if, immediately after the purchase and as a result thereof,  the value of the Fund's investments in that industry would be
25% or more of the current value of the Fund's total assets, provided that there is no limitation  with respect to investments in (i) municipal  securities  (for the purpose of this  restriction,  private activity bonds and notes shall not be deemed  municipal  securities  if the payments of principal and interest on such bonds or notes is the ultimate  responsibility of non-governmental  issuers) and
(ii)   obligations   of  the  United   States   Government,   its   agencies  or
instrumentalities;

         (2)  purchase or sell real estate or real estate  limited  partnerships
(other than municipal obligations or other securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts (including futures contracts);

         (3) purchase securities on margin (except for short-term credits necessary for the clearance of transactions with regard to the Fund and except for margin payments in connection with options, futures and options on futures or make short sales of securities;

         (4) underwrite securities of other issuers, except to the extent that the purchase of municipal securities or other permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

         (5)  make  investments  for  the  purpose  of  exercising   control  or
management;

         (6) issue senior securities, except that the Fund may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowings exceed 5% of its net assets);
nor

         (7) write, purchase or sell puts, calls, options or any combination thereof, except that the Fund may purchase securities with put rights in order to maintain liquidity.

The California Tax-Free Income Fund may not:

         (1) purchase  the  securities  of issuers  conducting  their  principal business activity in the same industry if, immediately after the purchase and as a result thereof,  the value of the Fund's investments in that industry would be
25% or more of the current value of the Fund's total assets, provided that there is no limitation  with respect to investments in (i) municipal  securities  (for the purpose of this  restriction,  private activity bonds and notes shall not be deemed  municipal  securities  if the payments of principal and interest on such bonds or notes is the ultimate responsibility of non-governmental  issuers), and
(ii)   obligations   of  the  United   States   Government,   its   agencies  or
instrumentalities;

         (2)  purchase or sell real estate or real estate  limited  partnerships
(other than municipal obligations or other securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts (including futures contracts);

         (3) purchase securities on margin (except for short-term credits necessary for the clearance of transactions) or make short sales of securities;

         (4) underwrite securities of other issuers, except to the extent that the purchase of municipal securities or other permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

         (5)  make  investments  for  the  purpose  of  exercising   control  or
management;

         (6) issue senior securities, except that the Fund may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets, but investments may not be purchased while any such outstanding borrowings exceed 5% of its net assets;

         (7) write, purchase or sell puts, calls, options or any combination thereof, except that the Fund may purchase securities with put rights in order to maintain liquidity;

         (8) make loans of portfolio securities having a value that exceeds 50% of the current value of its total assets provided that, for purposes of this restriction, loans will not include the purchase of fixed time deposits, repurchase agreements, commercial paper and other types of debt instruments commonly sold in a public or private offering.

         Non-Fundamental Investment Policies

         Each Fund has adopted the following non-fundamental policies which may be changed by a majority vote of the Board of Directors of the Company at any time and without approval of such Fund's shareholders.

         (1) Each Fund may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940
Act. Under the 1940 Act, a Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's net assets with respect to any one investment company, and (iii) 10% of such Fund's net assets in the aggregate. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by a Fund.

         (2) Each Fund may not invest or hold more than 15% net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

         (3) Each Fund may invest up to 25% of its net assets in securities of foreign governmental and foreign private issuers that are denominated in and pay interest in U.S. dollars.

         (4) The Arizona Tax-Free, National Tax-Free and Oregon Tax-Free Funds each may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) the value of 30% of the Fund's total assets. The California Tax-Free Bond and California Tax-Free
Income Funds each may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) the value of one-third of the Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily.
The Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year.

                   ADDITIONAL PERMITTED INVESTMENT ACTIVITIES

         Set forth below are descriptions of certain investments and additional investment policies for the Funds. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

         Asset-Backed Securities

         The Funds may purchase asset-backed securities, which are securities backed by installment contracts, credit-card receivables or other assets.
Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments and is likely to be substantially less than the original maturity of the assets underlying the securities as a result of prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely.

         Bank Obligations

         The Funds may invest in bank  obligations,  including  certificates  of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks,  foreign  subsidiaries of domestic  banks,  foreign  branches of domestic  banks,  and domestic and foreign  branches of foreign banks,  domestic savings and loan  associations and other banking  institutions.  With respect to
such  securities   issued  by  foreign  branches  of  domestic  banks,   foreign
subsidiaries  of domestic  banks,  and domestic and foreign  branches of foreign banks, a Fund may be subject to additional  investment  risks that are different in some  respects  from  those  incurred  by a fund which  invests  only in debt obligations  of U.S.  domestic  issuers.  Such  risks  include  possible  future
political  and  economic  developments,   the  possible  imposition  of  foreign
withholding  taxes on interest  income payable on the  securities,  the possible establishment of exchange controls or the adoption of other foreign governmental restrictions  which might adversely affect the payment of principal and interest on these  securities  and the  possible  seizure or  nationalization  of foreign deposits.  In addition,  foreign branches of U.S. banks and foreign banks may be subject to less  stringent  reserve  requirements  and to different  accounting, auditing,  reporting  and  recordkeeping  standards  than  those  applicable  to domestic branches of U.S. banks.

         Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

         Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

         Bonds

         Certain of the debt instruments purchased by the Funds may be bonds. A bond is an interest-bearing security issued by a company or governmental unit.
The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Most bonds bear interest income at a "coupon" rate that is fixed for the life of the bond. The value of a fixed rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed rate bond's yield (income as a percent of the bond's current value) may differ from its coupon rate as its value rises or falls.

         Other types of bonds bear  income at an interest  rate that is adjusted
periodically.   Because  of  their  adjustable  interest  rates,  the  value  of
"floating-rate"  or  "variable-rate"  bonds  fluctuates much less in response to market  interest rate  movements  than the value of fixed rate bonds.  Also, the
Funds may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of their investment portfolios.  Bonds may be senior or subordinated obligations. Senior obligations generally have the first  claim  on a  corporation's  earnings  and  assets  and,  in the  event of liquidation,  are paid before  subordinated debt. Bonds may be unsecured (backed only by the  issuer's  general  creditworthiness)  or  secured  (also  backed by specified collateral).

         The California Tax-Free Income Fund may invest in variable-rate instruments with a maximum final maturity of up to 30 years, provided the period remaining until the next readjustment of the instrument's interest rate, or the period remaining until the principal amount can be recovered through demand, is less than 5 years.

         Commercial Paper

         The Funds may invest in commercial paper. Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions as well as similar taxable instruments issued by government agencies and instrumentalities.

         Other Derivative Securities

         The Funds may invest in structured  notes,  bonds or other  instruments with interest  rates that are determined by reference to changes in the value of other interest  rates,  indices of financial  indicators  ("References")  or the relative  change in two or more  References.  The Funds may also hold derivative instruments  that have interest rates that re-set  inversely to changing current market rates and/or have embedded interest rate floors and caps that require the issuers  to pay an  adjusted  interest  rate if market  rates fall below or rise
above  a  specified  rate.  These   instruments   represent   relatively  recent
innovations in the bond markets,  and the trading market for these  instruments.
It is uncertain how these instruments will perform under different  economic and interest-rate  scenarios.  Because  certain of these  instruments are leveraged, their  market  value  may be more  volatile  than  other  types of bonds and may present greater potential for capital gain or loss. The embedded option features of other  derivative  instruments  could limit the amount of appreciation a Fund can  realize on its  investment,  could cause a Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect  current market value.  The possibility of default by the issuer or the issuer's credit  provider may be greater for these  structured and derivative instruments than for other types of instruments. In some cases it may be  difficult  to determine  the fair value of a  structured  of  derivative
instrument  because  of  a  lack  of  reliable  objective   information  and  an
established secondary market for some instruments may not exist.

         Floating- and Variable-Rate Obligations

         The Funds may  purchase  floating-  and  variable-rate  obligations  as
described  in  the   Prospectuses.   Each  Fund  may  purchase   floating-   and
variable-rate demand notes and bonds.  Variable-rate demand notes include master demand  notes  that are  obligations  that  permit a Fund to invest  fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes may fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding  right,  after a given  period,  to prepay in its  discretion  the outstanding  principal  amount of the obligations  plus accrued  interest upon a specified  number  of days'  notice  to the  holders  of such  obligations.  The interest rate on a floating-rate  demand  obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted  automatically each time such rate is adjusted.  The interest  rate on a  variable-rate  demand  obligation is adjusted automatically at specified intervals.  Frequently, such obligations are secured by letters of credit or other credit  support  arrangements  provided by banks.  Because these  obligations are direct lending  arrangements  between the lender and borrower, it is not contemplated that such instruments generally will be traded,  and there  generally is no  established  secondary  market for these obligations,  although  they are  redeemable at face value.  Accordingly,  where these  obligations  are not secured by letters of credit or other credit support arrangements,  a Fund's  right to  redeem is  dependent  on the  ability  of the borrower to pay principal and interest on demand.  Such  obligations  frequently are not rated by credit rating  agencies and each Fund may invest in obligations which are not so rated only if Wells Fargo Bank  determines  that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest.  Wells Fargo Bank, on behalf of each Fund, considers on an ongoing  basis the  creditworthiness  of the issuers of the  floating- and variable-rate  demand obligations in such Fund's portfolio.  No Fund will invest more than 15% of the value of its total net assets in floating- or variable-rate demand  obligations  whose demand feature is not exercisable  within seven days.
Such  obligations  may be treated as liquid,  provided that an active  secondary market exists.

         Floating- and variable-rate demand instruments acquired by the Arizona, National and Oregon Tax-Free Funds may include participations in municipal obligations purchased from and owned by financial institutions, primarily banks.
Participation  interests provide these Funds with a specified undivided interest
(up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the participation interest from the institution upon a specified number of days' notice, not to exceed thirty days. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank that the Advisor has determined meets the prescribed quality standards for these Funds. The bank typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment.

         Forward Commitments, When-Issued Purchases and Delayed-Delivery Transactions

         Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.
Although each Fund will generally purchase securities with the intention of acquiring them, a Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the advisor. Securities purchased on a when-issued or forward commitment basis may expose the relevant Fund to risk because they may experience price fluctuations prior to their actual delivery. Purchasing securities on a when-issued or forward commitment basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.

         Each Fund will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

         Illiquid Securities

         The Funds each will not knowingly invest more than 15% (10% for the California Tax-Free Bond Fund) of the value of its net assets in securities that are illiquid because of restrictions on transferability or other reasons.
Illiquid securities shall not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act") that have been determined to be liquid by the Advisor, pursuant to guidelines established by the Company's Board of Directors, and commercial paper that is sold under
Section 4(2) of the 1933 Act.

         Letters of Credit

         Certain  of  the  debt  obligations  (including  municipal  securities,
certificates   of   participation,   commercial   paper  and  other   short-term
obligations)  which the Funds may purchase may be backed by an unconditional and irrevocable  letter  of  credit  of a bank,  savings  and  loan  association  or insurance  company  which  assumes the  obligation  for payment of principal and interest  in the event of default by the issuer.  Only  banks,  savings and loan associations and insurance  companies which, in the opinion of Wells Fargo Bank, are of comparable quality to issuers of other permitted investments of the Funds may be used for letter of credit-backed investments.

         Loans of Portfolio Securities

         Each Fund may lend its portfolio securities pursuant to guidelines approved by the Board of Trustees of the Trust to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940
Act.

         A Fund will  earn  income  for  lending  its  securities  because  cash collateral  pursuant to these loans will be invested  subject to the  investment objectives,  principal  investment  strategies  and  policies  of the  Fund.  In
connection  with  lending  securities,   a  Fund  may  pay  reasonable  finders,
administrative  and custodial fees. Loans of securities  involve a risk that the borrower  may fail to return the  securities  or may fail to provide  additional collateral.  In either  case,  a Fund  could  experience  delays  in  recovering securities  or  collateral  or could lose all or part of the value of the loaned
securities.   Although  voting  rights,  or  rights  to  consent,  attendant  to securities  on loan pass to the  borrower,  such loans may be called at any time and will be called so that the  securities  may be voted by a Fund if a material event  affecting  the  investment  is to occur.  A Fund may pay a portion of the interest  or fees  earned from  securities  lending to a borrower or  securities lending agent.


         Municipal Obligations

         The Funds may invest in municipal obligations issued by governmental entities to obtain funds for various public purposes. These purposes may include the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal obligations may be issued include the refunding of outstanding obligations and obtaining funds for general operating expenses or to loan to other public institutions and facilities.
Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Assessment bonds, wherein a specially created district or project area levies a tax (generally on its taxable property) to pay for an improvement or project may be considered a variant of either category. There are, of course, other variations in the types of municipal bonds, both within a particular classification and between classifications, depending on numerous factors. Each Fund, subject to its respective investment objective and policies, is not limited with respect to which category of municipal bonds it may acquire. Some or all of these bonds may be considered "private activity bonds" for federal income tax purposes.

         The two principal classifications of municipal obligations that may be held by a Fund are "general obligation" securities and "revenue" securities.
General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.
Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the issuer of the facility being financed. A Fund's portfolio may also include "moral obligation" securities, which are issued normally by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality that created the issuer.

         There  are,  of  course,   variations   in  the  quality  of  municipal
obligations both within a particular classification and between classifications, and the  yields on  municipal  obligations  depend  upon a variety  of  factors, including  general  money  market  conditions,  the  financial  condition of the issuer,  general  conditions  of  the  municipal  bond  market,  the  size  of a particular offering, the maturity of the obligation and the rating of the issue.

         Certain of the municipal obligations held by a Fund may be insured as to the timely payment of principal and interest. The insurance policies usually are obtained by the issuer of the municipal obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance does not protect against market fluctuations caused by changes in interest rates and other factors. The
Funds may, from time to time, invest more than 25% of their assets in municipal obligations covered by insurance policies.

         The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Should such interest rates rise, the values of outstanding securities, including those held in a Fund's portfolio, will decline and (if purchased at par value) sell at a discount. If interests rates fall, the values of outstanding securities will generally increase and (if purchased at par value) sell at a premium. Changes in the value of municipal securities held in the Fund's portfolio arising from these or other factors will cause changes in the net asset value per share of the Fund.

         Municipal securities may include variable- or floating-rate instruments issued by industrial development authorities and other governmental entities.
While there may not be an active secondary market with respect to a particular instrument purchased by a Fund, a Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.

         Private activity bonds are issued to obtain funds to provide  privately operated housing facilities,  pollution control facilities,  convention or trade show facilities,  mass transit,  airport, port or parking facilities and certain local  facilities  for water supply,  gas,  electricity or sewage or solid waste disposal.  State and local  governments  are  authorized in most states to issue private  activity bonds for such purposes in order to encourage  corporations to locate  within  their  communities.  Private  activity  bonds are in most  cases revenue  securities  and are not payable from the  unrestricted  revenues of the issuer. Private activity bonds include industrial development bonds, which are a specific  type of revenue  bond  backed by the credit and  security of a private user. The credit quality of such bonds is usually directly related to the credit standing of the corporate user of the facility involved.  Private activity bonds issued by or on  behalf  of public  authorities  to  finance  various  privately operated  facilities  are  considered  municipal  obligations  if  the  interest received thereon is exempt from federal income tax but  nevertheless  subject to the federal  alternative  minimum  tax.  Assessment  bonds,  wherein a specially created  district  or  project  area  levies  a tax  (generally  on its  taxable property) to pay for an  improvement  or project may be  considered a variant of either  category.  There  are,  of  course,  other  variations  in the  types of
municipal   bonds,   both  within  a  particular   classification   and  between
classifications,  depending on numerous factors.  Some or all of these bonds may be considered "private activity bonds" for federal income tax purposes.

         The Funds may also purchase  short-term  General  Obligation Notes, Tax
Anticipation  Notes  ("TANS"),   Bond  Anticipation   Notes  ("BANs"),   Revenue
Anticipation  Notes ("RANs"),  Tax-Exempt  Commercial  Paper,  Construction Loan
Notes and other forms of  short-term  tax-exempt  loans.  Such  instruments  are issued with a short-term  maturity in  anticipation of the receipt of tax funds, the  proceeds of bond  placements  or other  revenues,  and are usually  general obligations of the issuer.

         TANs. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such things as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

         BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

         RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government,  could  adversely  affect an issuer's
ability  to  meet  its  obligations  on  outstanding  RANs.  In  addition,   the
possibility  that the  revenues  would,  when  received,  be used to meet  other obligations  could affect the ability of the issuer to pay the principal of, and interest on, RANs.

         Municipal Lease Obligations. The Funds may invest in municipal lease obligations. The Advisor makes determinations concerning the liquidity of a municipal lease obligation based on relevant factors. These factors may include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer. In addition, the general credit quality of the municipality and the essentiality to the municipality of the property covered by the lease may be considered. In evaluating the credit quality of a municipal lease obligation, the factors to be considered might include: (1) whether the lease can be canceled; (2) what assurance there is that the assets represented by the lease can be sold; (3) the strength of the lessee's general credit (e.g., its debt, administrative, economic, and financial characteristics); (4) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an "event of the nonappropriation"); and (5) the legal recourse in the event of failure to appropriate.

         Certificates  of  Participation.   The  Funds  may  purchase  municipal
obligations known as "certificates of participation"  which represent  undivided proportional  interests in lease payments by a governmental or nonprofit entity.
The lease  payments and other rights under the lease  provide for and secure the payments on the  certificates.  Lease  obligations  may be limited by applicable municipal  charter  provisions or the nature of the appropriation for the lease.
In particular, lease obligations may be subject to periodic appropriation. Lease obligations  also may be abated if the  leased  property  is  damaged or becomes unsuitable for the lessee's  purpose.  If the entity does not appropriate  funds for future lease payments, the entity cannot be compelled to make such payments.
Furthermore,  a lease may or may not provide  that the  certificate  trustee can accelerate lease  obligations upon default.  If the trustee could not accelerate lease obligations upon default,  the trustee would only be able to enforce lease payments  as  they  became  due.  In  the  event  of a  default  or  failure  of appropriation,  it is  unlikely  that the  trustee  would be able to  obtain  an acceptable  substitute  source of payment.  Certificates  of  participation  are generally  subject to redemption by the issuing municipal entity under specified circumstances.  If a specified  event occurs,  a certificate  is callable at par either at any interest payment date or, in some cases, at any time. As a result, certificates of participation  are not as liquid or marketable as other types of municipal  obligations  and are generally  valued at par or less than par in the open market.

         Pass-Through  Obligations.  Certain of the debt  obligations  which the
Funds may purchase may be pass-through  obligations  that represent an ownership interest  in a pool  of  mortgages  and  the  resultant  cash  flow  from  those mortgages.  Payments  by  homeowners  on the loans in the pool flow  through  to certificate holders in amounts sufficient to repay principal and to pay interest at the pass-through rate. The stated maturities of pass-through  obligations may
be  shortened  by  unscheduled   prepayments  of  principal  on  the  underlying
mortgages.  Therefore,  it is not  possible  to predict  accurately  the average maturity of a particular pass-through  obligation.  Variations in the maturities of pass-through obligations will affect the yield of the Funds. Furthermore,  as with any debt  obligation,  fluctuations in interest rates will inversely affect
the  market  value  of  pass-through  obligations.   The  Funds  may  invest  in
pass-through  obligations that are supported by the full faith and credit of the
U.S.  Government  (such as those  issued  by the  Government  National  Mortgage
Association) or those that are guaranteed by an agency or instrumentality of the
U.S.  Government  (such as the  Federal  National  Mortgage  Association  or the
Federal Home Loan Mortgage  Corporation) or bonds  collateralized  by any of the foregoing.

         Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from regular federal income tax (and to the exemption of interest from state personal income tax) are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds, the Funds' investment Advisor nor their counsel will review the proceedings relating to the issuance of municipal obligations or the bases for such opinions.

         For a further discussion of factors affecting purchases of municipal obligations by the State Tax-Free Funds, see "Special Considerations Affecting
Arizona Municipal  Securities,"  "Special  Considerations  Affecting  California
Municipal  Securities" and, "Special  Considerations  Affecting Oregon Municipal
Securities" in this SAI.

         Stand-By  Commitments.  The Funds may acquire stand-by commitments with
respect  to  municipal   obligations  held  by  such  Funds.  Under  a  stand-by
commitment,  a dealer or bank  agrees to  purchase  from a Fund,  at the  Fund's option, specified municipal obligations at a specified price. The amount payable to a Fund upon its exercise of a stand-by  commitment is normally (i) the Fund's acquisition  cost of the municipal  obligations  (excluding any accrued interest that the Fund paid on their acquisition), less any amortized market premium plus any amortized market or original issue discount during the period the Fund owned the securities,  plus (ii) all interest accrued on the securities since the last interest  payment date during that  period.  Stand-by  commitments  may be sold, transferred or assigned by a Fund only with the underlying instrument.

         Each of the Funds expects that stand-by  commitments  will generally be available without the payment of any direct or indirect consideration.  However, if  necessary  or  advisable,  a Fund may pay for a stand-by  commitment  either separately  in cash or by paying a higher price for portfolio  securities  which are  acquired  subject to the  commitment  (thus  reducing the yield to maturity
otherwise   available  for  the  same   securities).   Where  a  Fund  pays  any
consideration  directly or indirectly for a stand-by commitment,  its cost would be  reflected  as  unrealized  depreciation  for the  period  during  which  the commitment was held by the Fund.

         Each of the Funds intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Advisor's opinion, present minimal credit risks. Each Fund's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying municipal obligations that are subject to the commitment. In evaluating the creditworthiness of the issuer of a stand-by commitment, the Advisor will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information.

         Each of these Funds intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying municipal obligations, which will continue to be valued in accordance with the ordinary method of valuation employed by the Funds. Stand-by commitments acquired by a Fund will be valued at zero in determining net asset value.

         Tax Status.  From time to time,  proposals have been introduced  before
Congress for the purpose of restricting  or  eliminating  the federal income tax exemption for interest on municipal obligations.  For example, under federal tax legislation  enacted in 1986, interest on certain private activity bonds must be included in an investor's  alternative  minimum  taxable  income,  and corporate investors  must  treat all  tax-exempt  interest  as an item of tax  preference.
Moreover, with respect to Arizona, California and Oregon obligations,  the Funds cannot  predict  what  legislation,  if  any,  may  be  proposed  in  the  state
legislature   regarding  the  state  income  tax  status  of  interest  on  such obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations generally, or Arizona,  California and Oregon obligations, specifically, for investment by a Fund and the liquidity and value of the Fund's portfolio.  In such an event, the Fund involved would re-evaluate its investment objective  and  policies  and  consider  possible  changes in its  structure  or possible dissolution.

         Ratings of Municipal Securities. The Funds may invest in municipal bonds rated at the date of purchase "Baa" or better by Moody's Investors
Service, Inc. ("Moody's") or "BBB" or better by; Standard & Poor's Ratings Group
("S&P"), or unrated bonds that are considered by the investment Advisor to be of comparable quality. Bonds rated "Baa" and "BBB" have speculative characteristics and are more likely than higher-rated bonds to have a weakened capacity to pay principal and interest in times of adverse economic conditions; all are considered investment grade. Municipal bonds generally have a maturity at the time of issuance of up to 40 years.

         The highest  rating  assigned  by S&P is "AAA" for state and  municipal bonds,  "SP-1" for state and municipal  notes, and "A-1" for state and municipal paper.  The highest rating  assigned by Moody's is "Aaa," "MIG 1," and "Prime-1"
for state and municipal bonds, notes and commercial paper,  respectively.  These instruments  are judged to be the best quality and present  minimal  risks and a strong capacity for repayment of principal and interest. If a municipal security ceases to be rated or is  downgraded  below an  investment  grade  rating  after purchase by the Fund, it may retain or dispose of such  security.  In any event, the Short-Term  Municipal  Income Fund does not intend to purchase or retain any municipal  security  that is rated  below the top four  rating  categories  by a
Nationally  Recognized  Statistical  Ratings  Organization  ("NRSRO"),   or,  if
unrated,  is considered by the investment  Advisor to be of comparable  quality.
Securities  rated  in  the  fourth  highest  category  are  considered  to  have speculative  characteristics.  A  description  of  ratings is  contained  in the
Appendix to the SAI.

         The Funds may invest in  municipal  notes rated at the date of purchase
"MIG 2" (or "VMIG 2" in the case of an issue having a variable rate with a demand feature) or better by Moody's or "SP-2" or better by S&P, or unrated notes that are considered by the investment Advisor to be of comparable quality.
Municipal notes generally have maturities at the time of issuance of three years or less. Municipal notes are generally issued in anticipation of the receipt of tax funds, of the proceeds of bond placements, of other revenues. The ability of an issuer to make payments on notes is therefore especially dependent on such tax receipts, proceeds from bond sales or other revenues, as the case may be.

         The Funds may invest in municipal commercial paper rated at the date of purchase "Prime-1" or "Prime-2" by Moody's or "A-1+," "A-1" or "A-2" by S&P, or unrated commercial paper that is considered by the investment Advisor to be of comparable quality. Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt.

         In the event a security purchased by a Fund is downgraded below investment grade, the Fund may retain such security, although the Fund may not have more than 5% of its assets invested in securities rated below investment grade at any time. A description of the ratings is contained in the Appendix to the Funds' SAI.

         Other Investment Companies

         The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Under the 1940 Act, a Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's net assets with respect to any one investment company and (iii) 10% of such Fund's net assets in aggregate. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

         Taxable Investments

         Pending the investment of proceeds from the sale of shares of the Funds or proceeds from sales of portfolio securities or in anticipation of redemptions or to maintain a "defensive" posture when, in the opinion of Wells Fargo Bank, as investment Advisor, it is advisable to do so because of market conditions, each Fund may elect to invest temporarily up to 20% of the current value of its net assets in cash reserves, in instruments that pay interest which is exempt from federal income taxes, but not, from the State Tax-Free Funds, from a respective state's personal income tax, or the following taxable high--quality money market instruments: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptance and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P; (iv) certain repurchase agreements; and (v) high-quality municipal obligations, the income from which may or may not be exempt from federal income taxes.

         Such  temporary   investments  would  most  likely  be  made  for  cash
management purposes or when there is an unexpected or abnormal level of investor purchases  or  redemptions  of shares of the Fund or because  of unusual  market
conditions.   The  income  from  these  temporary   investments  and  investment
activities  may be subject to federal  income taxes.  However,  as stated above,
Wells  Fargo Bank  seeks to invest  substantially  all of the  Fund's  assets in securities exempt from such taxes.

         Repurchase Agreements. The Funds may enter into repurchase agreements wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed-upon time and price that involves the acquisition by a Fund of an underlying debt instrument, subject to the seller's obligation to repurchase, and such Fund's obligation to resell, the instrument at a fixed price usually not more than one week after its purchase. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by a Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Fund. The Funds may enter into repurchase agreements only with respect to securities of the type in which such Fund may invest, including government securities and mortgage-related securities, regardless of their remaining maturities, and requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below resale price. Wells Fargo Bank monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Certain costs may be incurred by a Fund in connection with the sale of the underlying securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, disposition of the securities by a Fund may be delayed or limited. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to a Fund in connection with insolvency proceedings), it is the policy of each Fund to limit repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. Each Fund considers on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements.

         Borrowing and Reverse Repurchase Agreements. The Funds intend to limit their borrowings (including reverse repurchase agreements) during the current fiscal year to not more than 10% of net assets. At the time a Fund enters into a reverse repurchase agreement (an agreement under which the Fund sells portfolio securities and agrees to repurchase them at an agreed-upon date and price), it will place in a segregated custodial account liquid assets such as U.S.
Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained.
Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

         Unrated Investments

         The Funds may purchase instruments that are not rated if, in the opinion of Wells Fargo Bank, such obligations are of comparable quality to other rated investments that are permitted to be purchased by such Fund. After purchase, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by these Funds. Neither event will require a sale of such security by the Funds. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Funds will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Fund's
Prospectus and in this SAI. The ratings of Moody's and S&P are more fully described in the Appendix.

         U.S. Government Obligations

         The Funds may invest in various types of U.S. Government obligations in
accordance  with  the  policies  described  in  each  Fund's  Prospectus.   U.S.
Government  obligations  include securities issued or guaranteed as to principal and interest by the U.S.  Government  and supported by the full faith and credit of the U.S. Treasury.  U.S. Treasury  obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities,  have a  maturity  of up to one year and are  issued  on a  discount basis. U.S. Government  obligations also include securities issued or guaranteed
by  federal  agencies  or  instrumentalities,   including   government-sponsored
enterprises.  Some obligations of such agencies or instrumentalities of the U.S.
Government  are  supported by the full faith and credit of the United  States or
U.S.  Treasury  guarantees;  others,  by the right of the issuer or guarantor to borrow from the U.S.  Treasury;  still others by the discretionary  authority of
the  U.S.   Government  to  purchase  certain   obligations  of  the  agency  or
instrumentality; and others, only by the credit of the agency or instrumentality issuing the obligation.  In the case of obligations not backed by the full faith and credit of the United  States,  the  investor  must look  principally  to the agency or  instrumentality  issuing or guaranteeing  the obligation for ultimate repayment,  which agency or instrumentality may be privately owned. There can be no assurance that the U.S.  Government  would provide  financial  support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not  obligated  to do so. In addition,  U.S.  Government  obligations  are subject to  fluctuations  in market value due to fluctuations in market interest rates.  As a general  matter,  the  value of debt  instruments,  including  U.S.
Government  obligations,  declines when market interest rates increase and rises
when  market  interest  rates  decrease.   Certain  types  of  U.S.   Government
obligations are subject to fluctuations in yield or value due to their structure or contract terms.  The Funds may invest in obligations  issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Examples of the types of
U.S. Government  obligations that may be held by the Funds include U.S. Treasury bonds,  notes and bills and the obligations of Federal Home Loan Banks,  Federal
Farm Credit  Banks,  Federal  Land Banks,  the Federal  Housing  Administration,
Farmers Home  Administration,  Export-Import  Bank of the United  States,  Small
Business  Administration,  Government  National  Mortgage  Association,  Federal
National Mortgage  Association,  General Services  Administration,  Student Loan
Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage
Corporation, Federal Intermediate Credit Banks and Maritime Administration.

         Warrants

         Although they have no present intention to do so, the Funds may each invest up to 5% of its net assets at the time of purchase in warrants (other than those that have been acquired in units or attached to other securities), and not more than 2% of its net assets in warrants which are not listed on the New York or American Stock Exchange. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The Funds may only purchase warrants on securities in which the Funds may invest directly.

         Nationally Recognized Statistical Ratings Organizations

         The  ratings  of Moody's  Investors  Service,  Inc.,  Standard & Poor's
Ratings Group,  Division of McGraw Hill,  Duff & Phelps Credit Rating Co., Fitch
Investors Service, Inc. Thomson Bank Watch and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by a Fund, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. The Advisor will consider such an event in determining whether the Fund involved should continue to hold the obligation.

         The payment of principal and interest on debt securities purchased by the Funds depends upon the ability of the issuers to meet their obligations. An issuer's obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or, in the case of governmental entities, upon the ability of such entities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest and principal of its debt securities may be materially adversely affected by litigation or other conditions. Further, it should also be, noted with respect to all municipal obligations issued after August 15, 1986 (August 31, 1986 in the case of certain bonds), the issuer must comply with certain rules formerly applicable only to "industrial development bonds" which, if the issuer fails to observe them, could cause interest on the municipal obligations to become taxable retroactive to the date of issue.

                                  RISK FACTORS

         Investments  in a Fund are not bank  deposits or  obligations  of Wells
Fargo Bank, are not insured by the FDIC and are not insured against loss of principal. When the value of the securities that a Fund owns declines, so does the value of your Fund shares. You should be prepared to accept some risk with the money you invest in a Fund.

         The portfolio debt instruments of a Fund may be subject to credit risk.
Credit risk is the risk that the issuers of securities in which the Fund invests may default in the payment of principal and/or interest. Interest rate risk is the risk that increases in market interest rates may adversely affect the value of the debt instruments in which a Fund invests and hence the value of your investment in a Fund.

         The market value of a Fund's investments in fixed-income securities will change in response to various factors, such as changes in market interest rates and the relative financial strength of each issuer. During periods of falling interest rates, the value of fixed-income securities generally rises.
Conversely, during periods of rising interest rates, the value of such securities generally declines. Debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater price fluctuation than obligations with shorter maturities. Fluctuations in the market value of fixed-income securities can be reduced, but not eliminated, by variable rate or floating rate features. In addition, some of the asset-backed securities in which the Funds invest are subject to extension risk. This is the risk that when interest rates rise, prepayments of the underlying obligations slow, thereby lengthening the duration and potentially reducing the value of these securities.

         Although some of the Funds' portfolio securities are guaranteed by the U.S. Government, its agencies or instrumentalities, such securities are subject to interest rate risk and the market value of these securities, upon which the Funds' daily net asset value is based, will fluctuate. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

         Derivatives are financial instruments whose value is derived, at least in part, from the price of another security or a specified asset, index or rate.
Some of the permissible investments described in this Prospectus, such as floating- and variable-rate instruments, structured notes and certain U.S.
Government obligations, are considered derivatives. Some derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value due to their structure or contract terms. If a Fund's Advisor judges market conditions incorrectly, the use of certain derivatives could result in a loss regardless of the Advisor's intent in using the derivatives.

   Illiquid securities, which may include certain restricted securities, may be difficult to sell promptly at an acceptable price. Certain restricted securities may be subject to legal restrictions on resale. Delay or difficulty in selling securities may result in a loss or be costly to a Fund.

   Each Fund may invest 25% or more of its assets in municipal obligations that are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the other obligations; for example, a Fund may own different municipal obligations which pay interest based on the revenues of similar types of projects. To the extent that such a Fund's assets are concentrated in municipal obligations payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so concentrated. Furthermore, for the Arizona Tax-Free, National Tax-Free and Oregon Tax-Free Funds payment of municipal obligations of certain projects may be secured by mortgages or deeds of trust. In the event of a default, enforcement of the mortgages or deeds of trust will be subject to statutory enforcement procedures and limitations, including rights of redemption and limitations on obtaining deficiency judgments. In the event of a foreclosure, collection of the proceeds of the foreclosure may be delayed and the amount of proceeds from the foreclosure may not be sufficient to pay the principal of and accrued interest on the defaulted municipal obligations.

   Each  state  Fund is  classified  as  non-diversified  under  the  1940  Act.
   Investment return on a non-diversified  portfolio typically is dependent upon the performance of a smaller number of securities relative to the number held in a  diversified  portfolio.  Consequently,  the  change in value of any one security may affect the overall  value of a  non-diversified  portfolio  more than it would a diversified  portfolio,  and thereby subject the market-based net  asset  value  per  share of the  non-diversified  portfolio  to  greater
   fluctuations.   In  addition,   a  non-diversified   portfolio  may  be  more
   susceptible  to  economic,  political  and  regulatory  developments  than  a diversified investment portfolio with a similar objective may be.

   The concentration of the state Funds in municipal obligations of particular states raises additional considerations. Payment of the interest on and the principal of these obligations is dependent upon the continuing ability of state issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder. Investors should consider the greater risk inherent in a Fund's concentration in such obligations versus the safety that comes with a less geographically concentrated investment portfolio and should compare the yield available on a portfolio of state-specific issues with the yield of a more diversified portfolio including issues of other states before making an investment decision.

   The state Funds have constitutional and/or statutory restrictions that affect government  revenues.  Because  of the  nature of the  various  restrictions, certain possible ambiguities and inconsistencies in their terms and the scope of  various  exemptions  and  exceptions,  as  well as the  impossibility  of
   predicting   the  level  of  future   appropriations   for  state  and  local
   governmental  entities,  it is not presently possible to determine the impact of these  restrictions  and related  measures on the ability of  governmental issuers in Oregon and  Arizona to pay  interest or repay  principal  on their obligations.  There have,  however,  been certain adverse  developments  with respect to municipal obligations of governmental issuers in these states over the past several years.

   In addition to the risk of nonpayment of state and local  governmental  debt, if such debt  declines in quality  and is  downgraded  by the NRSROs,  it may become  ineligible for purchase by a Fund. Since there are a number of buyers of such  debt  that may be  similarly  restricted,  the  supply  of  eligible securities could become  inadequate at certain times.  Similarly,  there is a
   relatively   small  active   market  for  Arizona   Obligations,   California
   Obligations  and Oregon  Obligations  and the market  price of such bonds may therefore be volatile. If any of the State Tax-Free Funds were forced to sell a large  volume of  Arizona  Obligations,  California  Obligations  or Oregon
   Obligations for any reason,  such as to meet redemption  requests for a large number of shares,  there is a risk that the large sale itself would adversely affect the value of such Fund's portfolio.

   There is, of course, no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products.
         SPECIAL CONSIDERATIONS AFFECTING ARIZONA MUNICIPAL OBLIGATIONS

         The concentration of the Arizona Tax-Free Fund in securities issued by governmental units of only one state exposes the Fund to risks greater than those of a more diversified portfolio holding securities issued by governmental units of different states and different regions of the country.

         Under its constitution, the State of Arizona is not permitted to issue general obligation bonds secured by the full faith and credit of the State.
However, certain agencies and instrumentalities of the State are authorized to issue bonds secured by revenues from specific projects and activities. The State enters into certain lease transactions that are subject to annual renewal at the option of the State. Local governmental units in the State are also authorized to incur indebtedness. The major source of financing for such local government indebtedness is an ad valorem property tax. In addition, in order to finance public projects, local governments in the State can issue revenue bonds payable from the revenues of a utility or enterprise or from the proceeds of an excise tax, or assessment bonds payable from special assessments. Arizona local governments have also financed public projects through leases which are subject to annual appropriation at the option of the local government.
         There is a statutory restriction on the amount of annual increases in taxes that can be levied by the various taxing jurisdictions in the State without voter approval. This restriction does not apply to taxes levied to pay general obligation debt.

         There are periodic attempts in the form of voter initiatives and legislative proposals to further limit the amount of annual increases in taxes that can be levied by the various taxing jurisdictions without voter approval, or to restructure the State's revenue mix among sales, income, property and other taxes. It is possible that if any such proposals were enacted, there would be an adverse impact on State or local government financing. It is not possible to predict whether any such proposals will be enacted in the future or what would be their possible impact on state or local government financing.

         Arizona is required by law to maintain a balanced budget. To achieve this objective, the State has, at various times in the past, utilized a combination of spending reductions or reductions in the rate of growth in spending, and tax increases. In recent years, the State's fiscal situation has improved even while tax reduction measures have been enacted each year since
1992. In 1992, Arizona voters passed a measure that requires a two-thirds vote of the legislature to increase state revenue. Accordingly, it will be more difficult to reverse tax reductions, which may adversely affect state fund balances and fiscal conditions over time.

         Arizona  state  government  tax  revenue  growth  in  fiscal  year 1997 increased by 6.5% over fiscal year 1996, even after factoring in tax reductions.
The 5.1% increase in sales tax revenue for FY 1997,  and projected  increases of
5.0% for FY 1998 and FY 1999,  respectively,  reflect  continued strong economic growth in the state.  The state general fund ended fiscal year 1997 with a total general fund balance of approximately $762 million,  representing  approximately
16% of total  general fund  expenditures  for fiscal year 1997.  Included in the total balance is a general fund ending  balance of  approximately  $516 million, and a budget  stabilization  ("rainy  day") fund balance of  approximately  $246 million.  The total  general  fund  balance  at the end of  fiscal  year 1998 is projected to be approximately $814 million.  While these balances are indicative of present  fiscal  health,  the overall fiscal picture could change rapidly and dramatically for the worse, depending on fluctuations in revenues resulting from an economic recession or other adverse conditions.

         The 1998 legislature enacted a $120 million tax reduction package, resulting in the seventh consecutive year of significant state tax reduction. In earlier years, the 1997 legislature enacted a $110 million income tax reduction package, the 1996 legislature enacted a $200 million property tax reduction package, and an income tax reduction of $200 million was enacted in 1995.
Although the 1998 general election ballot will not include questions related to the state tax structure generally, efforts were made to bring such issues to the ballot, and may be made again in 2000 and in future years.

         In 1998, the Legislature adopted a comprehensive plan to overhaul the state's K-12 education capital finance system. Under this plan, a substantial commitment of state general fund revenues to the system has been made, totaling approximately $360 million in FY 1999, with greater amounts likely in future years. There may be additional legislative activity during 1999 and beyond in the areas of tax reform and school finance. The combined impact of the commitment of resources to K-12 education capital finance, continued tax reduction, and the inability to increase revenues without a two-thirds of both houses of the legislature, together with other actions and circumstances, may result in deteriorating fiscal conditions in the future, which may adversely affect state fund balances and fiscal health.

   Arizona has a diversified economic base that is not dependent on any single industry. Principal economic sectors include services, manufacturing, mining, tourism, and the military. Agriculture, which was at one time a major sector, now plays a much smaller role in the State's economy. For several decades, the population of the State has grown at a substantially higher rate than the population of the United States. While the State's economy flourished during the early 80's, a substantial amount of overbuilding occurred, adversely affecting Arizona-based financial institutions, many of which were placed under the control of the Resolution Trust Corporation. Spillover effects produced further weakening in the State's economy. The Arizona economy has begun to grow again, albeit at a slower pace than experienced before the real estate collapse. The North American Free Trade Agreement is generally viewed as beneficial to the State. However, current and proposed reductions in federal military expenditures may adversely affect the Arizona economy.
        SPECIAL CONSIDERATIONS AFFECTING CALIFORNIA MUNICIPAL OBLIGATIONS

         Certain California constitutional amendments, legislative measures, executive orders, civil actions and voter initiatives, as well as the general financial condition of the state, could adversely affect the ability of issuers of California municipal obligations to pay interest and principal on such obligations. The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the State of California and various local agencies, available as of the date of this SAI. While the Company has not independently verified such information, it has no reason to believe that such information is incorrect in any material respect.

         The California Economy and General  Information.  From mid-1990 to late
1993, the state suffered a recession with the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (particularly related to defense), exports and financial services, among others, were all severely affected. Job losses had been the worst of any post-war recession. Unemployment reached 10.1% in January 1994, but fell sharply to 7.7% in October and November
1994, reflecting the state's recovery from the recession.

         The  recession  seriously  affected  California  tax  revenues,   which
basically mirror economic conditions.  It also caused increased expenditures for health and welfare programs. In addition, the state has been facing a structural imbalance in its budget with the largest programs  supported by the General Fund
(e.g., K-12 schools and community colleges--also known as "K-14 schools," health and welfare,  and corrections) growing at rates higher than the growth rates for the  principal  revenue  sources of the  General  Fund.  As a result,  the state experienced  recurring  budget  deficits in the late 1980s and early 1990s.  The state's Controller reported that expenditures  exceeded revenues for four of the five fiscal years ending with  1991-92.  Moreover,  California  accumulated  and sustained  a budget  deficit  in its  Special  Fund for  Economic  Uncertainties
("SFEU") approaching $2.8 billion at its peak at June 30, 1993.

         The accumulated budget deficits during the early 1990's, together with expenditures for school funding which are not reflected in the state's budget, and reduction of available internal borrowable funds, combined to significantly deplete the state's cash resources to pay its ongoing expenses. In order to meet its cash needs, the state has had to rely for several years on a series of external borrowings, including borrowings past the end of a fiscal year. Such borrowings are expected to continue in future fiscal years. To meet its cash flow needs in the 1995-96 fiscal year, California issued $2 billion of revenue anticipation warrants which matured on June 28, 1996. Because of the state's deteriorating budget and cash situation, the rating agencies reduced the state's credit ratings between October 1991 and July 1994. Moody's Investors Service lowered its rating from "Aa" to "A1," Standard & Poor's Ratings Group lowered its rating from "AAA" to "A" and termed its outlook as "stable," and Fitch
Investors Service lowered its rating from "AA" to "A."

         However, since the start of 1994, California's economy has been recovering steadily. Employment has grew in excess of 500,000 during 1994 and 1995, and 400,000 additional jobs were created between the fourth quarter of 1996 and the fourth quarter of 1997. This trend is projected to continue through the rest of the decade. Unemployment, while remaining higher than the national average, has come down from its 10% recession peak to under 6% in the Spring of 1998. Because of the improving economy and California's fiscal austerity, the state has had operating surpluses for the five consecutive fiscal years through 1996-97. Also, Standard & Poors upgraded its rating of California municipal obligations back to "A+" on July 15, 1996 and the SFEU is projected to be $296 million on June 30, 1999. However, the Asian economic difficulties since mid-1997 are expected to have had a moderate dampening effect on California's economy. Any delay or reversal of the recovery may create new shortfalls in revenues.

         Local  Governments.  On December  6, 1994,  Orange  County,  California
became the  largest  municipality  in the United  States to file for  protection under the Federal  Bankruptcy laws. The filing stemmed from  approximately  $1.7
billion  in  losses  suffered  by  the  county's   investment  pool  because  of
investments  in  high  risk   "derivative"   securities.   In  September   1995,
California's  legislature approved legislation  permitting the county to use for bankruptcy  recovery  $820  million  over 20  years in  sales  taxes  previously earmarked for  highways,  transit,  and  development.  In June 1996,  the county completed an $880 million bond offering  secured by real  property  owned by the county.  In June 1996,  the county  emerged  from  bankruptcy,  and the county's investment rating by Standard & Poors was "AAA" as of July 31, 1998.

         On January 17, 1994, an earthquake of the magnitude of an estimated 6.8 on the Richter Scale struck Los Angeles County, California causing significant damage to public and private structures and facilities. While county residents and businesses suffered losses totaling in the billions of dollars, the overall effect of the earthquake on the county's and California's economy is not expected to be serious. However, Los Angeles County is experiencing financial difficulty due in part to the severe operating deficits for the county's health care system. In August 1995, the credit rating of the county's long term bonds was downgraded for the third time since 1992. The county has received federal and state assistance and the proposed fiscal 1999 budget for Los Angeles County is the first in several years that does not begin with an operating deficit.
Even though the state has no existing  obligations with respect to either Orange
County or Los Angeles County, the state may be required to intervene and provide funding if the counties cannot maintain certain programs because of insufficient resources.

         State Finances. The monies of California are segregated into the General Fund and approximately 600 Special Funds. The General Fund consists of the revenues received by the state's Treasury and not required by law to be credited to any other fund, as well as earnings from state monies not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most major revenue sources of the state. The General Fund may be expended as the result of appropriation measures by California's Legislature and approved by the Governor, as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

         The SFEU is funded with General Fund revenues and was established to protect California from unforeseen revenue reductions and/or unanticipated expenditure increases. Amounts in the SFEU may be transferred by the state's
Controller to meet cash needs of the General Fund. The Controller is required to return monies so transferred without payment of interest as soon as there are sufficient monies in the General Fund. Any appropriation made from the SFEU is deemed an appropriation from the General Fund, for budgeting and accounting purposes. For year-end reporting purposes, the Controller is required to add the balance in the SFEU to the balance in the General Fund so as to show the total monies then available for General Fund purposes.

         Inter-fund borrowing has been used for several years to meet temporary imbalances of receipts and disbursements in the General Fund. The 1998-99
Executive  Budget  projections  submitted to the State  Legislature  in February
1998, forecast a 1999-00 General Fund budget gap of approximately $1.7 billion and a 2000-01 gap of $3.7 billion. As a result of changes made in the 1998-99 enacted budget, the 1999-00 gap is now expected to be roughly $1.3 billion, or about $400 million less than previously projected, after application of reserves created as part of the 1998-99 budget process. Such reserves would not be available against subsequent year imbalances.

         Changes  in  California   Constitutional   and  Other  Laws.  In  1978,
California voters approved an amendment to the California  Constitution known as
"Proposition  13," which added  Article  XIIIA to the  California  Constitution.
Article XIIIA limits ad valorem taxes on real property and restricts the ability of taxing  authorities  to increase real property  taxes.  However,  legislation
passed  subsequent  to  Proposition  13  provided  for  the   redistribution  of
California's  General  Fund  surplus  to local  agencies,  the  reallocation  of revenues to local  agencies and the  assumption of certain local  obligations by the state so as to assist  California  municipal issuers to raise revenue to pay their bond obligations.  It is unknown whether additional revenue redistribution legislation  will be  enacted  in the  future  and  whether,  if  enacted,  such legislation will provide  sufficient  revenue for such California issuers to pay
their  obligations.   California  is  also  subject  to  another  Constitutional
Amendment,  Article XIIIB,  which may have an adverse impact on California state and municipal  issuers.  Article XIIIB restricts the state from spending certain appropriations in excess of an appropriation's  limit imposed for each state and local government  entity.  If revenues exceed such  appropriation's  limit, such revenues must be returned either as revisions in the tax rates or fee schedules.

         In 1988,  California  voters approved  "Proposition  98," which amended
Article XIIIB and Article XVI of the state's  Constitution.  Proposition  98 (as modified by "Proposition 111," which was enacted in 1990), changed state funding of public  education below the university level and the operation of the state's appropriations limit,  primarily by guaranteeing K-14 schools a minimum share of
General Fund revenues.  In 1986,  California  voters approved  "Proposition 62,"
which provided in part that any tax for general governmental purposes imposed by a local government be approved by a two-thirds vote of the governmental entity's legislative  body and by a majority of its  electorate  and that any special tax imposed  by  a  local  government  be  approved  by a  two-thirds  vote  of  the
electorate.   In  September  1995,  the  California  Supreme  Court  upheld  the constitutionality  of Proposition 62, creating uncertainty as to the legality of certain local taxes enacted by nonchartered  cities in California  without voter approval.

         In 1996,  California  voters  approved  "Proposition  218," which added
Articles XIIIC and XIIID to the state's Constitution generally requiring voter approval of most tax or fee increases by local governments and curtailing local government use of benefit assessments to fund certain property-related services to finance infrastructure. Proposition 218 also limits the use of special assessments or "property-related" fees to services or infrastructure that confer a "special benefit" to specific property; police, fire and other services are now deemed to benefit the public at large and, therefore, could not be funded by special assessments. Finally, the amendments enable the voters to use their initiative power to repeal previously-authorized taxes, assessments, fees and charges. The interpretation and application of Proposition 218 will ultimately be determined by the courts. Proposition 218 is generally viewed as restricting the fiscal flexibility of local governments, and for this reason, some ratings of California cities and counties have been, and others may be, reduced.

         The Governor in the 1998-99 budget bill proposed that California reduce its Vehicle License Fee (a personal property tax on the value of automobiles, the "VLF") by 75% over five years, by which time the tax cut would be more than $3.5 billion annually. Under current law, the VLF is entirely dedicated to city and county government, and the Governor proposed to use the General Fund to offer the loss of VLF funds to local government. The bill as passed provides for a phased-in reduction of the VLF and provides that the General Fund be used to replace the lost revenues to local governments. On January 1, 1999, the VLF will be reduced by 25%, at a cost to the General Fund of approximately $500 million in the 1998-99 Fiscal Year and about $1 billion annually thereafter.

         In addition to the reduction of the VLF, the 1998-99 budget bill included increases in the personal income tax dependent credit (resulting in a $612 million General Fund cost in 1998-99), a nonrefundable renters tax credit
(resulting in a $133 million cost in 1998-99), and various targeted business tax credits (monthly in a $106 million cost in 1998-99). It remains to be seen, as such, what impact these changes in California laws, fee and tax policies will have on existing and future California security obligations.

         Other Information. Certain debt obligations held by the Funds may be obligations payable solely from lease payments on real or personal property leased to the state, cities, counties or their various public entities.
California law provides that a lessor may not be required to make payments during any period that it is denied use and occupancy of the property in proportion to such loss. Moreover, the lessor only agrees to appropriate funding for lease payments in its annual budget for each fiscal year. In case of a default under the lease, the only remedy available against the lessor is that of reletting the property; no acceleration of lease payments is permitted. Each of these factors presents a risk that the lease financing obligations held by a Fund would not be paid in a timely manner.

         Certain debt obligations  held by the Funds may be obligations  payable
solely  from  the   revenues  of  health  care   institutions.   The  method  of
reimbursement for indigent care,  California's selective contracting with health care providers for such care and selective  contracting  by health  insurers for care of its  beneficiaries  now in effect under  California  and federal law may adversely  affect  these  revenues  and,  consequently,  payment  on those  debt obligations.

         There can be no assurance that general economic difficulties or the financial circumstances of California or its towns and cities or its trading partners in Asia, where California exports $50 billion in goods representing nearly half of $105 billion in total exports, will not adversely affect the market value of California municipal securities or the ability of obligors to continue to make payments on such securities.


                                          SPECIAL CONSIDERATIONS AFFECTING OREGON MUNICIPAL OBLIGATIONS

         The concentration of the Oregon Tax-Free Fund in securities issued by governmental units of only one state exposes the Fund to risks greater than those of a more diversified portfolio holding securities issued by governmental units of different states and different regions of the country.

         State  Bonds and  Revenues.  As of  September  1, 1998,  $2.90  billion
(rounded)  in  general  obligation  bonds  issued by the State of Oregon and its
agencies  were  outstanding,   including  $35.8  million  (rounded)  in  general
obligation  bonds supported by the budget for the State's general fund and $2.76 billion  (rounded) of  self-supporting  general  obligation  bonds.  The State's self-supporting  general  obligation  bonds include  $2.05 billion  (rounded) of
State veteran's bonds, which, in the event of poor economic conditions resulting in an increased number of mortgage defaults,  could cease to be self-supporting.
All of the existing and outstanding  general  obligation bonds of the State have been issued under specific State  constitutional  provisions  that authorize the issuance of such bonds and provide  authority for ad valorem taxation to pay the principal of and  interest on such bonds.  With the  exception of the  veteran's bonds,  for which no more than two mills on each dollar  valuation may be levied to pay principal  and  interest,  the authority of the State to tax property for the payment of its general  obligation bonds is unlimited.  Since at least 1950, the  State  has  not  imposed  ad  valorem  tax for  the  payment  of any of its
obligations   because  other   revenues,   including   those  generated  by  the
self-supporting bonds, have been sufficient.

         In addition to general obligation bonds, various State statutes authorize the issuance of State revenue bonds and certificates of participation.
These limited obligations of the State or its agencies or instrumentalities may be payable from a specific project or source, including lease rentals. The State is not authorized to impose ad valorem taxes on property for the payment of principal and interest on these bonds, so they are more sensitive to changes in the economy. There can be no assurance that future economic problems will not adversely affect the market value of Oregon obligations held by the Fund or the ability of the respective obligors (both private and governmental) to make required payments on such obligations.

         Oregon does not have a sales tax. As a result,  State tax  revenues are particularly  sensitive to economic  recessions.  The principal sources of State
tax  revenues  are  personal   income  and  corporate   income  taxes.   In  the
legislatively  adopted budget for the 1997-99 biennium,  approximately  97.0% of the  State's  revenues  for the 1997-99  biennium  were  projected  to come from combined  income  taxes,  insurance  taxes,  gift  and  inheritance  taxes,  and
cigarette  and  tobacco   taxes.   Since  1983  State   revenues  have  improved
substantially,  and in recent years the State has granted tax refunds because of budget surpluses, as required by statute.

         Oregon Economic and Revenue Forecast.  A quarterly Economic and Revenue
Forecast is  prepared  by the State  Department  of  Administrative  Services as
required by ORS 291.342.  A complete  copy of the State's most recent  quarterly
Economic  and  Revenue   Forecast  is  posted  at  the  Oregon   Department   of
Administrative  Services'  web  site:   www.oea.das.state.or.us   when  publicly
released.  The  following  is a portion of the summary of the  September 1, 1998
Oregon Economic and Revenue Forecast  prepared by the State of Oregon for use in its Official Statements for State Obligations issued between October 1, 1998 and
January 1, 1999 (a delay of  approximately  30 days typically  following  public release of the most recent  quarterly  Oregon Economic and Revenue  Forecast and the  preparation  of this  summary  material  for  inclusion  in State  Official
Statements).

         Economic Forecast. Oregon's economy is clearly slowing. Asia's weakness is dampering the state's high technology, forest products and agriculture sectors. Oregon's close ties to Asian export markets is causing the state to feel the impact o the region's financial crisis proportionately more than the country as a whole. However, similar to the nation, Oregon consumers appear to be proving the fuel to keep the state's economic expansion going.

         Oregon's economy has been at the forefront in absorbing the impact of Asia's recessions. The Office of Economic Analysis (OEA) expects this trend to continue. Following years of superior economic performance, the state's growth rate is expected to hover near the national average over the next two years. The state's mid-1990's economic boom is clearly over. Nonetheless, Oregon's economy is likely to continue growing as long as the nation avoids a recession.

         Oregon's  job and income  growth  rates are expected to be close to the
national  average.   This  contrasts  with  the  state's  much  stronger  growth throughout the 1990's. On a per capita basis, Oregon personal income is expected to slip  relative to the  national  average in both 1998 and 1999.  This has not happened  since 1992.  Average  wages are also expected to grow more slowly than the U.S. as a whole in 1998 and 1999.

         OEA projects a similar trend for job growth in the state. Non-farm payroll employment increased 3.4 percent in 1997. It is projected to rise 2.6 percent for 1998 and 1.4 percent for 1999.

         Oregon's economic boom in the mid-1990's can be largely traced to rapid expansion of the high technology sector. A surge in semiconductor investment triggered rapid growth in construction and electronics industry employment.
Modest employment declines are anticipated for both electronics and construction over the next four quarters. The downturn in these two sectors is the catalyst for slower economic growth in the state.

         The major risk to Oregon's economy is worsening of the Asian economic crisis. If the recessions now underway in Asia turn out to be more severe than currently-expected. Oregon's economy will slow further. Japan is the state's largest export market. A severe recession in Japan, rather than the moderate one now anticipated, would have a significant impact on Oregon exporters.

         Demographic Forecast. The Office of Economic Analysis projects total population in Oregon to grow from 3.217 million in 1997 to 3.597 million in 2005, an increase of 11.8 percent. This reflects a continuation of moderate population growth for the state. The fastest growth will occur in the young adult population (18-24 year-olds), older wage earners (ages 45-64 years-old), and those ages 85 and older.

         Revenue Forecast.  The Office of Economic Analysis now projects General
Fund revenue of $8.356.7 million for the 1997-99 biennium. This is a decrease of $216.5 million from the June forecast. The September forecast is $131.6 million higher than the 1997 close of legislative session ("COS") forecast.

         The  Oregon  Supreme  Court  ruled that the state has  illegally  taxed
Federal government pension income since 1991. The September forecast includes a $306.1 million reduction to account for refunds of back taxes and lower future tax collections from pension income.

         The reduction in revenue caused by the pension income decision is partly offset by higher collections in the second quarter and a higher forecast for capital gains income. Personal income tax collections in the second quarter exceeded the June estimate by $63.7 million. This is attributed to a jump in capital gains income during the 1997 tax year.

         The surge in capital gains income explains why Oregon's personal income tax revenue continues to rise rapidly despite the slowing state economy.

         Oregon's corporate income tax revenue has clearly been affected by the softening state economy. Second quarter corporate income tad revenue came in $18.3 million below the June forecast. The slower pace of collections and a lower national profit forecast from DRI are the major reasons for the $28.3 million reduction in the 1997-99 corporate income tax forecast.

         All non-corporate income tax revenue is now projected to exceed the COS forecast by $167.9 million. This is 2.2 percent above the close of session forecast. This means that a surplus kicker refund for individuals is projected for the 1999-2001 biennium.

     A surplus kicker credit is not anticipated for corporations. The corporate income tax forecast is $36.3 million below the COS projection.

         1999-2001 General Fund Revenue. General Fund revenue is projected to total $9,908.0 million for the 1999-2001 biennium. The 1999-2001 beginning balance is estimated to be $327.0 million. This leaves a General Fund resource projection of $10,235 million.

         The General Fund revenue projection is $30.3 million higher than the June forecast. However, the beginning balance estimate is $208.7 million less than expected in June. This leaves the September General Fund resources forecast
$178.4 million below the previous projection.

         Recent  Environmental  Developments.  In 1991 and 1992,  in response to concerns over diminishing  salmon runs, three  populations of Snake River salmon were placed on the Endangered  Species list. More recently,  the National Marine
Fisheries  Service and the U.S. Fish and Wildlife  Service have commenced status reviews of hundreds of additional  salmon and trout  populations in the Columbia
Basin and  throughout  Western  Oregon.  The Snake River  salmon  listings  have
already  had  substantial   economic   impacts,   primarily   through  increased
electricity rates and related impacts on  rate-sensitive  industries such as the aluminum  industry.  Efforts to protect  salmon and  steelhead  populations  may eventually  affect  a wide  variety  of  industrial,  recreational  and land use activities,  with corresponding  impacts on long-term economic growth;  however, the  magnitude  and extent of any future  environmental  action is impossible to predict  at this  time.  The  State's  economic  forecasts  do not  address  the potential impact of endangered species problems on Oregon's economy.

         Recent Developments  Affecting Government  Revenues.  Ballot Measure 5.
Article XI, section 11b of the Oregon Constitution, adopted by Oregon's voters in November 1990 ("Ballot Measure 5"), imposes an aggregate limit on the rate of property taxes, including ad valorem taxes, that may be levied against any real or personal property. The limit is subject to certain exceptions and is being phased in over a five-year period. Beginning with the tax year that starts on July 1, 1996, the final year of the phase-in period, not more than $15 per $1,000 of real market value can be levied against any piece of property. Of this amount, $5 may be used for public education, and the remaining $10 may be used for general governmental purposes.

         The  limitations  of Ballot  Measure 5 do not apply to taxes imposed to pay the  principal  of and  interest  on  bonded  indebtedness  authorized  by a specific  provision  of the State  Constitution.  Therefore,  the ability of the
State  to  levy  taxes  to  service  its  constitutionally   authorized  general
obligation  bonds is not subject to the limit.  In  addition,  because the State currently  receives its revenues from sources other than property taxes,  Ballot
Measure 5 has not directly affected State revenues.

         The tax limitations of Ballot Measure 5 do not apply to user fees, licenses, excise or income taxes and incurred charges for local improvements.
Since 1990 local governments have begun to rely more heavily on such fees and taxes to finance certain services and improvements.

         Ballot Measure 5 has controlled the growth of local property tax revenues since its adoption. Although the growth in local property valuations during the period 1991 to 1997 has somewhat mitigated the potential impacts of Ballot Measure 5, revenues of local government units in Oregon have generally been adversely affected by the adoption of Ballot Measure 5. This appears to be particularly true with respect to school district operating revenues.

         Ballot Measure 5 required the State to replace a substantial portion of the lost revenues of local school districts through the end of fiscal year
1995-96. Although this obligation has now expired, the extent of revenue loss perceived to have been incurred by local school districts indicates that the State may continue to provide significant revenue relief to these governmental units. In addition, the provisions of the initiative known as Ballot Measure 50, as defined and discussed below, is expected to also result in the State making further financial assistance available to certain units of local government as a result of further restrictions and limitations placed upon the ability of units of local government to generate revenues through Oregon's system of ad valorem property taxation.

         Ballot  Measure 50. The 1997  Legislative  Assembly  referred to Oregon voters,  and the  voters  approved  at the May 20,  1997,  special  election,  a
constitutional   amendment   ("Measure  50")  that  replaced  the  property  tax
limitations  imposed by a voter  initiative  approved  at the  November 5, 1996, general election  ("Measure 47"). Measure 50 repealed Measure 47 and replaced it with new ad valorem  property tax limitations  similar to those which would have been  required to be enacted  under  Measure 47.  Measure 50 limits the assessed value for the tax year  1997-98 to its 1995-96  "real  market  value,"  less ten percent.  In implementing  Measure 50, the Oregon Legislature also ordered a 17%
reduction in 1997-98 in operating tax levies  (which  amounts vary by government entity).  Thereafter,  Measure  50  limits  the  valuation  growth  of  property assessments  on each unit of property  to three  percent per year for future tax years.  Measure 50 preserves the general limitations on property tax rates of $5 per $1,000 for public  education  and $10 per $1,000 for all other  governmental services.  Measure 50 also requires that any new property taxes be approved by a majority  of the voters in an  election  where at least 50% of  eligible  voters participate,  except in the  instance  of a general  election  in even  numbered years.  In  addition,  Measure 50  requires  voter  approval of the use of fees, taxes,  assessments or other charges as alternative  funding  sources to make up for revenue reductions caused by the amended property tax limits.

         Units of local government that levy and collect property taxes are most directly affected by Measure 50. The State does not levy or collect property taxes, but relies instead on state income taxes as the main source of revenue for the State's general fund. Therefore, Measure 50's main impact on the State will likely be to increase pressure on the Legislative Assembly to use State funds to replace revenues lost by local governments. Measure 50 requires the Legislative Assembly to replace the estimated $428 million in revenues that the public school system, including community colleges, is expected to lose in the 1997-99 biennium because of the property tax limitation. In this manner, Measure
50 may influence the State budgeting process.

         The Oregon Legislative Revenue Office has estimated that the total reduction in property tax revenues collected by local governments under Measure
50 will be approximately $389 million for the tax year 1997-98 and approximately
$454 million for the tax year 1998-99. The first year of implementation occurred with the local property tax bills subject to Measure 50 being distributed in late November 1997. Until local governments and county tax assessors and collectors have significantly more practical experience with implementing and administering the property tax system under the guidelines and limitations of Measure 50 and its implementing legislation, the actual short term and long term financial effects of Measure 50 on local governments will be uncertain.

         The Initiative Process. The Oregon Constitution reserves to the people of the State initiative and referendum power pursuant to which measures designed to amend the State Constitution or enact legislation, can be placed on the statewide general election ballot for consideration by the voters. "Referendum" generally means measures referred to the electors by a legislative body such as the State Legislative Assembly or the governing body of a city, county or other political subdivision, while "initiative" generally means a measure placed before the voters as a result of a petition circulated by one or more private citizens.

         Any person may file a proposed initiative with the Oregon Secretary of State's office. The Oregon Attorney General is required by law to draft a proposed ballot title for the initiative, and interested parties may submit comments on the legal sufficiency of the proposed ballot title and on whether the proposed initiative complies with a "one subject only" rule for initiative measures. After considering any public comments, the Attorney General must either certify or revise the draft ballot title. In general, any elector who timely submitted written comments on the draft ballot title may petition the Oregon Supreme Court seeking a revision of the certified ballot title.

         To have an initiative placed on a general election ballot, the proponents of the proposed initiative must submit to the Secretary of State initiative petitions signed by the number of qualified voters equal to a specified percentage of the total number of votes cast for all candidates for governor in the most recent gubernatorial election. The initiative petition must be filed with the Secretary of State not less than four months prior to the general election at which the proposed measure is to be voted upon. State law permits persons circulating initiative petition to pay money to persons obtaining signatures for the petition.

         Over the past decade Oregon has witnessed increasing activity in the number of initiative petitions that have qualified for the statewide general election. As of July 20, 1998, several initiatives had qualified to be placed on the November 1998 general election ballot. One of these, an initiative restricting forest harvest practices, is forecast to potentially result in a decrease in state revenues from timber harvest tax collections of approximately
$30 million per year is enacted. In recent years, a number of initiatives involving the fiscal operations of the State were proposed and placed on the ballot. Several of these initiatives have been approved by the voters and have had or will have a significant impact on the fiscal operations of the State and local governments. See "Recent Developments Affecting Government Revenues -
Ballot Measure 5 and Measure 50." Other initiatives, had they been approved by the voters, also may have had significant impacts on the fiscal operations of the State.

         It is difficult to predict with certainty either the likelihood of a proposed initiative measure obtaining the required number of valid initiative petition signatures or the likelihood of an initiative that has acquired the necessary number of valid signatures being approved by the voters. There can be no assurance that additional initiatives that will have a material adverse impact on the financial condition of the State or units of local government or the State's or units of local government's ability to collect the revenues required to repay their general obligation bonds, revenue bonds or other obligations will not be proposed, placed on the ballot, or be approved by the voters.

         Judicial challenges seeking interpretations and clarifications of the scope and application of Ballot Measure 5 continue to be filed. It is anticipated that the passage of Measure 50 will also require substantial judicial interpretation of its meaning and application. If it is judicially determined that certain statutes adopted by the Oregon legislature to implement
Ballot Measure 5 or statutes adopted relating to Measure 50 do not adequately implement the restrictions contained in that measure, local governments may have to seek new funding sources for certain items which have been traditionally financed in part through the issuance of voter approved ad valorem tax supported indebtedness.

         The Oregon Bond Market. There is a relatively small active market for municipal bonds of Oregon issuers other than the general obligations of the State itself, and the market price of such other bonds may therefore be volatile. If the Oregon Tax-Free Fund were forced to sell a large volume of Oregon Obligations owned by it for any reason, such as to meet redemption requests for a large number of its shares, there is a risk that the large sale itself would adversely affect the value of the Oregon Tax-Free Fund's portfolio.


                                   MANAGEMENT

         The  following   information   supplements,   and  should  be  read  in
conjunction  with,  the section in the  Prospectus  entitled  "Organization  and
Management of the Funds." The principal  occupations  during the past five years of the  Directors  and  principal  executive  Officer of the  Company are listed below. The address of each,  unless otherwise  indicated,  is 111 Center Street,
Little Rock, Arkansas 72201.  Directors deemed to be "interested persons" of the
Company for purposes of the 1940 Act are indicated by an asterisk.

                                                                  Principal Occupations
Name, Age and Address                         Position            During Past 5 Years
---------------------                         --------            -------------------

Jack S. Euphrat, 75                           Director            Private Investor.
415 Walsh Road
Atherton, CA 94027

*R. Greg Feltus, 46                           Director,           Executive Vice President of Stephens Inc.;
                                              Chairman and        President of Stephens Insurance Services Inc.;
                                              President           Senior Vice President of Stephens Sports
                                                                  Management Inc.; and President of Investor
                                                                  Brokerage Insurance Inc.

Thomas S. Goho, 55                            Director            Associate Professor of Finance of the School of
321 Beechcliff Court                                              Business and Accounting at Wake Forest University
Winston-Salem, NC  27104                                          since 1982.

Peter G. Gordon, 54                           Director            Chairman and Co-Founder of Crystal Geyser Water
Crystal Geyser Water Co.                                          Company and President of Crystal Geyser Roxane
55 Francisco Street                                               Water Company since 1977.
San Francisco, CA  94133

Joseph N. Hankin, 57                          Director            President of Westchester Community College since
75 Grasslands Road                                                1971; Adjunct Professor of Columbia University
Valhalla, NY  10595                                               Teachers College since 1976.

*W. Rodney Hughes, 71                         Director            Private Investor.
31 Dellwood Court
San Rafael, CA 94901

*J. Tucker Morse, 53                          Director            Private Investor; Chairman of Home Account
4 Beaufain Street                                                 Network, Inc. Real Estate Developer; Chairman of
Charleston, SC 29401                                              Renaissance Properties Ltd.; President of  Morse
                                                                  Investment Corporation; and Co-Managing Partner of
                                                                  Main Street Ventures.

Richard H. Blank, Jr., 41                     Chief Operating     Vice President of Stephens Inc.; Director of
                                              Officer,            Stephens Sports Management Inc.; and Director of
                                              Secretary and       Capo Inc.
                                              Treasurer



                               Compensation Table
                       12-Month Period Ended June 30, 1999

                                                                                        Total Compensation
                                           Aggregate Compensation                       from Registrant and
      Name and Position                       from Registrant                        Wells Fargo Fund Complex

       Jack S. Euphrat                            $15,850                                     $20,750
          Director

       R. Greg Feltus                             $  0                                        $  0
          Director

       Thomas S. Goho                             $15,850                                     $20,750
          Director

       Peter G. Gordon                            $15,850                                     $20,750
          Director

      Joseph N. Hankin                            $15,350                                     $19,750
          Director

      W. Rodney Hughes                            $15,350                                     $19,750
          Director

       J. Tucker Morse                            $15,350                                     $19,750
          Director


         Directors of the Company are compensated annually by the Company and by all the registrants in each fund complex they serve as indicated below and also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. The Company, Stagecoach Trust and Life & Annuity Trust are considered to be members of the same fund complex as such term is defined in Form N-1A under the 1940 Act (the "Wells Fargo Fund Complex"). Barclays Global Investors
Funds, Inc. and Master Investment Portfolio together form a separate fund complex (the "BGFA Fund Complex"). Each of the Directors and Officers of the
Company serves in the identical capacity as directors and officers or as trustees and/or officers of each registered open-end management investment company in both the Wells Fargo and BGFA Fund Complexes, except for Joseph N.
Hankin and Peter G. Gordon, who only serve the aforementioned members of the Wells Fargo Fund Complex. The Directors are compensated by other companies and trusts within a fund complex for their services as directors/trustees to such companies and trusts. Currently the Directors do not receive any retirement benefits or deferred compensation from the Company or any other member of each fund complex.

         As of the date of this SAI, Directors and Officers of the Company as a group beneficially owned less than 1% of the outstanding shares of the Company.

         Investment  Advisor.  Wells  Fargo Bank  provides  investment  advisory services  to the Funds.  As  Investment  Advisor,  Wells  Fargo  Bank  furnishes investment  guidance and policy direction in connection with the daily portfolio management of the Funds.  Wells Fargo Bank  furnishes to the Company's  Board of
Directors  periodic  reports on the investment  strategy and performance of each
Fund. Wells Fargo Bank provides the Funds with, among other things, money market security and fixed-income  research,  analysis and statistical and economic data
and  information   concerning  interest  rate  and  securities  markets  trends, portfolio composition, and credit conditions.

         As compensation for its advisory services, Well Fargo Bank is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

                                                                                  Annual Rate
                  Fund                                                   (as percentage of net assets)

         Arizona Tax-Free                                                       0.50%
         California Tax-Free Bond                                               0.50%
         California Tax-Free Income                                             0.50%
         National Tax-Free                                                      0.50%
         Oregon Tax-Free                                                        0.50%


         For the periods indicated below, the Funds paid to Wells Fargo Bank the following advisory fees and Wells Fargo Bank waived the indicated amounts:

                                           Year-Ended
                                             6/30/99
      Fund                          Fees Paid      Fees Waived
Arizona Tax-Free                 $     26,674     $     60,197
California Tax-Free Bond         $1,473,040       $2,020,699
California Tax-Free Income       $     84,334     $   189,929
National Tax-Free                $     87,449     $   198,702
Oregon Tax-Free                  $     63,262     $   144,862


                                           Three-Month                                                      Six-Month
                                          Period Ended                      Year-Ended                    Period Ended
          Fund                               6/30/98                         3/31/98                         3/31/97
                                    Fees Paid      Fees Waived       Fees Paid      Fees Waived     Fees Paid     Fees Waived
Arizona Tax-Free                     $ 6,959         $ 15,744        $ 29,358        $ 65,926          $ 0          $ 52,838
California Tax-Free Bond*           $ 716,047        $979,592       $1,259,094           $             N/A            N/A
                                                                                         0
California Tax-Free Income          $ 23,651         $ 54,709        $ 106,906       $ 241,280      $67,449         $144,315
National Tax-Free                   $ 21,766         $ 49,565        $ 39,446        $ 89,340          $ 0          $ 30,284
Oregon Tax-Free                     $ 14,994         $ 34,127        $ 57,037        $ 130,517         $ 0          $102,775


--------------------
         * These amounts  reflect the six-month  period ended June 30, 1998, and the year ended  December 31, 1997.  Prior to December  12, 1997,  these  amounts reflect fees paid by the Overland predecessor portfolio.



     Arizona Tax-Free, National Tax-Free and Oregon Tax-Free Funds. The Pacifica
Arizona Tax-Exempt, National Tax-Exempt and Oregon Tax-Exempt Funds were reorganized as the Company's Arizona Tax-Free, National Tax-Free and Oregon
Tax-Free  Funds on  September 6, 1996.  Prior to September 6, 1996,  Wells Fargo
Investment  Management,  Inc.  ("WFIM") and its  predecessor,  First  Interstate
Capital  Management,  Inc.  ("FICM")  served as Advisor to the Pacifica  Arizona
Tax-Exempt,  National Tax-Exempt and Oregon Tax-Exempt Funds. As of September 6,
1996,  Wells Fargo Bank became the Advisor to the  Company's  Arizona  Tax-Free,
National Tax-Free and Oregon Tax-Free Funds.

         For the period  begun April 1, 1996 and ended  September  5, 1996,  the
Pacifica predecessor portfolios paid to WFIM, and for the period begun September
6, 1996 and ended September 30, 1996, the Funds paid to Wells Fargo Bank the advisory fees indicated below and the indicated amounts were waived:

                                                                              Year Ended
                                                                                9/30/96
          Fund                                                 Fees Paid                     Fees Waived

Arizona Tax-Free                                              $  22,457                      $  98,300
National Tax-Free                                             $    0                         $  67,463
Oregon Tax-Free                                               $173,249                       $  57,377


     Prior to October 1, 1995, First  Interstate Bank of Oregon,  N.A. and First
Interstate Bank of Washington, N.A. served as co-Advisors to the predecessor portfolio of the National Tax-Free Fund; First Interstate Bank of Oregon, N.A.
served as Advisor to the predecessor portfolio of the Oregon Tax-Free Fund; and First Interstate Bank of Arizona, N.A. served as Advisor to the predecessor portfolio of the Arizona Tax-Free Fund.

         For the periods indicated below, the prior Advisors were entitled to receive the following amounts in advisory fees and waived reimbursed fees in the indicated amounts. In 1995, the Funds changed their fiscal year from May 31 to September 30.

                                                                               Four-Month
                                                                              Period Ended
                                                                                9/30/95
                                                                 Fees                            Fees
                       Fund                                      Paid                           Waived
Arizona Tax-Free                                                $41,159                        $66,373
National Tax-Free                                               $24,173                        $68,667
Oregon Tax-Free                                                 $84,999                        $43,995


         California Tax-Free Bond and California Tax-Free Income Funds. For the periods indicated below, the California Funds paid to Wells Fargo Bank the following advisory fees and Wells Fargo Bank waived the indicated amounts:

                                   Nine-Month
                                                            Period Ended                      Year Ended
                                                               9/30/96                         12/31/95
                                                        Fees            Fees             Fees              Fees
                       Fund                             Paid           Waived            Paid             Waived
  California Tax-Free Bond*                          $1,276,667          $ 0          $1,165,967         $248,047
  California Tax-Free Income                         $ 281,991         $18,321        $ 236,632          $ 31,013
--------------------
     * Indicates fees paid by the Overland predecessor portfolio.  For 1996, the amount shown is for the year ended December 31, 1996.



         General. Each Fund's Advisory Contract will continue in effect for more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Company's Board of Directors and (ii) by a majority of the Directors of the Company who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. A Fund's
Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

         Investment  Sub-Advisor.  Wells  Fargo Bank has engaged  Wells  Capital
Management ("WCM") to serve as Investment Sub-Advisor to each Fund. Subject to the direction of the Company's Board of Directors and the overall supervision and control of Wells Fargo Bank and the Company, WCM makes recommendations regarding the investment and reinvestment of the Funds' assets. WCM furnishes to Wells Fargo Bank periodic reports on the investment activity and performance of the Funds. WCM and also furnishes such additional reports and information as Wells Fargo Bank and the Company's Board of Directors and officers may reasonably request.

         As compensation for its sub-advisory services, WCM is entitled to receive a monthly fee equal to an annual rate of 0.15% of the first $400 million of the average daily net assets, 0.125% of the next $400 million of the Funds' net assets, and 0.10% of net assets over $800 million. WCM receives a minimum annual sub-advisory fee of $120,000 from the Fund. This minimum annual fee payable to WCM does not increase the advisory fee paid by the Fund to Wells
Fargo Bank.  These fees may be paid by Wells Fargo Bank or directly by the Fund.
If the sub-advisory fee is paid directly by the Fund, the compensation paid to Wells Fargo Bank for advisory fees will be reduced accordingly.

         Portfolio Managers. Mr. Stephen Galiani assumed sole responsibility for the day-to-day portfolio management of the National Tax-Free Fund in July 1997, and for the Arizona Tax-Free and Oregon Tax-Free Funds on March 1, 1999. Mr.
Galiani joined Wells Capital  Management in June of 1977 as the Senior Portfolio
Manager in charge of the  municipal  bond group.  He came to WCM from  Qualivest
Capital  Management  in  Portland,  Oregon,  where he was the  Director of Fixed
Income for two years. Prior to that, he served as President and portfolio manager of his own investment advisory firm from 1990 to 1995. Earlier affiliations included Keystone Custodian Funds, where he managed the municipal bond team, and Eaton Vance Corporation. Mr. Galiani began his investment career in 1975 after earning an M.B.A. from Boston University. He holds a B.A. from Manhattan College.

         Ms. Laura Milner assumed sole responsibility for the day-to-day management of the California Tax-Free Income Fund on June 1, 1995. Ms. Milner had been a portfolio co-manager of the California Tax-Free Income Fund since
November 1992.  Ms. Milner also has been portfolio  co-manager of the California
Tax-Free  Bond Fund.  Ms.  Milner's  current  position  with Wells Fargo Bank is
Senior Tax-Exempt Specialist/Portfolio Manager. Her background includes over seven years experience specializing in short- and long-term municipal securities with Salomon Brothers. She is a member of the National Federation of Municipal
Analysts and its California chapter.

         Mr.  David  Klug  assumed  sole   responsibility   for  the  day-to-day
management of the  California  Tax-Free Bond Fund on June 1, 1995.  Mr. Klug had
been a co-manager of the  California  Tax-Free Bond Fund since January 1992. Mr.
Klug also has been portfolio  co-manager of the California Tax-Free Income Fund.
Mr.  Klug's  current  position  with  Wells  Fargo  Bank  is  Senior  Tax-Exempt
Specialist/Portfolio Manager. He has managed municipal bond portfolios for Wells
Fargo Bank for over nine years.  Prior to joining  Wells Fargo Bank,  he managed the  municipal  bond  portfolio  for a major  property  and  casualty  insurance company.  Mr. Klug holds an M.B.A.  from the  University  of  Chicago,  and is a member of the  National  Federation  of  Municipal  Analyst  and its  California
chapter.

         Administrator.   The   Company  has   retained   Wells  Fargo  Bank  as
Administrator on behalf of each Fund. Under the Administration Agreement between
Wells  Fargo  Bank  and  the  Company,   Wells  Fargo  Bank  shall   provide  as
administration  services,  among other things:  (i) general  supervision  of the
Funds'  operations,  including  coordination  of the services  performed by each
Fund's investment  Advisor,  transfer agent,  custodian,  shareholder  servicing
agent(s),   independent  auditors  and  legal  counsel,  regulatory  compliance, including the  compilation of information  for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder  reports for each Fund; and (ii) general  supervision relative to the  compilation  of data required for the  preparation  of periodic reports  distributed  to the Company's  officers and Board of  Directors.  Wells
Fargo Bank also  furnishes  office  space and certain  facilities  required  for conducting the Funds' business  together with ordinary  clerical and bookkeeping services.  The  Administrator  is  entitled  to  receive a fee of 0.15%,  of the average daily net assets on an annual basis of each Fund.

         Prior to March 25, 1999, Wells Fargo Bank served as  administrator  and
Stephens Inc. ("Stephens") served as co-administrator for the Fund and each were entitled to receive 0.03% and 0.04%, respectively, of each Fund's average daily net assets on an annual basis. Prior to February 1, 1998, Wells Fargo Bank and Stephens received monthly fees of 0.04% and 0.02%, respectively, of the average daily net assets on an annual basis of each Fund. In connection with the change in fees, the responsibility for performing various administration services was shifted to the Co-Administrator. Except as described below, prior to February 1, 1997, Stephens served as sole Administrator and performed substantially the same services now provided by Wells Fargo Bank. The Administration fees paid are listed below.

         For the periods indicated below, the Funds paid to Wells Fargo Bank and Stephens the following dollar amounts for administration and co-administration fees:

                                                                        Year-Ended
                                                                         6/30/99
         Fund                                      Total               Wells Fargo             Stephens*
         ----                                      -----               -----------             --------
Arizona Tax-Free                                  $  14,351             $    6,171             $    8,180
California Tax-Free Bond                          $569,825              $245,025               $324,800
California Tax-Free Income                        $  45,036             $  19,365              $   25,671
National Tax-Free                                 $  47,231             $  20,309              $   26,922
Oregon Tax-Free                                   $  34,149             $  14,684              $   19,465

--------------------
*    Reflects fees paid to Stephens as Co-Administrator prior to March 25, 1999.


                                                                       Three-Month
                                                                       Period Ended
         Fund                                                            6/30/98
                                                   Total               Wells Fargo             Stephens
Arizona Tax-Free                                  $ 3,251                $ 1,398                $ 1,853
California Tax-Free Bond*                         $232,768              $100,090               $132,678
California Tax-Free Income                        $ 11,046               $ 4,750                $ 6,296
National Tax-Free                                 $ 10,157               $ 4,368                $ 5,789
Oregon Tax-Free                                   $ 6,989                $ 3,005                $ 3,984

--------------------
*    Represents the six-month period ended June 30, 1998.

                                                                                              Six-Month
                                                 Year-Ended                                  Period Ended
         Fund                                      3/31/98                                     3/31/97
         ----                                      -------                                     -------
                                    Total       Wells Fargo      Stephens         Total        Wells Fargo    Stephens
                                    -----       -----------      --------         -----        -----------    --------
Arizona Tax-Free                   $  12,043      $  8,069         $             $ 5,750         $ 1,150       $ 4,600
                                                               3,974
California Tax-Free Bond*          $217,623       $43,525          $174,098        N/A             N/A           N/A
California Tax-Free Income         $  43,808      $29,351          $  14,457     $ 16,307        $ 3,261      $ 13,046
National Tax-Free                  $  16,707      $11,194          $             $ 3,222          $ 644        $ 2,578
                                                               5,513
Oregon Tax-Free                    $  23,433      $15,700          $             $ 10,907        $ 2,181       $ 8,726
                                                               7,733

--------------------
*    These amounts are for the year-ended  December 31, 1997.  Prior to December
     12, 1997,  these  amounts  reflect  fees paid by the  Overland  predecessor portfolio.

         Arizona  Tax-Free,  National  Tax-Free and Oregon Tax-Free  Funds.  The
Pacifica Arizona  Tax-Exempt,  National  Tax-Exempt and Oregon  Tax-Exempt Funds
were reorganized as the Company's Arizona Tax-Free, National Tax-Free and Oregon
Tax-Free  Funds  on  September  6,  1996.   Prior  to  September  6,  1996,  the
Administrator,  Furman Selz LLC ("Furman  Selz"),  of the  Pacifica  predecessor portfolios  provided  management and  administration  services necessary for the operation of such Funds,  pursuant to an Administrative  Services Contract.  For these services,  Furman Selz was entitled to receive a fee, payable monthly,  at the annual  rate of 0.15% of the  average  daily net  assets of the  predecessor portfolios.

         For the period begun September 6, 1996 and ended September 30, 1996, the Funds paid to Stephens the dollar amounts of administration fees indicated below. Stephens, as sole Administrator during this period, was entitled to receive a monthly fee at the annual rate of 0.03% of each Fund's average daily net assets. The amount also reflects the net administration fees paid, after waivers, by the predecessor portfolio to Furman Selz for the period begun
October 1, 1995 and ended September 5, 1996.

                                                            Year Ended
                                                              9/30/96

          Fund                                                Fees Paid

                                                             $24,636
                                                             $14,138
                                                             $49,627
Arizona Tax-Free
National Tax-Free
Oregon Tax-Free


         Prior to October 1, 1995, ALPS Mutual Funds Service, Inc. ("ALPS") served as the Administrator for the predecessor portfolios to the Arizona
Tax-Free, National Tax-Free and Oregon Tax-Free Funds. For its administration services, ALPS was entitled to receive the dollar amounts indicated below for the periods indicated in the table and waived the indicated amounts. In 1995, the Funds changed their fiscal year-end from May 31 to September 30.

                                   Four-Month
                                  Period Ended
                                                                   9/30/95
                                                             Fees            Fees
          Fund                                               Paid           Waived
Arizona Tax-Free                                            $4,116           $ 0
National Tax-Free                                           $2,417           $ 0
Oregon Tax-Free                                             $8,500           $ 0


         California Tax-Free Bond and California Tax-Free Income Funds. Prior to the Consolidation of the Overland portfolios into the Stagecoach funds on December 12, 1997, Wells Fargo Bank and Stephens served as Administrator and
Co-Administrator,  respectively,  to the Overland  California  Tax-Free Bond and
California Tax-Free Income Funds. Prior to February 1, 1997, Stephens served as sole Administrator to such Funds and was entitled to receive a fee, payable monthly, at the annual rate of 0.03% of each such Fund's average daily net assets.

         For the periods indicated below, the Funds paid to Stephens the following dollar amounts for administration fees:


                                                    Nine-Month
                                                   Period Ended        Year Ended
                          Fund                        9/30/96           12/31/95

         California Tax-Free Bond*                   $357,423           $384,015
         California Tax-Free Income                  $  18,371          $ 16,793
--------------------
* Represents amounts paid by the Overland predecessor  portfolio.  For 1996, the amount shown is for the year ended December 31, 1996.

         Distributor.  Stephens  (the  "Distributor"),  located  at  111  Center
Street,  Little Rock,  Arkansas 72201,  serves as Distributor to the Funds. Each
Fund has adopted a distribution  plan (a "Plan") under Section 12(b) of the 1940
Act and Rule 12b-1  thereunder  (the  "Rule") for each class of its shares.  The
Institutional Class shares have no Plans. The Plans were adopted by the Company's Board of Directors, including a majority of the Directors who were not "interested persons" (as defined in the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plans or in any agreement related to the Plans (the "Non-Interested Directors").

         Under the Plans and pursuant to the related Distribution Agreement, the Funds pay Stephens the amounts below as compensation for distribution-related services or as reimbursement for distribution-related expenses. The fees are expressed as a percentage of the average daily net assets attributable to each Class or Fund.





                         Fund                                                 Fee
               Arizona Tax-Free
                     Class A                                                     0.05%
                     Class B                                                     0.75%
                     Institutional Class                                          N/A

               California Tax-Free Bond
                     Class B                                                     0.70%
                     Class C                                                     0.75%
                     Institutional Class                                          N/A

               National Tax-Free
                     Class A                                                     0.05%
                     Class B                                                     0.75%
                     Class C                                                     0.75%
                     Institutional Class                                          N/A

               Oregon Tax-Free
                     Class A                                                     0.05%
                     Class B                                                     0.75%
                     Institutional Class                                          N/A


         The actual fee payable to the Distributor by the above-indicated  Funds and  classes is  determined,  within  such  limits,  from time to time by mutual agreement  between  the  Company  and the  Distributor  and will not  exceed the maximum  sales  charges  payable by mutual funds sold by members of the National
Association of Securities Dealers,  Inc. ("NASD") under the Conduct Rules of the
NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank and its affiliates)  under which such agents may  receive  compensation  for  distribution-related  services  from the
Distributor,  including,  but not limited to,  commissions  or other payments to such agents based on the average daily net assets of Fund shares attributable to
their   customers.   The  Distributor  may  retain  any  portion  of  the  total distribution  fee payable  thereunder to compensate it for  distribution-related services  provided  by it or to  reimburse  it  for  other  distribution-related expenses.

         Under  the Plans in  effect  for the  Class A shares of the  California
Tax-Free Bond and California Tax-Free Income Funds, each Fund may defray all or part of the cost of preparing and printing prospectuses and other promotional materials and of delivering those prospectuses and promotional materials to prospective shareholders by paying on an annual basis up to 0.05% of the respective Fund's average daily net assets attributable to Class A shares. The
Plans for the Class A shares of the Funds provide only for reimbursement of actual expenses.

   General. Each plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Directors of the Company and the Non-Interested Directors. Any Distribution Agreement related to the Plans also must be approved by such vote of the Directors and Non-Interested Directors. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of the Fund or by vote of a majority of the Non-Interested Directors on not more than 60 days' written notice. The Plans may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plans may be made except by a majority of both the Directors of the Company and the Non-Interested Directors.

   The Plans require that the Treasurer of the Company shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plans. The
   Rule also requires that the selection and nomination of Directors who are not "interested persons" of the Company be made by such disinterested Directors.

   Wells Fargo Bank,  an  interested  person (as that term is defined in Section
   2(a)(19)  of the 1940 Act) of the  Company,  acts as a selling  agent for the
   Funds' shares pursuant to selling  agreements with Stephens  authorized under the Plans.  As a selling  agent,  Wells Fargo Bank has an indirect  financial interest in the operation of the Plans.  The Board of Directors has concluded that the  Plans  are  reasonably  likely  to  benefit  the  Funds  and  their shareholders  because the Plans  authorize  the  relationships  with  selling
   agents,   including  Wells  Fargo  Bank,   that  have  previously   developed
   distribution  channels and  relationships  with the retail customers that the
   Funds are designed to serve.  These  relationships and distribution  channels are believed by the Board to provide  potential for increased Fund assets and
   ultimately   corresponding   economic  efficiencies  (i.e.,  lower  per-share
   transaction  costs and fixed expenses) that are generated by increased assets under management.

         Shareholder Servicing Agent. The Funds have approved a Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank, on behalf of the Class A, Class B,
Class C and  Institutional  Class  shares.  Under  the  agreements,  Shareholder
Servicing Agents (including Wells Fargo Bank) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Company or a shareholder may reasonably request. For providing shareholder services, a Servicing Agent is entitled to a fee from the applicable Fund, on an annualized basis, of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The amounts payable under the Shareholder Servicing Plan and Agreements are shown below. The Servicing Plan and related Shareholder Servicing Agreements were approved by the Company's Board of Directors and provide that a Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.


                  Fund                                                             Fee
        Arizona Tax-Free
            Class A                                                               0.25%
            Class B                                                               0.25%
            Institutional Class                                                   0.25%

        California Tax-Free Bond
            Class A                                                               0.30%
            Class B                                                               0.30%
            Class C                                                               0.25%
            Institutional Class                                                   0.25%

        California Tax-Free Income
            Class A                                                               0.30%
            Institutional Class                                                   0.25%

        National Tax-Free
            Class A                                                               0.25%
            Class B                                                               0.25%
            Class C                                                               0.25%
            Institutional Class                                                   0.25%

        Oregon Tax-Free
            Class A                                                               0.25%
            Class B                                                               0.25%
            Institutional Class                                                   0.25%


         General.  The Servicing  Plan will continue in effect from year to year if such  continuance is approved by a majority vote of both the Directors of the
Company,  including a majority of the Directors who are not "interested periods"
(as defined in the 1940 Act) of the Funds ("Non-Interested Directors"). Any form of Servicing  Agreement  related to the Servicing  Plan also must be approved by
such  vote  of  the  Directors  and  the  Non-Interested  Directors.   Servicing
Agreements  may be terminated at any time,  without  payment of any penalty,  by vote of a  majority  of the Board of  Directors,  including  a  majority  of the
Non-Interested Directors. No material amendment to the Servicing Plan or related
Servicing  Agreements  may be made except by a majority of both the Directors of the Company and the Non-Interested Directors.

         The Servicing Plan requires that the Administrator shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Servicing Plan.

         Custodian.  Norwest Bank Minnesota,  N.A. ("Norwest Bank"),  located at
6th &  Marquette,  Minneapolis,  MN,  acts  as  Custodian  for  each  Fund.  The
Custodian,  among other things,  maintains a custody  account or accounts in the name of each Fund,  receives and delivers all assets for each Fund upon purchase and upon sale or maturity,  collects and receives all income and other  payments and  distributions  on account of the assets of each Fund, and pays all expenses of each Fund. For its services as Custodian, Norwest Bank is entitled to receive fees as  follows:  a net asset  charge at the annual  rate of  0.0167%,  payable monthly,  plus  specified  transaction  charges.  Norwest Bank also will provide portfolio  accounting services under the Custody Agreement as follows: a monthly base fee of  $2,000  plus a net asset  fee at the  annual  rate of 0.070% of the first  $50,000,000  of a Fund's  average  daily net  assets,  0.045% of the next
$50,000,000,   and  0.020%  of  the  average  daily  net  assets  in  excess  of
$100,000,000.

         Transfer and Dividend  Disbursing Agent. Boston Financial Data Services
Inc.  ("BFDS"),  located at Two Heritage Drive,  Quincy MA, acts as Transfer and
Dividend Disbursing Agent for the Funds. For providing such services, BFDS is entitled to receive monthly payments at the annual rate of 0.14% of each Fund's average daily net assets of each retail class of shares and 0.06% of each Fund's average daily net assets of the Institutional Class shares.

         Underwriting Commissions. Front-end sales loads and contingent deferred sales charges are not assessed in connection with the purchase and redemption of Institutional Class shares. Therefore, no underwriting commissions were paid to Stephens as the Funds' Distributor for these shares.

         For the year-ended June 30, 1999, the aggregate dollar amount of underwriting commissions paid to Stephens as sales/redemptions of the Company's shares was $6,388,031 Stephens retained $3,295,813 of such commissions.

         For the  three-month  period ended June 30, 1998, the aggregate  dollar amount of underwriting  commissions paid to Stephens on sales/redemptions of the
Company's shares was $1,546,670. Stephens retained $485,869 of such commissions.
Wells Fargo Securities Inc.
("WFSI"), an affiliated broker-dealer of the Company, retained $1,068,673 of such commissions.

         For the year ended March 31, 1998, the aggregate dollar amount of underwriting commissions paid to Stephens on sales/redemptions of the Company's shares was $7,671,295. Stephens retained $939,892 of such commissions. WFSI retained $5,348,626 of such commissions.

         For the six-month period ended March 31, 1997, the aggregate dollar amount of underwriting commissions paid to Stephens on sales/redemptions of the Company's share was $2,296,243. Stephens retained $241,806 of such commissions.
WFSI and its registered representatives retained $1,719,000 and $335,437, respectively, of such commissions.

         For the nine-month period ended September 30, 1996, the aggregate amount of underwriting commissions paid to Stephens on sales/redemptions of the Company's shares was $2,917,738. Stephens retained $198,664 of such commissions.
WFSI and its registered representatives retained $2,583,027 and $136,047, respectively, of such commissions.

         For the period begun October 1, 1995 and ended September 5, 1996 with respect to the predecessor portfolios to the Arizona Tax-Free, National Tax-Free and Oregon Tax-Free Funds, the aggregate amount of underwriting commissions on sales/redemptions of Pacifica's shares was $150,771. Pacifica Funds Distributor
Inc.  ("PFD"),  retained  $18,139 and its  registered  representatives  retained
$132,632 of such commissions.

                            PERFORMANCE CALCULATIONS

         The Funds may  advertise  certain  yield and total return  information.
Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

         In  connection  with   communicating  its  performance  to  current  or
prospective shareholders,  these figures may also be compared to the performance of other  mutual  funds  tracked by mutual fund rating  services or to unmanaged indices which may assume  reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

         Performance information for a Fund or Class of shares in a Fund may be useful in reviewing the performance of such Fund or Class of shares and for providing a basis for comparison with investment alternatives. The performance of a Fund and the performance of a Class of shares in a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

         Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year.

         Performance  shown or advertised  for the Class A shares of the Arizona
Tax-Free Fund for periods prior to September 6, 1996,  reflects  performance  of the  Investor  shares of the Pacifica  Arizona  Tax-Exempt  Fund, a  predecessor portfolio  with  the same  objective  and  policies  as the  Stagecoach  Arizona
Tax-Free  Fund.  Performance  shown or advertised  for the Class B shares of the
Stagecoach  Arizona  Tax-Free  Fund for  periods  prior to  September  6,  1996, reflects  performance  of  the  Investor  shares  of the  predecessor  portfolio adjusted to reflect Class B expenses in effect on September 6. Performance shown or advertised for the  Institutional  Class shares of the Arizona  Tax-Free Fund
for  periods  prior  to  September  6,  1996,   reflects   performance   of  the
Institutional  Class shares and the Investor  Class shares  (prior to October 1,
1995) of the Pacifica Arizona Tax-Exempt Fund, a predecessor  portfolio with the same objective and policies as the Stagecoach Arizona Tax-Free Fund.

         Performance shown or advertised for the Class A shares of the Stagecoach California Tax-Free Bond Fund for periods prior to December 12, 1997, reflects performance of the Class A shares of the Overland Express California
Tax-Free Bond Fund (the accounting survivor of a merger of the Funds on December
12, 1997). Performance shown or advertised for the Class C shares of the Stagecoach Fund reflects performance of the Class D shares of the Overland Fund;
for periods prior to July 1, 1993,  Class C share  performance of the Stagecoach
Fund reflects performance of the Class A shares of the Overland Fund, adjusted to reflect the sales charges and expenses of the Class C shares. Performance shown or advertised for the Class B shares of the Stagecoach Fund for periods prior to January 1, 1995, reflects performance of the Class D shares of the Overland Fund, although for periods prior to July 1, 1993, Class B share performance of the Stagecoach Fund reflects performance of the Class A shares of the Overland Fund, adjusted to reflect the sales charges and expenses of the Class B shares of the Class B shares of the Stagecoach Fund. Performance shown or advertised for the Institutional Class shares of the Stagecoach California
Tax-Free Bond Fund for periods prior to December 15, 1997, reflects performance of the Class A shares of the Overland California Tax-Free Fund (the accounting survivor of a merger of the Funds on December 12, 1997).

         Performance shown or advertised for the Institutional Class shares of the California Tax-Free Income Fund for periods prior to September 6, 1996, reflects the performance of the Fund's Class A shares.

         Performance  shown or advertised for the Class A shares of the National
Tax-Free Fund for periods prior to September 6, 1996,  reflects  performance  of the  Investor  shares of the Pacifica  National  Tax-Free  Fund,  a  predecessor portfolio  with the same  objective  and  policies  as the  Stagecoach  National
Tax-Free  Fund.  Performance  shown or advertised  for the Class B shares of the
Stagecoach  National  Tax-Free  Fund for  periods  prior to  September  6, 1996, reflects  performance  of  the  Investor  shares  of the  predecessor  portfolio adjusted to reflect Class B expenses in effect on September 6. Performance shown or advertised for the  Institutional  Class shares of the National Tax-Free Fund
for  periods  prior  to  September  6,  1996,   reflects   performance   of  the
Institutional  Class shares and the Investor  Class shares  (prior to October 1,
1995) of the Pacifica National Tax-Exempt Fund, a predecessor portfolio with the same objective and policies as the Stagecoach National Tax-Free Fund.

         Performance  shown or  advertised  for the Class A shares of the Oregon
Tax-Free Fund for periods prior to September 6, 1996,  reflects  performance  of the  Investor  shares of the Pacifica  Oregon  Tax-Exempt  Fund,  a  predecessor portfolio with the same objective and policies as the Stagecoach Oregon Tax-Free
Fund.  Performance  shown or advertised for the Class B shares of the Stagecoach
Oregon  Tax-Free  Fund  for  periods  prior  to  September  6,  1996,   reflects
performance  of the Investor  shares of the  predecessor  portfolio  adjusted to reflect  Class B  expenses  in  effect  on  September  6.  Performance  shown or advertised for the  Institutional  Class shares of the Oregon  Tax-Free Fund for periods prior to September 6, 1996,  reflects  performance of the  Institutional
Class  shares and the Investor  Class  shares  (prior to October 1, 1995) of the
Pacifica Oregon Tax-Exempt Fund, a predecessor portfolio with the same objective and policies as the Stagecoach Oregon Tax-Free Fund.

         Average Annual Total Return: The Funds may advertise certain total return information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)n=ERV.

                                    Average Annual Total Return for the Applicable Period Ended June 30, 19991

                    Inception2     Inception     Five Year     Five Year     Three Year    Three Year     One Year     One Year
                       With           No           With           No           With            No           With          No
                   Sales Charge  Sales Charge  Sales Charge      Sales     Sales Charge   Sales Charge      Sales        Sales
      Fund                                                      Charge                                     Charge       Charge
Arizona Tax-Free
  Class A          5.10          5.76              4.48          5.44           3.50           5.11         (3.87)       0.66
  Class B               4.71         4.71          4.07          4.40           3.12           4.03         (4.74)       0.00
  Institutional        N/A           5.86           N/A          5.59          N/A             5.29          N/A         0.76
      Class3

California
Tax-Free
Bond
  Class A               7.19         7.65          5.61          6.60           4.86           6.47         (2.23)       2.38
  Class B               6.92         6.92          5.52          5.84           4.80           5.70         (3.20)       1.69
  Class C               6.92         6.92          5.84          5.84           5.70           5.70          0.71        1.69
  Institutional        N/A           7.66           N/A          6.62          N/A             6.50          N/A         2.46
      Class3

California
Tax-Free
Income
  Class A               3.96         4.44          3.95          4.58           3.31           4.38         (0.22)       2.84
  Institutional        N/A           4.46           N/A          4.61          N/A             4.43          N/A         2.96
         Class3

National Tax-Free
  Class A               4.42         5.18          4.71          5.68           3.97           5.58         (3.50)       1.03
  Class B               4.16         4.16          4.26          4.60           3.34           4.26         (4.53)       0.35
  Class C               4.14         4.14          4.57          4.57           4.22           4.22         (0.62)       0.35
  Institutional        N/A           5.19           N/A          5.69          N/A             5.69          N/A         1.02
         Class3

Oregon Tax-Free
  Class A               6.15         6.60          4.92          5.89           5.80           6.29         (2.98)       1.57
  Class B               5.79         5.79          4.66          4.99           5.48           5.48         (4.28)       0.63
  Institutional        N/A           6.64           N/A          5.98          N/A             6.34          N/A         1.62
      Class3
--------------------

1 Return calculations reflect the inclusion of front-end sales charges for Class A shares and the maximum applicable contingent deferred sales charge for Class B and Class C shares.

2 For purposes of showing performance information, the inception date of each Fund is as follows: Arizona Tax-Free - March 1, 1992; California
         Tax-Free  Income -  November  18,  1992;  California  Tax-  Free Bond -
         October 6, 1988;  National Tax-Free - January 15, 1993; Oregon Tax-Free
         - June 1, 1988. The actual inception date of each Class may differ from the inception date of the corresponding Fund.

3        For periods  prior to  September 6, 1996,  performance  figures for the
         Institutional  Class  shares of the  California  Tax-Free  Income  Fund reflect the performance of the Class A shares of such Fund. For periods prior to September 6, 1996,  performance  figures for the Institutional
         Class  shares of the  Arizona,  Oregon,  and  National  Tax-Free  Funds
         reflects the  performance of such Funds'  predecessor  portfolios.  The
         performance   figures  for  the  Institutional   Class  shares  of  the
         California  Tax-Free Bond Fund reflect the  performance  of the Class A shares of the Overland  California  Tax-Free Bond Fund (the  accounting survivor of the merger of the Stagecoach and Overland Funds on December
         12, 1997). Institutional Class shares do not assess a sales charge.

         Cumulative  Total  Return:   In  addition  to  the  above   performance
information,  each Fund may also  advertise the  cumulative  total return of the
Fund. Cumulative total return is based on the overall percentage change in value of a  hypothetical  investment  in the Fund,  assuming  all Fund  dividends  and capital gain distributions are reinvested,  without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

                                      Cumulative Total Return for the Applicable Period Ended June 30, 19991

                    Inception2     Inception2    Five Year       Five Year     Three Year    Three Year
                       With           No            With            No           With            No
                   Sales Charge  Sales Charge   Sales Charge   Sales Charge      Sales      Sales Charge
      Fund                                                                      Charge
Arizona Tax-Free
  Class A          44.02         50.79         24.29              30.35       10.88            16.14
  Class B              40.13         40.13          22.05         24.00           9.65         12.58
  Institutional        N/A           51.83          N/A           31.25           N/A          16.74
      Class3

California
Tax-Free
Bond
  Class A          110.74        120.65        31.41              37.64       15.29            20.79
  Class B             105.07        105.07          30.79         32.79          15.10         18.10
  Class C             105.05        105.05          32.78         32.78          18.09         18.09
  Institutional        N/A          120.85          N/A           37.76           N/A          20.81
      Class3

California
Tax-Free
Income
  Class A          29.30         33.31         21.35              25.10       10.26            13.72
  Institutional        N/A           33.52          N/A           25.30           N/A          13.90
      Class3

National Tax-Free
  Class A          31.99         38.24         25.88              31.80       12.40            17.68
  Class B              29.91         29.91          23.20         25.21          10.34         13.34
  Class C              29.75         29.75          25.05         25.05          13.20         13.20
  Institutional        N/A           38.35          N/A           31.90           N/A          17.69
      Class3

Oregon Tax-Free
  Class A          98.83         103.00        27.11              33.11       11.77            17.06
  Class B              86.53         86.53          25.55         27.56          10.59         13.59
  Institutional        N/A          103.90          N/A           33.69           N/A          17.59
      Class3

--------------------
1        Return  calculations  reflect the inclusion of front-end  sales charges for Class A shares and the maximum applicable contingent deferred sales charge for Class B and Class C shares.

2          For purposes of showing performance information, the inception date of each Fund and Class is as follows:  Arizona  Tax-Free - March 1, 1992;
          California  Tax-Free Income - November 18, 1992;  California Tax- Free
          Bond - October 6, 1988;  National  Tax-Free - January 15, 1993; Oregon
          Tax-Free - June 1, 1988.  The actual  inception date of each Class may differ from the inception date of the corresponding Fund.

3        For periods  prior to  September 6, 1996,  performance  figures for the
         Institutional  Class  shares of the  California  Tax-Free  Income  Fund reflect the performance of the Class A shares of such Fund. For periods prior to September 6, 1996,  performance  figures for the Institutional
         Class  shares of the  Arizona,  Oregon,  and  National  Tax-Free  Funds
         reflects the  performance of such Funds'  predecessor  portfolios.  The
         performance   figures  for  the  Institutional   Class  shares  of  the
         California  Tax-Free Bond Fund reflect the  performance  of the Class A shares of the Overland  California  Tax-Free Bond Fund (the  accounting survivor of the merger of the Stagecoach and Overland Funds on December
         12, 1997). Institutional Class shares do not assess a sales charge.

         Yield  Calculations:  The Funds may,  from time to time,  include their yields,  tax-equivalent  yields (if applicable) and average annual total returns
in  advertisements   or  reports  to  shareholders  or  prospective   investors.
Quotations  of yield for the Funds is based on the  investment  income per share earned during a particular 30-day period,  less expenses accrued during a period
("net investment  income") and is computed by dividing net investment  income by the maximum offering price per share on the last day of the period, according to the following formula:

                                                            YIELD = 2[(a - b + 1)6 -1]
                                                             cd

         where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period. The net investment income of the and Funds includes actual interest income, plus or minus amortized purchase discount (which may include original issue discount) or premium, less accrued expenses. Realized and unrealized gains and losses on portfolio securities are not included in the Funds' net investment income.

Tax-Equivalent Yield: Quotations of tax-equivalent yield for a Tax-Free Fund are calculated according the following formula:
                      TAX EQUIVALENT YIELD = ( E ) + t

                                               1 - p

                                               E = Tax-exempt yield

                                               p = stated income tax rate

                                               t = taxable yield



         Effective Yield: Effective yields for the Funds are based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular thirty-day period, less a pro-rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized multiplying by 365/30, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Funds assumes that all dividends received during the period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

                                          Effective Thirty-Day Yield = [(Base Period Return +1)365/30]-1



                    Yield for the Period Ended June 30, 19991

                                                                     Thirty-Day Tax-Equivalent
                                              Thirty-Day Yield                 Yield2

                                             After        Before         After        Before
                      Fund                   Waiver       Waiver        Waiver        Waiver

         California Tax-Free Bond
             Class A
             Class B
             Class C
             Institutional Class

         California Tax-Free Income
             Class A
             Institutional Class

         Arizona Tax-Free
             Class A
             Class B
             Institutional Class

         Oregon Tax-Free
             Class A
             Class B
             Institutional Class

         National Tax-Free
             Class A
             Class B
             Class C
             Institutional Class
----------------------
1     Return  calculations  reflect the inclusion of front-end sales charges for
      Class A shares and the maximum applicable contingent deferred sales charge for Class B and Class C shares.  "After Waiver" figures reflect any waived fees or reimbursed expenses throughout the period.

2 Based on a combined federal and state income tax rate of 45.22% for each of the California Tax-Free Bond and California Tax-Free Income Funds, and
      45.04% and 42.72% for the Oregon  Tax-Free  Fund and the Arizona  Tax-Free
      Fund, respectively, and a federal income tax rate of 39.60% for the National Tax-Free Fund.

         From time to time and only to the extent the  comparison is appropriate for a Fund or a Class of  shares,  the  Company  may  quote the  performance  or price-earning  ratio  of a Fund or  Class  in  advertising  and  other  types of literature  as compared  with the  performance  of the S&P Index,  the Dow Jones
Industrial  Average,  the Lehman Brothers 20+ Years Treasury  Index,  the Lehman
Brothers 5-7 Year Treasury Index,  Donoghue's  Money Fund Averages,  Real Estate
Investment  Averages  (as reported by the  National  Association  of Real Estate
Investment  Trusts),  Gold  Investment  Averages  (provided  by the  World  Gold
Council),  Bank Averages (which is calculated from figures  supplied by the U.S.
League of Savings  Institutions  based on effective  annual rates of interest on both passbook and  certificate  accounts),  average  annualized  certificate  of deposit rates (from the Federal  Reserve G-13  Statistical  Releases or the Bank
Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price
Index (as published by the U.S.  Bureau of Labor  Statistics),  other managed or unmanaged indices or performance data of bonds, municipal securities,  stocks or government securities  (including data provided by Ibbotson  Associates),  or by other services,  companies,  publications or persons who monitor mutual funds on overall  performance  or  other  criteria.  The S&P  Index  and  the  Dow  Jones
Industrial  Average are unmanaged  indices of selected common stock prices.  The performance  of a Fund or a class also may be compared  to that of other  mutual funds having similar objectives. This comparative performance could be expressed as a ranking  prepared  by Lipper  Analytical  Services,  Inc.,  CDA  Investment
Technologies,   Inc.,   Bloomberg   Financial  Markets  or  Morningstar,   Inc.,
independent  services which monitor the performance of mutual funds.  The Funds'
performance  will be  calculated  by  relating  net asset value per share at the beginning of a stated period to the net asset value of the investment,  assuming reinvestment  of all gains  distributions  and dividends paid, at the end of the period.  The Funds'  comparative  performance  will be based on a comparison  of yields,  as described  above,  or total  return,  as reported by Lipper,  Survey
Publications, Donoghue or Morningstar, Inc.

         Any such  comparisons  may be useful to investors who wish to compare a
Fund's  past  performance  with  that  of  its  competitors.   Of  course,  past
performance  cannot be a  guarantee  of future  results.  The  Company  also may include,  from time to time, a reference to certain marketing  approaches of the
Distributor,  including,  for example,  a reference  to a potential  shareholder being contacted by a selected  broker or dealer.  General mutual fund statistics provided by the Investment Company Institute may also be used.

         The Company also may use the following  information  in  advertisements and other types of literature, only to the extent the information is appropriate for a class of shares of a Fund:  (i) the  Consumer  Price  Index may be used to assess  the real rate of  return  from an  investment  in a class of shares of a
Fund;  (ii) other  government  statistics,  including,  but not  limited to, The
Survey of Current Business, may be used to illustrate investment attributes of a
Fund or a class of shares or the  general  economic,  business,  investment,  or
financial  environment  in  which  the  Fund  operates;   (iii)  the  effect  of
tax-deferred  compounding  on the  investment  returns  of a Fund or a class  of shares, or on returns in general,  may be illustrated by graphs,  charts,  etc., where such graphs or charts would compare, at various points in time, the return from an  investment  in a Fund or a class of shares (or returns in general) on a tax-deferred  basis  (assuming  reinvestment  of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or  industries  in which a Fund  invests  may be  compared  to  relevant indices of stocks or surveys  (e.g.,  S&P  Industry  Surveys)  to  evaluate  the historical performance of the Fund or a class or current or potential value with respect to the particular industry or sector.

         In  addition,  the Company  also may use, in  advertisements  and other types of literature,  information and statements:  (1) showing that bank savings accounts  offer a guaranteed  return of principal  and a fixed rate of interest, but no opportunity for capital growth;  and (2) describing Wells Fargo Bank, and its  affiliates and  predecessors,  as one of the first  investment  managers to advise  investment  accounts using asset  allocation and index  strategies.  The
Company  also  may  include  in  advertising   and  other  types  of  literature
information  and  other  data  from  reports  and  studies  prepared  by the Tax
Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

         The Company also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as Standard
& Poor's Corporation. Such rating would assess the creditworthiness of the investments held by a Fund. The assigned rating would not be a recommendation to purchase, sell or hold a Fund's shares since the rating would not comment on the market price of a Fund's shares or the suitability of a Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to a Fund or its investments. The Company may compare a Fund's performance with other investments that are assigned ratings by NRSROs.
Any such comparisons may be useful to investors who wish to compare a Fund's past performance with other rated investments.

         From time to time, the Funds may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells
Fargo Bank, as a Shareholder Servicing Agent for the Stagecoach Funds, provides various services to its customers that are also shareholders of the Funds. These services may include access to Stagecoach Funds' account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined
Wells Fargo Bank and Stagecoach Funds account statements."

         The Company also may disclose, in advertising and other types of literature, information and statements that Wells Capital Management, Inc.
(formerly, Wells Fargo Investment Management), a division of Wells Fargo Bank, is listed in the top 100 by Institutional Investor magazine in its July 1997 survey "America's Top 300 Money Managers." This survey ranks money managers in several asset categories. The Company may also disclose in advertising and other types of sales literature the assets and categories of assets under management by the Company's investment Advisor and the total amount of assets under management by Wells Fargo Bank. As of August 1, 1998, Wells Fargo Bank and its affiliates provided investment advisory services for approximately $63 billion of assets of individuals, trusts, estates and institutions and $32 billion of mutual fund assets.

         The Company may disclose in  advertising  and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through
other  electronic   channels   (collectively,   "Electronic   Channels").   Such
advertising and other literature may discuss the investment options available to investors,  including  the  types of  accounts  and any  applicable  fees.  Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled  out  completely  through  Electronic  Channels.  Advertising  and  other literature  may disclose that Wells Fargo Bank may maintain Web sites,  pages or other information sites accessible through Electronic  Channels (an "Information
Site") and may describe the  contents and features of the  Information  Site and instruct  investors  on how to  access  the  Information  Site  and open a Sweep
Account.  Advertising  and other  literature  may also  disclose the  procedures employed  by Wells  Fargo  Bank to secure  information  provided  by  investors, including  disclosure  and  discussion  of the tools and services for  accessing
Electronic   Channels.   Such   advertising  or  other  literature  may  include
discussions of the advantages of  establishing  and  maintaining a Sweep Account through Electronic  Channels and testimonials from Wells Fargo Bank customers or
employees  and  may  also  include   descriptions  of  locations  where  product
demonstrations  may occur.  The Company may also  disclose  the ranking of Wells
Fargo Bank as one of the largest money managers in the United States.


                        DETERMINATION OF NET ASSET VALUE

         Net asset value per share for each class of the Funds is determined as of the close of regular trading (currently 1:00 p.m., Pacific time) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Funds' shares.

         Securities of a Fund for which market quotations are available are valued at latest prices. Any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the latest bid price quoted on such day. In the case of other Fund securities, including U.S. Government securities but excluding money market instruments and debt securities maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service approved by the Company's
Board of Directors. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of a Fund for which current market quotations are not readily available are valued at fair value as determined in good faith by the Company's Board of Directors and in accordance with procedures adopted by the Directors.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares of the Funds may be purchased on any day the Funds are open for business. Each Fund is open for business each day the NYSE is open for trading
(a  "Business  Day").  Currently,  the NYSE is closed on New Year's Day,  Martin
Luther King, Jr. Day, Presidents' Day, Good Friday,  Memorial Day,  Independence
Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday").  When any
Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

         Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

         Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Company may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Company's responsibilities under the 1940 Act. In addition, the Company may redeem shares involuntarily to reimburse the Funds for any losses sustained by reason of the failure of a shareholders to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectus.

         Investors  in Norwest  Advantage  Funds.  Class A  shareholders  of the
Norwest Advantage Funds who redeem shares at net asset value may use the redemption proceeds to purchase Class A shares of the Stagecoach Funds at net asset value (without a sales charge). A reciprocal sales load waiver is available to the Class A shareholders of Stagecoach Funds, who may use redemption proceeds to purchase Class A shares of the Norwest Advantage Funds at net asset value.

                             PORTFOLIO TRANSACTIONS

         The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Company's Board of Directors, Wells Fargo Bank is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Company to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

         Purchases and sales of non-equity  securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price.  Each of the
Funds also will purchase portfolio securities in underwritten  offerings and may purchase securities directly from the issuer.  Generally,  municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage  commissions.  The cost of  executing  a Fund's  portfolio  securities
transactions   will  consist   primarily  of  dealer  spreads  and  underwriting
commissions.  Under the Act, persons  affiliated with the Company are prohibited from  dealing  with the  Company  as a  principal  in the  purchase  and sale of securities unless an exemptive order allowing such transactions is obtained from the  Commission or an exemption is otherwise  available.  The Funds may purchase securities from underwriting syndicates of which Stephens or Wells Fargo Bank is a member under certain  conditions in accordance  with the  provisions of a rule adopted under the Act and in compliance with procedures  adopted by the Board of
Directors.

         Wells Fargo Bank, as Investment Advisor to the Funds, may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms.
Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Advisory Contracts, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for a Fund may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Funds.

         For  the  fiscal  year  ended  [June  30,   1999],   the  Company  paid
[$_________]  in commissions to various  broker/dealers  in connection with such allocated transactions.

         Brokerage Commissions. For the year-ended June 30, 1999, and for the three-month period ended June 30, 1998, and the year ended March 31, 1998, the Funds paid no brokerage commissions.

         During the fiscal periods ended September 30, 1996, September 30, 1995,
May 31,  1995 and May 31,  1994,  the  predecessor  portfolios  of the  Arizona,
National and Oregon Tax-Free Funds did not pay any brokerage commissions, because all of their portfolio transactions occurred in the over-the-counter market.

         During the nine-month period ended September 30, 1996 and the years ended December 31, 1995 and 1994, the California Funds did not pay any brokerage commissions on portfolio transactions.

         Securities of Regular Broker/Dealers.  As of June 30, 1999, none of the
Funds owned securities of their "regular brokers or dealers" or their parents as defined in the 1940 Act.

         Portfolio Turnover Rate. The portfolio turnover rate is not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences. Portfolio turnover rate s not a limiting factor when Wells Fargo
Bank deems portfolio changes appropriate.

                                  FUND EXPENSES

         From time to time, Wells Fargo Bank and Stephens may waive fees from the Funds in whole or in part. Any such waiver will reduce Fund expenses and, accordingly, have a favorable impact on a Fund's performance.

         Except for the  expenses  borne by Wells Fargo Bank and  Stephens,  the
Company bears all costs of its  operations,  including the  compensation  of its
Directors  who are not  affiliated  with  Stephens or Wells Fargo Bank or any of their  affiliates;  advisory,  shareholder  servicing and  administration  fees;
payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent accountants,  legal counsel,  transfer agent and dividend disbursing agent;  expenses  of  redeeming  shares;  expenses  of  preparing  and  printing
Prospectuses  (except the expense of printing and mailing  Prospectuses used for
promotional   purposes,   unless   otherwise   payable   pursuant  to  a  Plan),
shareholders'  reports,  notices,  proxy  statements  and reports to  regulatory
agencies;   insurance  premiums  and  certain  expenses  relating  to  insurance coverage;  trade  association  membership  dues;  brokerage  and other  expenses connected with the execution of portfolio transactions; fees and expenses of its custodian,  including  those for keeping books and accounts and  calculating the net  asset  value  per  share of a Fund;  expenses  of  shareholders'  meetings;
expenses  relating to the issuance,  registration and  qualification of a Fund's shares; pricing services, and any extraordinary expenses.  Expenses attributable to a Fund are charged against a Fund assets. General expenses of the Company are allocated  among all of the funds of the Company,  including a Fund, in a manner proportionate  to the net assets of each Fund, on a  transactional  basis, or on such other basis as the Company's Board of Directors deems equitable.


                              FEDERAL INCOME TAXES

         The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectuses of each Fund describe generally the tax treatment of distributions by the Funds. This section of the SAI includes additional information concerning federal income taxes.

         General. The Company intends to qualify each Fund as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interest of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will be applied to each Fund, rather than to the Company as a whole. In addition, net capital gain, net investment income, and operating expenses will be determined separately for each Fund. As a regulated investment company, each Fund will not be taxed on its income and gains distributed to its shareholders.

         Qualification  as  a  regulated   investment  company  under  the  Code
requires,  among  other  things,  that each Fund (a)  derive at least 90% of its annual gross income from dividends,  interest,  certain payments with respect to securities  loans,  gains  from  the  sale or  other  disposition  of  stock  or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options,  futures or forward  contracts) derived with respect to its business of investing  in such  stock,  securities  or  currencies;  and (b)  diversify  its holdings so that, at the end of each quarter of the taxable  year,  (i) at least
50% of the market value of the Fund's assets is represented by cash,  government securities  and other  securities  limited  in  respect  of any one issuer to an amount  not  greater  than 5% of the Fund's  assets  and 10% of the  outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets  is  invested  in the  securities  of any one  issuer  (other  than  U.S.
Government   obligations  and  the  securities  of  other  regulated  investment companies),  or in two or more  issuers  which the Fund  controls  and which are determined to be engaged in the same or similar trades or businesses.

         The Funds also must distribute or be deemed to distribute to their shareholders at least 90% of their net investment income (which, for this purpose, includes net short-term capital gains and certain other items) earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year.
Furthermore, distributions declared in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the first taxable year. The Funds intend to pay out substantially all of their income and gains (if any) for each year.

         In addition, a regulated investment company must, in general, derive less than 30% of its gross income from the sale or other disposition of securities or options thereon held for less than three months. However, this restriction has been repealed with respect to a regulated investment company's taxable years beginning after August 5, 1997.

         Excise Tax. A 4% nondeductible  excise tax will be imposed on each Fund
(other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

         Taxation of Fund Investments. Except as provided herein, gains and losses on the sale of portfolio securities by a Fund will generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.

         Gains recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.

         If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract.

         Capital Gain Distributions. Distributions which are designated by a Fund as capital gain distributions will be taxed to shareholders as long-term term capital gain (to the extent such dividends do exceed the Fund's actual net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

         Disposition of Fund Shares. A disposition of Fund shares pursuant to a redemption (including a redemption in-kind) or an exchange will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to be received in the case of an exchange) and the cost of the shares.

         If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

         If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

         Federal Income Tax Rates. As of the printing of this SAI, the maximum individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

         Backup Withholding. The Company may be required to withhold, subject to certain exemptions, at a rate of 31% ("backup withholding") on distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, if the shareholder fails to certify that the taxpayer identification number ("TIN"), usually a shareholder's social security or employee identification number, provided is correct and that the shareholder is not subject to backup withholding, or the Internal Revenue
Service ("IRS") notifies the Company that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Company could also subject the investor to penalties imposed by the IRS.

         Foreign Shareholders.  Under the Code,  distributions of net investment income by the Funds to a  nonresident  alien  individual,  foreign  trust (i.e., trust  which  a  U.S.  court  is  able  to  exercise  primary  supervision  over administration  of that trust and one or more U.S.  persons  have  authority  to control substantial  decisions of that trust),  foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source),  foreign corporation, or  foreign  partnership  (a  "foreign  shareholder")  will be  subject  to U.S.
withholding  tax (at a rate  of 30% or a  lower  treaty  rate,  if  applicable).
Withholding  will not  apply  if a  distribution  paid by the Fund to a  foreign shareholder is "effectively  connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent  establishment of
the  foreign   shareholder),   in  which  case  the  reporting  and  withholding
requirements  applicable to U.S. persons will apply.  Capital gain distributions are generally not subject to tax withholding.

         New Regulations. On October 6, 1997, the Treasury Department issued new regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 2000, subject to certain transition rules. Among other things, the New Regulations will permit the Funds to estimate the portion of their distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders that will be subject to U.S. income tax withholding.
Prospective investors are urged to consult their own tax advisors regarding the New Regulations.

         Special Tax Considerations.

All Funds

         Each Fund intends that at least 50% of the value of its total assets at the close of each quarter of its taxable years will consist of obligations the interest on which is exempt from federal income tax, so that they will qualify under the Code to pay "exempt-interest dividends." The portion of total dividends paid by the Fund with respect to any taxable year that constitutes exempt-interest dividends will be the same for all shareholders receiving dividends during such year. In general, exempt-interest dividends will be exempt from federal income taxation in the hands of the Funds' shareholders. Long-term and/or short-term capital gain distributions will not constitute exempt-interest dividends and will be taxed as capital gain or ordinary income dividends, respectively. The exemption of interest income derived from investments in tax-exempt obligations for federal income tax purposes may not result in a similar exemption under the laws of a particular state or local taxing authority.

         Not later than 60 days after the close of its taxable  year,  the Funds will notify its  respective  shareholders  of the portion of the dividends  paid with respect to such taxable year which constitutes  exempt-interest  dividends.
The aggregate amount of dividends so designated  cannot exceed the excess of the amount of interest  excludable  from gross income under  Section 103 of the Code received  by the Fund during the taxable  year over any  amounts  disallowed  as
deductions   under  Sections  265  and  171(a)(2)  of  the  Code.   Interest  on
indebtedness  incurred  to  purchase  or  carry  shares  of a Fund  will  not be deductible to the extent that the Fund's  distributions  are exempt from federal income tax.

         In addition, the federal alternative minimum tax ("AMT") rules ensure that at least a minimum amount of tax is paid by taxpayers who obtain significant benefit from certain tax deductions and exemptions. Some of these deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating AMT. Among the tax preference items is tax-exempt interest from "private activity bonds" issued after August 7, 1986. To the extent that a Fund invests in private activity bonds, its shareholders who pay AMT will be required to report that portion of Fund dividends attributable to income from the bonds as a tax preference item in determining their AMT. Shareholders will be notified of the tax status of distributions made by the Fund. Persons who may be "substantial users" (or
"related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in the Fund. Furthermore, shareholders will not be permitted to deduct any of their share of the Fund's expenses in computing their AMT. With respect to a corporate shareholder of such Funds, exempt-interest dividends paid by a Fund is included in the corporate shareholder's "adjusted current earnings" as part of its AMT calculation, and may also affect its federal "environmental tax" liability. As of the printing of this SAI, individuals are subject to an AMT at a maximum rate of 28% and corporations at a maximum rate of 20%. Shareholders with questions or concerns about AMT should consult their tax advisors.

         Distributions   other   than   exempt-interest   dividends,   including
distributions  of interest in municipal  securities  issued by other issuers and all long-term and  short-term  capital gains will be subject to state income tax unless specifically exempted by statute.

         Shares of a Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and IRAs (including Education IRAs, Spousal IRAs and Roth
IRAs) since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the exempt status of dividends from the Fund.

Arizona Tax-Free Fund

         Individuals, trusts and estates who are subject to Arizona income tax will not be subject to such tax on dividends paid by the Arizona Tax-Free Fund, to the extent that such dividends qualify as exempt-interest dividends of a regulated investment company under Section 852(b)(5) of the Code and are attributable to either (i) obligations of the State of Arizona or its political subdivisions thereof or (ii) obligations issued by the governments of Guam, Puerto Rico, or the Virgin Islands. In addition, dividends paid by the Arizona
Tax-Free Fund that are attributable to interest payments on direct obligations of the U.S. government will not be subject to Arizona income tax to the extent the Arizona Tax-Free Fund qualifies as a regulated investment company under Subchapter M of the Code. Other distributions from the Arizona Tax-Free Fund, however, such as distributions of short-term or long-term capital gains, will generally not be exempt from Arizona income tax.

         Because shares of the Arizona Tax-Free Fund are intangibles, they are not subject to Arizona property tax. Shareholders of the Arizona Tax-Free Fund should consult their tax advisors about other state and local tax consequences of their investment in the Arizona Tax-Free Fund. The Company makes no representations as to Arizona state and local taxes that may be imposed on a corporate investor in the Arizona Tax-Free Fund and encourages such investors to consult with their own tax advisors.

California Tax-Free Bond and California Tax-Free Income Funds

         Individuals,  trusts and  estates  resident in  California  will not be subject to California  personal income tax on distributions  from the California
Tax-Free Bond Fund and California Tax-Free Income Fund that represent tax-exempt interest paid on municipal obligations of the State of California, its political subdivisions,  direct  obligations  of the U.S.  government  and  certain  other issuers,  including  Puerto  Rico,  Guam,  and the  U.S.  Virgin  Islands.  Such
individuals,  trusts and estates will be subject to California  personal  income tax on other  distributions  received from the California Tax-Free Bond Fund and
California  Tax-Free  Income  Fund,  including   distributions  of  interest  on
municipal obligations issued by other issuers and all capital gains.

         Except as noted  above  with  respect  to  California  personal  income
taxation   of   individuals,   trusts  and  estates   resident  in   California,
distributions  from the California  Tax-Free Bond Fund and  California  Tax-Free
Income Fund may be taxable to investors  under state or local law as income even though all or a portion of such  distributions  may be derived from  interest on tax-exempt  obligations which, if realized  directly,  would be exempt from such income taxes.

         Shareholders  of the  California  Tax-Free  Bond  Fund  and  California
Tax-Free Income Fund should consult their own tax advisors about other state and local tax consequences of their investments in the California Tax-Free Bond Fund and California Tax-Free Income Fund, such as consequences to California part-year residents, which may be different than the federal income tax consequences of such investments. The Company makes no representations as to California state and local taxes that may be imposed on a corporate investor in the California Tax-Free Bond Fund or California Tax-Free Income Fund and encourages such investors to consult with their own tax advisors.

Oregon Tax-Free Fund

         So long as the Oregon Tax-Free Fund qualifies to be taxed as a separate
"regulated investment company" under the Code, individuals, trusts and estates will not be subject to Oregon personal income tax on distributions from the Oregon Tax-Free Fund that represent "exempt-interest dividends" of a regulated investment company under the Code paid on municipal obligations of the State of Oregon and its political subdivisions, the U.S. Virgin Islands, Puerto Rico and Guam. Individuals, trusts and estates will be subject to Oregon personal income tax on other types of distributions received from the Oregon Tax-Free Fund, including distributions of interest on obligations issued by other issuers and all long-term and short-term capital gains. Shares of the Oregon Tax-Free Fund will not be subject to the Oregon property tax.

         Shareholders of the Oregon Tax-Free Fund should consult their own tax advisors about other state and local tax consequences of their investments in the Oregon Tax-Free Fund, which may differ from the federal income tax consequences of such investments. The Company makes no representations as to Oregon state and local taxes that may be imposed on a corporate investor in the Oregon Tax-Free Fund and encourages such investors to consult with their own tax advisors.

National Tax-Free Fund

         Investors are advised to consult their tax advisors concerning the application of state and local taxes, which may have different consequences from those under federal income tax law.

         Other Matters. Investors should be aware that the investments to be made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts.
Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

         The  foregoing   discussion  and  the  discussions  in  the  Prospectus
applicable   to  each   shareholder   address  only  some  of  the  federal  tax
considerations  generally  affecting  investments in the Funds. Each investor is urged to consult  his or her tax  advisor  regarding  specific  questions  as to federal, state, local or foreign taxes.


                                                                  CAPITAL STOCK

         The Funds are six of the funds in the Stagecoach  Family of Funds.  The
Company was organized as a Maryland corporation on September 9, 1991 and currently offers shares of over thirty other funds.

         Most of the Company's funds are authorized to issue multiple classes of shares,  one class  generally  subject to a front-end  sales charge and, in some cases, classes subject to a  contingent-deferred  sales charge, that are offered to retail investors. Certain of the Company's funds also are authorized to issue other classes of shares,  which are sold primarily to  institutional  investors.
Each class of shares in a fund represents an equal,  proportionate interest in a fund with other shares of the same class.  Shareholders of each class bear their
pro  rata  portion  of  the  fund's  operating  expenses,   except  for  certain
class-specific   expenses  (e.g.,  any  state  securities   registration   fees,
shareholder  servicing  fees or  distribution  fees that may be paid  under Rule
12b-1)  that are  allocated  to a  particular  class.  Please  contact  Investor
Services at 1-800-222-8222 if you would like additional  information about other funds or classes of shares offered.

         With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract, since it affects only one Fund, is a matter to be determined separately by series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

         As used in the Prospectus and in this SAI, the term "majority" when referring to approvals to be obtained from shareholders of a Fund, means the vote of the lesser of (i) 67% of the shares of such class of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of such class of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such class of the Fund. The term
"majority," when referring to the approvals to be obtained from shareholders of the Company as a whole, means the vote of the lesser of (i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the Company's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Company's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

         The Company may dispense with an annual meeting of shareholders in any year in which it is not required to elect directors under the 1940 Act.

         Shares have no preemptive rights or subscription. All shares, when issued for the consideration described in the Prospectus, are fully paid and non-assessable by the Company.

         Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Directors. In the event of the liquidation or dissolution of the Company, shareholders of a Fund or class are entitled to receive the assets attributable to the Fund or class that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Directors in their sole discretion may determine.

         Set forth below as of June 30, 1998 is the name, address and share ownership of each person known by the Company to have beneficial or record ownership of 5% or more of a class of a Fund or 5% or more of the voting securities of a Fund as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.


                       5% Ownership AS OF oCTOBER 25, 1999

                                                                                           Percentage
                 Fund                                   Name and Address                     of Class

ARIZONA TAX-FREE
   Class A                                  HEP & CO                                      6.59%
                                            c/o Wells Fargo Bank
                                            P.O. Box 9800 MAC 91372-027
                                            Calabasas, CA  91372-0800

                                            DEAN WITTER FOR THE BENEFIT OF                6.45%
                                            JUDITH A. HUTCHINGS TEE OF THE
                                            P.O. Box 250 Church Street Station
                                            New York, NY  1008-0250

                                            DONNA MARIE BROWN                             5.75%
                                            P.O. Box 2450
                                            Pine Top, AZ  85935-2450

   Class B                                  DEAN WITTER FOR THE BENEFIT OF                10.91%
                                            ROBERT C. BUNDY
                                            390 S Palo Verde Drive
                                            P.O. Box 250 Church Street Station
                                            New York, NY  10008-0250

                                            DEAN WITTER FOR THE BENEFIT OF                7.99%
                                            HANNA SCOTT TTEE OF THE
                                            P.O. Box 250 Church Street Station
                                            New York, NY  10008-0250

                                            DEAN WITTER FOR THE BENEFIT OF                6.61%
                                            FRANK V. HORALEK &
                                            P.O. Box 250 Church Street Station
                                            New York, NY  10008-0250

                                            DEAN WITTER FOR THE BENEFIT OF                5.37%
                                            WAYNE J. HARRINGTON TTEE
                                            P.O. Box 250 Church Street Station
                                            New York, NY  10008-0250

                                            DEAN WITTER FOR THE BENEFIT OF                5.36%
                                            WALTER J. MARSHALL TTEE OF THE
                                            P.O. Box 250 Church Street Station
                                            New York, NY  10008-0250

                                            STEVEN W. WINTER                              5.23%
                                            3741 E Leland Street
                                            Mesa, AZ  85215-2319


   Institutional Class                      VIRG & CO                                     82.20%
                                            ATTN:  MF DEPT A88-4
                                            P.O. Box 9800
                                            Calabasas, CA  91372-0800

                                            EMSEG & CO                                    8.49%
                                            STAGECOACH AZ Tax Free FD CL I
                                            c/o Mutual Fund Processing
                                            P.O. Box 1450 NW 8477
                                            Minneapolis, MN  55485-1450

                                            EMSEG & CO                                    5.81%
                                            STAGECOACH AZ Tax Free FD CL I
                                            c/o Mutual Fund Processing
                                            P.O. Box 1450 NW 8477
                                            Minneapolis, MN  55485-1450

CALIFORNIA LIMITED TERM
   TAX-FREE
   Class A                                  INVESTOR SERVICES GROUP                       40.03%
                                            FBO Wells Fargo/Portfolio Advisor
                                            Customer
                                            211 South Gulph Road
                                            King of Prussia, PA  19406-3101

                                            VIRG & CO                                     7.42%
                                            c/o Wells Fargo Bank
                                            P.O. Box 9800  MAC 9139-027
                                            Calabasas, CA  91372-0800

   Institutional Class                      HEP & CO                                      47.01%
                                            ATTN:  MF DEPT A-88-4
                                            P.O. Box 9800 MAC 9139-027
                                            Calabasas, CA  91372-0800

                                            VIRG & CO                                     36.66%
                                            ATTN:  MF DEPT A-88-4
                                            P.O. Box 9800
                                            Calabasas, CA  91372-0800

                                            DIM & CO                                      10.97%
                                            ATTN:  MF DEPT A-88-4
                                            P.O. Box 9800
                                            Calabasas, CA  91372-0800


CALIFORNIA TAX-FREE
   Class A                                  N/A                                           N/A

   Class B                                  N/A                                           N/A

   Class C                                  MLPF&S FOR THE SOLE BENEFIT                   6.34%
                                            OF ITS CUSTOMERS
                                            ATTN:  Mutual Fund Administration
                                            4800 Deer Lake Drive East 3rd Floor
                                            Jacksonville, FL  32246-6484

   Institutional Class                      DIM & CO                                      72.99%
                                            ATTN:  MF DEPT A-88-4
                                            P.O. Box 9800
                                            Calabasas, CA  91372-0800

                                            VIRG & CO                                     9.97%
                                            ATTN:  MF DEPT A-88-4
                                            P.O. Box 9800
                                            Calabasas, CA  91372-0800

                                            HEP & CO                                      6.54%
                                            ATTN:  MF DEPT A-88-4
                                            P.O. Box 9800 MAC 9139-027
                                            Calabasas, CA  91372-0800

NATIONAL TAX-FREE
   Class A                                  MLPF&S FOR THE SOLE BENEFIT OF ITS            10.36%
                                            CUSTOMERS
                                            Attn:  Mutual Fund Administration
                                            4800 Deer Lake Drive East, 3rd Floor
                                            Jacksonville, FL  32246-6484

   Class B                                  NFSC FSBO #CL5-591483                         9.98%
                                            Winifred S. Laughlin Revocable
                                            U/A 07/08/94
                                            51 Dunnell Road
                                            Maplewood, NJ  07040-1333

                                            DEAN WITTER FOR THE BENEFIT OF
                                            Ruth Dines, Ttee
                                            P.O. Box 250 Church Street Station
                                            New York, NY  10008-0250
   Class C                                  MLPF&S FOR THE SOLE BENEFIT OF ITS            28.30%
                                            CUSTOMERS
                                            Attn:  Mutual Fund Administration
                                            4800 Deer Lake Drive East, 3rd Floor
                                            Jacksonville, FL  32246-6484

                                            Norwest Investment Services Inc.              21.22%
                                            FBO 112609161
                                            Northstar Bldg. East - 9th Floor
                                            608 Second Avenue South
                                            Minneapolis, MN  55479-0162

   Institutional Class                      VIRG & CO.                                    50.73%
                                            Attn:  MF Dept.
                                            P.O. Box 9800
                                            Calabbasas, CA  91372-0800


                                            HEP & CO.                                     34.16%
                                            Attn:  MF Dept. A88-4
                                            P.O. Box 9800 MAC 9139-027
                                            Calabasas, CA  91372-0800

                                            DIM & CO.                                     14.40
                                            Attn:  MF Dept. A88-4
                                            P.O. Box 9800
                                            Calabasas, CA  91372-0800

OREGON TAX-FREE
   Class A                                  N/A                                           N/A

   Class B                                  N/A                                           N/A

   Institutional Class                      VIRG & CO                                     56.02%
                                            MF DEPT A88-4
                                            P.O. Box 9800
                                            Calabasas, CA  91372-0800

                                            HEP & CO                                      22.87%
                                            ATTN:  MF DEPT A-88-4
                                            P.O. Box 9800 MAC 9139-027
                                            Calabasas, CA  91372-0800

                                            WELLS FARGO BANK CUSTODIAN                    12.66%
                                            FBO F.W. Temple & Gary Temple Tru
                                            MF 2141-028 A/C #216074
                                            P.O. Box 9800
                                            Calabasas, CA  91372-0800



         For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more that 25% of the voting securities of a fund is presumed to "control" such fund. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more that 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).


                                                                      OTHER

         This Company's Registration Statement, including the Prospectus and SAI for the Fund and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C. Statements contained in a Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.


                                                                     COUNSEL

         Morrison & Foerster LLP, 2000  Pennsylvania  Avenue,  N.W., Suite 5500,
Washington, D.C. 20006, as counsel for the Company, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectus.


                                                               INDEPENDENT AUDITORS

         KPMG LLP erves as the independent auditors for the Company. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three
Embarcadero Center, San Francisco, California 94111.


                              FINANCIAL INFORMATION

         The  portfolio  of  investments,   audited  financial   statements  and
independent auditors' report for the Funds for the year ended June 30, 1999, are hereby  incorporated  by reference to the Annual Report as filed with the SEC on
September 1, 1999.

         Annual Reports may be obtained by calling 1-800-222-8222.






421
                                    APPENDIX

         The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds, municipal notes, and corporate and municipal commercial paper.


Corporate and Municipal Bonds

         Moody's: The four highest ratings for corporate and municipal bonds are
"Aaa,"  "Aa," "A" and  "Baa."  Bonds  rated  "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment  risk. Bonds rated "Aa" are of "high quality by all  standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated
"A" possess many favorable investment  attributes and are considered to be upper medium grade  obligations.  Bonds rated "Baa" are  considered to be medium grade obligations;  interest  payments and principal  security appear adequate for the
present,   but   certain   protective   elements   may  be  lacking  or  may  be
characteristically  unreliable  over any great  length of time.  Such bonds have speculative  characteristics as well. Moody's applies numerical modifiers:  1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system.  The modifier 1 indicates  that the security ranks in the higher end of its category;
the modifier 2 indicates a mid-range ranking;  and the modifier 3 indicates that the issue ranks in the lower end.

         S&P: The four highest  ratings for corporate  and  municipal  bonds are
"AAA," "AA," "A" and "BBB." Bonds rated "AAA" have the highest ratings  assigned by S&P  and  have  an  extremely  strong  capacity  to pay  interest  and  repay principal.  Bonds rated "AA" have a "very  strong  capacity to pay  interest and repay  principal"  and  differ  "from the  highest  rated  issued  only in small degree."  Bonds rated "A" have a "strong  capacity"  to pay  interest  and repay principal,  but are "somewhat more susceptible" to adverse effects of changes in
economic   conditions  or  other   circumstances  than  bonds  in  higher  rated
categories.  Bonds rated "BBB" are regarded as having an "adequate  capacity" to pay interest and repay  principal,  but changes in economic  conditions or other circumstances  are more  likely to lead to a  "weakened  capacity"  to make such repayments.  The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.


Municipal Notes

         Moody's: The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG
3" in the case of an issue having a variable rate demand  feature).  Notes rated
"MIG 1" or "VMIG 1" are judged to be of the "best quality." Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins of protections "ample although not as large as in the preceding group." Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for, but lacking the strength of the preceding grades.

         S&P: The "SP-1"  rating  reflects a "very strong or strong  capacity to
pay   principal  and   interest."   Notes  issued  with   "overwhelming   safety
characteristics"   will  be  rated   "SP-1+."  The  "SP-2"  rating   reflects  a
"satisfactory capacity" to pay principal and interest.


Corporate and Municipal Commercial Paper

         Moody's: The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated "P-1" have a "superior capacity for repayment of short-term promissory obligations." Issuers rated "P-2" (Prime-2)
"have a strong capacity for repayment of short-term promissory obligations," but earnings trends, while sound, will be subject to more variation.

         S&P: The "A-1" rating for corporate and municipal commercial paper indicates that the "degree of safety regarding timely payment is either overwhelming or very strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+." Commercial paper with a strong capacity for timely payments on issues will be rated "A-2."